UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811- 05201


                           Thornburg Investment Trust
               (Exact name of registrant as specified in charter)

                    C/O Thornburg Investment Management, Inc.
              2300 North Ridgetop Road, Santa Fe, New Mexico 87506
               (Address of principal executive offices) (Zip code)


     Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506
                     (Name and address of agent for service)


         Registrant's telephone number, including area code:505-984-0200


                   Date of fiscal year end: September 30, 2012


                   Date of reporting period: December 31, 2011


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

         Thornburg Limited Term Municipal Fund
         Thornburg Intermediate Municipal Fund
         Thornburg Strategic Municipal Income Fund
         Thornburg California Limited Term Municipal Fund
         Thornburg New Mexico Intermediate Municipal Fund
         Thornburg New York Intermediate Municipal Fund
         Thornburg Limited Term U.S. Government Fund
         Thornburg Limited Term Income Fund
         Thornburg Strategic Income Fund
         Thornburg Value Fund
         Thornburg International Value Fund
         Thornburg Core Growth Fund
         Thornburg International Growth Fund
         Thornburg Investment Income Builder Fund
         Thornburg Global Opportunities Fund
         Thornburg Developing World Fund

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Thornburg Limited Term Municipal Fund                                                   December 31, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Alabama -- 1.70%
          Alabama State Public School & College Authority, 5.00% due 5/1/2012       AA/Aa1    $  2,000,000  $  2,032,080
          Alabama State Public School & College Authority, 5.00% due 5/1/2013       AA/Aa1       5,000,000     5,306,850
          Alabama State Public School & College Authority, 5.00% due 5/1/2015       NR/Aa1       8,530,000     9,708,164
          Alabama State Public School & College Authority, 5.00% due 5/1/2016       AA/Aa1       5,000,000     5,853,500
          Birmingham GO, 5.00% due 10/1/2013 (Insured: Natl-Re)                     AA/Aa2       2,500,000     2,682,125
          Birmingham GO, 5.00% due 2/1/2015                                         AA/Aa2       4,240,000     4,710,852
          Birmingham GO, 4.00% due 8/1/2015                                         AA/Aa2       3,005,000     3,276,081
          Birmingham GO, 5.00% due 2/1/2016                                         AA/Aa2       3,775,000     4,292,854
          Birmingham GO, 4.00% due 8/1/2016                                         AA/Aa2       3,645,000     4,001,663
          Birmingham GO, 5.00% due 2/1/2017                                         AA/Aa2       2,045,000     2,375,697
          Birmingham GO, 4.00% due 8/1/2017                                         AA/Aa2       2,760,000     3,044,197
          Birmingham GO, 5.00% due 2/1/2018                                         AA/Aa2       2,000,000     2,369,360
          Courtland   Solid  Waste  Disposal   Revenue,   4.75%  due  5/1/2017
          (International Paper Company)                                             BBB/NR       5,000,000     5,094,650
          Huntsville GO, 5.50% due 11/1/2014 pre-refunded 5/1/2012                 AAA/Aaa       3,425,000     3,554,122
          Mobile GO Warrants, 5.25% due 8/1/2012 (Insured: AGM)                    AA-/Aa2       1,025,000     1,055,074
          Mobile GO Warrants, 4.50% due 8/15/2016                                   NR/NR        1,735,000     1,802,717
          Mobile GO Warrants, 5.00% due 2/15/2019                                  AA-/Aa2       2,000,000     2,361,540
          Mobile Industrial  Development PCR, 5.00% due 6/1/2034 put 3/19/2015
          (Alabama Power Co.)                                                        A/A2        6,000,000     6,684,960
          Montgomery Waterworks & Sanitation, 5.00% due 9/1/2016                   AAA/Aa2       2,080,000     2,448,202
          Montgomery Waterworks & Sanitation, 5.00% due 9/1/2019                   AAA/Aa2       3,375,000     4,039,774
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.25% due
          9/1/2017                                                                  A+/A1        2,500,000     2,849,450
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.00% due
          9/1/2018                                                                  A+/A1        1,500,000     1,705,305
        Alaska -- 0.89%
          Alaska  Energy Power  Authority,  6.00% due 7/1/2013  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AA-/Aa2       1,600,000     1,713,040
          Alaska  Housing  Finance  Corp.  GO, 5.00% due  12/1/2018  (Insured:
          Natl-Re)                                                                 AA+/Aa2       2,000,000     2,348,480
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2014                                                                 AA-/Aa3       2,000,000     2,168,840
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2015                                                                 AA-/Aa3       1,900,000     2,120,134
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2016                                                                 AA-/Aa3       1,000,000     1,142,230
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2017                                                                 AA-/Aa3       3,000,000     3,497,040
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2018                                                                 AA-/Aa3       2,455,000     2,909,249
          Alaska  Municipal Bond Bank, 5.00% due 6/1/2014  (Insured:  Natl-Re)
          (State Aid Withholding)                                                   A+/Aa2       1,175,000     1,285,697
          Alaska Student Loan Corp., 5.25% due 1/1/2012 (Insured: AGM)              AA+/NR       3,000,000     3,000,390
          North Slope Boro GO, 5.00% due 6/30/2015 (Insured: Natl-Re)              AA-/Aa3       3,250,000     3,684,037
          North Slope Boro GO, 5.00% due 6/30/2017 (Insured: Natl-Re)              AA-/Aa3       8,800,000    10,551,816
          Valdez  Marine  Terminal  Revenue,  5.00% due 1/1/2021 (BP Pipelines
          Inc.; Insured: Guaranty Agreement-BP plc)                                 NR/NR        7,000,000     8,103,340
        Arizona -- 4.25%
          Arizona  Board of Regents  COP,  5.00% due 7/1/2018  (Arizona  State
          University; Insured: Natl-Re)                                             AA-/A1       1,285,000     1,466,583
          Arizona  Board of Regents  COP,  5.00% due 7/1/2019  (Arizona  State
          University; Insured: Natl-Re)                                             AA-/A1       3,735,000     4,245,388
          Arizona HFA, 5.25% due 1/1/2018 (Banner Health)                           AA-/NR       3,500,000     4,101,510
          Arizona HFA, 5.00% due 7/1/2018 (Catholic Health Care West)                A/A2        1,470,000     1,664,319
          Arizona HFA, 5.00% due 7/1/2019 (Catholic Health Care West)                A/A2        1,365,000     1,536,935
          Arizona HFA, 5.00% due 7/1/2020 (Catholic Health Care West)                A/A2        1,290,000     1,438,324
          Arizona Lottery Revenue, 5.00% due 7/1/2018 (Insured: AGM)               AA-/Aa3       8,370,000    10,020,899
          Arizona Lottery Revenue, 5.00% due 7/1/2020 (Insured: AGM)               AA-/Aa3       8,000,000     9,683,600
          Arizona School Facilities Board Revenue, 5.00% due 7/1/2016               NR/NR        5,775,000     6,316,637
          Arizona  Transportation  Board Highway  Revenue,  5.25% due 7/1/2015
          pre-refunded 7/1/2012                                                    AAA/Aa1       3,860,000     4,034,202
          Arizona Transportation Board Highway Revenue, 5.00% due 7/1/2019         AA+/Aa2       3,500,000     4,327,295
          Arizona Transportation Board Highway Revenue, 5.00% due 7/1/2021         AA+/Aa2       7,465,000     9,295,642
          Arizona Transportation Board Highway Revenue, 5.00% due 7/1/2022         AA+/Aa2       5,000,000     6,139,300
          Chandler Street & Highway User Revenue, 3.00% due 7/1/2013                AA/Aa2       1,905,000     1,976,209
          Chandler Street & Highway User Revenue, 3.00% due 7/1/2014                AA/Aa2       2,790,000     2,945,347
          Gilbert Public Facilities  Municipal Property  Refunding,  3.00% due
          7/1/2015                                                                  AA/Aa2       1,080,000     1,146,107
          Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)                 A-/NR        1,000,000     1,093,060
          Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)                 A-/NR        1,325,000     1,476,090
          Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)                 A-/NR        1,440,000     1,623,211
          Glendale  Western  Loop  101  Public  Facilities  Corp.,  6.00%  due
          7/1/2019                                                                  AA/A2        2,200,000     2,339,546
          Maricopa County IDA Health Facilities  Revenue,  4.125% due 7/1/2015
          (Catholic Health Care West)                                                A/A2        1,000,000     1,067,340
          Maricopa County IDA Health  Facilities  Revenue,  5.00% due 7/1/2038
          put 7/1/2014 (Catholic Health Care West)                                   A/A2        7,500,000     8,111,625
          Maricopa County Pollution  Control Corp. PCR, 5.50% due 5/1/2029 put
          5/1/2012 (Arizona Public Service Co.)                                    BBB/Baa2     10,000,000    10,131,700
          Mesa Highway GO, 3.25% due 7/1/2016                                      AA+/Aa3      10,000,000    10,497,600
          Mohave County IDA, 5.00% due 4/1/2014  (Mohave Prison LLC;  Insured:
          Syncora) (ETM)                                                            AA+/NR       3,135,000     3,445,396
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR      12,100,000    12,700,523
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                             BBB/Baa2      1,600,000     1,720,096
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                             BBB/Baa2      2,600,000     2,795,156
          Navajo County PCR, 5.75% due 6/1/2034 put 6/1/2016  (Arizona  Public
          Service Co.)                                                             BBB/Baa2      9,700,000    10,973,707
          Northern  Arizona  University  COP,  5.00%  due  9/1/2019  (Insured:
          AMBAC)                                                                     A/A2        3,500,000     3,685,150
          Phoenix Civic Improvement Corp. Airport Revenue, 3.00% due 7/1/2013       A+/A1        1,000,000     1,028,540
          Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)            NR/Baa3         410,000       413,424
          Pima County IDA, 5.00% due 7/1/2016 (Metro Police Facility)               AA/Aa3       2,500,000     2,799,675
          Pima County IDA, 5.00% due 7/1/2017 (Metro Police Facility)               AA/Aa3       3,000,000     3,407,280
          Pima County IDA, 5.00% due 7/1/2018 (Metro Police Facility)               AA/Aa3       3,285,000     3,767,632
          Pima County IDA, 5.00% due 7/1/2019 (Metro Police Facility)               AA/Aa3       2,000,000     2,300,420
          Pima County Sewer Revenue, 4.00% due 7/1/2014                             A+/NR        1,500,000     1,609,215
          Pima County Sewer Revenue, 5.00% due 7/1/2015                             A+/NR        1,250,000     1,407,688
          Pima County Sewer Revenue, 5.00% due 7/1/2016                             A+/NR        2,000,000     2,304,160
          Pima County Sewer Revenue, 4.50% due 7/1/2017 (Insured: AGM)             AA-/Aa3       5,000,000     5,805,200
          Pima County Sewer Revenue, 5.00% due 7/1/2017                             A+/NR        2,750,000     3,231,140
          Pima County Sewer Revenue, 5.00% due 7/1/2018                             A+/NR        2,000,000     2,383,640
          Pima County Sewer Revenue, 5.00% due 7/1/2018 (Insured: AGM)             AA-/Aa3       5,000,000     6,018,900
          Salt River  Agricultural  Improvement  & Power  District,  3.00% due
          1/1/2014                                                                  AA/Aa1      11,275,000    11,847,544
          Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)                A-/A3        6,885,000     7,561,658
          University Arizona Medical Center Corp. GO, 5.00% due 7/1/2014          BBB+/Baa1      1,000,000     1,060,540
          Yuma Property  Corp.  Utility  Systems  Revenue,  5.00% due 7/1/2016
          (Insured: Syncora)                                                        A+/A1        2,000,000     2,263,120
          Yuma Property  Corp.  Utility  Systems  Revenue,  5.00% due 7/1/2018
          (Insured: Syncora)                                                        A+/A1        2,130,000     2,426,262
        Arkansas -- 0.16%
          Jefferson  County Hospital  Revenue,  4.00% due 6/1/2015  (Jefferson
          Regional Medical Center; Insured: AGM)                                    AA-/NR       1,205,000     1,281,783
          Jefferson  County Hospital  Revenue,  4.00% due 6/1/2016  (Jefferson
          Regional Medical Center; Insured: AGM)                                    AA-/NR       1,395,000     1,490,878
          Jefferson  County Hospital  Revenue,  4.00% due 6/1/2017  (Jefferson
          Regional Medical Center; Insured: AGM)                                    AA-/NR       1,375,000     1,466,823
          Jefferson  County Hospital  Revenue,  4.50% due 6/1/2018  (Jefferson
          Regional Medical Center; Insured: AGM)                                    AA-/NR       1,495,000     1,638,565
          Jefferson  County Hospital  Revenue,  4.50% due 6/1/2019  (Jefferson
          Regional Medical Center; Insured: AGM)                                    AA-/NR       1,580,000     1,722,184
        California -- 7.74%
          Alameda County COP, 5.00% due 12/1/2017  (Santa Rita Jail;  Insured:
          AMBAC)                                                                    AA/NR        1,000,000     1,175,220
          Anaheim Public Financing  Authority,  5.25% due 10/1/2018  (Electric
          Systems Generation; Insured: AGM)                                        AA-/Aa3       1,560,000     1,609,452
          Calexico USD COP, 5.75% due 9/1/2013                                      A-/NR        1,155,000     1,209,897
          California  Educational  Facilities,   5.00%  due  4/1/2017  (Pitzer
          College)                                                                  NR/A3        1,460,000     1,660,925
          California  Educational  Facilities,  5.00%  due  4/1/2021  (Chapman
          University)                                                               NR/A2        4,870,000     5,695,806
          California GO, 4.75% due 4/1/2018                                         A-/A1        1,250,000     1,462,113
          California GO, 5.00% due 9/1/2020                                         A-/A1       10,000,000    12,072,500
          California GO, 5.00% due 9/1/2021                                         A-/A1        5,000,000     5,999,600
          California  HFA,  5.50% due 2/1/2017  (Community  Program;  Insured:
          California Mtg Insurance)                                                 A-/NR        2,575,000     2,882,687
          California  HFA,  5.50% due 2/1/2019  (Community  Program;  Insured:
          California Mtg Insurance)                                                 A-/NR        2,865,000     3,240,000
          California  HFA,  5.75% due 2/1/2020  (Community  Program;  Insured:
          California Mtg Insurance)                                                 A-/NR        1,975,000     2,259,657
          California  HFA,  5.75% due 2/1/2021  (Community  Program;  Insured:
          California Mtg Insurance)                                                 A-/NR        1,695,000     1,939,470
          California HFA, 5.25% due 3/1/2022 (Catholic Health Care West)             A/A2        7,020,000     7,824,562
          California  HFA,  5.00% due 7/1/2028 put 7/1/2014  (Catholic  Health
          Care West)                                                                 A/A2        2,000,000     2,156,440
          California  Housing Finance  Agency,  2.50% due 12/1/2017 (One Santa
          Fe Apartments; GNMA Collateralized Mortgage Loan)                         NR/Aaa       1,725,000     1,740,939
          California  Housing Finance Agency,  5.00% due 7/1/2027 put 7/1/2014
          (Catholic Health Care West)                                                A/A2        3,500,000     3,773,770
          California  State  Department  of  Transportation   COP,  5.25%  due
          3/1/2016 (Insured: Natl-Re)                                               BBB/A2       1,000,000     1,003,840
          California State  Department of Water Resources Power Supply,  5.50%
          due 5/1/2012                                                             AA-/Aa3       2,600,000     2,646,384
          California State  Department of Water Resources Power Supply,  6.00%
          due 5/1/2013 pre-refunded 5/1/2012                                       AA-/Aa3       2,550,000     2,624,154
          California State  Department of Water Resources Power Supply,  5.00%
          due 5/1/2015                                                             AA-/Aa3       5,000,000     5,684,050
          California State  Department of Water Resources Power Supply,  5.00%
          due 5/1/2016                                                             AA-/Aa3       5,000,000     5,851,200
          California State Economic Recovery, 5.00% due 7/1/2020                    A+/Aa3       4,200,000     5,091,702
          California State Economic Recovery GO, 5.00% due 7/1/2018                 A+/Aa3       4,000,000     4,839,480
          California State HFA, 5.00% due 3/1/2020 (Catholic Health Care)            A/A2        4,400,000     4,909,256
          California State HFA, 5.00% due 3/1/2021 (Catholic Health Care)            A/A2        3,450,000     3,831,328
          California State Public Works Board,  5.00% due 9/1/2016 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,500,820
          California State Public Works Board,  5.00% due 9/1/2017 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,561,390
          California   State   Public  Works   Board,   5.00%  due   11/1/2017
          (California State University Trustees)                                   BBB+/Aa3      3,000,000     3,403,620
          California   State   Public  Works   Board,   5.00%  due   11/1/2018
          (California State University Trustees)                                   BBB+/Aa3      2,700,000     3,056,913
          California State Public Works Board, 5.00% due 10/1/2020                 BBB+/A2       1,000,000     1,124,230
          California State Public Works Board, 5.00% due 10/1/2021                 BBB+/A2       1,000,000     1,117,990
          California  Statewide  Community  Development  Authority,  5.00% due
          6/15/2013                                                                 A-/A1        9,500,000    10,063,540
          California  Statewide  Community  Development  Authority,  5.00% due
          5/15/2017 (Irvine LLC-UCI East Campus)                                   NR/Baa2       2,200,000     2,398,594
          California  Statewide  Community  Development  Authority,  5.00% due
          4/1/2019 (Kaiser Credit Group)                                            A+/NR       27,000,000    32,127,300
          California  Statewide  Community  Development  Authority,  5.00% due
          7/1/2020 (Aspire Public Schools; Insured: College for Certain LLC)        NR/NR        2,100,000     2,103,675
          California Statewide Community  Development Authority PCR, 4.10% due
          4/1/2028 put 4/1/2013 (Southern  California Edison County;  Insured:
          Syncora)                                                                   A/A1        1,000,000     1,039,830
          Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re/FGIC)                   A+/NR        7,000,000     5,391,890
          Centinela   Valley  Unified  High  School  District  GO,  4.00%  due
          12/1/2013                                                                SP-1+/NR      5,665,000     5,919,302
          Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)       A+/A1          600,000       692,340
          Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)       A+/A1        1,750,000     2,062,147
          Chula Vista COP, 5.25% due 3/1/2018                                       A-/NR        1,170,000     1,329,775
          Chula Vista COP, 5.25% due 3/1/2019                                       A-/NR        1,235,000     1,409,666
          Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re/FGIC)                    AA/NR        2,685,000     2,122,815
          Golden  State  Tobacco  Securitization  Corp.,  5.50%  due  6/1/2043
          pre-refunded 6/1/2013                                                    AA+/Aaa       2,000,000     2,144,600
          Inland Valley Development Agency, 5.25% due 4/1/2013 (ETM)                 A/NR        2,000,000     2,122,120
          Inland Valley Development Agency, 5.50% due 4/1/2014 (ETM)                 A/NR        2,000,000     2,219,420
          Irvine USD, 5.25% due 9/1/2017  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA-/NR       5,000,000     5,778,800
          Irvine USD, 5.25% due 9/1/2018  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA-/NR       3,000,000     3,505,200
          Irvine USD, 5.25% due 9/1/2019  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA-/NR       3,000,000     3,514,410
          Kern Community College District COP, 4.00% due 4/1/2014                  SP-1+/NR      2,000,000     2,071,040
          Los Angeles  Convention &  Exhibition  Center  Authority,  5.00% due
          8/15/2018                                                                 A+/A2        2,095,000     2,383,817
          Los  Angeles  County  Public  Works  Authority,  5.00% due  8/1/2019
          (Multiple Capital Projects)                                               A+/A1       17,935,000    21,094,071
          Los Angeles  County  Public  Works  Financing  Authority,  5.00% due
          8/1/2018 (Multiple Capital Projects)                                      A+/A1        4,000,000     4,678,040
          Los Angeles USD COP, 5.00% due 10/1/2017 (Insured: AMBAC)                 A+/A1        2,445,000     2,751,285
          Los Angeles USD COP, 5.50% due 12/1/2018 (Capital Projects)               A+/A1        4,600,000     5,346,718
          Los Angeles USD COP, 5.50% due 12/1/2019                                  A+/A1        7,040,000     8,220,960
          Los Angeles USD GO, 5.00% due 7/1/2018 (Insured: AGM)                    AA-/Aa2       4,000,000     4,735,880
          Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)                    AA/Aa3       1,435,000     1,619,441
          Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)                    AA/Aa3       2,260,000     2,611,633
          Mount San Antonio  Community  College GO, 0% due 8/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa2       5,000,000     4,311,450
          Newport  Beach  Revenue,  5.00% due  12/1/2038  put  2/7/2013  (Hoag
          Memorial Hospital)                                                        AA/Aa3       3,000,000     3,138,780
          Northern California Power Agency, 5.00% due 7/1/2017                       A/A2        1,000,000     1,185,360
          Northern  California Power Agency Revenue,  5.00% due 6/1/2018 (Lodi
          Energy Center)                                                            A-/A3        4,480,000     5,321,165
          Northern California Power Agency Revenue, 5.00% due 7/1/2019               A/A2        1,000,000     1,214,340
          Northern California Power Agency Revenue, 5.00% due 7/1/2020               A/A2        1,325,000     1,578,790
          Orange  County  Public  Financing  Authority,   5.00%  due  7/1/2017
          (Insured: Natl-Re)                                                        A+/Aa3       1,245,000     1,469,996
          Palo Alto USD GO, 0% due 8/1/2019                                        AAA/Aa1       1,000,000       799,530
          Palomar Community College Capital Appreciation GO, 0% due 8/1/2021       AA-/Aa2       2,560,000     1,685,146
          Pittsburgh  Redevelopment  Agency,  5.00% due 8/1/2012  (Los Medanos
          Community Development; Insured: Natl-Re)                                 A+/Baa2       1,255,000     1,273,900
          Pittsburgh  Redevelopment  Agency,  5.00% due 8/1/2018  (Los Medanos
          Community Development; Insured: Natl-Re)                                 A+/Baa2       5,150,000     5,294,869
          Redding   Electrical   Systems   Revenue  COP,  5.00%  due  6/1/2020
          (Insured: AGM)                                                            NR/Aa3       3,955,000     4,527,130
          Sacramento  Cogeneration  Authority,  5.00% due  7/1/2017  (Insured:
          AMBAC)                                                                    BBB/NR       8,290,000     8,905,947
          Sacramento  Cogeneration  Authority,  5.00% due 7/1/2017  (Procter &
          Gamble)                                                                   A+/A1          750,000       880,358
          Sacramento Municipal Utility District,  5.00% due 7/1/2016 (Cosumnes
          Project; Insured: Natl-Re)                                               BBB/Baa2      4,870,000     5,352,763
          Sacramento Municipal Utility District,  5.00% due 7/1/2019 (Cosumnes
          Project; Insured: Natl-Re)                                               BBB/Baa2      5,000,000     5,357,300
          Sacramento Municipal Utility District,  5.00% due 7/1/2020 (Cosumnes
          Project; Insured: Natl-Re)                                               BBB/Baa2      8,675,000     9,231,328
          San Diego  Redevelopment  Agency,  4.50% due  9/1/2019  (Centre City
          Redevelopment; Insured: AMBAC)                                            NR/A2        1,240,000     1,290,766
          San  Diego USD GO,  5.50%  due  7/1/2020  (Election  1998;  Insured:
          Natl-Re)                                                                 AA-/Aa2      10,000,000    12,238,000
          San Joaquin  Delta  Community  College  District GO, 0% due 8/1/2019
          (Insured: AGM)                                                           AA-/Aa2       7,600,000     5,689,892
          San Jose  Redevelopment  Agency Tax  Allocation,  6.00% due 8/1/2015
          (Insured: Natl-Re)                                                       BBB/Baa1      2,780,000     3,005,402
          San Luis & Delta-Mendota Water Authority,  4.50% due 3/1/2014 (Water
          Utility Improvements)                                                     A+/NR        3,900,000     4,157,751
          Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re/FGIC)                 A+/NR        3,425,000     2,624,338
          Santa Clara County  Financing  Authority  Lease  Revenue,  4.00% due
          5/15/2014 (Multiple Facilities)                                           AA/Aa2       4,245,000     4,509,166
          Solano County COP, 5.00% due 11/15/2017                                   AA-/A1       1,580,000     1,806,051
          Southeast  Resource  Recovery   Facilities   Authority,   5.25%  due
          12/1/2017 (Insured: AMBAC)                                                A+/A1        2,000,000     2,112,440
          Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)        A+/A2        2,000,000     2,345,200
          Tuolumne Wind Project Authority, 5.00% due 1/1/2019 (Tuolumne Co.)        A+/A2        2,000,000     2,368,720
          Tustin Community  Redevelopment  Agency,  4.00% due 9/1/2017 (Tustin
          Redevelopment)                                                             A/NR          935,000       982,732
          Tustin Community  Redevelopment  Agency,  4.00% due 9/1/2019 (Tustin
          Redevelopment)                                                             A/NR        1,010,000     1,047,804
          Tustin Community  Redevelopment  Agency,  4.00% due 9/1/2020 (Tustin
          Redevelopment)                                                             A/NR        1,050,000     1,080,209
          Twin Rivers USD GO, 0% due 4/1/2014                                      SP-1+/NR      3,490,000     3,304,437
          Ventura County COP, 5.00% due 8/15/2016                                   AA/Aa3       1,520,000     1,741,373
          Ventura County COP, 5.25% due 8/15/2017                                   AA/Aa3       1,635,000     1,919,653
          West  Covina  Redevelopment  Agency,  6.00%  due  9/1/2022  (Fashion
          Plaza)                                                                    AA/NR        5,990,000     6,893,711
        Colorado -- 2.23%
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  2/1/2015
          (Brighton Community Hospital Association; Insured: FHA/Natl-Re)           BBB/NR       1,530,000     1,669,704
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  8/1/2015
          (Brighton Community Hospital Association; Insured: FHA/Natl-Re)           BBB/NR       1,565,000     1,724,614
          Beacon  Point  Metropolitan  District,  4.375% due  12/1/2015  (LOC:
          Compass Bank)                                                              A/NR        1,145,000     1,148,011
          Broomfield Water Activity Enterprise,  5.30% due 12/1/2014 (Insured:
          Natl-Re)                                                                  NR/A1        1,620,000     1,633,608
          Colorado COP, 3.00% due 3/1/2013 (Colorado Penitentiary)                 AA-/Aa2       1,205,000     1,227,184
          Colorado COP, 4.00% due 3/1/2014 (Colorado Penitentiary)                 AA-/Aa2       1,285,000     1,348,903
          Colorado COP, 5.00% due 3/1/2016 (Colorado Penitentiary)                 AA-/Aa2       2,000,000     2,233,900
          Colorado COP, 5.00% due 3/1/2017 (Colorado Penitentiary)                 AA-/Aa2       2,000,000     2,269,120
          Colorado COP, 5.00% due 3/1/2018 (Colorado Penitentiary)                 AA-/Aa2       1,500,000     1,726,260
          Colorado  Educational  &  Cultural  Facilities,  4.00% due  6/1/2014
          (NCSL)                                                                     A/A3        1,300,000     1,376,323
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2016
          (NCSL)                                                                     A/A3        1,475,000     1,656,071
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2018
          (NCSL)                                                                     A/A3        1,625,000     1,880,596
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2020
          (NCSL)                                                                     A/A3        1,805,000     2,109,522
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2021
          (NCSL)                                                                     A/A3        1,000,000     1,162,760
          Colorado Educational & Cultural  Facilities,  0.07% due 5/1/2037 put
          1/3/2012  (National  Jewish  Federation;  LOC:  JPMorgan Chase Bank)
          (daily demand notes)                                                      NR/Aa1         650,000       650,000
          Colorado Educational & Cultural  Facilities,  0.07% due 9/1/2038 put
          1/3/2012  (National  Jewish  Federation;  LOC:  JPMorgan Chase Bank)
          (daily demand notes)                                                      NR/Aa1         950,000       950,000
          Colorado HFA, 5.00% due 11/15/2013 (Adventist Health/Sunbelt Group)      AA-/Aa3       2,840,000     3,059,844
          Colorado HFA, 5.00% due 11/15/2015 (Adventist Health/Sunbelt Group)      AA-/Aa3       2,365,000     2,667,342
          Colorado  HFA,  5.25%  due  5/15/2017   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AA-/NR       1,185,000     1,373,889
          Colorado  HFA,  5.25%  due  5/15/2019   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AA-/NR       2,225,000     2,636,358
          Colorado HFA,  5.50% due 10/1/2038 put 11/12/2015  (Catholic  Health
          Initiatives)                                                              AA/Aa2       1,000,000     1,161,730
          Colorado  HFA,  5.00% due 7/1/2039 put  11/8/2012  (Catholic  Health
          Initiatives)                                                              AA/Aa2       3,500,000     3,635,625
          Colorado HFA,  5.00% due 7/1/2039 put  11/12/2013  (Catholic  Health
          Initiatives)                                                              AA/Aa2       7,255,000     7,830,394
          Colorado HFA,  5.00% due 7/1/2039 put  11/11/2014  (Catholic  Health
          Initiatives)                                                              AA/Aa2       3,000,000     3,340,260
          Colorado Higher Education COP, 5.00% due 11/1/2013                       AA-/Aa2       1,025,000     1,102,634
          Denver City & County Airport System,  5.00% due 11/15/2016 (Insured:
          Natl-Re)                                                                  A+/A1        1,725,000     2,008,297
          Denver City & County Airport System,  5.00% due 11/15/2017 (Insured:
          Natl-Re)                                                                  A+/A1        1,000,000     1,182,210
          Denver City & County COP, 5.00% due 5/1/2013 (Insured: Natl-Re)          AA+/Aa1       3,890,000     4,108,657
          Denver City & County COP, 5.00% due 5/1/2014 (Insured: Natl-Re)          AA+/Aa1       4,000,000     4,358,480
          Denver City & County COP,  5.00% due 12/1/2016  (Buell  Theatre/Jail
          Dormitory; Insured: Natl-Re)                                             AA+/Aa1       3,025,000     3,226,162
          Denver City & County COP,  0.07% due  12/1/2031  put 1/3/2012  (SPA:
          JPMorgan Chase Bank) (daily demand notes)                                AA+/Aa1       1,200,000     1,200,000
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2014
          (Insured: Syncora)                                                      BBB-/Baa3      3,450,000     3,649,479
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2019
          pre-refunded 12/1/2013 (Insured: Syncora)                                 NR/NR        5,000,000     5,421,900
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2021
          (Insured: Syncora)                                                      BBB-/Baa3      3,700,000     3,796,533
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2022
          pre-refunded 12/1/2013 (Insured: Syncora)                                 NR/NR        2,000,000     2,168,760
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2022
          (Insured: Syncora)                                                      BBB-/Baa3      1,000,000     1,019,150
          E-470  Public  Highway  Authority  Capital   Appreciation,   0%  due
          9/1/2014 (Insured: Natl-Re)                                              BBB/Baa2      1,910,000     1,707,884
          Longmont Sales & Use Tax, 6.00% due 5/15/2019                             AA+/NR       3,215,000     4,052,411
          Park Creek  Metropolitan  District,  5.00% due  12/1/2015  (Insured:
          AGM)                                                                      AA-/NR       1,000,000     1,123,150
          Park Creek  Metropolitan  District,  5.00% due  12/1/2016  (Insured:
          AGM)                                                                      AA-/NR       1,035,000     1,187,828
          Park Creek  Metropolitan  District,  5.00% due  12/1/2017  (Insured:
          AGM)                                                                      AA-/NR       1,525,000     1,773,621
          Park Creek  Metropolitan  District,  5.50% due  12/1/2018  (Insured:
          AGM)                                                                      AA-/NR       1,200,000     1,448,928
          Park Creek  Metropolitan  District,  5.50% due  12/1/2019  (Insured:
          AGM)                                                                      AA-/NR       1,000,000     1,217,200
          Regional Transportation District COP, 5.00% due 6/1/2018                  A-/Aa3       1,750,000     2,030,350
          Regional Transportation District COP, 5.00% due 6/1/2019                  A-/Aa3       1,750,000     2,044,175
          Regional Transportation District COP, 5.00% due 6/1/2020                  A-/Aa3       3,655,000     4,285,159
          Regional Transportation District COP, 5.50% due 6/1/2021                  A-/Aa3       1,000,000     1,192,810
          Southlands   Metropolitan   District   GO,   6.75%   due   12/1/2016
          pre-refunded 12/1/2014                                                    AA+/NR         745,000       845,880
        Connecticut -- 0.06%
          Connecticut  Development  Authority  PCR,  5.75%  due  6/1/2026  put
          2/1/2012 (United Illuminating Co.)                                       NR/Baa2       1,000,000     1,003,560
          Connecticut  Health & Educational  Facilities,  3.50% due 11/15/2029
          put 2/1/2012 (Ascension Health)                                          AA+/Aa1       1,785,000     1,789,695
        Delaware -- 0.02%
          Delaware EDA, 6.375% due 5/1/2027  pre-refunded  5/1/2012 (Peninsula
          United Methodist Homes)                                                   NR/NR        1,000,000     1,029,960
        District of Columbia -- 1.01%
          District  of  Columbia   Convention  Center  Authority,   5.00%  due
          10/1/2013 (Washington Convention Center; Insured: AMBAC)                   A/A1        3,000,000     3,191,790
          District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)              A/NR        2,085,000     2,123,968
          District   of   Columbia   COP,   5.25%   due   1/1/2015   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        2,875,000     3,187,714
          District   of   Columbia   COP,   5.25%   due   1/1/2016   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        4,625,000     5,225,186
          District of Columbia COP, 5.00% due 1/1/2018                              A/Aa3        5,000,000     5,533,600
          District of Columbia COP, 5.00% due 1/1/2019 (Insured: Natl-Re)           A/Aa3        5,000,000     5,483,300
          District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)            A+/Aa2       5,000,000     6,208,350
          District of Columbia  Housing  Finance  Agency,  5.00% due  7/1/2014
          (Insured: AGM HUD Loan)                                                  AA-/Aa3       1,195,000     1,290,923
          District of Columbia  Housing  Finance  Agency,  5.00% due  7/1/2015
          (Insured: AGM HUD Loan)                                                  AA-/Aa3       1,480,000     1,632,440
          District of Columbia  Revenue,  4.00% due 4/1/2015  (National Public
          Radio)                                                                   AA-/Aa3       1,000,000     1,084,810
          District of Columbia  Revenue,  5.00% due 4/1/2016  (National Public
          Radio)                                                                   AA-/Aa3         500,000       572,005
          District of Columbia  Revenue,  4.00% due 4/1/2017  (National Public
          Radio)                                                                   AA-/Aa3       1,830,000     2,048,429
          District of Columbia  Revenue,  5.00% due 4/1/2018  (National Public
          Radio)                                                                   AA-/Aa3       1,195,000     1,421,548
          District of Columbia  Revenue,  5.00% due 4/1/2019  (National Public
          Radio)                                                                   AA-/Aa3         805,000       967,932
          District of Columbia  Revenue,  5.00% due 4/1/2020  (National Public
          Radio)                                                                   AA-/Aa3       1,250,000     1,509,425
          District  of  Columbia  Tax  Increment,  0% due  7/1/2012  (Mandarin
          Oriental; Insured: AGM)                                                  AA-/Aa3       1,580,000     1,571,310
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2014
          (Dulles Toll Road; Insured: AGM)                                         AA-/Aa3       2,000,000     1,875,420
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2016
          (Dulles Toll Road; Insured: AGM)                                         AA-/Aa3       4,000,000     3,440,920
        Florida -- 9.18%
          Broward  County  Airport  Systems,  5.00%  due  10/1/2014  (Insured:
          AMBAC)                                                                    A+/A1        4,000,000     4,377,200
          Broward County Port Facilities, 5.00% due 9/1/2013                        A-/A2        2,000,000     2,117,440
          Broward County Port Facilities, 5.00% due 9/1/2017                        A-/A2        2,820,000     3,225,685
          Broward County Port Facilities, 5.50% due 9/1/2018                        A-/A2        3,500,000     4,149,950
          Broward County Port Facilities, 5.50% due 9/1/2019                        A-/A2        2,800,000     3,343,144
          Broward County School Board COP, 5.25% due 7/1/2015 (Insured: AGM)       AA-/Aa3       3,035,000     3,379,048
          Broward County School Board COP, 5.00% due 7/1/2016 (Insured: AGM)       AA-/Aa3       1,495,000     1,683,430
          Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)       AA-/Aa3       3,715,000     4,222,989
          Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)       AA-/Aa3       7,630,000     8,673,326
          Broward  County  School  Board  COP,  5.00% due  7/1/2017  (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        1,000,000     1,132,730
          Capital Projects Finance  Authority,  5.50% due 10/1/2012  (Insured:
          Natl-Re)                                                                 BBB/Baa2      1,820,000     1,826,752
          Capital Projects Finance  Authority,  5.50% due 10/1/2015  (Insured:
          Natl-Re)                                                                 BBB/Baa2      2,660,000     2,653,510
          Collier County Special Obligation Revenue, 4.00% due 10/1/2014            AA/Aa2       1,410,000     1,533,798
          Escambia County HFA, 5.25% due 11/15/2014 (Ascension Health Credit)      AA+/Aa1       1,650,000     1,847,225
          Escambia County Utilities  Authority,  6.25% due 1/1/2012  (Insured:
          Natl-Re/FGIC)                                                             BBB/NR       5,235,000     5,235,785
          Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: AGM)       AA-/Aa3       1,605,000     1,743,415
          Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)       AA-/Aa3       1,500,000     1,668,105
          Florida Atlantic  University  Financing Corp.  Capital  Improvements
          Revenue, 5.00% due 7/1/2014 (Innovation Village)                           A/A1        1,950,000     2,109,510
          Florida Atlantic  University  Financing Corp.  Capital  Improvements
          Revenue, 5.00% due 7/1/2015 (Innovation Village)                           A/A1        2,395,000     2,647,673
          Florida Atlantic  University  Financing Corp.  Capital  Improvements
          Revenue, 5.00% due 7/1/2016 (Innovation Village)                           A/A1        2,275,000     2,558,602
          Florida  Board of  Education  Lottery  Revenue,  5.25% due  7/1/2016
          (Insured: Natl-Re/FGIC)                                                   AAA/A1       1,000,000     1,034,780
          Florida  Department  of  Management  Services,  5.25%  due  9/1/2016
          (Insured: AGM)                                                           AA+/Aa2       3,500,000     4,097,800
          Florida Higher Educational Facilities Financing,  4.00% due 4/1/2013
          (Nova Southeastern University)                                           BBB/Baa2      1,100,000     1,124,849
          Florida Higher Educational Facilities Financing,  5.00% due 4/1/2014
          (Nova Southeastern University)                                           BBB/Baa2      2,365,000     2,491,504
          Florida Higher Educational Facilities Financing,  5.00% due 4/1/2015
          (Nova Southeastern University)                                           BBB/Baa2      2,350,000     2,503,526
          Florida Higher Educational Facilities Financing,  5.00% due 4/1/2016
          (Nova Southeastern University)                                           BBB/Baa2      2,345,000     2,516,302
          Florida Higher Educational Facilities Financing,  5.25% due 4/1/2017
          (Nova Southeastern University)                                           BBB/Baa2      1,325,000     1,438,619
          Florida Higher Educational Facilities Financing,  5.25% due 4/1/2018
          (Nova Southeastern University)                                           BBB/Baa2      2,630,000     2,864,727
          Florida Higher Educational Facilities Financing,  5.50% due 4/1/2019
          (Nova Southeastern University)                                           BBB/Baa2      1,705,000     1,878,040
          Florida Hurricane Catastrophe, 5.00% due 7/1/2014                        AA-/Aa3      11,000,000    11,887,150
          Florida State Correctional  Privatization  Commission COP, 5.00% due
          8/1/2015 (Insured: AMBAC)                                                AA+/Aa2       2,000,000     2,177,360
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2012                                                                 AA+/NR         770,000       791,699
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2014                                                                 AA+/NR         905,000       986,495
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2015                                                                 AA+/NR         925,000     1,028,720
          Florida State Department of Transportation GO, 5.375% due 7/1/2017       AAA/Aa1       4,675,000     4,835,446
          Florida State Department of Transportation GO, 5.00% due 7/1/2018        AAA/Aa1       3,000,000     3,611,310
          Florida State Housing  Finance Corp.,  1.625% due 1/1/2015  (Captiva
          Cove Apartments; Insured: FNMA)                                           NR/Aaa       1,600,000     1,600,720
          Florida  Turnpike  Authority,  5.00%  due  7/1/2013  (Department  of
          Transportation)                                                          AA-/Aa3       4,875,000     5,205,330
          Fort  Myers  Florida  Improvement   Revenue,   5.00%  due  12/1/2018
          (Insured: Natl-Re)                                                        A+/Aa3       2,195,000     2,494,376
          Gainesville Utilities Systems Revenue, 6.50% due 10/1/2013                AA/Aa2       4,800,000     5,252,880
          Gainesville  Utilities  Systems  Revenue,  0.17% due  10/1/2026  put
          1/3/2012 (SPA: Suntrust Bank) (daily demand notes)                        AA/Aa2      43,080,000    43,080,000
          Gainesville  Utilities  Systems  Revenue,  0.18% due  10/1/2026  put
          1/3/2012 (SPA: Suntrust Bank) (daily demand notes)                        AA/Aa2       9,715,000     9,715,000
          Highlands County HFA, 5.00% due 11/15/2015 (Adventist Health)            AA-/Aa3       1,000,000     1,125,950
          Highlands    County   HFA,   5.00%   due    11/15/2016    (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       1,000,000     1,144,320
          Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health)            AA-/Aa3       1,000,000     1,109,170
          Highlands    County   HFA,   5.00%   due    11/15/2017    (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       3,200,000     3,719,168
          Highlands    County   HFA,   5.00%   due    11/15/2019    (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       3,000,000     3,538,650
          Highlands  County HFA, 3.95% due 11/15/2032 put 9/1/2012  (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       2,500,000     2,556,800
          Hillsborough   County  Assessment,   5.00%  due  3/1/2015  (Insured:
          Natl-Re/FGIC)                                                             A+/A1        5,000,000     5,440,450
          Hillsborough  County IDA PCR,  5.10% due 10/1/2013  (Tampa  Electric
          Co.)                                                                    BBB+/Baa1      7,410,000     7,596,361
       a  Hillsborough  County  IDA PCR,  5.00% due  12/1/2034  put  3/15/2012
          (Tampa Electric Co.; Insured: AMBAC)                                    BBB+/Baa1      6,650,000     6,708,453
          Hillsborough  County  Investment  Tax Revenue,  5.00% due  11/1/2016
          (Insured: AMBAC)                                                          AA/Aa2       1,000,000     1,151,810
          Hillsborough  County School Board COP, 5.25% due 7/1/2017  (Insured:
          Natl-Re)                                                                 AA-/Aa2       1,000,000     1,170,260
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2016
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,190,920
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2017
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,216,100
          Hollywood Water & Sewer Revenue, 5.00% due 10/1/2014 (Insured: AGM)       NR/Aa2       1,300,000     1,389,752
          Jacksonville  Economic  Development  Commission,  6.00% due 9/1/2017
          (Florida Proton Therapy Institute)                                        NR/NR        5,235,000     5,535,175
          JEA, 5.00% due 10/1/2014 (Electric Systems)                               A+/Aa3       7,165,000     7,788,283
          JEA, 4.00% due 10/1/2016 (Electric Systems)                               A+/Aa3       3,540,000     3,936,197
          JEA Water & Sewer Systems Revenue, 3.50% due 10/1/2013                   AA-/Aa2       5,565,000     5,854,436
          JEA Water & Sewer Systems Revenue, 5.00% due 10/1/2018                   AA-/Aa2       1,500,000     1,820,040
          Kissimmee Utilities Authority Electrical Systems Revenue,  5.25% due
          10/1/2016 (Insured: AGM)                                                  NR/Aa3       1,700,000     1,985,566
          Lake County School Board COP, 5.25% due 6/1/2017 (Insured: AMBAC)          A/NR        2,000,000     2,253,540
          Lake County School Board COP, 5.25% due 6/1/2018 (Insured: AMBAC)          A/NR        1,475,000     1,688,462
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2016
          (Insured: AGM)                                                           AA-/Aa3       9,780,000    11,345,289
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2017
          (Insured: AGM)                                                           AA-/Aa3       7,105,000     8,397,399
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2019
          (Insured: AGM)                                                           AA-/Aa3       5,000,000     6,040,200
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2020
          (Insured: AGM)                                                           AA-/Aa3       1,695,000     2,051,713
          Lakeland  Florida  Hospital  System  Revenue,  3.00% due  11/15/2013
          (Lakeland Regional Health)                                                NR/A2        1,000,000     1,022,480
          Lakeland  Florida  Hospital  System  Revenue,  4.00% due  11/15/2014
          (Lakeland Regional Health)                                                NR/A2        1,000,000     1,051,950
          Lakeland  Florida  Hospital  System  Revenue,  5.00% due  11/15/2019
          (Lakeland Regional Health)                                                NR/A2        4,950,000     5,495,836
          Marion  County  Hospital  District,   5.00%  due  10/1/2015  (Munroe
          Regional Health Systems)                                                  NR/A3        1,000,000     1,078,920
          Miami Beach GO, 4.00% due 9/1/2019                                       AA-/Aa2       2,745,000     3,134,763
          Miami Beach GO, 5.00% due 9/1/2020                                       AA-/Aa2       3,720,000     4,528,096
          Miami Beach GO, 4.00% due 9/1/2021                                       AA-/Aa2       1,015,000     1,150,624
          Miami Beach GO, 5.00% due 9/1/2022                                       AA-/Aa2       1,000,000     1,202,380
          Miami Dade County  Educational  Facilities  Authority  GO, 5.00% due
          4/1/2016 (University of Miami; Insured: AMBAC)                            A-/A3        3,000,000     3,326,010
          Miami  Dade  County   Expressway   Authority,   5.00%  due  7/1/2019
          (Insured: Assured Guaranty)                                              AA-/Aa3       6,530,000     7,684,961
          Miami  Dade  County  GO,   5.25%  due  7/1/2018   (Building   Better
          Communities)                                                             AA-/Aa2       4,540,000     5,421,759
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2015 (Insured: AGM)                                             AA-/Aa3       3,845,000     3,446,735
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2016 (Insured: AGM)                                             AA-/Aa3       3,535,000     3,050,882
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2017 (Insured: AGM)                                             AA-/Aa3       2,435,000     2,007,974
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2018 (Insured: AGM)                                             AA-/Aa3       5,385,000     4,246,072
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2019 (Insured: AGM)                                             AA-/Aa3       2,170,000     1,624,071
          Miami Dade County  School Board COP,  5.00% due  5/1/2014  (Insured:
          Natl-Re)                                                                   A/A1        1,000,000     1,069,460
          Miami Dade County School Board COP,  5.00% due  10/1/2015  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,099,420
          Miami Dade County  School Board COP,  5.00% due  5/1/2016  (Insured:
          Natl-Re)                                                                   A/A1        4,015,000     4,455,084
          Miami Dade County School Board COP,  5.00% due  10/1/2016  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,118,570
          Miami Dade County School Board COP, 5.00% due 5/1/2032 put 5/1/2016        A/A1        6,000,000     6,605,820
          Miami Dade County School District GO, 5.375% due 8/1/2015  (Insured:
          AGM)                                                                     AA-/Aa3       5,000,000     5,700,050
          Miami Dade County Special Housing,  5.80% due 10/1/2012 (HUD Section
          8)                                                                       NR/Baa3         625,000       637,050
          Miami GO, 5.00% due 1/1/2017 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB-/A3       1,245,000     1,331,789
          Miami GO, 5.00% due 1/1/2018 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB-/A3       2,040,000     2,187,268
          Miami GO, 5.00% due 1/1/2019 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB-/A3       1,325,000     1,419,433
          Miami Special Obligation, 5.00% due 1/1/2018 (Insured: Natl-Re)           A-/A2        1,970,000     2,291,839
          North  Miami  Educational  Facilities  Revenue,  5.00% due  4/1/2013
          (Johnston & Wales University; Insured: Syncora)                           NR/NR        1,530,000     1,584,774
          Orange County HFA, 5.00% due 10/1/2013 (Orlando Health)                    A/A2        1,100,000     1,162,986
          Orange County HFA, 5.00% due 10/1/2014 (Orlando Health)                    A/A2        2,790,000     2,988,564
          Orange County HFA, 5.00% due 10/1/2017 (Orlando Health)                    A/A2        1,980,000     2,195,998
          Orange County HFA, 5.25% due 10/1/2019 (Orlando Health)                    A/A2        5,000,000     5,655,300
          Orange County HFA,  6.25% due 10/1/2021  (Orlando  Health;  Insured:
          Natl-Re)                                                                   A/A2        1,870,000     2,229,900
          Orlando & Orange  County  Expressway  Authority,  5.00% due 7/1/2013
          (Insured: AMBAC)                                                           A/A2        5,845,000     6,216,450
          Polk County School District, 5.00% due 10/1/2013 (Insured: Natl-Re)       A/Baa2       2,000,000     2,108,740
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                               A-/A3        3,125,000     3,485,969
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                               A-/A3       10,000,000    11,155,100
          South  Broward  Florida  Hospital,   5.00%  due  5/1/2020  (Insured:
          Natl-Re)                                                                 AA-/Aa3       7,260,000     7,892,201
          South Florida  Water  Management  District COP,  5.00% due 10/1/2015
          (Insured: AMBAC)                                                          AA/Aa2       1,000,000     1,122,870
          South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)                     AA/Aa2       1,560,000     1,787,120
          South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)                     AA/Aa2       4,610,000     5,376,643
          St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)       NR/NR        2,120,000     2,195,642
          St.  Petersburg HFA, 5.50% due 11/15/2016 (All Children's  Hospital;
          Insured: AMBAC)                                                           NR/A1        1,980,000     2,036,866
          Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017           AA+/Aa2       5,615,000     6,780,169
          Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018           AA+/Aa2       2,890,000     3,548,255
          Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019           AA+/Aa2       3,000,000     3,723,570
          Tampa Baycare Health Systems, 5.00% due 11/15/2016                        NR/Aa3       2,855,000     3,247,762
          Tampa Baycare Health Systems, 5.00% due 11/15/2017                        NR/Aa3       1,215,000     1,403,386
          Tampa  Sports  Authority  Revenue,  5.75% due  10/1/2015  (Tampa Bay
          Arena; Insured: Natl-Re)                                                 BBB/Baa2      1,235,000     1,289,599
          University  of Central  Florida  Athletics  Association,  Inc.  COP,
          5.00% due 10/1/2016 (Insured: Natl-Re/FGIC)                               BBB/NR       1,640,000     1,768,527
          Volusia County Educational Facility Authority,  4.00% due 10/15/2013
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3         675,000       700,603
          Volusia County Educational Facility Authority,  5.00% due 10/15/2016
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       2,320,000     2,588,192
          Volusia County Educational Facility Authority,  4.00% due 10/15/2017
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       1,030,000     1,105,777
          Volusia County Educational Facility Authority,  5.00% due 10/15/2018
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       2,075,000     2,348,900
          Volusia County Educational Facility Authority,  5.00% due 10/15/2019
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       2,245,000     2,542,799
        Georgia -- 2.54%
          Atlanta  Airport  Passenger  Facility  Charge  Revenue,   5.00%  due
          1/1/2018                                                                  NR/A1        2,100,000     2,453,388
          Atlanta  Airport  Passenger  Facility  Charge  Revenue,   5.00%  due
          1/1/2020                                                                  NR/A1        6,000,000     7,144,140
          Atlanta  Airport  Passenger  Facility  Charge  Revenue,   5.00%  due
          1/1/2021                                                                  NR/A1        7,000,000     8,201,270
          Atlanta Airport Revenue, 5.00% due 1/1/2019                               NR/A1        3,145,000     3,738,336
       a  Atlanta Airport Revenue, 5.25% due 1/1/2020                               NR/A1        5,000,000     6,064,400
          Atlanta Airport Revenue, 5.50% due 1/1/2021                               NR/A1        3,525,000     4,353,587
          Atlanta  Tax  Allocation,  5.25% due  12/1/2016  (Atlantic  Station;
          Insured: AGM)                                                            AA-/Aa3       3,850,000     4,341,722
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2014  (Insured:
          Natl-Re/FGIC)                                                              A/A1        3,000,000     3,343,260
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2015  (Insured:
          Natl-Re/FGIC)                                                              A/A1        4,000,000     4,577,800
          Atlanta Water & Wastewater  Revenue,  5.00% due 11/1/2016  (Insured:
          AGM)                                                                     AA-/Aa3       3,215,000     3,692,267
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2016  (Insured:
          Natl-Re/FGIC)                                                              A/A1        8,215,000     9,644,821
          Atlanta Water & Wastewater  Revenue,  5.00% due 11/1/2017  (Insured:
          AGM)                                                                     AA-/Aa3       4,745,000     5,528,162
          Atlanta Water & Wastewater Revenue, 6.00% due 11/1/2019                    A/A1        5,650,000     7,119,282
          Burke  County  Development  Authority  PCR,  2.50% due  1/1/2040 put
          3/1/2013 (Oglethorpe Power)                                               A/Baa1       7,000,000     7,105,910
          Fulton County Facilities COP, 5.00% due 11/1/2017                        AA-/Aa3       8,400,000     9,746,268
          Fulton County Facilities COP, 5.00% due 11/1/2019                        AA-/Aa3       6,600,000     7,769,916
          Gainesville  Water & Sewer Revenue,  6.00% due 11/15/2012  (Insured:
          Natl-Re/FGIC)                                                            AA-/Aa3         595,000       615,777
          Georgia Municipal Electric Authority, 6.50% due 1/1/2017                  A+/A1        1,415,000     1,610,454
          Lagrange Troup County Hospital  Authority,  5.00% due 7/1/2018 (West
          Georgia Health Foundation, Inc.)                                          A+/Aa2       2,500,000     2,757,100
          Main Street Natural Gas, Inc., 5.00% due 3/15/2013 (Georgia Gas)         A-/Baa1       1,500,000     1,539,960
          Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)          A/Aa3        3,000,000     3,218,040
          Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)         A-/Baa1       3,590,000     3,707,429
          Main Street Natural Gas, Inc., 5.00% due 3/15/2015 (Georgia Gas)         A-/Baa1       2,000,000     2,065,740
          Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)         A-/Baa1       5,000,000     5,122,900
          Monroe  County   Development   Authority  PCR,  6.80%  due  1/1/2012
          (Oglethorpe Power; Insured: Natl-Re)                                     BBB/Baa2      1,000,000     1,000,170
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re)                                                        BBB/A1       2,975,000     3,369,723
          Valdosta & Lowndes County  Hospital  Authority,  5.00% due 10/1/2022
          (South Medical Center)                                                   AA-/Aa2       1,500,000     1,725,540
        Guam -- 0.29%
          Guam Government Limited Obligation Revenue, 5.25% due 12/1/2016          BBB-/NR       5,610,000     6,135,881
          Guam Government Limited Obligation Revenue, 5.25% due 12/1/2017          BBB-/NR       2,000,000     2,213,660
          Guam Government Limited Obligation Revenue, 5.50% due 12/1/2018          BBB-/NR       3,000,000     3,361,500
          Guam Government Limited Obligation Revenue, 5.50% due 12/1/2019          BBB-/NR       2,000,000     2,244,540
        Hawaii -- 0.46%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 BBB/A3         610,000       625,201
          Hawaii GO, 5.00% due 12/1/2019                                            AA/Aa2       3,000,000     3,739,650
          Hawaii GO, 5.00% due 12/1/2020                                            AA/Aa2       2,500,000     3,134,700
          Hawaii GO, 5.00% due 12/1/2021                                            AA/Aa2       3,000,000     3,787,290
          Hawaii GO, 5.00% due 12/1/2022                                            AA/Aa2       4,000,000     4,992,760
          Hawaii  State  Department  of Budget & Finance,  4.95% due  4/1/2012
          (Hawaiian Electric Company; Insured: Natl-Re)                            BBB/Baa2      5,850,000     5,875,331
        Idaho -- 0.32%
          Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014                       NR/NR        1,260,000     1,292,269
          Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017                       NR/NR        1,455,000     1,478,716
          University of Idaho, 5.25% due 4/1/2041 put 4/1/2021                      A+/Aa3      10,805,000    12,599,278
        Illinois -- 7.53%
          Bolingbrook GO, 0% due 1/1/2016 (Insured: Natl-Re)                        NR/Aa3       1,500,000     1,293,795
          Bolingbrook GO, 0% due 1/1/2017 (Insured: Natl-Re)                        NR/Aa3       2,000,000     1,633,360
          Broadview Tax Increment Revenue, 5.375% due 7/1/2015                      NR/NR        3,400,000     3,401,428
          Chicago  Board  of  Education  GO,  6.25%  due  1/1/2015   (Insured:
          Natl-Re)                                                                 BBB/Aa3       1,310,000     1,392,163
          Chicago Board of Education GO, 5.25% due 12/1/2017  (Chicago  School
          Reform Board; Insured: Natl-Re/FGIC)                                     AA-/Aa3       4,100,000     4,770,637
          Chicago  Board  of  Education  GO,  5.00%  due  12/1/2018  (Insured:
          Natl-Re)                                                                 AA-/Aa3       1,000,000     1,158,960
          Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC) (ETM)                    A+/Aa3         775,000       775,124
          Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC) (ETM)                    A+/Aa3         225,000       225,036
          Chicago GO, 5.375% due 1/1/2013 (Insured: Natl-Re)                        A+/Aa3       2,130,000     2,166,189
          Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re/FGIC)        A+/Aa3       2,670,000     2,404,869
          Chicago GO, 5.40% due 1/1/2018 (Insured: AGM)                            AA-/Aa3       3,000,000     3,010,590
          Chicago  GO,  5.44% due  1/1/2018  (Capital  Appreciation;  Insured:
          Natl-Re)                                                                  A+/Aa3       3,050,000     3,463,397
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2015
          (Insured: AGM)                                                           AA-/Aa3       8,460,000     9,407,266
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2016
          (Insured: AGM)                                                           AA-/Aa3       2,000,000     2,264,960
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2018              AA-/Aa3       3,000,000     3,476,880
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2019              AA-/Aa3       2,000,000     2,325,340
          Chicago  Illinois Board of Education GO, 0% due 12/1/2020  (Insured:
          BHAC/FGIC)                                                               AA+/Aa1      12,000,000     8,753,640
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2020              AA-/Aa3       2,500,000     2,913,575
          Chicago  Illinois  Park  District GO,  5.00% due 1/1/2018  (Personal
          Property Replacement)                                                    AA+/Aa2       1,150,000     1,359,220
          Chicago  Illinois  Public  Building  Commerce  Building,  4.00%  due
          1/1/2012                                                                  NR/Aa2       1,660,000     1,660,166
          Chicago  Illinois  Public  Building  Commerce  Building,  4.00%  due
          1/1/2013                                                                  NR/Aa2       3,275,000     3,373,119
          Chicago  Illinois  Public  Building  Commerce  Building,  5.25%  due
          12/1/2013 (Insured: Natl-Re/FGIC)                                        BBB/Aa3       3,000,000     3,205,590
          Chicago  Illinois  Transit  Authority   Capital  Grant,   5.25%  due
          6/1/2017 (Federal Transit Administration)                                  A/A1        3,000,000     3,403,620
          Chicago  Illinois  Transit  Authority   Capital  Grant,   5.50%  due
          6/1/2018 (Federal Transit Administration)                                  A/A1        2,500,000     2,891,950
          Chicago Midway Airport, 5.50% due 1/1/2013 (Insured: Natl-Re)              A/A2        1,180,000     1,228,734
          Chicago Tax Increment, 6.75% due 6/1/2022 (Pilsen Redevelopment)          NR/NR        5,000,000     5,114,500
          Chicago Wastewater Transmission Revenue, 4.00% due 1/1/2018               A+/Aa3       1,475,000     1,578,073
          Cicero Illinois GO, 5.25% due 1/1/2019 (Insured: Syncora)                 NR/NR        6,140,000     6,325,367
          Cook County  Community  Consolidated  School  District GO, 9.00% due
          12/1/2016 (Tinley Park; Insured: Natl-Re/FGIC)                            NR/Aa2       2,500,000     3,203,875
          Cook County  Community  High School  District,  5.00% due 12/15/2012
          (Insured: Assured Guaranty)                                               AA-/NR       3,180,000     3,310,793
          Cook County  Community  High School  District,  5.00% due 12/15/2013
          (Insured: Assured Guaranty)                                               AA-/NR       6,875,000     7,390,900
          Cook County  Community  School District GO, 9.00% due 12/1/2013 (Oak
          Park; Insured: Natl-Re/FGIC)                                              NR/Aa2       2,250,000     2,563,808
          Cook County GO, 5.00% due 11/15/2012 (ETM)                                AA/Aa3       6,000,000     6,248,400
          Cook County GO, 6.25% due 11/15/2013 (Insured: Natl-Re) (ETM)             AA/Aa3       3,995,000     4,431,893
          Cook County GO, 5.00% due 11/15/2019                                      AA/Aa3       3,690,000     4,261,433
          Cook County GO, 5.00% due 11/15/2020                                      AA/Aa3       3,590,000     4,080,968
          Cook County GO, 5.00% due 11/15/2021                                      AA/Aa3       5,000,000     5,701,700
          De Kalb County USD GO, 0% due 1/1/2021 (Capital Appreciation)            AA-/Aa2       6,140,000     4,325,814
          Illinois  Educational  Facilities,  4.75% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                A+/A1        3,030,000     3,414,022
          Illinois  Educational  Facilities,  5.00% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                NR/A1        3,000,000     3,372,960
          Illinois  Educational  Facilities,  5.25% due  3/1/2034 put 3/1/2018
          (Art Institute of Chicago)                                                NR/NR        3,500,000     3,993,045
          Illinois Educational  Facilities,  3.40% due 11/1/2036 put 11/1/2017
          (Medical Terminal Field Museum)                                            A/NR        1,300,000     1,360,684
          Illinois Educational  Facilities,  4.15% due 11/1/2036 put 11/1/2012
          (Field Museum)                                                             A/A2        5,250,000     5,374,215
          Illinois Educational  Facilities,  4.30% due 11/1/2036 put 11/1/2013
          (Field Museum)                                                             A/A2        3,100,000     3,251,559
          Illinois Finance Authority, 5.00% due 12/1/2012 (Columbia College)       BBB+/NR       1,000,000     1,028,370
          Illinois Finance  Authority,  4.00% due 2/15/2013  (Alexian Brothers
          Health Systems)                                                           NR/A3        1,500,000     1,531,290
          Illinois Finance  Authority,  5.00% due 2/15/2014  (Alexian Brothers
          Health Systems)                                                           NR/A3        3,000,000     3,153,540
          Illinois Finance Authority, 5.00% due 5/1/2014                           NR/Baa3       3,895,000     4,035,415
          Illinois  Finance  Authority,  5.00% due 11/1/2014  (Central  DuPage
          Health)                                                                   AA/NR        5,000,000     5,484,450
          Illinois  Finance  Authority,  4.00% due 4/1/2015  (Advocate  Health
          Care)                                                                     AA/Aa2       3,000,000     3,210,990
          Illinois Finance Authority, 5.00% due 10/1/2015 (DePaul University)       NR/A3        1,000,000     1,107,910
          Illinois  Finance  Authority,  5.00% due 11/1/2015  (Central  DuPage
          Health)                                                                   AA/NR        5,000,000     5,577,800
          Illinois Finance Authority, 5.25% due 12/1/2015 (Columbia College)       BBB+/NR       1,620,000     1,773,252
          Illinois  Finance  Authority,  5.00% due 4/1/2016  (Advocate  Health
          Care)                                                                     AA/Aa2       1,250,000     1,403,750
          Illinois Finance Authority, 5.00% due 12/1/2016 (Columbia College)       BBB+/NR       1,710,000     1,887,361
          Illinois  Finance  Authority,  5.00% due 11/1/2017 (Rush  University
          Medical Center; Insured: Natl-Re)                                         A-/A2        1,000,000     1,118,970
          Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College)       BBB+/NR       1,395,000     1,550,375
          Illinois  Finance  Authority,  5.50% due 11/1/2018  (Advocate Health
          Care)                                                                     AA/Aa2       1,000,000     1,181,760
          Illinois  Finance  Authority,  5.00% due 4/1/2020  (Advocate  Health
          Care)                                                                     AA/Aa2       1,000,000     1,138,040
          Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)          AA/Aa2       1,000,000     1,074,740
          Illinois  Finance  Authority,  3.875%  due  11/1/2030  put  5/1/2012
          (Advocate Health Care)                                                    AA/Aa2       2,000,000     2,024,060
          Illinois  Finance  Authority,   2.625%  due  2/1/2033  put  8/1/2015
          (Peoples Gas Light & Coke Co.)                                            A-/A1        9,500,000     9,707,005
          Illinois  Finance   Authority,   4.30%  due  6/1/2035  put  6/1/2016
          (Peoples Gas Light & Coke Co.; Insured: AMBAC)                            A-/A1        2,550,000     2,791,664
          Illinois  Finance   Authority,   3.00%  due  7/1/2042  put  5/6/2014
          (Prairie Power; Insured: National Rural UTI)                               A/NR       17,150,000    17,647,178
          Illinois HFA, 5.00% due 11/15/2013  (Northwestern  Medical Facility;
          Insured: Natl-Re)                                                         NR/A1        2,470,000     2,474,693
          Illinois HFA, 6.00% due 7/1/2017 (Lake Forest Hospital)                  AA+/Aa2       1,500,000     1,531,890
          Illinois Sales Tax, 3.50% due 6/15/2012                                   AAA/A1       6,055,000     6,139,286
          Illinois Sales Tax, 3.50% due 6/15/2013                                   AAA/A1       6,455,000     6,712,425
          Illinois Sales Tax, 3.50% due 6/15/2014                                   AAA/A1       6,455,000     6,835,716
          Illinois Sales Tax, 5.125% due 6/15/2015 pre-refunded 6/15/2013           AAA/A1       5,000,000     5,334,600
          Illinois Sales Tax, 5.00% due 6/15/2016                                   AAA/NR       3,500,000     4,038,930
          Illinois Sales Tax, 5.50% due 6/15/2016                                   AAA/A1       2,020,000     2,027,131
          Illinois Toll Highway Authority, 5.50% due 1/1/2014 (Insured: AGM)       AA-/Aa3      17,190,000    18,538,040
          Illinois Toll Highway Authority, 5.50% due 1/1/2015 (Insured: AGM)       AA-/Aa3       5,000,000     5,558,600
          Kane & Dekalb Counties  Community  Capital  Appreciation  GO, 0% due
          2/1/2021 (Insured: Natl-Re/FGIC)                                          NR/Aa3       3,165,000     2,190,813
          Kane County Forest  Preservation  District GO, 5.00% due  12/15/2015
          (Insured: Natl-Re/FGIC)                                                   AA+/NR       2,780,000     3,176,400
          Kane Mc Henry Cook & Dekalb  Counties  Capital  Appreciation  GO, 0%
          due 12/1/2021 (Insured: AMBAC)                                            NR/Aa3       2,000,000     1,325,540
          Lake County  Community  High School  District GO, 9.00% due 2/1/2014
          (Insured: AGM)                                                           AAA/Aa3       1,925,000     2,228,438
          Lake County  Community  High School  District GO, 9.00% due 2/1/2015
          (Insured: AGM)                                                           AAA/Aa3       1,610,000     1,973,941
          Lake County  Community  High School  District GO, 9.00% due 2/1/2016
          (Insured: AGM)                                                           AAA/Aa3       1,890,000     2,441,464
          Lake County  Community  High School  District GO, 9.00% due 2/1/2017
          (Insured: AGM)                                                           AAA/Aa3       2,025,000     2,754,830
          McHenry & Kane Counties Community  Consolidated  School District GO,
          0% due 1/1/2012 (Insured: Natl-Re/FGIC)                                   BBB/NR       2,200,000     2,199,846
          McHenry & Kane Counties Community  Consolidated  School District GO,
          0% due 1/1/2017 (Insured: Natl-Re)                                       NR/Baa2       1,185,000       974,390
          Melrose Park Water Revenue, 5.20% due 7/1/2018 (Insured: Natl-Re)        BBB/Baa2      1,190,000     1,213,491
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2013 pre-refunded 10/18/2010 (Insured: Natl-Re) (ETM)            BBB/A2         485,000       480,800
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2013 (Insured: Natl-Re)                                          AAA/A2         560,000       546,291
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2016 (McCormick Place; Insured: Natl-Re/FGIC)                    BBB/A2      11,295,000    10,035,720
          Northern  Illinois   University,   4.00%  due  4/1/2013   (Auxiliary
          Facilities; Insured: AGM)                                                 NR/Aa3       1,000,000     1,034,420
          Peoria,  Tazewell,  Etc.  Counties  Community  College  District GO,
          4.25% due 12/1/2015                                                      AA+/Aa2       2,360,000     2,599,115
          Quincy Illinois, 5.00% due 11/15/2014 (Blessing Hospital)                 A-/A3        1,000,000     1,054,750
          Quincy Illinois, 5.00% due 11/15/2016 (Blessing Hospital)                 A-/A3        1,000,000     1,077,570
          Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019              A/NR       22,000,000    24,442,880
          Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019             A/NR        6,780,000     7,585,871
          Regional  Transportation  Authority,  6.25% due  7/1/2014  (Insured:
          Natl-Re; GO of Authority)                                                 AA/Aa3       3,500,000     3,940,510
          Sangamon  County  Community  Unit School  District  No. 5, 5.00% due
          1/1/2015 (Insured: AGM)                                                   AA/NR        2,210,000     2,465,277
          Southwestern  Illinois Development  Authority,  5.125% due 8/15/2016
          (Anderson Hospital)                                                      BBB/Baa3      1,450,000     1,551,993
          University of Illinois  Board of Trustees  COP,  5.00% due 10/1/2019
          (Insured: AGM)                                                           AA-/Aa2       2,000,000     2,243,160
          Will County Valley View Community  Unit School  District No. 365 GO,
          0% due 11/1/2018 (Insured: AGM)                                           AA/Aa2       3,370,000     2,672,006
        Indiana -- 3.97%
          Allen County  Economic  Development,  5.00% due 12/30/2012  (Indiana
          Institute of Technology)                                                  NR/NR          700,000       711,333
          Allen County Jail  Building  Corp.  First Mtg,  5.00% due  10/1/2014
          (Insured: Syncora)                                                        NR/Aa2       1,000,000     1,099,430
          Allen County Jail  Building  Corp.  First Mtg,  5.00% due  10/1/2015
          (Insured: Syncora)                                                        NR/Aa2       1,480,000     1,668,123
          Allen County Jail  Building  Corp.  First Mtg,  5.00% due  10/1/2016
          (Insured: Syncora)                                                        NR/Aa2       1,520,000     1,730,414
          Allen County Redevelopment District, 5.00% due 11/15/2016                 NR/A2        1,000,000     1,108,010
          Avon Community School Building Corp., 5.00% due 7/15/2017  (Insured:
          AMBAC) (State Aid Withholding)                                             A/NR        2,500,000     2,926,750
          Ball State  University  Student Fee,  5.75% due  7/1/2012  (Insured:
          Natl-Re/FGIC)                                                            AA-/Aa3         510,000       512,081
          Brownsburg  1999  School   Building   Corp.,   5.00%  due  7/15/2013
          (Insured: AGM) (State Aid Withholding)                                   AA-/Aa3       1,000,000     1,066,390
          Brownsburg  1999  School   Building   Corp.,   5.00%  due  7/15/2018
          (Insured: AGM) (State Aid Withholding)                                    AA-/NR       3,430,000     3,817,556
          Brownsburg 1999 School Building Corp.,  5.00% due 8/1/2018 (Insured:
          AGM) (State Aid Withholding)                                             AA-/Aa3       1,250,000     1,392,713
          Carmel Redevelopment Authority, 3.00% due 2/1/2013                        AA+/NR         960,000       981,110
          Carmel Redevelopment Authority, 3.00% due 8/1/2013                        AA+/NR         915,000       943,603
          Carmel Redevelopment Authority, 3.00% due 2/1/2014                        AA+/NR         965,000       999,576
          Carmel Redevelopment Authority, 3.00% due 8/1/2014                        AA+/NR         915,000       953,640
          Carmel  Redevelopment  Authority,  0% due 2/1/2015  (Performing Arts
          Center)                                                                  AA+/Aa1       1,575,000     1,494,140
          Carmel Redevelopment Authority, 4.00% due 2/1/2015                        AA+/NR         990,000     1,066,656
          Carmel Redevelopment Authority, 4.00% due 8/1/2015                        NR/NR          975,000     1,059,035
          Carmel Redevelopment Authority, 5.00% due 8/1/2021                        AA+/NR       2,405,000     2,812,479
          Carmel Redevelopment Authority, 5.00% due 8/1/2022                        AA+/NR       2,510,000     2,921,263
          Carmel Redevelopment District COP, 5.75% due 7/15/2022                    NR/NR        4,470,000     4,548,627
          Clay Multiple School Building Corp.,  4.00% due 7/15/2015 (State Aid
          Withholding)                                                              AA+/NR       1,000,000     1,089,060
          Clay Multiple School Building Corp.,  5.00% due 7/15/2016 (State Aid
          Withholding)                                                              AA+/NR       1,295,000     1,490,752
          Clay Multiple School Building Corp.,  5.00% due 1/15/2017 (State Aid
          Withholding)                                                              AA+/NR       1,000,000     1,169,600
          Evansville Vanderburgh, 5.00% due 7/15/2014 (Insured: AMBAC)              A+/NR        1,000,000     1,077,640
          Evansville Vanderburgh, 5.00% due 7/15/2015 (Insured: AMBAC)              A+/NR        1,000,000     1,098,750
          Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2013                    NR/Aa3       1,715,000     1,793,924
          Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2014                    NR/Aa3       1,745,000     1,863,817
          Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2015                    NR/Aa3       1,780,000     1,934,593
          Hammond  Multi-School  Building Corp., 5.00% due 1/15/2014 (Insured:
          Natl-Re/FGIC) (State Aid Withholding)                                     AA+/NR       1,000,000     1,087,500
          Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)             NR/Aa3       1,545,000     1,724,436
          Indiana Bond Bank, 5.00% due 10/15/2017                                   NR/Aa3       5,000,000     5,516,350
          Indiana  Finance  Authority,  5.00% due  5/1/2015  (Parkview  Health
          Systems)                                                                  A+/A1        1,500,000     1,629,795
          Indiana Finance Authority,  4.90% due 1/1/2016 (Indianapolis Power &
          Light Co.)                                                                BBB/A3      11,650,000    12,769,215
          Indiana  Finance  Authority,  5.00% due  5/1/2016  (Parkview  Health
          Systems)                                                                  A+/A1        3,090,000     3,414,450
          Indiana  Finance  Authority,  5.00% due 7/1/2016  (Forensic & Health
          Science; Insured: Natl-Re)                                               AA+/Aa1       1,030,000     1,184,696
          Indiana Finance Authority, 5.00% due 9/15/2016 (Marian University)       BBB-/NR       1,500,000     1,598,820
          Indiana  Finance  Authority,  5.00% due  5/1/2017  (Parkview  Health
          Systems)                                                                  A+/A1        1,000,000     1,116,870
          Indiana Finance Authority, 5.00% due 9/15/2017 (Marian University)       BBB-/NR       1,690,000     1,797,552
          Indiana Finance Authority,  5.25% due 7/1/2018 (Wabash  Correctional
          Facilities)                                                              AA+/Aa1       1,000,000     1,208,430
          Indiana   Finance   Authority,   5.25%   due   7/1/2018   (Rockville
          Correctional Facilities)                                                  AA+/NR       2,150,000     2,598,125
          Indiana Finance Authority, 5.00% due 9/15/2018 (Marian University)       BBB-/NR       1,790,000     1,889,989
          Indiana Finance Authority, 5.00% due 11/1/2018                           AA+/Aa2       2,750,000     3,311,247
          Indiana Finance Authority, 5.00% due 9/15/2019 (Marian University)       BBB-/NR       1,250,000     1,303,475
          Indiana Finance Authority, 5.00% due 9/15/2020 (Marian University)       BBB-/NR       2,245,000     2,302,203
          Indiana Finance Authority, 5.00% due 9/15/2021 (Marian University)       BBB-/NR       2,320,000     2,359,115
          Indiana  Finance  Authority,  0.08% due 2/1/2035 put 1/3/2012 (Lease
          Appropriation; SPA: JPMorgan Chase Bank) (daily demand notes)             AA+/NR       7,300,000     7,300,000
          Indiana  Finance  Authority,  0.06% due 2/1/2037 put 1/3/2012 (Lease
          Appropriation; SPA: JPMorgan Chase Bank) (daily demand notes)            AA+/Aa3       2,050,000     2,050,000
          Indiana  Finance  Authority  Hospital  Revenue,  3.00% due  3/1/2013
          (University Health)                                                       A+/A1        1,500,000     1,532,025
          Indiana  Finance  Authority  Hospital  Revenue,  5.00% due  3/1/2020
          (University Health)                                                       A+/A1        5,000,000     5,654,950
          Indiana  Finance  Authority  Hospital  Revenue,  5.00% due  3/1/2021
          (University Health)                                                       A+/A1        9,880,000    11,136,637
          Indiana  Finance  Authority  Hospital  Revenue,  5.00% due  3/1/2022
          (University Health)                                                       A+/A1        3,240,000     3,596,756
          Indiana  Health  Facilities,  5.00% due  11/1/2014  (Sisters  of St.
          Francis)                                                                  NR/Aa3       1,000,000     1,098,070
          Indiana Health Facilities, 5.50% due 11/15/2015 (Ascension Health)       AA+/Aa1         510,000       534,465
          Indiana Health  Facilities,  5.50% due 11/15/2016  (Ascension Health
          Credit Group)                                                            AA+/Aa1       1,385,000     1,451,438
          Indiana  Health  Facilities,  5.00% due  11/1/2018  (Sisters  of St.
          Francis)                                                                  NR/Aa3       1,250,000     1,459,575
          Indiana  Health   Facilities,   5.00%  due  10/1/2027  put  6/1/2017
          (Ascension Health)                                                        NR/Aa2       7,000,000     8,039,990
          Indiana  Multi-School  Building Corp. First Mtg, 5.00% due 7/15/2016
          (Insured: Natl-Re)                                                       AA/Baa2       5,000,000     5,780,500
          Indianapolis Local Public Improvement Bond Bank, 6.75% due 2/1/2014       AA/NR        1,005,000     1,057,330
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 1/1/2015
          (Waterworks; Insured: Natl-Re)                                            A+/A2        1,000,000     1,107,680
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2015
          (Waterworks; Insured: Natl-Re)                                            A+/A2        1,000,000     1,121,760
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2016
          (Insured: Natl-Re/FGIC)                                                  AA+/Aa1       1,030,000     1,158,390
          Indianapolis  Multi-School  Building  Corp.  First  Mtg,  5.50%  due
          7/15/2015 (Insured: Natl-Re)                                             AA/Baa2       1,690,000     1,934,137
          Ivy Tech Community College, 4.00% due 7/1/2013                            AA-/NR       1,000,000     1,047,710
          Ivy Tech Community College, 4.00% due 7/1/2014                            AA-/NR       1,500,000     1,613,085
          Ivy Tech State College  Industry,  4.80% due 7/1/2016  (Student Fee;
          Insured: AMBAC)                                                           AA-/NR       2,565,000     2,607,117
          Ivy Tech State College  Industry,  4.90% due 7/1/2017  (Student Fee;
          Insured: AMBAC)                                                           AA-/NR       2,725,000     2,771,707
          Knox  Middle  School  Building  Corp.  First Mtg,  0% due  1/15/2020
          (Insured: Natl-Re/ FGIC) (State Aid Withholding)                          BBB/NR       1,295,000       936,156
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2014
          (Insured: Natl-Re/ FGIC) (State Aid Withholding)                          AA+/NR       1,200,000     1,330,884
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2015
          (Insured: Natl-Re/ FGIC) (State Aid Withholding)                          AA+/NR       1,250,000     1,426,088
          Mount  Vernon of  Hancock  County  First  Mtg,  5.00% due  7/15/2013
          (Insured: Natl-Re) (State Aid Withholding)                                A/Baa2       1,055,000     1,116,823
          Mount  Vernon of  Hancock  County  First  Mtg,  5.00% due  7/15/2014
          (Insured: Natl-Re) (State Aid Withholding)                                A/Baa2       1,135,000     1,237,388
          Mount  Vernon of  Hancock  County  First  Mtg,  5.00% due  7/15/2015
          (Insured: Natl-Re) (State Aid Withholding)                                A/Baa2       1,140,000     1,274,942
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2016  (146th
          Street Extension A)                                                       AA-/NR       1,660,000     1,913,432
          Perry  Township-Multi  School  Building  Corp.,  5.00% due 7/10/2014
          (Insured: AGM) (State Aid Withholding)                                    NR/Aa2       2,130,000     2,357,207
          Plainfield  Community High School  Building  Corp.  First Mtg, 5.00%
          due 1/15/2015 (Insured: Natl-Re/FGIC)                                      A/NR        1,445,000     1,591,783
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      4,100,000     4,520,496
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      1,000,000     1,102,560
          South Bend  Community  School  Building  Corp.,  4.00% due 1/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,545,000     1,594,842
          South Bend Community School Building Corp., 4.00% due 1/15/2013           AA+/NR       1,400,000     1,445,164
          South Bend  Community  School  Building  Corp.,  4.00% due 7/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,000,000     1,047,340
          South Bend  Community  School  Building  Corp.,  5.00% due 7/15/2016
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,785,000     2,081,613
          Vincennes University, 3.00% due 6/1/2014                                  NR/Aa3       1,000,000     1,043,790
          Vincennes University, 3.00% due 6/1/2015                                  NR/Aa3       1,000,000     1,056,570
          Vincennes University, 4.00% due 6/1/2018                                  NR/Aa3       1,000,000     1,128,920
          Vincennes University, 5.00% due 6/1/2020                                  NR/Aa3       1,000,000     1,216,600
          Warren   Township  Vision  2005,   5.00%  due  7/10/2015   (Insured:
          Natl-Re/FGIC) (State Aid Withholding)                                     AA+/NR       2,895,000     3,248,364
          West Clark School  Building  Corp.,  5.25% due  1/15/2014  (Insured:
          Natl-Re)                                                                 AA+/Baa2      1,335,000     1,459,716
        Iowa -- 0.31%
          Dubuque Community School District, 2.75% due 1/1/2012                     NR/NR        1,500,000     1,500,045
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2014  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       2,500,000     2,693,775
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2015  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       2,300,000     2,544,674
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2016  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,600,000     1,812,384
          Iowa Health  Facilities  Revenue,  5.00% due 8/15/2016  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,500,000     1,719,825
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2017  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,600,000     1,850,752
          Iowa Health  Facilities  Revenue,  5.00% due 8/15/2017  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3         990,000     1,155,795
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2018  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,405,000     1,651,592
        Kansas -- 0.45%
          Burlington  Environmental  Improvement,   5.25%  due  12/1/2023  put
          4/1/2013 (Kansas City Power & Light; Insured: Syncora)                   BBB+/A3       5,000,000     5,241,300
          Burlington  Environmental  Improvement,   5.375%  due  9/1/2035  put
          4/1/2013 (Kansas City Power & Light; Insured: Natl-Re/FGIC)              BBB/Baa2     12,500,000    13,122,625
          Kansas Development Finance Authority, 5.00% due 11/1/2015                 AA/Aa2       2,605,000     2,987,258
        Kentucky -- 1.29%
          Jefferson County School District, 5.25% due 1/1/2016 (Insured: AGM)      AA-/Aa2       2,145,000     2,489,916
          Kentucky  Economic  DFA,  0%  due  10/1/2019  (Norton  Health  Care;
          Insured: Natl-Re)                                                        BBB/Baa2      5,000,000     3,599,850
          Kentucky  Economic  DFA,  0%  due  10/1/2021  (Norton  Health  Care;
          Insured: Natl-Re)                                                        BBB/Baa2      2,100,000     1,331,085
          Kentucky  Economic DFA, 5.00% due 5/1/2039 put 11/11/2014  (Catholic
          Health)                                                                   AA/Aa2       5,000,000     5,537,150
          Kentucky  Municipal  Power  Agency,  4.00%  due  9/1/2015  (Insured:
          Assured Guaranty)                                                        AA-/Aa3       2,955,000     3,226,949
          Louisville & Jefferson  County  Metropolitan  Sewer District,  2.50%
          due 12/12/2012                                                          SP-1+/Mig1    44,990,000    45,731,435
        Louisiana -- 3.07%
          Bossier  City  Louisiana  Public  Improvement,  4.00% due  12/1/2018
          (Insured: AGM)                                                           AA-/Aa3       2,020,000     2,297,447
          Bossier  City  Louisiana  Public  Improvement,  4.50% due  12/1/2021
          (Insured: AGM)                                                           AA-/Aa3       2,240,000     2,607,853
          East Baton Rouge Sewer, 4.00% due 2/1/2013                               AA-/Aa3       1,000,000     1,038,690
          East Baton Rouge Sewer, 5.00% due 2/1/2014                               AA-/Aa3       1,000,000     1,089,440
          East Baton Rouge Sewer, 5.00% due 2/1/2018 (Insured: AGM)                AA-/Aa3       3,000,000     3,377,760
          East Baton Rouge Sewer Commission, 3.00% due 2/1/2012                    AA-/Aa3       1,000,000     1,002,390
          Ernest N.  Morial New  Orleans  Exhibit  Hall,  5.00% due  7/15/2013
          (Insured: AMBAC)                                                          BBB/NR       2,075,000     2,172,255
          Jefferson Sales Tax, 5.00% due 12/1/2018 (Insured: AGM)                  AA-/Aa3       2,000,000     2,391,020
          Lafayette Utilities Revenue, 4.00% due 11/1/2016                          A+/A1        1,395,000     1,555,564
          Lafayette Utilities Revenue, 5.00% due 11/1/2019                          A+/A1        1,000,000     1,207,940
          Louisiana  Citizens  Property  Insurance  Corp.,  5.00% due 6/1/2015
          (Insured: AMBAC)                                                         A-/Baa1      10,265,000    11,057,150
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 9/1/2012 (Bellemont Apartments)                      NR/Ba3         190,000       189,875
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 4.00% due 10/1/2013 (LCTCS Facilities Corp.)                   AA-/A1       1,500,000     1,575,150
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 4.00% due 10/1/2014 (LCTCS Facilities Corp.)                   AA-/A1       1,500,000     1,607,040
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2015 (Independence Stadium)                       A/NR        1,000,000     1,092,240
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2016 (Independence Stadium)                       A/NR        1,000,000     1,112,710
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2017 (Independence Stadium)                       A/NR        1,265,000     1,430,664
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2018 (Independence Stadium)                       A/NR        1,000,000     1,147,740
          Louisiana  Offshore  Terminal  Authority,  5.00% due 10/1/2018 (Loop
          LLC)                                                                      NR/NR       22,000,000    25,371,940
          Louisiana  Offshore  Terminal  Authority,  2.125% due  10/1/2037 put
          10/1/2015                                                                  A/NR        5,000,000     5,019,700
          Louisiana Public Facilities  Authority  Hospital Revenue,  5.75% due
          7/1/2015 (Franciscan Missionaries; Insured: AGM)                         AA-/Aa3       1,325,000     1,495,156
          Louisiana Public Facilities  Authority  Revenue,  5.00% due 8/1/2012
          (Department of Public Safety; Insured: AGM)                              AA-/Aa3       1,250,000     1,279,587
          Louisiana Public Facilities  Authority  Revenue,  5.00% due 8/1/2013
          (Department of Public Safety; Insured: AGM)                              AA-/Aa3       2,500,000     2,643,175
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2014
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,057,770
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2015
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,825,000     1,959,667
          Louisiana Public Facilities Authority Revenue,  2.875% due 11/1/2015
          (Entergy Gulf States)                                                    BBB+/A3       2,500,000     2,544,700
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2016
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,088,890
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2017
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,035,000     1,135,561
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2018
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,087,950
          Louisiana State GO, 5.00% due 8/1/2017 (Insured: Natl-Re)                 AA/Aa2       4,000,000     4,535,840
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  3.75% due
          3/1/2015 (Capitol Complex)                                               AA-/Aa3       5,000,000     5,317,900
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2015 (State Capitol)                                                  NR/Aa3       2,830,000     3,130,320
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2016 (State Capitol)                                                  NR/Aa3       1,000,000     1,129,000
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2018 (State Capitol)                                                  NR/Aa3       2,500,000     2,908,775
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2021 (State Capitol)                                                  NR/Aa3       3,595,000     4,163,909
          Monroe Sales Tax Increment  Garrett Road Economic  Development Area,
          5.00% due 3/1/2017 pre-refunded 3/1/2015 (Insured: Radian)                NR/NR        1,505,000     1,656,553
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      2,400,000     2,531,496
          New Orleans  Audubon  Commission  GO, 5.00% due 10/1/2016  (Aquarium
          Tax)                                                                       A/NR        2,380,000     2,691,947
          New Orleans  Audubon  Commission  GO, 4.00% due 10/1/2018  (Aquarium
          Tax; Insured: AGM)                                                        AA-/NR       1,110,000     1,205,138
          Parishwide School District GO, 5.00% due 9/1/2016 (Insured: AGM)         AA-/Aa3       4,500,000     5,147,910
          Parishwide School District GO, 5.00% due 9/1/2018 (Insured: AGM)         AA-/Aa3       4,800,000     5,644,656
          Parishwide School District GO, 5.00% due 9/1/2020 (Insured: AGM)         AA-/Aa3       3,840,000     4,554,355
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2019       BBB+/NR       1,005,000     1,139,027
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2021       BBB+/NR       1,115,000     1,236,647
          Regional   Transit   Authority,    0%   due   12/1/2015    (Insured:
          Natl-Re/FGIC)                                                             BBB/NR       3,670,000     3,141,520
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2017  (Insured:
          AGM)                                                                     AA-/Aa3         755,000       894,728
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2019  (Insured:
          AGM)                                                                     AA-/Aa3       1,000,000     1,208,600
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2021  (Insured:
          AGM)                                                                      NR/NR        1,000,000     1,192,750
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2022  (Insured:
          AGM)                                                                     AA-/Aa3       1,110,000     1,303,551
          St. Tammany Parish, 5.00% due 6/1/2017 (Insured: CIFG)                    A+/NR        1,405,000     1,598,483
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2014
          (General Medical Center)                                                   A/A2          800,000       831,552
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2015
          (General Medical Center)                                                   A/A2          575,000       604,434
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2017
          (General Medical Center)                                                   A/A2        1,000,000     1,063,990
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2018
          (General Medical Center)                                                   A/A2        1,000,000     1,123,090
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2019
          (General Medical Center)                                                   A/A2        1,810,000     2,026,512
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2021
          (General Medical Center)                                                   A/A2        2,320,000     2,573,251
        Maine -- 0.08%
          Maine Finance  Authority Solid Waste  Disposal,  3.80% due 11/1/2015
          (Waste Management, Inc.)                                                  BBB/NR       3,440,000     3,713,790
        Maryland -- 0.48%
          Maryland Economic  Development Corp., 5.00% due 7/1/2012 (University
          Of Maryland College Park)                                                 NR/A2        2,690,000     2,745,145
          Maryland  Economic  Development  Corp.,  5.00% due 6/1/2021  (Public
          Health Laboratory)                                                       AA+/Aa1       8,725,000    10,855,121
          Maryland  Economic  Development  Corp.,  4.00% due 6/1/2022  (Public
          Health Laboratory)                                                       AA+/Aa1       8,245,000     9,391,385
        Massachusetts -- 1.52%
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017                A-/NR        2,540,000     2,920,898
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018                A-/NR        2,825,000     3,292,537
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019                A-/NR        2,765,000     3,243,677
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020                A-/NR        2,965,000     3,451,705
          Greater  Lawrence  Vocational  Technical  High School  District  GO,
          2.00% due 3/1/2013 (State Aid Withholding)                                NR/Aa2       1,470,000     1,493,785
          Massachusetts   DFA,  5.625%  due  1/1/2015   (Semass   Partnership;
          Insured: Natl-Re)                                                        BBB/Baa2      1,025,000     1,037,454
          Massachusetts DFA, 3.45% due 12/1/2015 (Carleton-Willard Village)         A-/NR        2,245,000     2,263,836
          Massachusetts   DFA,  5.625%  due  1/1/2016   (Semass   Partnership;
          Insured: Natl-Re)                                                        BBB/Baa2      1,970,000     1,993,837
          Massachusetts   DFA,  0.07%  due  10/1/2042  put  1/3/2012   (Boston
          University; LOC: JPMorgan Chase Bank) (daily demand notes)               AAA/Aa1       1,100,000     1,100,000
          Massachusetts Educational Financing Authority, 5.25% due 1/1/2016         AA/NR        2,450,000     2,725,870
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2017         AA/NR        1,700,000     1,952,229
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2018         AA/NR       11,170,000    12,966,359
          Massachusetts Educational Financing Authority, 5.75% due 1/1/2020         AA/NR        7,500,000     9,046,575
          Massachusetts Health & Educational Facilities Authority,  5.375% due
          5/15/2012   (New   England   Medical   Center   Hospital;   Insured:
          Natl-Re/FGIC) (ETM)                                                       NR/NR        3,415,000     3,479,509
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2012 (Berkshire Health Systems; Insured: AGM)                        AA-/NR       2,330,000     2,395,217
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2013 (Berkshire Health Systems; Insured: AGM)                        AA-/NR       3,215,000     3,386,777
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2014 (UMass Memorial Health Care)                                    A-/Baa1       2,750,000     2,919,235
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2015 (UMass Memorial Health Care)                                    A-/Baa1       2,625,000     2,828,227
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2018 (UMass Memorial Health Care)                                    A-/Baa1       4,290,000     4,726,894
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2019 (Berkshire Health Systems; Insured: AGM)                        AA-/NR       1,750,000     1,880,865
          Massachusetts Solid Waste Disposal Revenue,  5.75% due 12/1/2042 put
          5/1/2019 (Dominion Energy Brayton)                                       A-/Baa2       2,000,000     2,308,960
          Pioneer  Valley  Regional  School  District GO, 5.375% due 6/15/2019
          (Insured: AMBAC) (State Aid Withholding)                                  NR/Aa2       1,230,000     1,264,022
        Michigan -- 6.13%
          Battle Creek, 5.00% due 5/1/2020 (Insured:  AMBAC)                       AA-/Aa3       3,200,000     3,659,936
          Byron Center Michigan Public Schools,  3.00% due 5/1/2013  (Insured:
          Q-SBLF)                                                                   AA-/NR       1,745,000     1,796,617
          Byron Center Michigan Public Schools,  4.00% due 5/1/2015  (Insured:
          Q-SBLF)                                                                   AA-/NR       1,985,000     2,158,985
          Byron Center Michigan Public Schools,  4.00% due 5/1/2017  (Insured:
          AGM/Q-SBLF)                                                               AA-/NR       1,305,000     1,457,750
          Byron Center Michigan Public Schools,  4.00% due 5/1/2018  (Insured:
          AGM/Q-SBLF)                                                               AA-/NR       1,935,000     2,172,037
          Byron Center Michigan Public Schools,  4.00% due 5/1/2020  (Insured:
          AGM/Q-SBLF)                                                               AA-/NR       1,000,000     1,115,960
          Detroit Sewage Disposal Revenue, 5.00% due 7/1/2013 (Insured: AGM)       AA-/Aa3       1,590,000     1,666,320
          Detroit  Sewage  Disposal  Revenue,  5.00%  due  7/1/2014  (Insured:
          Natl-Re)                                                                   A/A2        2,000,000     2,112,100
          Detroit  Sewage  Disposal  Revenue,  5.00%  due  7/1/2015  (Insured:
          Natl-Re)                                                                   A/A2        3,000,000     3,199,110
          Detroit Sewage Disposal Revenue, 5.50% due 7/1/2015 (Insured: AGM)       AA-/Aa3       3,920,000     4,338,460
          Detroit  Sewage  Disposal  Revenue,  5.50%  due  7/1/2016  (Insured:
          Natl-Re)                                                                  A+/A1          375,000       411,728
          Detroit Sewage Disposal Revenue, 5.50% due 7/1/2017 (Insured: AGM)       AA-/Aa3         825,000       948,074
          Detroit Sewage Disposal Revenue, 5.50% due 7/1/2018 (Insured: AGM)       AA-/Aa3       3,000,000     3,475,620
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2019  (Insured:
          Natl-Re)                                                                  A+/A1        3,900,000     4,274,712
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  A+/A1        3,415,000     3,703,772
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  A+/A1        4,305,000     4,669,031
          Detroit Sewage Disposal Revenue, 5.25% due 7/1/2022 (Insured: AGM)       AA-/Aa3       3,000,000     3,364,170
          Detroit  Water  Supply   Systems,   5.00%  due  7/1/2015   (Insured:
          Natl-Re/FGIC)                                                             A+/A1        6,000,000     6,582,540
          Detroit Water Supply Systems, 6.00% due 7/1/2015 (Insured: Natl-Re)       A+/A1        3,280,000     3,701,513
          Detroit  Water  Supply   Systems,   6.50%  due  7/1/2015   (Insured:
          Natl-Re/FGIC)                                                             A+/NR          900,000       993,672
          Detroit Water Supply Systems, 5.00% due 7/1/2016 (Insured: AGM)          AA-/Aa3       2,750,000     3,060,887
          Dickinson County Economic  Development Corp.  Environmental  Impact,
          5.75% due 6/1/2016 (International Paper Co.)                             BBB/Baa3      8,845,000     8,974,402
          Dickinson County Health Care Systems,  5.50% due 11/1/2013 (Insured:
          ACA)                                                                      NR/NR        2,160,000     2,161,836
          Genesee County GO, 2.00% due 5/1/2012                                     NR/A1        1,395,000     1,399,938
          Genesee County GO, 2.00% due 5/1/2013                                     NR/A1        1,000,000     1,010,130
          Grand Haven Electric Revenue, 5.50% due 7/1/2016 (Insured: Natl-Re)      BBB/Baa2      3,890,000     4,314,049
          Gull Lake Community  School  District GO, 0% due 5/1/2013  (Insured:
          Natl-Re/FGIC)                                                             BBB/NR         980,000       924,806
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  4.00% due
          5/15/2015 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,735,000     1,853,709
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  4.00% due
          5/15/2016 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,850,000     2,002,440
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  4.50% due
          5/15/2017 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,830,000     2,046,361
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2018 (Bronson Hospital; Insured: AGM)                               AA-/Aa3       1,520,000     1,769,174
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2018 (Bronson Hospital; Insured: AGM)                               AA-/Aa3       2,500,000     2,909,825
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2020 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,735,000     2,020,824
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2021 (Bronson Hospital; Insured: AGM)                                NR/Aa3       2,350,000     2,691,972
          Kent Hospital Finance  Authority,  5.25% due 1/15/2047 put 1/15/2014
          (Spectrum Health)                                                         AA/Aa3       5,865,000     6,349,566
          Kentwood Public Schools GO, 5.00% due 5/1/2015 (Insured: Natl-Re)        AA-/Aa2       4,050,000     4,253,553
          Lansing  Steam  &  Electric  Utility  Systems,  5.00%  due  7/1/2016
          (Insured: AMBAC)                                                         AA-/Aa3       2,000,000     2,039,400
          Michigan  Finance  Authority  Revenue,  2.00% due  8/20/2012  (State
          Appropriation)                                                           SP-1+/NR     25,000,000    25,248,750
          Michigan  Housing  Development  Authority Rental Housing Revenue GO,
          5.00% due 4/1/2016                                                        AA/NR        4,505,000     4,652,268
          Michigan State Building  Authority,  5.25% due 10/15/2012  (Insured:
          AGM)                                                                     AA-/Aa3       4,285,000     4,448,044
          Michigan State Building  Authority,  5.25% due 10/15/2014  (Insured:
          AGM)                                                                     AA-/Aa3       4,300,000     4,632,046
          Michigan State Building  Authority,  5.00% due 10/15/2015  (Insured:
          AMBAC)                                                                    A+/Aa3       6,000,000     6,715,980
          Michigan State Building  Authority,  5.25% due 10/15/2015  (Insured:
          AGM)                                                                     AA-/Aa3       1,305,000     1,400,239
          Michigan State Building Authority, 5.50% due 10/15/2017                   A+/Aa3       4,000,000     4,743,880
          Michigan State HFA, 5.50% due 11/15/2015 (Henry Ford Health System)        A/A1        2,300,000     2,547,687
          Michigan  State  HFA,  5.00%  due   11/15/2017   (Sparrow   Memorial
          Hospital)                                                                 A+/A1        1,500,000     1,690,830
          Michigan State HFA, 5.50% due 11/15/2017 (Henry Ford Health System)        A/A1        1,530,000     1,749,004
          Michigan State HFA, 5.50% due 11/15/2018 (Henry Ford Health System)        A/A1        3,500,000     4,045,440
          Michigan  State HFA,  5.75% due  12/1/2034  put  12/1/2015  (Trinity
          Health)                                                                   AA/Aa2      10,000,000    11,550,200
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2013
          (Sparrow Hospital)                                                        A+/A1        1,225,000     1,309,501
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2015
          (Oakwood Obligation Group)                                                 A/A2        2,500,000     2,723,675
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2016
          (Oakwood Hospital)                                                         A/A2        1,205,000     1,334,007
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2016
          (Ascension Health)                                                       AA+/Aa1       3,000,000     3,441,990
          Michigan  State  Hospital  Finance  Authority,  5.50% due  11/1/2017
          (Oakwood Obligation Group)                                                 A/A2        5,000,000     5,220,850
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2018
          (Oakwood Hospital)                                                         A/A2        1,000,000     1,089,620
          Michigan  State  Hospital  Finance  Authority,  6.00% due  12/1/2018
          (Trinity Health)                                                          AA/Aa2       2,000,000     2,428,600
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2019
          (Oakwood Hospital)                                                         A/A2        2,000,000     2,146,560
          Michigan State Hospital Finance  Authority,  5.00% due 10/1/2026 put
          6/1/2017 (Ascension Health)                                               NR/Aa2      12,140,000    14,044,766
          Michigan   State   Strategic   Fund,   4.75%   due   8/1/2012   (NSF
          International)                                                            A-/NR        2,345,000     2,382,497
          Michigan State Strategic Fund, 5.00% due 10/15/2017 (Insured: AGM)       AA-/Aa3       2,000,000     2,277,560
          Michigan State Strategic Fund, 5.25% due 6/1/2018 (Clark  Retirement
          Community)                                                                BB/NR        1,615,000     1,491,162
          Michigan State Strategic Fund, 5.25% due 10/15/2019  (Michigan House
          Republic Facilities; Insured: AGM)                                       AA-/Aa3       1,000,000     1,146,670
          Michigan  State  Strategic  Fund,  5.25% due  8/1/2029  put 8/1/2014
          (Detroit Edison Co.)                                                       A/NR        7,500,000     8,196,675
          Michigan  State  Strategic  Fund,  5.50% due  8/1/2029  put 8/1/2016
          (Detroit Edison Co.)                                                       A/NR        5,160,000     5,931,936
          Michigan Strategic Fund Limited Michigan House Republic  Facilities,
          5.25% due 10/15/2020 (Insured: Assured Guaranty)                         AA-/Aa3       4,025,000     4,568,013
          Michigan  Strategic  Fund Solid Waste  Disposal  Revenue,  2.80% due
          12/1/2013 (Waste Management Inc.)                                         BBB/NR       2,850,000     2,900,815
          Rockford Public Schools GO, 4.80% due 5/1/2017 (Insured: Q-SBLF)         AA-/Aa2       1,130,000     1,141,673
          Romeo  Community  School  District GO, 5.00% due 5/1/2018  (Insured:
          Natl-Re/Q-SBLF)                                                          AA-/Aa2       3,050,000     3,350,425
          Royal Oak Hospital Finance  Authority  Hospital  Revenue,  6.25% due
          9/1/2014 (William Beaumont Hospital)                                       A/A1        1,000,000     1,098,740
          Royal Oak Hospital Finance  Authority  Hospital  Revenue,  5.25% due
          8/1/2017 (William Beaumont Hospital)                                       A/A1        5,855,000     6,552,682
          Wayne  County  Airport  Authority,   5.00%  due  12/1/2017  (Detroit
          Metropolitan Airport; Insured: Natl-Re/FGIC)                               A/A2        1,000,000     1,126,830
          Wayne  County  Airport  Authority,   5.00%  due  12/1/2017  (Detroit
          Metropolitan Airport)                                                      A/A2        2,420,000     2,726,929
          Wayne  County  Airport  Authority,   5.00%  due  12/1/2019  (Detroit
          Metropolitan Airport)                                                      A/A2       12,645,000    14,135,845
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2019  (Detroit
          Metropolitan Airport)                                                      A/A2        2,600,000     2,996,500
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2020  (Detroit
          Metropolitan Airport)                                                      A/A2        4,395,000     5,113,451
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2020  (Detroit
          Metropolitan Airport)                                                      A/A2        3,115,000     3,624,209
          Western Townships  Utilities Authority Sewage Disposal GO, 3.00% due
          1/1/2012                                                                  AA/NR          655,000       655,046
          Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2013                                                                  AA/NR        1,000,000     1,032,410
          Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2014                                                                  AA/NR        1,000,000     1,058,930
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2015                                                                  AA/NR        1,870,000     2,075,457
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2016                                                                  AA/NR        1,670,000     1,899,041
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2017                                                                  AA/NR        1,500,000     1,746,615
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2018                                                                  AA/NR        1,500,000     1,774,770
        Minnesota -- 1.50%
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2012
          (HealthPartners Obligated Group)                                         BBB+/A3       1,000,000     1,039,880
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2013
          (HealthPartners Obligated Group)                                         BBB+/A3       2,200,000     2,366,628
          Minneapolis  St.  Paul  Health  Care  Systems,  6.00% due  12/1/2019
          (HealthPartners Obligated Group)                                         BBB+/A3       1,000,000     1,068,340
          Minneapolis  St.  Paul  Metropolitan  Airports,  5.00% due  1/1/2017
          (Insured: AMBAC)                                                          AA-/NR       8,005,000     9,312,697
          Minnesota  Agricultural  &  Economic  Development  Board,  4.00% due
          2/15/2014 (Essential Health; Insured: Assured Guaranty)                   AA-/NR       3,460,000     3,649,158
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2015 (Essential Health; Insured: Assured Guaranty)                   AA-/NR       1,335,000     1,472,278
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2017 (Essential Health; Insured: Assured Guaranty)                   AA-/NR       2,500,000     2,877,225
          Minnesota GO, 5.00% due 8/1/2016 pre-refunded 9/29/2010                  AA+/Aa1       3,200,000     3,289,216
          Northern  Municipal  Power  Agency  Minnesota  Electric,  5.00%  due
          1/1/2019                                                                  A-/A2        5,000,000     6,015,450
          Northern  Municipal  Power  Agency  Minnesota  Electric,  5.00%  due
          1/1/2020                                                                  A-/A2        3,500,000     4,181,485
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2012  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,014,140
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2013  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,050,020
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2015  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,098,160
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2016  (Centracare
          Health Systems)                                                           NR/A2        1,250,000     1,404,038
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2017  (Centracare
          Health Systems)                                                           NR/A2        2,920,000     3,329,910
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2017  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,140,380
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2018  (Centracare
          Health Systems)                                                           NR/A2        3,105,000     3,557,150
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2019  (Centracare
          Health Systems)                                                           NR/A2        3,495,000     3,996,602
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2020  (Centracare
          Health Systems)                                                           NR/A2        3,200,000     3,675,680
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.00% due 2/1/2018 (Gillette Children's Specialty)                        A-/NR        1,255,000     1,400,818
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.25% due 2/1/2020 (Gillette Children's Specialty)                        A-/NR        2,010,000     2,247,321
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.25% due 5/15/2021 (HealthPartners Obligated Group)                     BBB+/A3       1,070,000     1,143,263
          Tobacco Securitization Authority, 5.00% due 3/1/2020                       A/NR        2,000,000     2,259,220
          Tobacco Securitization Authority, 5.00% due 3/1/2021                       A/NR        2,000,000     2,247,840
          Tobacco Securitization Authority, 5.00% due 3/1/2022                       A/NR        6,100,000     6,788,019
        Mississippi -- 0.30%
          Gautier  Utility  District  Systems,  5.50% due  3/1/2012  (Insured:
          Natl-Re/FGIC)                                                             NR/NR        1,020,000     1,027,313
          Medical Center Educational Building,  4.00% due 6/1/2015 (University
          of Mississippi Medical Center)                                           AA-/Aa2       2,325,000     2,529,461
          Medical Center Educational Building,  4.00% due 6/1/2016 (University
          of Mississippi Medical Center)                                           AA-/Aa2       3,300,000     3,651,318
          Mississippi  Development  Bank Canton Public  Improvement  GO, 4.75%
          due 7/1/2017                                                              NR/NR        1,355,000     1,454,457
          Mississippi Development Bank Special Obligation,  5.00% due 8/1/2018
          (Department of Corrections)                                               AA-/NR       4,910,000     5,814,962
        Missouri -- 1.57%
          Cass County COP, 3.00% due 5/1/2012                                        A/NR        1,015,000     1,022,531
          Cass County COP, 3.00% due 5/1/2014                                        A/NR        1,425,000     1,469,018
          Cass County COP, 4.00% due 5/1/2015                                        A/NR        1,000,000     1,068,360
          Cass County COP, 4.00% due 5/1/2018                                        A/NR        2,255,000     2,458,085
          Cass County COP, 4.50% due 5/1/2019                                        A/NR        1,270,000     1,417,955
          Cass County COP, 5.00% due 5/1/2020                                        A/NR        2,255,000     2,610,591
          Cass County COP, 5.00% due 5/1/2021                                        A/NR        1,750,000     1,987,178
          Greene County GO, 1.50% due 8/1/2012 (Jamestown NID)                      NR/NR        6,710,000     6,728,721
          Jackson  County  Special  Obligation,  4.00% due  12/1/2014  (Truman
          Sports Complex)                                                           NR/A1        2,580,000     2,750,022
          Kansas City IDA, 4.00% due 9/1/2014 (NNSA National Security Campus)       NR/NR        1,535,000     1,562,860
          Missouri  Development  Finance Board,  4.00% due 6/1/2014  (Electric
          Systems)                                                                  A-/NR        3,930,000     4,146,975
          Missouri  Development  Finance Board,  4.00% due 6/1/2015  (Electric
          Systems)                                                                  A-/NR        1,000,000     1,067,070
          Missouri  Development  Finance Board,  4.00% due 6/1/2016  (Electric
          Systems)                                                                  A-/NR        1,560,000     1,686,173
          Missouri  Development  Finance Board,  5.00% due 6/1/2017  (Electric
          Systems)                                                                  A-/NR        1,525,000     1,741,077
          Missouri  Development  Finance Board,  5.00% due 6/1/2018  (Electric
          Systems)                                                                  A-/NR        1,705,000     1,962,762
          Missouri  Development  Finance Board,  5.00% due 6/1/2019  (Electric
          Systems)                                                                  A-/NR        1,790,000     2,071,352
          Missouri  Development  Finance Board,  5.00% due 6/1/2020  (Electric
          Systems)                                                                  A-/NR        1,000,000     1,158,120
          Missouri Housing Development Commission, 2.00% due 1/1/2012               AA/NR        3,000,000     3,000,150
          Missouri Regional  Convention & Sports Complex,  5.25% due 8/15/2016
          (Insured: AMBAC)                                                         AA+/Aa2       1,800,000     1,916,946
          Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2015 (Webster University)                                             NR/A2        2,155,000     2,311,518
          Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2016 (Webster University)                                             NR/A2        1,685,000     1,827,787
          Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2017 (Webster University)                                             NR/A2        2,360,000     2,574,241
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2017 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,123,000
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2019 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,131,550
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2020 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,114,950
          Platte County Special  Obligation,  4.00% due 4/1/2017  (Community &
          Resource Centers)                                                         NR/A1        1,500,000     1,623,360
          Platte County Special  Obligation,  4.00% due 4/1/2018  (Community &
          Resource Centers)                                                         NR/A1        2,110,000     2,293,106
          Platte County Special  Obligation,  5.00% due 4/1/2019  (Community &
          Resource Centers)                                                         NR/A1        2,000,000     2,298,380
          Platte County Special  Obligation,  5.00% due 4/1/2021  (Community &
          Resource Centers)                                                         NR/A1        2,440,000     2,804,609
          Springfield  Public  Utilities  COP,  5.00% due 12/1/2013  (Insured:
          Natl-Re)                                                                  AA/A1        2,000,000     2,137,760
          St.  Louis  Municipal  Finance  Corp.,  4.00%  due  2/15/2013  (City
          Justice Center)                                                            A/A1          750,000       775,605
          St.  Louis  Municipal  Finance  Corp.,  4.00%  due  2/15/2014  (City
          Justice Center)                                                            A/A1        1,000,000     1,054,430
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2015  (City
          Justice Center)                                                            A/A1        1,250,000     1,372,600
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2016  (City
          Justice Center)                                                            A/A1        2,065,000     2,303,342
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2017  (City
          Justice Center)                                                            A/A1        2,000,000     2,268,400
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2018  (City
          Justice Center)                                                            A/A1        3,865,000     4,429,136
        Nebraska -- 0.39%
          Omaha Public Power District Electric Systems, 5.00% due 2/1/2013          AA/Aa1       5,000,000     5,199,950
          Public Power Generation Agency,  5.00% due 1/1/2020 (Nebraska Whelan
          Energy Center; Insured: AMBAC)                                            A-/A2        9,930,000    11,230,333
          Public Power Generation Agency,  5.00% due 1/1/2021 (Nebraska Whelan
          Energy Center; Insured: AMBAC)                                            A-/A2        1,860,000     2,087,627
        Nevada -- 1.92%
          Clark County GO, 4.00% due 7/1/2012                                      AA+/Aa1       3,570,000     3,631,654
          Clark County GO, 5.00% due 11/1/2014                                     AA+/Aa1       4,000,000     4,424,400
          Clark County GO, 5.00% due 11/1/2017 (Insured: AMBAC)                    AA+/Aa1       1,185,000     1,373,557
          Clark County  Improvement  District,  5.00% due 12/1/2015  (Insured:
          AMBAC)                                                                   BBB+/NR       1,755,000     1,874,463
          Clark  County  School  District GO,  5.00% due  6/15/2015  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,000,000     1,072,600
          Clark County School District GO, 5.50% due 6/15/2015 (Insured: AGM)       AA/Aa2       5,470,000     5,865,809
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2018            AA/Aa2       6,535,000     7,732,081
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2019            AA/Aa2       3,000,000     3,591,870
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2013
          (Insured: AMBAC)                                                          A+/A1        1,530,000     1,603,838
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2014
          (Insured: AMBAC)                                                          A+/A1        2,680,000     2,873,925
          Las Vegas  Convention  &  Visitors  Authority,  5.00%  due  7/1/2019
          (Insured: AMBAC)                                                          A+/A1        6,000,000     6,375,660
          Las Vegas COP, 5.00% due 9/1/2016 (City Hall)                            AA-/Aa3       4,000,000     4,516,480
          Las Vegas COP, 5.00% due 9/1/2017 (City Hall)                            AA-/Aa3       4,300,000     4,916,147
          Las Vegas COP, 5.00% due 9/1/2018 (City Hall)                            AA-/Aa3       4,000,000     4,625,840
          Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)                 AA/Aa2       1,825,000     2,270,555
          Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)                 AA/Aa2       2,095,000     2,686,125
          Las  Vegas  Redevelopment   Agency,  5.00%  due  6/15/2013  (Fremont
          Street)                                                                    A/NR        3,685,000     3,821,456
          Las  Vegas  Special  Local  Improvement  District  707,  5.375%  due
          6/1/2013 (Insured: AGM)                                                  AA-/Aa3       1,000,000     1,013,470
          Las Vegas Water District GO, 5.00% due 6/1/2017                          AA+/Aa2       1,050,000     1,228,059
          Las Vegas Water District GO, 5.00% due 6/1/2019                          AA+/Aa2       1,000,000     1,195,760
          Las Vegas Water District GO, 5.00% due 6/1/2020                          AA+/Aa2       4,255,000     5,092,682
          Las Vegas Water District GO, 5.00% due 6/1/2020                          AA+/Aa2       5,080,000     6,080,100
          Las Vegas Water District GO, 5.00% due 6/1/2021                          AA+/Aa2       5,000,000     5,984,750
          Reno Hospital  Revenue,  5.25% due 6/1/2014  (Washoe Medical Center;
          Insured: AGM)                                                            AA-/Aa3       1,000,000     1,077,920
          Reno Hospital  Revenue,  5.25% due 6/1/2016  (Washoe Medical Center;
          Insured: AGM)                                                            AA-/Aa3       1,100,000     1,236,829
          Reno Hospital  Revenue,  5.25% due 6/1/2018  (Washoe Medical Center;
          Insured: AGM)                                                            AA-/Aa3       1,000,000     1,154,640
          Washoe  County GO,  5.00% due  7/1/2021  (Reno-Sparks  Convention  &
          Visitors Authority)                                                       AA/Aa2       1,700,000     2,004,725
          Washoe  County GO,  5.00% due  7/1/2022  (Reno-Sparks  Convention  &
          Visitors Authority)                                                       AA/Aa2       2,500,000     2,905,150
        New Hampshire -- 0.24%
          New Hampshire  Business  Finance  Authority PCR, 5.375% due 5/1/2014
          (Central Maine Power Co.)                                                BBB+/NR       1,365,000     1,462,474
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2016
          (Southern NH Health Systems)                                              A-/NR        1,260,000     1,389,881
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2017
          (Southern NH Health Systems)                                              A-/NR        1,000,000     1,114,130
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2016  (Insured:
          Natl-Re)                                                                  AA/A1        2,985,000     3,519,315
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2017  (Insured:
          Natl-Re)                                                                  AA/A1        3,130,000     3,777,691
        New Jersey -- 2.86%
          Camden  County  Improvement  Authority,  5.00% due 7/1/2014  (Cooper
          Medical School)                                                           A+/A2        2,845,000     3,077,721
          Camden  County  Improvement  Authority,  5.00% due 7/1/2015  (Cooper
          Medical School)                                                           A+/A2        2,990,000     3,305,445
          Camden  County  Improvement  Authority,  5.00% due 7/1/2016  (Cooper
          Medical School)                                                           A+/A2        3,040,000     3,430,154
          Essex County Improvement  Authority,  5.125% due 10/1/2016 (Insured:
          Natl-Re)                                                                  NR/Aa2       2,545,000     2,787,971
          Hudson County COP, 7.00% due 12/1/2012 (Insured: Natl-Re)                BBB/Baa2      1,610,000     1,682,836
          Hudson County COP, 7.00% due 12/1/2013 (Insured: Natl-Re)                BBB/Baa2        710,000       770,733
          Hudson County COP, 6.25% due 12/1/2014 (Insured: Natl-Re)                BBB/Baa2      1,500,000     1,650,255
          Hudson County COP, 6.25% due 12/1/2016 (Insured: Natl-Re)                BBB/Baa2        550,000       634,106
          Hudson County  Improvement  Authority,  5.25% due 10/1/2014  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       3,000,000     3,294,780
          Hudson County  Improvement  Authority,  4.75% due 10/1/2015  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       2,000,000     2,214,120
          Hudson County  Improvement  Authority,  4.75% due 10/1/2016  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       3,155,000     3,557,420
          Hudson County  Improvement  Authority,  4.75% due 10/1/2017  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       4,065,000     4,641,011
          Hudson County  Improvement  Authority,  4.75% due 10/1/2018  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       2,000,000     2,303,840
          Hudson County  Improvement  Authority,  4.75% due 10/1/2019  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       4,390,000     5,052,012
          Hudson County  Improvement  Authority,  5.375% due 10/1/2020 (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       1,955,000     2,343,635
          Jersey City GO, 3.00% due 12/14/2012 (State Aid Withholding)              NR/NR        5,000,000     5,038,100
          Jersey City GO, 5.00% due  9/1/2013  (Insured:  Natl-Re)  (State Aid
          Withholding)                                                              BBB/A2       5,820,000     6,187,649
          Monmouth   County   Improvement   Authority,   5.00%  due  12/1/2016
          (Insured: AMBAC)                                                          NR/NR        1,000,000     1,107,460
          New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)                   NR/NR        1,000,000     1,007,390
          New   Jersey   EDA,   5.00%  due   12/15/2016   (School   Facilities
          Construction)                                                             A+/A1       10,000,000    11,662,200
          New   Jersey   EDA,   5.50%  due   12/15/2019   (School   Facilities
          Construction; Insured: AMBAC)                                             A+/A1        5,000,000     6,080,000
          New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2012 (Insured:
          Natl-Re/FGIC)                                                            BBB/Baa3      7,375,000     7,467,851
          New Jersey  Health Care  Facilities,  5.00% due  7/1/2013 (St Peters
          University Hospital)                                                    BBB-/Baa3      1,000,000     1,038,000
          New Jersey  Health Care  Facilities,  5.00% due  7/1/2014 (St Peters
          University Hospital)                                                    BBB-/Baa3      3,575,000     3,758,505
          New Jersey  Health Care  Facilities,  5.00% due  7/1/2015 (St Peters
          University Hospital)                                                    BBB-/Baa3      3,520,000     3,721,203
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2017                                                                 AA/Aa2       1,500,000     1,713,900
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2018                                                                 AA/Aa2       3,000,000     3,451,980
          New  Jersey  Higher  Educational  Assistance  Authority,  5.25%  due
          12/1/2019                                                                 AA/Aa2       5,000,000     5,820,600
          New Jersey State Transit Corp.  COP,  5.25% due 9/15/2013  (Insured:
          AMBAC)                                                                    A/Aa3       11,050,000    11,753,443
          New Jersey State Transit Corp.  COP,  5.50% due 9/15/2013  (Insured:
          AMBAC)                                                                    A/Aa3        7,650,000     8,169,129
          New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019       A+/A1        1,000,000     1,181,740
          New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020       A+/A1        1,000,000     1,184,830
          New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021       A+/A1        2,000,000     2,367,380
          Ocean  Township  Municipal  Utility  Authority,  6.00% due  8/1/2017
          (Insured: Natl-Re)                                                       BBB/Baa2      3,540,000     3,967,561
          Passaic  Valley  Sewer  Commissioners  Sewer  System GO,  5.625% due
          12/1/2018                                                                 NR/A2        1,210,000     1,433,923
          Passaic  Valley  Sewer  Commissioners  Sewer  System  GO,  5.75% due
          12/1/2019                                                                 NR/A2        2,000,000     2,398,500
          Passaic  Valley  Sewer  Commissioners  Sewer  System  GO,  5.75% due
          12/1/2020                                                                 NR/A2        2,800,000     3,375,960
          Passaic  Valley  Sewer  Commissioners  Sewer  System  GO,  5.75% due
          12/1/2021                                                                 NR/A2        1,000,000     1,207,860
          Paterson General  Improvement,  4.25% due 6/15/2015  (Insured:  AGM)
          (State Aid Withholding)                                                   NR/Aa3       1,275,000     1,362,758
        New Mexico -- 0.97%
          Albuquerque Airport, 5.50% due 7/1/2013                                    A/A1        1,820,000     1,932,130
          Gallup PCR, 5.00% due 8/15/2016 (Insured: AMBAC)                           A/A3        2,500,000     2,676,925
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2017                 AA+/Aa3       2,365,000     2,883,006
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2018                 AA+/Aa3       2,205,000     2,745,445
          New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018        AAA/Aaa       5,000,000     6,001,900
          New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021        AAA/Aaa       3,000,000     3,578,250
          New Mexico Severance Tax, 5.00% due 7/1/2014                              AA/Aa1       7,435,000     8,264,151
          New Mexico Severance Tax, 5.00% due 7/1/2015                              AA/Aa1       5,500,000     6,308,665
          New Mexico Severance Tax, 5.00% due 7/1/2016                              AA/Aa1      10,265,000    12,113,111
        New York -- 6.24%
          Amherst  Development  Corp.,  5.00% due 10/1/2015  (Student Housing;
          Insured: AGM)                                                            AA-/Aa3       1,535,000     1,711,126
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2015
          (Buffalo School District)                                                AA-/Aa3       3,000,000     3,377,640
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2016
          (Buffalo School District)                                                AA-/Aa3       8,795,000    10,143,625
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2017
          (Buffalo School District)                                                AA-/Aa3       7,265,000     8,555,990
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2018
          (Buffalo School District)                                                AA-/Aa3       5,000,000     5,958,550
          Monroe County IDA,  5.375% due 6/1/2017  (St.  John Fisher  College;
          Insured: Radian)                                                          NR/NR        4,405,000     4,442,927
          Nassau County GO, 2.50% due 10/31/2012                                   SP-1+/NR     13,500,000    13,664,025
          Nassau County Industrial  Development Agency, 5.25% due 3/1/2018 (NY
          Institute of Technology)                                                 BBB+/NR       1,260,000     1,452,566
          Nassau County Industrial  Development Agency, 5.25% due 3/1/2020 (NY
          Institute of Technology)                                                 BBB+/NR       1,715,000     2,001,456
          New York City GO, 0.09% due  8/1/2014  put 1/3/2012  (Sub Series H2;
          Insured: Natl-Re) (daily demand notes)                                    AA/Aa2       5,500,000     5,500,000
          New York City GO, 0.05% due  8/1/2021  put 1/3/2012  (Sub Series E2;
          LOC: JPMorgan Chase Bank) (daily demand notes)                           AAA/Aa1       2,200,000     2,200,000
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2013             A+/Aa3       2,755,000     2,881,124
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2019             A+/Aa3       2,700,000     3,150,630
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2020             A+/Aa3      10,000,000    11,704,200
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2021             A+/Aa3       2,615,000     3,023,411
          New York City IDA, 5.25% due 6/1/2012  (Lycee  Francais de New York;
          Insured: ACA)                                                            BBB/Baa1      2,330,000     2,373,338
          New York  City  Municipal  Water  Financing  Authority,  5.375%  due
          6/15/2017 pre-refunded 6/15/2012                                          NR/NR        1,070,000     1,095,241
          New York  City  Municipal  Water  Financing  Authority,  5.375%  due
          6/15/2017                                                                AAA/Aa1       3,930,000     4,018,346
          New  York  City  Municipal  Water  Financing  Authority,  0.17%  due
          6/15/2039 put 1/3/2012 (General Resolution;  SPA: Landesbank Hessen)
          (daily demand notes)                                                     AA+/Aa2      37,800,000    37,800,000
          New York City Transitional Finance Authority, 5.00% due 11/1/2012        AAA/Aaa       5,000,000     5,200,200
          New York City Transitional  Finance  Authority,  4.00% due 7/15/2014
          (State Aid Withholding)                                                  AA-/Aa3       2,000,000     2,156,860
          New York City Transitional Finance Authority, 5.00% due 11/1/2014        AAA/Aaa       2,000,000     2,242,620
          New York City Transitional  Finance  Authority,  5.00% due 7/15/2016
          (State Aid Withholding)                                                  AA-/Aa3       3,155,000     3,652,480
          New York City Transitional  Finance  Authority,  5.00% due 1/15/2018
          (State Aid Withholding)                                                  AA-/Aa3       4,865,000     5,783,999
          New York City  Transitional  Finance  Authority,  0.09% due 8/1/2031
          put  1/3/2012  (SPA:  Landesbank   Hessen-Thuringen)  (daily  demand
          notes)                                                                   AAA/Aaa      20,400,000    20,400,010
          New York  Dormitory  Authority,  5.25% due  2/15/2014  (Presbyterian
          Hospital; Insured: AGM)                                                  AA-/Aa3       2,405,000     2,587,107
          New York Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc.)           NR/Aa3       1,000,000     1,188,320
          New York State  Dormitory  Authority,  5.50% due 7/1/2012  (Winthrop
          South Nassau University)                                                 NR/Baa1       1,820,000     1,855,672
          New York State Dormitory  Authority,  5.00% due 11/1/2012  (Insured:
          SONYMA)                                                                   NR/Aa1       1,395,000     1,400,162
          New York State  Dormitory  Authority,  5.50% due 7/1/2013  (Winthrop
          South Nassau University)                                                 NR/Baa1       1,500,000     1,578,030
          New  York   State   Dormitory   Authority,   5.25%   due   8/15/2013
          (Presbyterian Hospital; Insured: AGM/FHA)                                AA-/Aa3       3,650,000     3,889,440
          New York State Dormitory  Authority,  5.00% due 11/1/2013  (Insured:
          SONYMA)                                                                   NR/Aa1       3,105,000     3,116,085
          New York State  Dormitory  Authority,  3.00% due  8/15/2014  (Mental
          Health Services)                                                          AA-/NR       2,640,000     2,763,182
          New York State Dormitory  Authority,  5.00% due 11/1/2014  (Insured:
          SONYMA)                                                                   NR/Aa1       1,010,000     1,013,525
          New York State Dormitory  Authority,  5.25% due 5/15/2015  (Insured:
          Natl-Re/IBC)                                                             BBB/Aa3      10,000,000    11,026,700
          New York State  Dormitory  Authority,  5.25% due 8/15/2015 (New York
          Presbyterian Hospital; Insured: AGM/FHA)                                 AA-/Aa3       5,305,000     5,753,856
          New York State  Dormitory  Authority,  5.50% due 7/1/2016  (Brooklyn
          Law School; Insured: Radian)                                            BBB+/Baa1      1,220,000     1,291,590
          New York State  Dormitory  Authority,  5.50% due  2/15/2017  (Mental
          Health Services)                                                          AA-/NR       5,000,000     5,998,000
          New York  State  Dormitory  Authority,  5.25% due  5/15/2017  (Court
          Facilities Lease; Insured: AMBAC)                                        AA-/Aa3       4,585,000     5,437,306
          New York State  Dormitory  Authority,  5.50% due 7/1/2017  (Brooklyn
          Law School; Insured: Radian)                                            BBB+/Baa1      2,500,000     2,640,375
          New York State  Dormitory  Authority,  5.50% due  10/1/2017  (School
          Districts Financing; Insured: Natl-Re) (State Aid Withholding)            A+/A2        1,570,000     1,616,551
          New York State  Dormitory  Authority,  5.50% due  2/15/2018  (Mental
          Health Services)                                                          AA-/NR       5,000,000     6,133,000
          New  York  State  Dormitory  Authority,  5.25%  due  11/15/2023  put
          5/15/2012 (State University Educational Facilities)                      AA-/Aa3      11,515,000    11,720,197
          New  York  State  Dormitory  Authority,  6.00%  due  11/15/2023  put
          5/15/2012 (State University Educational Facilities; Insured: CIFG)       AA-/Aa3       1,000,000     1,020,510
          New  York  State  Dormitory  Authority,  5.25%  due  11/15/2026  put
          5/15/2012 (Insured: AMBAC)                                               AA-/Aa3       4,000,000     4,071,280
          New  York  State  Dormitory  Authority,  5.25%  due  11/15/2029  put
          5/15/2012 (Insured: Natl-Re/FGIC)                                        AA-/Aa3       1,540,000     1,567,443
          New York State Energy  Research & Development  Authority,  2.25% due
          12/1/2015 (New York Electric & Gas Corp.)                                 NR/NR        5,000,000     4,989,900
          New  York  State  Thruway  Authority  Service  Contract,  5.50%  due
          4/1/2013 (Local Highway & Bridge; Insured: Syncora)                      AA-/Aa3       1,000,000     1,012,840
          Patchogue-Medford   Union  Free  School   District   GO,  4.25%  due
          10/1/2015 (Insured: MBIA)(State Aid Withholding)                         BBB/Baa2      1,000,000     1,094,860
          Port  Authority  148th,  5.00% due  8/15/2017  (Insured:  AGM; GO of
          Authority)                                                               AA-/Aa2       4,725,000     5,612,402
          Suffolk  County  Economic  Development  Corp.,  5.00%  due  7/1/2020
          (Catholic Health Services)                                                A-/A3        5,000,000     5,633,650
          Suffolk  County  Economic  Development  Corp.,  5.00%  due  7/1/2021
          (Catholic Health Services)                                                A-/A3        5,000,000     5,621,250
          Suffolk  County  Economic  Development  Corp.,  5.00%  due  7/1/2022
          (Catholic Health Services)                                                A-/A3        5,000,000     5,466,500
          Suffolk County GO, 1.50% due 9/13/2012                                   NR/Mig2       3,835,000     3,850,263
          Suffolk County  Industrial  Development  Agency Civic Facilities GO,
          5.25% due 3/1/2019 (NY Institute of Technology)                         BBB+/Baa2      1,400,000     1,500,996
          Tobacco Settlement Financing Corp., 5.00% due 6/1/2014                    AA-/NR       5,000,000     5,483,700
          Tobacco Settlement Financing Corp., 5.00% due 6/1/2018                    AA-/NR       3,725,000     4,459,272
          United Nations Development Corp., 5.00% due 7/1/2016                      NR/A1        3,400,000     3,938,764
          United Nations Development Corp., 5.00% due 7/1/2017                      NR/A1        3,000,000     3,536,970
          United Nations Development Corp., 5.00% due 7/1/2019                      NR/A1        4,000,000     4,816,720
        North Carolina -- 1.82%
          Catawba County Limited Obligation, 4.00% due 10/1/2015                   AA-/Aa2       1,620,000     1,771,389
          Catawba County Limited Obligation, 4.00% due 10/1/2016                   AA-/Aa2       1,000,000     1,112,400
          Catawba County Limited Obligation, 4.00% due 10/1/2017                   AA-/Aa2       1,000,000     1,124,940
          Charlotte Mecklenburg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2016 (Carolinas Health Network)                                 AA-/Aa3       3,420,000     3,853,280
          Charlotte Mecklenburg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2017 (Carolinas Health Network)                                 AA-/Aa3       2,000,000     2,298,580
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2012        A-/Baa1         650,000       650,085
          North Carolina Eastern Municipal Power Agency, 5.50% due 1/1/2012        A-/Baa1       1,100,000     1,100,154
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2013        A-/Baa1       1,055,000     1,101,578
          North Carolina  Eastern  Municipal Power Agency,  7.00% due 1/1/2013
          (Insured: Natl-Re/IBC)                                                   BBB/Baa1      2,990,000     3,026,328
          North Carolina  Eastern  Municipal Power Agency,  5.00% due 1/1/2016
          (Insured: AMBAC)                                                          A-/NR        1,700,000     1,939,564
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: AMBAC)                                                         NR/Baa1       7,500,000     9,198,525
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: BHAC/AMBAC)                                                    AA+/Aa1       5,965,000     7,395,944
          North Carolina  Eastern  Municipal Power Agency,  5.25% due 1/1/2019
          (Insured: AGM)                                                           AA-/Aa3       3,000,000     3,539,610
          North Carolina  Infrastructure Finance Corp. COP, 5.00% due 2/1/2017
          pre-refunded 2/1/2014 (Correctional Facilities)                          AA+/Aa1       2,400,000     2,621,520
          North Carolina Limited Obligation, 5.00% due 11/1/2019                   AA+/Aa1      23,635,000    29,516,806
          North Carolina  Medical Care  Commission,  5.00% due 9/1/2013 (Rowan
          Regional Medical Center; Insured: AGM/FHA 242)                           AA-/Aa3       1,000,000     1,058,550
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric) (ETM)                                                           NR/NR          800,000       841,952
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric)                                                                  A/A2        1,705,000     1,787,334
          North Carolina  Municipal Power Agency,  5.25% due 1/1/2017 (Catawba
          Electric)                                                                  A/A2        3,100,000     3,668,137
          North Carolina  Municipal Power Agency,  5.25% due 1/1/2019 (Catawba
          Electric; Insured: Natl-Re)                                                A/A2        3,020,000     3,157,682
          North Carolina  State  Infrastructure  Finance Corp.  COP, 5.00% due
          2/1/2016 pre-refunded 2/1/2014 (Correctional Facilities)                 AA+/Aa1       5,000,000     5,461,500
          University  of North  Carolina  Pool  Revenue,  5.00%  due  4/1/2012
          (Insured: AMBAC) (ETM)                                                    NR/NR          305,000       308,498
          University  of North  Carolina  Pool  Revenue,  5.00%  due  4/1/2012
          (Insured: AMBAC)                                                          NR/NR          725,000       732,736
        North Dakota -- 0.03%
          Ward County  Health Care  Facilities,  5.00% due  7/1/2013  (Trinity
          Obligated Group)                                                         BBB+/NR       1,560,000     1,630,372
        Ohio -- 3.01%
          Akron COP, 5.00% due 12/1/2013 (Insured: AGM)                             AA-/NR       3,000,000     3,235,920
          Akron COP, 5.00% due 12/1/2014 (Insured: AGM)                             AA-/NR       2,000,000     2,216,760
          Akron GO, 5.00% due 12/1/2019                                             AA-/NR       1,685,000     2,020,197
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2015  (Catholic
          Health Care Partners)                                                     AA-/A1      10,000,000    10,966,800
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2016  (Catholic
          Health Care Partners)                                                     AA-/A1      10,000,000    11,169,800
          American Municipal Power, 5.25% due 2/15/2018 (Hydroelectric)              A/A3        5,500,000     6,459,970
          American Municipal Power, 5.25% due 2/15/2019 (Hydroelectric)              A/A3        5,015,000     5,965,292
          Cleveland  Cuyahoga County Cultural  Facilities  Revenue,  5.00% due
          10/1/2019 (Cleveland Museum of Art)                                       AA+/NR       2,000,000     2,417,680
          Cleveland GO, 5.75% due 8/1/2012 (Insured: Natl-Re)                       AA/A1        1,500,000     1,546,350
          Cleveland GO, 5.50% due 10/1/2019 (Insured: AMBAC)                        AA/A1        1,260,000     1,535,562
          Cleveland   Package   Facility   Revenue,    5.25%   due   9/15/2021
          pre-refunded 10/21/2012 (Insured: AGM) (ETM)                             AA-/Aa3         965,000     1,230,877
          Cleveland  Package Facility Revenue,  5.25% due 9/15/2021  (Insured:
          AGM)                                                                     AA-/Aa3       2,035,000     2,405,655
          Cuyahoga County Revenue,  6.00% due 1/1/2021  pre-refunded  7/1/2013
          (Cleveland Clinic)                                                        NR/NR        2,550,000     2,764,940
          Cuyahoga County Revenue,  6.00% due 1/1/2021  pre-refunded  7/1/2013
          (Cleveland Clinic)                                                       AA-/Aa2       2,450,000     2,656,511
          Deerfield Township Tax Increment Revenue, 5.00% due 12/1/2017             NR/A1        1,000,000     1,138,630
          Garfield  Heights City School  Improvement GO, 5.375% due 12/15/2016
          (Insured: Natl-Re)                                                        NR/Aa3       1,625,000     1,880,320
          Greater Cleveland  Regional  Transportation  Authority GO, 5.00% due
          12/1/2015 (Insured: Natl-Re)                                              NR/Aa2       1,000,000     1,139,410
          Kent  State  University  Revenues,   5.00%  due  5/1/2020  (Insured:
          Assured Guaranty)                                                        AA-/Aa3       1,000,000     1,185,510
          Montgomery  County,  5.25% due  10/1/2038  put  11/1/2013  (Catholic
          Health Initiatives)                                                       AA/Aa2       2,500,000     2,700,100
          Ohio State Air Quality  Development  Authority,  5.625% due 6/1/2018
          (FirstEnergy Nuclear)                                                   BBB-/Baa2      5,000,000     5,713,100
          Ohio State Air Quality  Development  Authority,  5.75% due  6/1/2033
          put 12/1/2011 (FirstEnergy Nuclear)                                     BBB-/Baa3      5,800,000     6,530,626
          Ohio State Air Quality  Development  Authority,  3.375% due 1/1/2034
          put 7/1/2015 (FirstEnergy Nuclear)                                       BBB-/NR       7,200,000     7,366,248
          Ohio State Air Quality Development  Authority,  3.875% due 12/1/2038
          put 6/1/2014 (Columbus Southern Power Co.)                                BBB/A3       4,800,000     4,966,320
          Ohio  State  Building  Authority,   5.00%  due  10/1/2015  (Insured:
          Natl-Re/FGIC)                                                             AA/Aa2       4,600,000     5,221,322
          Ohio State Building Authority, 5.00% due 10/1/2020                        AA/Aa2       1,700,000     2,031,500
          Ohio  State  Cultural  and  Sports  Capital  Facilities,  5.00%  due
          10/1/2020                                                                 AA/Aa2       3,845,000     4,606,348
          Ohio  State  Department   Administrative  Services  COP,  5.00%  due
          9/1/2015 (Insured: Natl-Re)                                               AA/Aa2       1,950,000     2,154,243
          Ohio State GO, 4.00% due 10/1/2014                                       AA-/Aa3       2,075,000     2,254,820
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        3,375,000     3,795,221
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy Nuclear)                                          BBB-/Baa2      5,500,000     6,188,325
          Ohio State Water Development  Authority PCR, 3.375% due 1/1/2034 put
          7/1/2015 (FirstEnergy Nuclear)                                           BBB-/NR      24,400,000    24,963,396
          University  of Akron  Ohio  General  Receipts,  5.00%  due  1/1/2018
          (Insured: AGM)                                                           AA-/Aa3       3,415,000     4,027,753
        Oklahoma -- 1.89%
          Cleveland County ISD, 3.00% due 3/1/2012                                  NR/Aa2       4,040,000     4,059,352
          Cleveland  County Public  Facilities  Authority,  4.00% due 6/1/2013
          (Norman Public Schools)                                                   A+/NR        5,000,000     5,230,350
          Comanche County  Hospital  Authority,  5.25% due 7/1/2015  (Insured:
          Radian)                                                                  BBB-/NR       1,340,000     1,432,179
          Oklahoma County Finance Authority Educational Facilities,  3.50% due
          3/1/2012 (Putnam City Public Schools)                                      A/NR        3,825,000     3,843,589
          Oklahoma County Finance Authority Educational Facilities,  4.00% due
          3/1/2013 (Putnam City Public Schools)                                      A/NR        2,580,000     2,666,172
          Oklahoma County Finance  Authority  Educational  Facilities,  3.125%
          due 9/1/2013 (Western Heights Public Schools)                             A+/NR        2,525,000     2,600,952
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2016 (Western Heights Public Schools)                                 A+/NR        3,000,000     3,411,150
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2017 (Western Heights Public Schools)                                 A+/NR        4,075,000     4,702,713
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2018 (Western Heights Public Schools)                                 A+/NR        2,120,000     2,467,277
          Oklahoma County ISD, 3.00% due 1/1/2012                                   A+/NR        3,880,000     3,880,272
          Oklahoma County ISD, 3.00% due 1/1/2013                                   A+/NR        3,880,000     3,970,598
          Oklahoma County ISD, 3.00% due 1/1/2014                                   A+/NR        2,880,000     3,006,806
          Oklahoma DFA,  0.09% due 8/15/2033  put 1/3/2012  (Integris  Health;
          Insured: AGM; SPA: JPMorgan Chase Bank) (daily demand notes)             AA+/Aa3      32,225,000    32,225,000
          Oklahoma DFA Health Systems,  5.25% due 12/1/2012  (Duncan  Regional
          Hospital)                                                                 A-/NR        1,330,000     1,380,327
          Oklahoma DFA Health Systems, 5.00% due 8/15/2017 (Integris Health)       AA-/Aa3       4,375,000     5,051,987
          Oklahoma Municipal Power Authority, 5.00% due 1/1/2013                     A/A2        3,745,000     3,906,035
          Oklahoma  Municipal Power  Authority,  5.00% due 1/1/2014  (Insured:
          AGM)                                                                       A/A2        4,005,000     4,321,876
          Oklahoma State  Industrial  Authority,  5.00% due 7/1/2016  (Medical
          Research Foundation)                                                      NR/A1        1,165,000     1,305,173
          Oklahoma State  Industrial  Authority,  5.25% due 7/1/2017  (Medical
          Research Foundation)                                                      NR/A1        1,075,000     1,232,057
        Oregon -- 0.26%
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2037
          put 7/15/2014 (Legacy Health Systems)                                     A+/A2        6,000,000     6,530,400
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2039
          put 7/15/2012 (Legacy Health Systems)                                     A+/A2        2,000,000     2,045,460
          Oregon  Facilities  Authority  Revenue,  5.00% due 3/15/2015 (Legacy
          Health Systems)                                                           A+/A2        1,635,000     1,786,434
          Oregon  Facilities  Authority  Revenue,  5.00% due 3/15/2016 (Legacy
          Health Systems)                                                           A+/A2        1,000,000     1,116,360
          Oregon State  Department of  Administrative  Services COP, 5.00% due
          11/1/2014 (Insured: Natl-Re/FGIC)                                         AA/Aa2       1,000,000     1,119,630
        Pennsylvania -- 3.62%
          Adams County IDA, 5.00% due 8/15/2014 (Gettysburg College)                 A/A2        1,000,000     1,090,580
          Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)                 A/A2        1,250,000     1,428,450
          Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)                 A/A2        1,340,000     1,555,539
          Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)                 A/A2        1,765,000     2,089,178
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2017 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,472,740
          Allegheny County Hospital Development Authority,  5.00% due 9/1/2017
          (UPMC Health Systems)                                                     A+/Aa3       1,875,000     2,196,637
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          5/15/2018 (UPMC Health Systems)                                           A+/Aa3       5,915,000     6,907,241
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2018 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,518,310
          Allegheny County Hospital Development Authority,  5.00% due 9/1/2018
          (Pittsburgh Medical Center)                                               A+/Aa3       2,000,000     2,368,300
          Allegheny  County  Redevelopment   Authority,   5.10%  due  7/1/2014
          (Pittsburgh Mills)                                                        NR/NR        1,280,000     1,317,645
          Chester County School  Authority,  5.00% due 4/1/2016  (Intermediate
          School; Insured: AMBAC)                                                   A+/NR        1,915,000     2,151,790
          Lancaster  County  Solid  Waste  Management  Authority,   5.00%  due
          12/15/2012                                                                AA-/A3       3,475,000     3,601,142
          Montgomery County IDA, 5.00% due 8/1/2016  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,137,500
          Montgomery County IDA, 5.00% due 2/1/2017  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,144,170
          Montgomery County IDA, 5.00% due 2/1/2020  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,160,300
          Pennsylvania   EDA,   3.70%  due  11/1/2021   put  5/1/2015   (Waste
          Management, Inc.)                                                         BBB/NR       7,750,000     8,127,425
          Pennsylvania  EDA,  3.00% due  12/1/2037  put  9/1/2015  (PPL Energy
          Supply)                                                                   BBB/NR      14,000,000    14,405,440
          Pennsylvania  EDA,  5.00% due 12/1/2042  put 6/1/2012  (Exelon Corp.
          Generation)                                                               NR/A3        2,550,000     2,593,911
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          6/1/2015 (Philadelphia University)                                       BBB/Baa2      2,000,000     2,100,760
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2019 (UPMC Health Systems)                                           A+/Aa3       5,600,000     6,603,072
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2020 (UPMC Health Systems)                                           A+/Aa3       5,100,000     6,032,127
          Pennsylvania Turnpike Commission Revenue, 0.72% due 12/1/2012             A+/Aa3       2,500,000     2,505,450
          Philadelphia  Authority  for  Industrial   Development,   5.00%  due
          8/1/2020 (Mast Charter School)                                           BBB+/NR         840,000       866,914
          Philadelphia Gas Works, 5.375% due 7/1/2014 (Insured: AGM)               AA-/Aa3       7,280,000     7,917,874
          Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: AGM)                AA-/Aa3       3,000,000     3,241,110
          Philadelphia Gas Works, 5.00% due 10/1/2014 (Insured: AMBAC)            BBB+/Baa2      1,825,000     1,975,471
          Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)                AA-/Aa3       3,315,000     3,592,631
          Philadelphia Gas Works, 5.00% due 7/1/2018 (Insured: AGM)                AA-/Aa3       1,395,000     1,566,683
          Philadelphia Parking Authority Revenue, 5.00% due 9/1/2016                A-/A1        1,500,000     1,706,580
          Philadelphia Parking Authority Revenue, 5.00% due 9/1/2017                A-/A1        1,020,000     1,176,713
          Philadelphia  School  District  GO,  5.00% due  9/1/2012  (State Aid
          Withholding)                                                              A+/Aa2       5,000,000     5,142,450
          Philadelphia  School  District  GO,  5.00% due  9/1/2013  (State Aid
          Withholding)                                                              A+/Aa2       2,000,000     2,126,820
          Philadelphia  School  District  GO,  4.50% due  9/1/2017  (State Aid
          Withholding)                                                              A+/Aa2       2,270,000     2,517,021
          Philadelphia  School  District  GO,  5.00% due  9/1/2019  (State Aid
          Withholding)                                                              A+/Aa2      18,000,000    20,489,040
          Philadelphia  School  District  GO,  5.00% due  9/1/2019  (State Aid
          Withholding)                                                              A+/Aa2       4,210,000     4,792,159
          Philadelphia  School  District  GO,  5.25% due  9/1/2021  (State Aid
          Withholding)                                                              A+/Aa2       2,000,000     2,293,500
          Philadelphia  Water  &  Wastewater  Revenue,   5.00%  due  6/15/2013
          (Insured: AGM)                                                           AA-/Aa3       7,020,000     7,481,074
          Philadelphia  Water  &  Wastewater  Revenue,   5.00%  due  6/15/2017
          (Insured: AGM)                                                           AA-/Aa3       5,570,000     6,519,796
          Pittsburgh GO, 5.00% due 9/1/2012 (Insured: Natl-Re)                      BBB/A1       3,415,000     3,504,302
          Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                        BBB/A1       1,750,000     1,760,955
          Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                        BBB/A1       1,325,000     1,389,620
          Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)                         AA-/Aa3       3,000,000     3,420,570
          Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)                         AA-/Aa3       1,910,000     2,166,207
          Pittsburgh GO, 5.25% due 9/1/2018 (Insured: AGM)                         AA-/Aa3       3,240,000     3,648,078
          Pittsburgh School District GO, 3.00% due 9/1/2012 (Insured: AGM)         AA-/Aa3       1,670,000     1,696,303
          Pittsburgh School District GO, 3.00% due 9/1/2013 (Insured: AGM)         AA-/Aa3       2,100,000     2,168,040
          Pittsburgh Water & Sewer Authority Revenue,  2.625% due 9/1/2035 put
          9/1/2012 (Insured: AGM)                                                   AA-/NR       2,000,000     2,018,560
          Sayre HFA,  5.25% due  7/1/2012  (Latrobe  Area  Hospital;  Insured:
          AMBAC) (ETM)                                                              NR/NR        1,000,000     1,025,210
        Rhode Island -- 0.49%
          Convention Center Authority, 5.25% due 5/15/2015 (Insured: Natl-Re)      BBB/Baa2      1,450,000     1,522,195
          Convention Center Authority, 5.00% due 5/15/2019 (Insured: AGM)          AA-/Aa3      10,000,000    10,412,300
          Convention Center Authority, 5.00% due 5/15/2020 (Insured: AGM)          AA-/Aa3       6,830,000     7,092,682
          Providence GO, 5.50% due 1/15/2012 (Insured: Natl-Re/FGIC)               BBB+/A3       1,880,000     1,883,327
          Rhode  Island  COP,  5.00% due  10/1/2014  (Providence  Plantations;
          Insured: Natl-Re)                                                        AA-/Aa3       1,000,000     1,086,660
          Rhode  Island  State Health & Education  Building  Corp.,  5.25% due
          7/1/2014 (Memorial Hospital; LOC: Fleet Bank)                             NR/NR        1,565,000     1,641,122
        South Carolina -- 0.64%
          Georgetown  County  Environmental  Improvement,  5.70% due  4/1/2014
          (International Paper Co.)                                                BBB/Baa3      7,975,000     8,594,019
          Greenville  County School  District,  5.25% due 12/1/2015  (Building
          Equity Sooner Tomorrow)                                                   AA/Aa2       1,000,000     1,077,330
          Greenville  County School  District,  5.50% due 12/1/2016  (Building
          Equity Sooner Tomorrow)                                                   AA/Aa2       3,500,000     4,178,720
          Greenwood  County  Hospital  Facilities,  5.00% due 10/1/2013  (Self
          Regional Health Care; Insured: AGM)                                      AA-/Aa3       2,000,000     2,127,600
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AA-/Aa3       1,000,000     1,133,790
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2016
          (Insured: AGM)                                                           AA-/Aa3       1,000,000     1,161,970
          Piedmont  Municipal  Power  Agency,  6.75%  due  1/1/2019  (Insured:
          Natl-Re/FGIC)                                                            NR/Baa1       3,695,000     4,802,909
          South Carolina Jobs Economic Development,  5.00% due 8/15/2014 (Care
          Alliance Health Services; Insured: AGM)                                  AA-/Aa3       4,000,000     4,324,000
          South Carolina Jobs Economic Development,  5.00% due 8/15/2015 (Care
          Alliance Health Services; Insured: AGM)                                  AA-/Aa3       3,000,000     3,306,480
        South Dakota -- 0.48%
          South  Dakota  Building  Authority,  4.50%  due  6/1/2016  (Insured:
          Natl-Re/FGIC)                                                             AA/NR        2,000,000     2,266,520
          South Dakota  Housing  Development  Authority,  4.00% due  11/1/2016
          (Single Family Mtg)                                                       NR/Aa3       1,060,000     1,164,845
          South Dakota  Housing  Development  Authority,  4.00% due  11/1/2017
          (Single Family Mtg)                                                       NR/Aa3       1,075,000     1,188,477
          South Dakota  Housing  Development  Authority,  4.00% due  11/1/2018
          (Single Family Mtg)                                                       NR/Aa3       1,185,000     1,321,097
          South Dakota State Health & Educational Facilities Authority,  6.00%
          due 11/1/2014 (Sioux Valley Hospital & Health Systems)                    AA-/A1       1,015,000     1,028,824
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 9/1/2015 (Regional Health)                                            NR/A1        1,390,000     1,543,039
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 11/1/2015 (Sanford Health)                                            AA-/A1       1,310,000     1,459,013
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 9/1/2016 (Regional Health)                                            NR/A1        1,000,000     1,130,220
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 4/1/2017 (Prairie Lakes Health)                                       A+/NR        2,215,000     2,482,439
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 9/1/2017 (Regional Health)                                            NR/A1        1,100,000     1,257,432
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 4/1/2018 (Prairie Lakes Health)                                       A+/NR        2,290,000     2,593,883
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 9/1/2018 (Regional Health)                                            NR/A1        1,275,000     1,465,421
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 4/1/2019 (Prairie Lakes Health)                                       A+/NR        2,440,000     2,770,327
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 9/1/2020 (Regional Health)                                            NR/A1        1,000,000     1,133,920
        Tennessee -- 0.81%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014          NR/Baa1       3,200,000     3,389,504
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2015          NR/Baa1       3,500,000     3,659,705
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019          NR/Baa1       6,000,000     6,062,640
          Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015                    B/Ba3        3,000,000     3,078,240
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017                   BBB/Baa3      5,000,000     5,076,200
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017                    B/Ba3       11,000,000    11,287,980
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018                    B/Ba3        5,000,000     5,086,800
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020                    B/Ba3        1,190,000     1,203,126
        Texas -- 9.19%
          Amarillo Health  Facilities  Corp.,  5.50% due 1/1/2012 (Baptist St.
          Anthony's Hospital Corp.; Insured: AGM)                                   NR/Aa3       2,710,000     2,710,190
          Amarillo Health  Facilities  Corp.,  5.50% due 1/1/2015 (Baptist St.
          Anthony's Hospital Corp.; Insured: AGM)                                   NR/Aa3       1,065,000     1,124,587
          Austin  Community  College  Public   Facilities  Corp.,   5.25%  due
          8/1/2017 (Round Rock Campus)                                              AA/Aa2       1,500,000     1,799,520
          Austin Electrical Utilities Systems,  5.50% due 11/15/2013 (Insured:
          AMBAC)                                                                    A+/A1        1,000,000     1,089,900
          Austin Water & Wastewater, 5.00% due 5/15/2014 (Insured: AMBAC)           AA/Aa2       2,890,000     3,193,970
          Austin Water & Wastewater, 5.00% due 5/15/2015 (Insured: AMBAC)           AA/Aa2       1,520,000     1,733,013
          Austin Water & Wastewater, 5.00% due 11/15/2022                           AA/Aa2       2,640,000     3,270,089
          Bexar  Metropolitan  Water District  Waterworks,  4.50% due 5/1/2021
          (Insured: Natl-Re)                                                         A/A1        1,200,000     1,273,188
          Brazos River  Authority,  4.90% due 10/1/2015  (Center Point Energy;
          Insured: Natl-Re)                                                        BBB/Baa2      4,485,000     4,779,709
          Bryan Electric Systems, 3.00% due 7/1/2012                                A+/A1        1,850,000     1,873,661
          Bryan Electric Systems, 4.00% due 7/1/2014                                A+/A1        1,300,000     1,393,483
          Bryan Electric Systems, 4.00% due 7/1/2014                                A+/A1        1,000,000     1,002,730
          Bryan Electric Systems, 4.00% due 7/1/2015                                A+/A1        1,110,000     1,112,686
          Bryan Electric Systems, 5.00% due 7/1/2015                                A+/A1        1,150,000     1,296,337
          Bryan Electric Systems, 5.00% due 7/1/2016                                A+/A1        1,500,000     1,531,005
          Bryan Electric Systems, 5.00% due 7/1/2017                                A+/A1        3,205,000     3,266,183
          Bryan Electric Systems, 5.00% due 7/1/2019                                A+/A1        8,000,000     9,294,960
          Capital  Area  Cultural  Education  Facilities,  5.00% due  4/1/2013
          (Roman Catholic Diocese)                                                  NR/NR          670,000       695,828
          Capital  Area  Cultural  Education  Facilities,  5.00% due  4/1/2014
          (Roman Catholic Diocese)                                                  NR/NR          890,000       944,245
          Capital  Area  Cultural  Education  Facilities,  5.00% due  4/1/2015
          (Roman Catholic Diocese)                                                  NR/NR        1,100,000     1,187,142
          Capital  Area  Cultural  Education  Facilities,  5.00% due  4/1/2018
          (Roman Catholic Diocese)                                                  NR/NR        1,370,000     1,506,233
          Collin County Limited Tax Improvement GO, 5.00% due 2/15/2016            AAA/Aaa       1,465,000     1,710,461
          Corpus Christi Business & Job Development  Corp., 5.00% due 9/1/2012
          (Arena Project; Insured: AMBAC)                                            A/A2        1,025,000     1,052,542
          Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018         A+/A1        5,240,000     4,252,260
          Dallas  Convention  Center  Hotel  Development   Corp.,   5.00%  due
          1/1/2019                                                                  A+/A1        5,200,000     6,059,456
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2017
          (Insured: AMBAC)                                                         BBB+/A3       1,160,000     1,303,585
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2017
          (Insured: AMBAC)                                                         BBB+/A3       1,260,000     1,415,963
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2018
          (Insured: AMBAC)                                                         BBB+/A3       1,935,000     2,155,242
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2018
          (Insured: AMBAC)                                                         BBB+/A3       2,035,000     2,266,624
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2019
          (Insured: AMBAC)                                                         BBB+/A3       2,175,000     2,400,265
          Dallas/Fort Worth International Airport, 4.00% due 11/1/2012              A+/A1        1,000,000     1,028,490
          Dallas/Fort Worth International Airport, 5.00% due 11/1/2013              A+/A1        1,175,000     1,265,792
          Dallas/Fort Worth International Airport, 5.00% due 11/1/2014              A+/A1        1,300,000     1,438,320
          Dallas/Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        3,370,000     3,825,725
          Denton GO, 2.00% due 2/15/2012                                            AA/Aa2       3,115,000     3,122,258
          Denton GO, 3.00% due 2/15/2013                                            AA/Aa2       2,710,000     2,791,734
          Denton GO, 3.00% due 2/15/2014                                            AA/Aa2       3,325,000     3,496,703
          Denton GO, 4.00% due 2/15/2015                                            AA/Aa2       3,445,000     3,782,851
          Denton GO, 4.00% due 2/15/2016                                            AA/Aa2       3,535,000     3,965,987
          Denton GO, 5.00% due 2/15/2017                                            AA/Aa2       3,675,000     4,376,962
          Denton GO, 5.00% due 2/15/2019                                            AA/Aa2       3,990,000     4,893,097
          Denton GO, 5.00% due 2/15/2020                                            AA/Aa2       4,195,000     5,074,146
          Duncanville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                     AAA/Aaa       1,245,000     1,244,589
          Guadalupe-Blanco  River  Authority  PCR,  5.625% due 10/1/2017  (AEP
          Texas Central Co.)                                                       BBB/Baa2      5,000,000     5,579,350
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2015 (Teco Project)                                                 AA/Aa3       1,450,000     1,669,298
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2018 (Teco Project)                                                 AA/Aa3       1,365,000     1,666,474
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2019 (Teco Project)                                                 AA/Aa3       1,000,000     1,229,340
          Harris  County  Health  Facilities   Development  Corp.,  5.00%  due
          7/1/2016 (Christus Health; Insured: AGM)                                 AA-/Aa3       5,860,000     6,610,724
          Harris County Health Facilities  Development Corp.  Thermal Utility,
          5.00% due 11/15/2015 (Teco Project; Insured: Natl-Re)                     AA/Aa3       1,500,000     1,607,790
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2014
          (Insured: Natl-Re)                                                         A/A2        1,275,000     1,361,866
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2017
          (Insured: Natl-Re)                                                         A/A2        1,500,000     1,697,490
          Houston Airport Systems Revenue, 5.00% due 7/1/2015                      AA-/Aa3       2,600,000     2,923,232
          Houston Airport Systems Revenue, 5.00% due 7/1/2017                      AA-/Aa3       1,600,000     1,882,688
          Houston Airport Systems Revenue, 5.00% due 7/1/2018                      AA-/Aa3       1,000,000     1,191,820
          Houston  Higher  Education  Finance  Corp.,   5.875%  due  5/15/2021
          (Cosmos Foundation, Inc.)                                                 BBB/NR       1,000,000     1,077,980
          Houston Hotel Occupancy Tax Revenue, 5.00% due 9/1/2014                   A-/A2        2,000,000     2,191,120
          Houston Hotel Occupancy Tax Revenue, 5.00% due 9/1/2014                   A-/A2        1,300,000     1,424,228
          Houston  Hotel  Occupancy  Tax Revenue,  0% due  9/1/2020  (Insured:
          AGM/AMBAC)                                                               AA-/Aa3       3,650,000     2,513,426
          Houston  Independent  School District,  5.00% due 2/15/2014 (Limited
          Tax Schoolhouse)                                                         AA+/Aaa       2,000,000     2,191,240
          Houston  Independent  School District,  5.00% due 2/15/2015 (Limited
          Tax Schoolhouse)                                                         AA+/Aaa       2,450,000     2,773,841
          Houston ISD Public West Side, 0% due 9/15/2014 (Insured: AMBAC)           AA/Aa2       6,190,000     5,975,393
          Houston  Utilities  System Revenue,  5.00% due 11/15/2013  (Insured:
          AGM)                                                                      AA/Aa2       3,000,000     3,251,010
          Houston Water Conveyance System COP, 6.25% due 12/15/2014  (Insured:
          AMBAC)                                                                    NR/NR        2,850,000     3,125,310
          Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)                             AAA/NR       2,170,000     1,884,992
          Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)                          AAA/Aaa       1,000,000       888,530
          Keller ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                          AAA/Aaa       1,250,000     1,247,550
          Kerrville Health  Facilities  Development  Corp.  Hospital  Revenue,
          5.25% due 8/15/2021 (Sid Peterson Memorial Hospital)                     BBB-/NR       4,000,000     4,145,240
          Laredo GO, 5.00% due 2/15/2018 (Insured: Natl-Re)                        AA-/Aa2       2,000,000     2,313,540
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2012 (Insured: AMBAC)                                                A+/A1        1,660,000     1,675,106
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2013 (Insured: AMBAC)                                                A+/A1        1,745,000     1,826,701
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2014 (Insured: AMBAC)                                                A+/A1        1,835,000     1,975,873
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2015 (Insured: AMBAC)                                                A+/A1        1,930,000     2,130,932
          Lower  Colorado  River  Authority,  5.875% due  5/15/2016  (Insured:
          BHAC/FSA)                                                                 NR/Aa1       2,210,000     2,219,194
          Mission  Economic   Development   Corp.,  3.75%  due  12/1/2018  put
          5/1/2015 (Waste Management, Inc.)                                         BBB/NR       8,500,000     8,951,690
          North East ISD GO, 5.00% due 8/1/2016 (Guaranty: PSF)                    AAA/Aaa       2,000,000     2,362,440
          North Texas University Revenue, 5.00% due 4/15/2014                       NR/Aa2       1,250,000     1,377,937
          North Texas University Revenue, 5.00% due 4/15/2016                       NR/Aa2       2,250,000     2,635,920
          Northside  ISD GO, 1.75% due 6/1/2037 put 6/1/2013  (Various  School
          Buildings; Guaranty: PSF)                                                 AAA/NR      19,595,000    19,676,515
          Northside ISD GO, 1.50% due 8/1/2040 put 8/1/2012 (Guaranty: PSF)        AAA/Aaa       4,000,000     4,023,640
          Richardson   Refunding  &   Improvement   GO,  5.00%  due  2/15/2014
          (Insured: Natl-Re)                                                       AAA/Aaa       3,000,000     3,278,820
          Sam Rayburn Municipal Power Agency, 5.50% due 10/1/2012                  NR/Baa2       6,000,000     6,171,720
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  NR/Baa2       8,400,000     8,574,804
          San  Antonio  Electric  &  Gas  Revenue,  1.15%  due  12/1/2027  put
          12/3/2012 (SPA: BNP Paribas)                                             AA-/Aa2      21,000,000    21,051,870
          San Juan Higher Education  Finance  Authority,  5.125% due 8/15/2020
          (Idea Public Schools)                                                    BBB+/NR       2,000,000     2,098,640
          Sherman ISD GO, 0.65% due 8/1/2036  put 8/1/2012  (School  Building;
          Guaranty: PSF)                                                            AAA/NR       3,360,000     3,363,192
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2016
          (Scott & White Memorial Hospital)                                          A/A1        2,280,000     2,569,378
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2017
          (Scott & White Memorial Hospital)                                          A/A1        2,000,000     2,281,980
          Tarrant County Cultural Educational Facilities,  0.06% due 10/1/2041
          put 1/3/2012 (Methodist Hospitals;  LOC: JPMorgan Chase Bank) (daily
          demand notes)                                                            AAA/Aa1       6,630,000     6,630,216
          Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: Natl-Re)          A+/A2        1,000,000       984,730
          Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)          AA-/Aa3      10,000,000    11,941,500
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  7/1/2012
          (Unemployment Compensation)                                              AAA/Aa1      14,630,000    14,982,729
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  1/1/2014
          (Unemployment Compensation)                                              AAA/Aa1       5,000,000     5,453,100
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  7/1/2014
          (Unemployment Compensation)                                              AAA/Aa1       5,000,000     5,553,600
          Texas  Public  Finance  Authority  Revenue,   5.00%  due  10/15/2014
          (Stephen F. Austin University; Insured: Natl-Re)                          NR/A1        1,305,000     1,440,120
          Texas  Public  Finance  Authority  Revenue,   5.00%  due  10/15/2015
          (Stephen F. Austin University; Insured: Natl-Re)                          NR/A1        1,450,000     1,643,227
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  7/1/2017
          (Unemployment Compensation)                                              AAA/Aa1      15,500,000    17,736,340
          Texas State, 2.50% due 8/30/2012 (Tax & Revenue Anticipation Notes)     SP-1+/Mig1    85,000,000    86,309,850
          Uptown  Development  Authority,  5.00% due 9/1/2015  (Infrastructure
          Improvements)                                                             BBB/NR       1,370,000     1,496,876
          Uptown  Development  Authority,  5.00% due 9/1/2017  (Infrastructure
          Improvements)                                                             BBB/NR       1,580,000     1,731,475
          Uptown  Development  Authority,  5.00% due 9/1/2018  (Infrastructure
          Improvements)                                                             BBB/NR       1,870,000     2,055,317
          Uptown  Development  Authority,  5.00% due 9/1/2019  (Infrastructure
          Improvements)                                                             BBB/NR       1,945,000     2,130,067
          Waco  Health  Facilities   Development  Corp.,  4.00%  due  9/1/2013
          (Hillcrest Health System; Insured: Natl-Re) (ETM)                         BBB/NR       1,000,000     1,056,440
          Washington County Health  Facilities  Development  Corp.,  5.75% due
          6/1/2019 (Trinity Medical Center; Insured: ACA)                           NR/NR        3,840,000     3,839,808
          Weslaco GO Waterworks & Sewer System,  5.25% due 2/15/2019 (Insured:
          Natl-Re)                                                                 BBB+/A3       2,835,000     3,294,383
          West Harris County  Regional Water,  5.25% due 12/15/2012  (Insured:
          AGM)                                                                     AA-/Aa3       2,435,000     2,542,335
        U.S. Virgin Islands -- 0.26%
          Virgin  Islands  Public  Finance  Authority,   6.75%  due  10/1/2019
          (Matching Fund Loan Diageo Project)                                      NR/Baa3       7,690,000     8,605,110
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2015              BBB-/Baa2      1,000,000     1,066,700
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2016              BBB-/Baa2      1,225,000     1,321,898
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2017              BBB-/Baa2      1,300,000     1,419,431
        Utah -- 1.01%
          Intermountain  Power Agency  Supply,  5.00% due  7/1/2012  (Insured:
          Natl-Re) (ETM)                                                            NR/NR        2,240,000     2,248,893
          Intermountain Power Agency Supply, 5.00% due 7/1/2012                     A+/A1       15,000,000    15,354,300
          Intermountain Power Agency Supply, 5.00% due 7/1/2013                     A+/A1        5,000,000     5,316,950
          Intermountain  Power Agency  Supply,  5.25% due  7/1/2014  (Insured:
          Natl-Re)                                                                 BBB/Baa2      2,300,000     2,471,074
          Nebo School District GO, 2.50% due 7/1/2012                              AAA/Aaa       1,510,000     1,527,138
          Weber County  Hospital  Revenue,  0.11% due  2/15/2031  put 1/3/2012
          (IHC  Health  Services;  SPA:  Landesbank  Hassen-Thuringen)  (daily
          demand notes)                                                            AA+/Aa1       6,020,000     6,020,000
          Weber County  Hospital  Revenue,  0.11% due  2/15/2035  put 1/3/2012
          (IHC Health Services) (daily demand notes)                               AA+/Aa1      15,265,000    15,265,000
        Vermont -- 0.44%
          Vermont Colleges Revenue GO, 4.00% due 7/1/2017                           A+/NR        5,375,000     5,897,235
          Vermont   Economic   Development   Authority   Revenue,   5.00%  due
          12/15/2020 (Vermont Public Service Corp.)                                NR/Baa1      14,250,000    15,347,107
        Virginia -- 0.06%
          Fairfax County EDA, 5.00% due 8/1/2016                                   AA+/Aa2       2,600,000     3,001,310
        Washington -- 1.67%
          Energy Northwest Washington  Electric,  5.50% due 7/1/2012 (Insured:
          Natl-Re; Bonneville Power Administration)                                AA-/Aa1       3,000,000     3,080,160
       b  Energy Northwest Washington Electric, 5.00% due 7/1/2013                  AA-/NR       3,835,000     4,023,068
          Energy  Northwest  Washington  Electric,  5.00% due  7/1/2014  (Wind
          Project; Insured: AMBAC)                                                   A/A3        2,575,000     2,815,556
          Energy Northwest Washington  Electric,  6.00% due 7/1/2016 (Insured:
          AMBAC)                                                                   AA-/Aa1       2,415,000     2,482,113
       b  Energy Northwest Washington Electric, 5.00% due 7/1/2017                  AA-/NR       5,000,000     5,848,600
          Energy   Northwest   Washington   Electric,   5.00%   due   7/1/2017
          (Bonneville Power Administration)                                        AA-/Aa1       5,470,000     6,588,232
          Port  Seattle  Washington  Revenue,  5.50%  due  9/1/2018  (Insured:
          Natl-Re/FGIC)                                                              A/A1        5,000,000     6,051,650
          Seattle Municipal Light & Power Revenue, 5.00% due 2/1/2016              AA-/Aa2       1,000,000     1,164,550
          Seattle Municipal Light & Power Revenue, 5.00% due 2/1/2017              AA-/Aa2       2,000,000     2,385,440
          Snohomish  County  Public  Utilities  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AA-/Aa3       5,015,000     5,497,493
          Washington State GO, 0% due 1/1/2018 (Insured: Natl-Re/FGIC)             AA+/Aa1       4,000,000     3,575,000
          Washington State GO, 0% due 1/1/2019 (Insured: Natl-Re/FGIC)             AA+/Aa1       3,000,000     2,579,190
          Washington  State  HFA,  5.00%  due  7/1/2013  (Overlake   Hospital;
          Insured: AGM)                                                            AA-/Aa3       1,000,000     1,055,960
          Washington  State  HFA,  5.00%  due  8/15/2013   (Multicare   Health
          Systems)                                                                  AA-/A1       1,250,000     1,311,650
          Washington  State  HFA,  5.00%  due  8/15/2014   (Multicare   Health
          Systems)                                                                  AA-/A1       1,500,000     1,601,295
          Washington  State  HFA,  5.00%  due  8/15/2015   (Multicare   Health
          Systems)                                                                  AA-/A1       2,000,000     2,166,620
          Washington  State  HFA,  5.00%  due  8/15/2016   (Multicare   Health
          Systems)                                                                  AA-/A1       2,075,000     2,283,496
          Washington  State HFA,  5.375% due 12/1/2016  (Group Health Co-op of
          Puget Sound; Insured: AMBAC)                                             BBB-/NR       2,000,000     2,022,600
          Washington State HFA, 5.00% due 7/1/2017  (Overlake Hospital Medical
          Center)                                                                   A-/A3        1,245,000     1,381,776
          Washington  State  HFA,  5.00%  due  8/15/2017   (Multicare   Health
          Systems)                                                                  AA-/A1       1,000,000     1,110,320
          Washington State HFA, 5.25% due 8/1/2018  (Highline  Medical Center;
          Insured: AGM 242)                                                         A+/NR        7,995,000     9,166,987
          Washington  State  HFA,  5.00%  due  8/15/2018   (Multicare   Health
          Systems)                                                                  AA-/A1       2,000,000     2,238,780
          Washington State HFA, 5.00% due 7/1/2019  (Overlake Hospital Medical
          Center)                                                                   A-/A3        1,050,000     1,169,627
          Washington State HFA, 4.75% due 7/1/2020  (Overlake Hospital Medical
          Center)                                                                   A-/A3        1,000,000     1,090,480
          Washington  State Public Power  Supply  Systems,  5.40% due 7/1/2012
          (Insured: AGM)                                                           AA-/Aa1       1,320,000     1,354,610
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2013
          (Insured: Natl-Re/IBC)                                                   AA-/Aa1       1,760,000     1,740,834
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2015
          (Insured: Natl-Re/IBC)                                                   AA-/Aa1       3,000,000     2,864,490
          Yakima  County  School  District,   5.00%  due  12/1/2012  (Insured:
          Natl-Re)                                                                  NR/Aa1       1,270,000     1,324,864
        West Virginia -- 0.22%
          Kanawha,  Mercer,  Nicholas  Counties  Single  Family  Mtg,  0%  due
          2/1/2015 pre-refunded 2/1/2014                                            NR/Aaa       2,260,000     1,996,801
          Monongalia   County   Community   Hospital,   5.25%   due   7/1/2020
          (Monongalia General Hospital)                                             A-/NR        4,195,000     4,427,948
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,050,910
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,050,910
          West Virginia University, 0% due 4/1/2013 (Insured: AMBAC)                A+/Aa3       2,000,000     1,969,380
        Wisconsin -- 0.75%
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2014 (Aurora Health Care, Inc.)                                      NR/A3        4,265,000     4,523,331
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2015 (Aurora Health Care, Inc.)                                      NR/A3        4,100,000     4,409,960
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2016 (Aurora Health Care, Inc.)                                      NR/A3        3,695,000     4,028,658
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          4/15/2017 (Aurora Health Care, Inc.)                                      NR/A3        1,295,000     1,417,753
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2017 (Agnesian Health Care, Inc.)                                     A-/A3        1,000,000     1,103,420
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2017 (Aurora Health Care, Inc.)                                      NR/A3        5,025,000     5,520,817
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2018 (Agnesian Health Care, Inc.)                                     A-/A3        1,855,000     2,062,853
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2019 (Agnesian Health Care, Inc.)                                     A-/A3        1,000,000     1,100,310
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2020 (Agnesian Health Care, Inc.)                                     A-/A3        2,110,000     2,324,714
          Wisconsin  Health &  Educational  Facilities  Authority,  5.125% due
          8/15/2027 put 8/15/2016 (Aurora Health Care, Inc.)                        NR/A3        4,500,000     5,000,715
          Wisconsin Petroleum, 5.00% due 7/1/2015                                   AA/Aa2       4,000,000     4,544,960

TOTAL INVESTMENTS -- 98.32% (Cost $4,480,605,453)                                                         $4,712,479,380

OTHER ASSETS LESS LIABILITIES -- 1.68%                                                                        80,611,301

NET ASSETS -- 100.00%                                                                                     $4,793,090,681

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a   Segregated as collateral for a when-issued security.
b   When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
BHAC       Insured by Berkshire Hathaway Assurance Corp.
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
HFA        Health Facilities Authority
HUD        Department of Housing & Urban Development
IBC        Insured Bond Certificate
IDA        Industrial Development Authority
ISD        Independent School District
JEA        Jacksonville Electric Authority
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
NCSL       National Conference of State Legislature
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Q-SBLF     Qualified School Board Loan Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
UPMC       University of Pittsburgh Medical Center
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $  4,712,479,380   $           --        $  4,712,479,380   $           --

Total Investments in Securities        $  4,712,479,380   $           --        $  4,712,479,380   $           --

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.

Thornburg Intermediate Municipal Fund                                                   December 31, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Alabama -- 1.53%
          Alabama Public School & College Authority, 5.00% due 5/1/2016             NR/Aa1    $  2,000,000  $  2,342,340
          Mobile  Industrial  Development  Board,  0.11% due 9/1/2031 put
          1/3/2012 (Alabama Power Company Barry Steam Plant) (daily demand notes)    A/A2        2,515,000     2,515,000
          Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2012        AAA/Aa2       1,120,000     1,147,944
          Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2014        AAA/Aa2       1,310,000     1,423,760
          Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017        AAA/Aa2       2,185,000     2,619,750
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.25% due
          9/1/2025                                                                  A+/A1        2,000,000     2,122,960
        Alaska -- 0.65%
          Alaska   Municipal   Bond  Bank,   5.00%  due  10/1/2017   (Insured:
          Natl-Re/FGIC)                                                             A+/Aa2       2,470,000     2,728,461
          Anchorage GO, 6.00% due 10/1/2012 (Insured: Natl-Re/FGIC)                 AA/NR          125,000       128,185
          Valdez  Marine  Terminal  Revenue,  5.00% due 1/1/2021 (BP Pipelines
          Inc.; Insured: Guaranty Agreement-BP plc)                                 NR/NR        2,000,000     2,315,240
        Arizona -- 4.22%
          Arizona Health Facilities  Authority,  5.00% due 7/1/2017  (Catholic
          Healthcare West)                                                           A/A2        1,450,000     1,626,567
          City of Mesa Utility System  Revenue,  5.00% due 7/1/2023  (Insured:
          AGM)                                                                     AA-/Aa2       5,000,000     5,969,400
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR       4,640,000     4,870,283
          Phoenix  Civic  Improvement  Corp.,  5.00%  due  7/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa3       1,000,000     1,161,810
          Pima County IDA, 6.70% due 7/1/2021 (Arizona Charter Schools)            NR/Baa3       2,570,000     2,575,551
          Pima  County  IDA,  5.00%  due  12/1/2030   (Providence  Day  School
          Project)                                                                 BBB+/NR       2,000,000     1,865,400
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2022               A-/A3        2,000,000     2,018,120
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2028               A-/A3          735,000       723,637
          State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)                      AA-/Aa3       7,280,000     8,800,792
          Tucson GO, 9.75% due 7/1/2012 (ETM)                                       AA-/NR         400,000       418,908
          Tucson GO, 9.75% due 7/1/2013 (ETM)                                       AA-/NR         500,000       569,795
          University Medical Center Corp., 5.00% due 7/1/2015 (Insured:  GO of
          Corp)                                                                   BBB+/Baa1      1,000,000     1,076,030
          University of Arizona, 5.00% due 8/1/2024                                AA-/Aa3       1,635,000     1,864,227
        California -- 9.30%
          Brea Redevelopment Agency, 0% due 8/1/2023 (Tax Allocation-A)             AA-/NR       3,320,000     1,701,600
          California  Educational  Facilities  Authority,  5.50% due  4/1/2029
          (Pitzer College)                                                          NR/A3        3,000,000     3,232,560
          California HFA, 5.125% due 7/1/2022 (Catholic Healthcare West)             A/A2        3,435,000     3,647,317
          California   Housing  Finance  Agency,  0%  due  8/1/2029  (Insured:
          AMBAC/FHA/VA)                                                            BBB/Baa2      3,675,000     1,317,046
          California  Infrastructure  & Economic  Development  Bank, 5.75% due
          8/15/2029 (King City High School)                                         A-/NR        1,500,000     1,602,135
          California  PCR  Solid  Waste  Disposal,   5.25%  due  6/1/2023  put
          12/1/2017 (Republic Services, Inc.) (AMT)                                BBB/Baa3      2,000,000     2,211,280
          California State GO, 5.25% due 9/1/2026                                   A-/A1        5,000,000     5,659,700
          California  State  Public  Works  Board  Lease,  5.00% due  6/1/2017
          (Regents of University of California; Insured: Natl-Re/FGIC)             AA-/Aa2       2,000,000     2,361,880
          California  Statewide  Community  Development  Authority,  6.25% due
          8/15/2028 (Enloe Medical Center; Insured: CA Mtg Insurance)               A-/NR        1,050,000     1,156,722
          California  Statewide  Community  Development  Authority,  6.00% due
          7/1/2030 (Aspire Public Schools)                                          NR/NR        7,045,000     7,137,219
          Carson Redevelopment Agency Tax Allocation, 6.25% due 10/1/2022           A-/NR        1,620,000     1,823,083
          Carson Redevelopment Agency Tax Allocation, 6.375% due 10/1/2024          A-/NR        1,300,000     1,440,712
          Chico  Redevelopment  Agency,  5.00% due 4/1/2030  (Chico  Amended &
          Merged Redevelopment; Insured: AMBAC)                                     A+/NR        4,000,000     4,007,280
          Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)                 AA-/Aa3       1,245,000     1,439,320
          Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)                 AA-/Aa3       1,000,000     1,143,990
          El Camino Hospital District,  6.25% due 8/15/2017  (Insured:  AMBAC)
          (ETM)                                                                     NR/NR          795,000       915,975
          Golden West Schools Financing  Authority,  0% due 8/1/2018 (Insured:
          Natl-Re)                                                                 BBB/Baa2      2,140,000     1,458,774
          Lee Lake Water District Community Facilities, 5.75% due 9/1/2023          NR/NR        3,000,000     2,999,730
          Los Angeles Regional Airport  Improvement  Corp., 5.00% due 1/1/2017
          (LAX Fuel Corp.; Insured: AGM) (AMT)                                     AA-/Aa3       1,120,000     1,197,157
          M-S-R Energy Authority, 6.125% due 11/1/2029                              A-/NR        2,500,000     2,693,725
          Merced   Redevelopment   Agency,   6.25%  due   9/1/2029   (Gateways
          Redevelopment)                                                            A-/NR        1,500,000     1,591,620
          Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)                            AA-/NR       1,095,000       694,044
          Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)                            AA-/NR       1,100,000       601,447
          Monterey  County  COP,  5.25%  due  8/1/2021  (Refinancing  Project;
          Insured: AGM)                                                             AA/Aa3       3,700,000     4,280,197
          Pittsburg   Redevelopment  Agency,  0%  due  8/1/2025  (Los  Medanos
          Community Development Project; Insured: AMBAC)                            A+/NR        2,900,000     1,222,205
          Redwood City Redevelopment  Agency, 0% due 7/15/2023  (Redevelopment
          Area A-2; Insured: AMBAC)                                                 A-/NR        2,060,000     1,031,009
          San Jose  Redevelopment  Agency,  5.25% due  8/1/2027  (Merged  Area
          Redevelopment Project)                                                     A/A2        2,400,000     2,401,536
          San Jose  Redevelopment  Agency,  5.375% due  8/1/2028  (Merged Area
          Redevelopment Project)                                                     A/A2        1,175,000     1,178,549
          San Mateo Union High School  District GO Unlimited,  0% due 9/1/2019
          (Capital Appreciation-Election of 2000-B; Insured: Natl-Re/FGIC)          AA/Aa1       3,000,000     2,327,490
          Southeast  Resource  Recovery  Facilities   Authority,   5.375%  due
          12/1/2013 (Insured: AMBAC) (AMT)                                          A+/A1        1,000,000     1,060,290
          Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)       A+/A2        3,000,000     3,383,520
          Turlock Irrigation District, 5.00% due 1/1/2021                           A+/A2        1,750,000     2,066,925
          Victor  Elementary  School  District GO, 0% due  8/1/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       1,535,000       731,366
          Washington  USD COP,  5.00% due 8/1/2022 (New High School;  Insured:
          AMBAC)                                                                     A/NR        2,010,000     2,156,871
        Colorado -- 3.09%
          Adams County,  5.00% due 8/1/2014  (Platte  Valley  Medical  Center;
          Insured: Natl-Re/FHA 242)                                                 BBB/NR       1,000,000     1,081,760
          Adams County  Communication  Center COP, 5.75% due 12/1/2016  (Adams
          County Communication Center)                                              NR/A1        1,080,000     1,103,177
          Colorado  Educational  & Cultural  Facilities,  5.25% due  8/15/2019
          (Peak to Peak Charter School; Insured: Syncora)                            A/NR        1,375,000     1,452,412
          Colorado HFA, 5.75% due 1/15/2022 (Vail Valley Medical Center)            A-/NR        1,380,000     1,381,877
          Denver City & County COP,  0.07% due  12/1/2029  put 1/3/2012  (SPA:
          JPMorgan Chase Bank) (daily demand notes)                                AA+/Aa2       1,275,000     1,275,000
          Denver City & County Housing  Authority,  5.20% due 11/1/2027 (Three
          Towers Rehabilitation; Insured: AGM) (AMT)                                NR/Aa3       2,555,000     2,669,745
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2023
          (Insured: Syncora)                                                      BBB-/Baa3      2,430,000     2,460,837
          El Paso County School  District GO, 7.10% due  12/1/2013  (State Aid
          Withholding)                                                             AA-/Aa2         500,000       560,955
          Madre Metropolitan District GO, 5.375% due 12/1/2026                      NR/NR        2,215,000     1,555,506
          North  Range   Metropolitan   District  GO,  5.00%  due   12/15/2021
          (Insured: ACA)                                                            NR/NR        1,500,000     1,269,735
          Northwest  Parkway  Public  Highway  Authority,  5.20% due 6/15/2014
          (Insured: AGM) (ETM)                                                     AA-/Aa3       1,005,000     1,116,264
          Park Creek  Metropolitan  District,  5.25% due  12/1/2020  (Insured:
          AGM)                                                                      AA-/NR       1,120,000     1,327,379
          Public  Authority  for  Colorado  Energy  Gas  Revenue,  6.125%  due
          11/15/2023                                                               A-/Baa1       2,000,000     2,164,080
          Regional Transportation District, 5.50% due 6/1/2022                      A-/Aa3       3,000,000     3,524,040
          Southlands   Metropolitan   District   GO,   7.00%   due   12/1/2024
          pre-refunded 12/1/2014                                                    AA+/NR       1,370,000     1,621,600
        Connecticut -- 0.17%
          Connecticut  Health &  Educational  Facility  Authority,  5.75%  due
          7/1/2029 (Ethel Walker School)                                           BBB-/NR       1,350,000     1,383,008
        District of Columbia -- 2.08%
          District  of Columbia  Association  of  American  Medical  Colleges,
          5.00% due 2/15/2017 (Insured: AMBAC) (ETM)                                NR/NR        1,000,000     1,180,840
          District   of   Columbia   COP,   5.25%   due   1/1/2014   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        2,000,000     2,156,920
          District   of   Columbia   COP,   5.00%   due   1/1/2020   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        3,900,000     4,235,088
          District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)            A+/Aa2       3,000,000     3,466,440
          Metropolitan  Airports  Authority,  0% due  10/1/2023  (Dulles  Toll
          Road; Insured: AGM)                                                      AA-/Aa3       4,890,000     2,783,632
          Metropolitan  Airports  Authority,  0% due  10/1/2024  (Dulles  Toll
          Road; Insured: AGM)                                                      AA-/Aa3       5,000,000     2,665,150
        Florida -- 9.77%
          Broward County School Board COP, 5.00% due 7/1/2020 (Insured: AGM)       AA-/Aa3       1,000,000     1,101,580
          Collier  County Housing  Finance  Authority MFR, 4.90% due 2/15/2032
          put 2/15/2012 (Goodlette Arms; Collateralized: FNMA)                      NR/Aaa       1,000,000     1,004,780
          Crossings  at  Fleming  Island  Community  Development,   5.60%  due
          5/1/2012 (Insured: Natl-Re)                                              BBB/Baa2        380,000       380,954
          Escambia  County  HFA,  5.95%  due  7/1/2020  (Florida  Health  Care
          Facility Loan; Insured: AMBAC)                                            NR/NR        2,405,000     2,467,313
          Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: AGM)       AA-/Aa3       2,560,000     2,760,371
          Florida Board of Education GO Capital Outlay, 9.125% due 6/1/2014        AAA/Aa1         350,000       379,099
          Florida  Housing Finance Corp.,  4.80% due 1/1/2016  (Homeowner Mtg;
          Insured: FHA)                                                            AA+/Aa1         180,000       182,086
          Florida  Municipal  Loan  Council,  5.00%  due  10/1/2020  (Insured:
          Natl-Re)                                                                 A-/Baa2       1,000,000     1,077,760
          Florida  Municipal  Loan  Council,  5.00%  due  10/1/2024  (Insured:
          Natl-Re)                                                                 A-/Baa2       2,235,000     2,380,610
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2018 (South Florida Evaluation Treatment)                            AA+/NR       2,090,000     2,286,335
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2019 (South Florida Evaluation Treatment)                            AA+/NR       2,255,000     2,449,584
          Florida State  Department  of  Environmental  Protection,  5.00% due
          7/1/2017 (Florida Forever; Insured: Natl-Re/FGIC)                         AA-/A1       1,000,000     1,060,980
          Gainesville  Utilities  Systems  Revenue,  0.18% due  10/1/2026  put
          1/3/2012 (SPA: Suntrust Bank) (daily demand notes)                        AA/Aa2       8,605,000     8,605,000
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3       1,100,000     1,201,959
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3         875,000       956,104
          Hillsborough   County   Special   Assessment,   5.00%  due  3/1/2017
          (Insured: Natl-Re/FGIC)                                                   A+/A1        5,630,000     6,206,624
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2021
          (Insured: Syncora)                                                        NR/A3        3,000,000     3,211,860
          Lakeland Energy System Revenue, 5.00% due 10/1/2018 (Insured: AGM)       AA-/Aa3       2,000,000     2,397,020
          Lakeland Energy System Revenue, 5.25% due 10/1/2036                       AA-/A1       2,770,000     3,177,522
          Manatee County, 5.00% due 10/1/2016 (Insured: AMBAC)                     AA-/Aa2       1,000,000     1,094,640
          Marion  County  Hospital  District,   5.00%  due  10/1/2022  (Munroe
          Regional Health)                                                          NR/A3        1,000,000     1,047,470
          Miami  Dade  County  GO,   6.25%  due  7/1/2026   (Building   Better
          Communities)                                                             AA-/Aa2       2,130,000     2,453,590
          Miami Dade County School Board COP,  5.00% due  10/1/2021  (Insured:
          AMBAC)                                                                     A/A1        3,035,000     3,456,137
          Miami Dade County  School Board COP,  5.25% due  5/1/2022  (Insured:
          AGM)                                                                     AA-/Aa3       2,600,000     2,949,128
          Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)                          BBB/A2       1,000,000     1,018,150
          Orange County HFA, 6.25% due 10/1/2013  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2          440,000       470,655
          Orange  County  HFA,  5.125%  due  6/1/2014  (Mayflower  Retirement;
          Insured: Radian)                                                          NR/NR          770,000       770,046
          Orange County HFA, 6.25% due 10/1/2016  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2        2,545,000     2,852,334
          Orange County HFA, 5.125% due 10/1/2026 (Orlando Health)                   A/A2        2,000,000     2,055,860
          Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016       NR/Aa3       1,500,000     1,691,745
          Sarasota  County  Public   Hospital  Board,   2.285%  due  10/1/2021
          (Miles-Sarasota Memorial Hospital; Insured: Natl-Re)                      BBB/A1       2,000,000     2,009,940
          South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)               AA/Aa2       1,500,000     1,641,240
          St. Johns County IDA, 5.85% due 8/1/2024 (Presbyterian Retirement)        NR/NR        4,885,000     5,013,085
          Tampa Bay  Water  Utilities  System  Revenue,  5.50%  due  10/1/2022
          (Insured: Natl-Re/FGIC)                                                  AA+/Aa2       2,750,000     3,549,700
          Tampa Health  Systems,  5.50% due 11/15/2013  (Catholic  Health East
          Group; Insured: Natl-Re)                                                 BBB/Aa3       1,050,000     1,126,440
          University  of Central  Florida  COP  Convocation  Corp.,  5.00% due
          10/1/2019 (Insured: Natl-Re/FGIC)                                         BBB/NR       1,135,000     1,159,028
        Georgia -- 1.40%
          Atlanta Water and Wastewater, 5.50% due 11/1/2022 (Insured:
          Natl-Re/FGIC)                                                              A/A1          530,000       624,165
          Atlanta Water and Wastewater, 5.50% due 11/1/2024 (Insured: AGM)         AA-/Aa3       5,000,000     5,727,850
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re)                                                        BBB/A1       3,015,000     3,415,030
          Valdosta & Lowndes County  Hospital  Authority,  5.00% due 10/1/2024
          (South Medical Center; County Guaranteed)                                AA-/Aa2       1,200,000     1,336,032
        Hawaii -- 1.59%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 BBB/A3         875,000       896,805
          State of Hawaii GO, 5.00% due 12/1/2027                                   AA/Aa2      10,000,000    11,723,500
        Idaho -- 0.19%
          Boise City IDRB Corp.,  5.00% due  5/15/2020  (Western  Trailer Co.;
          LOC: Wells Fargo) (AMT)                                                   NR/Aa3       1,485,000     1,495,915
        Illinois -- 6.55%
          Chicago  Midway Airport  Second Lien,  5.00% due 1/1/2019  (Insured:
          AMBAC) (AMT)                                                              A-/A3        1,210,000     1,278,280
          Chicago O'Hare International  Airport Revenue Second Lien, 5.75% due
          1/1/2018 (Insured: AMBAC) (AMT)                                           A-/A2        3,050,000     3,059,028
          Chicago   Tax   Increment,   6.25%  due   11/15/2013   (Near   South
          Redevelopment; Insured: ACA)                                              NR/NR        1,550,000     1,552,991
          Chicago Tax Increment,  0% due 11/15/2014 (Near South Redevelopment;
          Insured: ACA)                                                             NR/NR        1,440,000     1,220,702
          Chicago  Tax  Increment  Allocation,  5.30%  due  1/1/2014  (Lincoln
          Belmont; Insured: ACA)                                                    NR/NR        1,590,000     1,591,304
          Chicago Transit Authority, 5.00% due 12/1/2018                            AA/Aa3       1,500,000     1,791,990
          Chicago Wastewater Transmission Second Lien, 5.00% due 1/1/2014           A+/Aa3       1,485,000     1,583,827
          Cook County GO, 5.25% due 11/15/2024                                      AA/Aa3       3,000,000     3,334,530
          Cook County School District GO, 0% due 12/1/2022 (ETM)                    NR/NR        2,000,000     1,490,180
          Illinois  Educational  Facilities  Authority,  5.00%  due  11/1/2016
          (Rush University Medical Center)                                          A-/A2        1,000,000     1,110,290
          Illinois  Educational  Facilities  Authority,  5.75%  due  11/1/2028
          (Rush University Medical Center)                                          A-/A2        1,000,000     1,063,720
          Illinois  Finance  Authority,  5.00% due 11/1/2016  (Central  DuPage
          Health)                                                                   AA/NR        2,000,000     2,275,800
          Illinois  Finance  Authority,  5.00% due 11/1/2017  (Central  DuPage
          Health)                                                                   AA/NR        2,000,000     2,313,140
          Illinois Finance Authority,  5.00% due 8/1/2022 (Bradley University;
          Insured: Syncora)                                                          A/NR        1,000,000     1,063,630
          Illinois Finance Authority, 6.125% due 11/1/2023 (Advocate Health)        AA/Aa2       5,000,000     6,006,950
          Illinois Finance Authority,  5.00% due 2/1/2027 (Newman  Foundation;
          Insured: Radian)                                                          NR/NR        1,220,000     1,079,993
          Illinois HFA, 6.00% due 7/1/2012 (Loyola  University Health Systems;
          Insured: Natl-Re) (ETM)                                                   BBB/NR         230,000       236,654
          Illinois   HFA,   5.70%  due   2/20/2021   (Midwest   Care   Center;
          Collateralized: GNMA)                                                     NR/Aaa         750,000       766,598
          McHenry & Lake Counties Community  Consolidated  School District No.
          15 GO, 0% due 1/1/2017 pre-refunded 1/1/2017 (Insured: AGM) (ETM)         NR/Aa2          45,000        42,050
          McHenry & Lake Counties Community  Consolidated  School District No.
          15 GO, 0% due 1/1/2017 (Insured: AGM)                                     NR/Aa2         955,000       822,016
          Railsplitter Tobacco Settlement Authority, 5.50% due 6/1/2023             A-/NR        4,000,000     4,427,200
          Sangamon  County  School  District COP,  5.875% due  8/15/2018  (Hay
          Edwards; Insured: ACA)                                                    NR/NR        2,600,000     2,605,564
          Southern Illinois University, 0% due 4/1/2014 (Insured: Natl-Re)          BBB/A2       1,425,000     1,331,064
          Southern  Illinois   University,   5.00%  due  4/1/2014  (Housing  &
          Auxiliary Facilities System; Insured: Natl-Re)                            A+/A2        1,350,000     1,452,694
          Southern  Illinois   University,   5.25%  due  4/1/2019  (Housing  &
          Auxiliary Facilities System; Insured: Natl-Re)                            A+/A2        1,000,000     1,189,450
          Southwestern  Illinois  Development  Authority,   0%  due  12/1/2024
          (Insured: AGM)                                                            AA-/NR       2,975,000     1,600,788
          State of Illinois, 5.00% due 6/15/2018 (Build Illinois)                   AAA/NR       2,000,000     2,394,340
          Tazewell  County School  District GO, 9.00% due 12/1/2024  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,205,000     1,861,026
          University of Illinois, 0% due 4/1/2014 (Insured: Natl-Re)               BBB/Aa2       1,590,000     1,524,715
        Indiana -- 6.35%
          Allen County  Economic  Development,  5.75% due 12/30/2015  (Indiana
          Institute of Technology)                                                  NR/NR        1,355,000     1,394,417
          Allen  County Jail  Building  Corp.,  5.00% due  4/1/2018  (Insured:
          Syncora)                                                                  NR/Aa2       2,495,000     2,807,100
          Allen County Redevelopment District, 5.00% due 11/15/2018                 NR/A2        1,560,000     1,706,749
          Avon Community  School Building Corp. First Mtg, 5.00% due 1/10/2012
          (Insured: AMBAC)                                                           A/NR        1,330,000     1,331,636
          Carmel  Redevelopment  Authority Lease, 0% due 2/1/2016  (Performing
          Arts Center)                                                             AA+/Aa1       1,730,000     1,589,230
          Carmel  Redevelopment  Authority Lease, 0% due 2/1/2021  (Performing
          Arts Center)                                                             AA+/Aa1       2,000,000     1,452,700
          Carmel Redevelopment District, 6.50% due 7/15/2035                        NR/NR        2,730,000     2,742,831
          Clay  Multi-School  Building  Corp.  First Mtg,  4.00% due 7/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,290,000     1,344,580
          Clay  Multi-School  Building  Corp.  First Mtg,  5.00% due 1/15/2018
          (State Aid Withholding)                                                   AA+/NR       1,735,000     2,079,276
          Fort Wayne  Redevelopment  Authority,  5.00% due 8/1/2023  (Harrison
          Square; Insured: AGM)                                                     NR/Aa2       2,290,000     2,532,717
          Hobart  Building  Corp.  First Mtg,  6.50% due  7/15/2019  (Insured:
          Natl-Re) (State Aid Withholding)                                          AA+/NR       1,000,000     1,291,510
          Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional;  Insured:
          AMBAC)                                                                    AA/NR        2,000,000     2,386,860
          Indiana Bond Bank Gas Program Revenue, 5.25% due 10/15/2020               NR/Aa3       5,340,000     5,882,758
          Indiana Finance Authority, 5.00% due 3/1/2019 (University Health)         A+/A1        5,000,000     5,688,950
          Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)       BBB-/NR       2,480,000     2,538,528
          Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)       BBB-/NR       2,605,000     2,636,416
          Indiana  Finance  Authority,  4.10%  due  11/15/2046  put  11/3/2016
          (Ascension Health Credit Group)                                          AA+/Aa1       1,000,000     1,105,040
          Indiana HFA, 5.75% due 9/1/2015 (Methodist Hospital) (ETM)                AA+/A3         575,000       586,741
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2017  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,142,280
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2020  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,122,100
          South Bend Community School Corp. First Mtg, 4.00% due 1/15/2012          AA+/NR       1,260,000     1,261,777
          South Bend  Community  School Corp.  First Mtg,  4.00% due 7/15/2012
          (State Aid Withholding)                                                   AA+/NR       1,510,000     1,536,953
          South Bend Community School Corp. First Mtg, 4.00% due 7/15/2012          AA+/NR       1,490,000     1,516,596
          Vincennes University, 5.375% due 6/1/2022                                 NR/Aa3         895,000     1,087,658
          West Clark School  Building  Corp.  First Mtg,  5.75% due  7/15/2017
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,685,000     1,692,161
        Iowa -- 0.43%
          Coralville COP, 5.25% due 6/1/2022                                        NR/A1        2,980,000     3,210,443
          Iowa  Finance  Authority,   6.00%  due  7/1/2012  (Trinity  Regional
          Hospital; Insured: AGM)                                                  AA-/Aa3         220,000       225,278
        Kansas -- 0.27%
          Wichita  Hospital  Revenue,  4.00% due  11/15/2012  (Christi  Health
          System)                                                                   A+/NR        1,000,000     1,028,580
          Wyandotte  County School  District GO, 5.00% due 9/1/2014  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,030,000     1,132,876
        Kentucky -- 0.96%
          Kentucky EDA, 5.85% due 10/1/2015 (Norton Healthcare; Insured:
          Natl-Re)                                                                 BBB/Baa2      2,665,000     2,835,667
          Kentucky  EDA,  0%  due  10/1/2024  (Norton   Healthcare;   Insured:
          Natl-Re)                                                                 BBB/Baa2      6,130,000     3,179,324
          Kentucky EDA, 5.75% due 12/1/2028 (Louisville Arena; Insured: AGM)       AA-/Aa3       1,500,000     1,629,585
        Louisiana -- 3.20%
          Louisiana Local Government Environment  Facilities Authority,  5.00%
          due 3/1/2014 (Independence Stadium)                                        A/NR        1,000,000     1,067,560
          Louisiana  Office  Facilities  Corp.,   5.00%  due  5/1/2014  (State
          Capitol)                                                                  NR/Aa3       1,000,000     1,078,760
          Louisiana  Offshore  Terminal  Authority,  2.125% due  10/1/2037 put
          10/1/2015                                                                  A/NR        2,500,000     2,509,850
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2022 (Black &
          Gold Facilities; Insured: CIFG)                                          AA-/Aa3       1,590,000     1,717,931
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      3,000,000     3,164,370
          New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)      AA-/Aa3       1,000,000     1,162,690
          New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)            AA-/Aa3       2,000,000     2,253,720
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2023       BBB+/NR       1,230,000     1,321,660
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2025       BBB+/NR       1,350,000     1,424,641
          Plaquemines Parish Law Enforcement District GO, 5.15% due 9/1/2027       BBB+/NR       1,490,000     1,567,927
          Plaquemines Parish Law Enforcement District GO, 5.30% due 9/1/2029       BBB+/NR       1,650,000     1,732,533
          Regional  Transit  Authority Sales Tax Revenue,  5.00% due 12/1/2023
          (Insured: AGM)                                                           AA-/Aa3       1,000,000     1,158,100
          Regional  Transit  Authority Sales Tax Revenue,  5.00% due 12/1/2024
          (Insured AGM)                                                            AA-/Aa3       1,000,000     1,139,520
          St. Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2019  (Insured:
          CIFG)                                                                     A+/NR        1,300,000     1,457,664
          St. Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2020  (Insured:
          CIFG)                                                                     A+/NR        1,000,000     1,113,510
          Terrebonne  Parish Hospital  Service  District 1, 5.00% due 4/1/2028
          (General Medical Center)                                                   A/A2        1,500,000     1,551,120
        Massachusetts -- 0.16%
          Massachusetts  Educational  Financing Authority,  5.50% due 1/1/2022
          (Student Loan Review)                                                     AA/NR        1,130,000     1,295,048
        Michigan -- 6.19%
          City of Troy Michigan GO, 5.00% due 10/1/2016                             AAA/NR       1,060,000     1,236,713
          Detroit School  District GO, 5.25% due 5/1/2026  (School  Building &
          Site Improvement; Insured: AGM/Q-SBLF)                                   AA-/Aa2       3,150,000     3,339,157
          Detroit   School   District  GO,   5.25%  due   5/1/2027   (Insured:
          AGM/Q-SBLF)                                                              AA-/Aa2       1,000,000     1,056,190
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  A+/A1        3,000,000     3,253,680
          Detroit Sewage Disposal Revenue, 5.25% due 7/1/2020 (Insured: AGM)       AA-/Aa3       7,720,000     8,763,898
          Detroit Water Supply Systems, 5.00% due 7/1/2015 (Insured: AGM)          AA-/Aa3       1,260,000     1,384,564
          Detroit Water Supply Systems, 4.25% due 7/1/2016 (Insured: Natl-Re)       BBB/A1       1,100,000     1,153,251
          Kalamazoo  Hospital Finance  Authority,  6.25% due 6/1/2014 (Borgess
          Medical Center; Insured: FGIC) (ETM)                                     AA+/Aaa         650,000       732,920
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2019 (Bronson
          Hospital; Insured: AGM)                                                  AA-/Aa3       2,000,000     2,300,540
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2022 (Bronson
          Hospital; Insured: AGM)                                                   NR/Aa3       2,470,000     2,789,643
          Kalamazoo Hospital Finance  Authority,  5.25% due 5/15/2026 (Bronson
          Hospital)                                                                 NR/A2        1,285,000     1,371,159
          Kent Hospital Finance  Authority,  7.25% due 1/15/2013  (Butterworth
          Hospital; Insured: Natl-Re) (ETM)                                         AA/Aa3         295,000       301,042
          Michigan  Finance  Authority,  5.00% due 4/1/2026  (Government  Loan
          Program)                                                                  A+/NR        1,580,000     1,649,315
          Michigan  Public  Educational   Facilities   Authority,   5.50%  due
          9/1/2022 (Black River School)                                             NR/NR        1,110,000     1,018,214
          Michigan  Public School  Academy,  8.00% due 8/1/2035 (Will Carleton
          Charter School)                                                           NR/NR          990,000       957,379
          Michigan State Building  Authority,  5.25% due 10/15/2017  (Insured:
          AGM)                                                                     AA-/Aa3       2,450,000     2,623,362
          Michigan  State  Building  Authority,  0% due  10/15/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       6,000,000     3,074,040
          Michigan  State  Hospital  Finance  Authority,  5.10%  due  6/1/2013
          (McLaren Healthcare)                                                      NR/Aa3         525,000       526,460
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2024
          (Sparrow Obligated Group)                                                 A+/A1        2,140,000     2,220,999
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2025
          (Oakwood Obligated Group)                                                  A/A2        3,000,000     3,051,150
          Michigan  Strategic  Fund,  5.25% due 10/15/2023  (Michigan House of
          Representatives Facilities; Insured: AGM)                                AA-/Aa3       1,000,000     1,099,400
          Royal Oak Hospital Finance  Authority,  5.25% due 8/1/2016  (William
          Beaumont Hospital)                                                         A/A1        2,000,000     2,215,820
          Royal Oak Hospital Finance  Authority,  8.00% due 9/1/2029  (William
          Beaumont Hospital)                                                         A/A1        2,540,000     3,073,146
        Minnesota -- 2.21%
          Minneapolis  St. Paul Health,  6.00% due  12/1/2018  (Healthpartners
          Obligated Group)                                                         BBB+/A3       1,000,000     1,068,340
          Minnesota  Agriculture  &  Economic  Development  Board,  5.50%  due
          2/15/2025 (Essential Healthcare; Insured: AGM)                            AA-/NR       2,500,000     2,856,150
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2014  (Centracare
          Health System)                                                            NR/A2          835,000       897,825
          St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2020
          (Healthpartners Obligated Group)                                         BBB+/A3       1,965,000     2,118,270
          Tobacco  Securitization  Authority,   5.25%  due  3/1/2025  (Tobacco
          Settlement)                                                               A-/NR        5,000,000     5,340,900
          Tobacco  Securitization  Authority,   5.25%  due  3/1/2026  (Tobacco
          Settlement)                                                               A-/NR        5,000,000     5,303,000
        Mississippi -- 1.16%
          Medical  Center  Educational  Building  Corp.,  4.00%  due  6/1/2014
          (University of Mississippi Medical Center)                               AA-/Aa2       1,240,000     1,322,968
          Mississippi Development Bank Special Obligation,  5.00% due 3/1/2018
          (Municipal Energy Agency Power Supply; Insured: Syncora)                 NR/Baa1       1,920,000     2,050,714
          Mississippi Development Bank Special Obligation,  5.00% due 7/1/2022
          (Canton Public Improvement)                                               NR/NR        1,935,000     2,073,740
          Mississippi Development Bank Special Obligation,  5.25% due 8/1/2027
          (Department of Corrections)                                               AA-/NR       3,415,000     3,803,866
        Missouri -- 1.43%
          Kansas City Tax Increment Financing  Commission,  5.00% due 3/1/2012
          (Maincor Project)                                                         NR/NR          445,000       446,349
          Missouri  Development  Finance Board,  5.00% due 4/1/2019  (Eastland
          Center)                                                                   A-/NR        1,000,000     1,100,720
          Missouri  Development  Finance Board,  5.00% due 4/1/2021  (Eastland
          Center)                                                                   A-/NR        2,000,000     2,162,940
          Missouri  Development  Finance Board,  5.125% due 4/1/2022 (Eastland
          Center)                                                                   A-/NR        2,000,000     2,182,520
          Missouri  Health  &  Educational  Facilities  Authority,  5.00%  due
          4/1/2019 (Webster University)                                             NR/A2        2,235,000     2,562,405
          Missouri  Health  &  Educational  Facilities  Authority,  5.00%  due
          4/1/2021 (Webster University)                                             NR/A2        2,520,000     2,885,677
        Nevada -- 1.36%
          Clark County School District GO, 5.50% due 6/15/2016 (Insured: AGM)       AA/Aa2       1,000,000     1,072,240
          Washoe  County GO,  5.00% due  7/1/2026  (Reno  Sparks  Convention &
          Visitors Authority)                                                       AA/Aa2       5,000,000     5,479,000
          Washoe  County GO,  5.00% due  7/1/2029  (Reno  Sparks  Convention &
          Visitors Authority)                                                       AA/Aa2       2,000,000     2,129,140
          Washoe  County GO,  5.00% due  7/1/2032  (Reno  Sparks  Convention &
          Visitors Authority)                                                       AA/Aa2       2,000,000     2,095,540
        New Hampshire -- 1.36%
          Manchester  Housing  &  Redevelopment  Authority,  0%  due  1/1/2016
          (Insured: Radian/ACA)                                                    NR/Caa1       4,990,000     3,497,292
          New Hampshire  Business Finance  Authority,  7.125% due 7/1/2027 put
          2/1/2012 (United Illuminating Co.) (AMT)                                 NR/Baa2       1,000,000     1,004,260
          New Hampshire  Business  Finance  Authority PCR, 5.375% due 5/1/2014
          (Central Maine Power Co.)                                                BBB+/NR       3,920,000     4,199,927
          New  Hampshire  Health & Education  Facilities,  5.25% due 10/1/2023
          (Southern New Hampshire Medical Center)                                   A-/NR        1,000,000     1,062,810
          New Hampshire IDA PCR, 5.90% due 8/1/2018 (CT Light & Power) (AMT)      BBB+/Baa1      1,000,000     1,006,620
        New Jersey -- 0.76%
          New Jersey EDA, 5.50% due 9/1/2026 (School Facilities  Construction;
          Insured: AMBAC)                                                           A+/A1        2,000,000     2,379,540
          Passaic  Valley Sewage  Commissioners,  5.75% due  12/1/2022  (Sewer
          System; Insured: GO of Commissioners)                                     NR/A2        3,000,000     3,617,490
        New Mexico -- 1.10%
          Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)          BBB/Baa2      3,000,000     3,180,780
          Las Cruces Shared GRT, 5.00% due 6/1/2030                                 NR/Aa3       2,040,000     2,250,467
          Rio Rancho Public School  District No. 94, 5.00% due 8/1/2015 (State
          Aid Withholding)                                                          NR/Aa1       1,715,000     1,958,393
          Santa Fe County Charter School Foundation,  6.50% due 1/15/2026 (ATC
          Foundation)                                                               NR/NR        1,455,000     1,365,866
        New York -- 1.82%
          Erie County IDA, 5.00% due 5/1/2019 (Buffalo City School District)       AA-/Aa3       3,000,000     3,600,750
          New  York  City  Municipal  Water  Financing  Authority,  0.17%  due
          6/15/2039 put 1/3/2012 (General Resolution;  SPA: Landesbank Hessen)
          (daily demand notes)                                                     AA+/Aa2       5,450,000     5,450,000
          New York City  Transitional  Finance  Authority,  0.09% due 8/1/2031
          put 1/3/2012 (SPA: Landsbank Hessen) (daily demand notes)                AAA/Aaa         800,000       800,000
          New York  State  Dormitory  Authority,  5.625%  due  7/1/2016  (City
          University System)                                                       AA-/Aa3       1,000,000     1,127,450
          New York  State  Dormitory  Authority,  5.00% due  7/1/2017  (Bishop
          Henry B. Hucles Nursing Home; Insured: SONYMA)                            NR/Aa1         850,000       976,268
          New York  State  Dormitory  Authority,  5.25% due  5/15/2021  (State
          University Educational Facilities)                                       AA-/Aa3         500,000       586,935
          United Nations Development Corp., 5.00% due 7/1/2025                      NR/A1        1,700,000     1,890,689
        North Dakota -- 0.32%
          North  Dakota  Building  Authority,  4.25% due  12/1/2015  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,305,000     1,467,238
          Ward County  Health Care  Facilities,  5.125% due 7/1/2021  (Trinity
          Obligated Group)                                                         BBB+/NR       1,000,000     1,043,630
        Ohio -- 2.95%
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                         BBB-/NR       1,060,000     1,070,240
          Cleveland  Cuyahoga  County  Port  Authority,  5.00%  due  10/1/2021
          (Cleveland Museum of Art)                                                 AA+/NR       1,330,000     1,587,235
          Deerfield Township Tax Increment, 5.00% due 12/1/2016                     NR/A1        1,035,000     1,166,010
          Deerfield Township Tax Increment, 5.00% due 12/1/2025                     NR/A1        1,000,000     1,048,450
          Franklin  County   Convention   Facilities   Authority,   5.25%  due
          12/1/2015 (Tax & Lease Revenue Anticipation Bonds; Insured: AMBAC)        AA/Aaa       1,000,000     1,041,930
          Hamilton Wastewater Systems, 5.25% due 10/1/2017 (Insured: AGM)           NR/Aa3       1,500,000     1,706,715
          Lucas  County  Health Care  Facility,  5.00% due  8/15/2021  (Sunset
          Retirement Community)                                                     NR/NR        1,000,000     1,034,790
          Lucas County  Health Care  Facility,  5.125% due  8/15/2025  (Sunset
          Retirement Community)                                                     NR/NR        1,250,000     1,267,375
          Ohio State Air Quality  Development  Authority,  5.70% due  8/1/2020
          (First Energy Generation)                                               BBB-/Baa3      3,000,000     3,330,600
          Ohio State Air Quality  Development  Authority,  4.85% due  8/1/2040
          put 5/1/2012 (Columbus Southern Power; Insured: Natl-Re) (AMT)            BBB/A3       1,500,000     1,518,285
          Ohio State Air Quality  Development  Authority,  5.10% due 11/1/2042
          put 5/1/2013 (Columbus Southern Power; Insured: Natl-Re) (AMT)            BBB/A3       3,000,000     3,134,250
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        1,200,000     1,349,412
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy Nuclear)                                          BBB-/Baa2      1,000,000     1,125,150
          Ohio State Water Development  Authority PCR, 3.375% due 7/1/2033 put
          7/1/2015 (FirstEnergy)                                                  BBB-/Baa3      3,000,000     3,069,270
        Oklahoma -- 1.01%
          Oklahoma City  Municipal  Water & Sewer,  0% due 7/1/2013  (Insured:
          AMBAC)                                                                    NR/NR        1,485,000     1,449,642
          Oklahoma State Industries  Authority,  5.50% due 7/1/2023  (Oklahoma
          Medical Research Foundation)                                              NR/A1        3,730,000     4,138,771
          Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)        AA-/Aa3       1,000,000     1,197,030
          Tulsa IDA, 5.00% due 12/15/2024 (St. Francis Health Systems)             AA+/Aa2       1,130,000     1,253,294
        Pennsylvania -- 3.76%
          Allegheny   County   Hospital   Development,   5.00%  due  5/15/2019
          (University of Pittsburgh Medical Center)                                 A+/Aa3       2,500,000     2,929,325
          Allegheny   County  IDA,  5.90%  due  8/15/2026   (School   Facility
          Development, Inc.)                                                       BBB-/NR       1,200,000     1,190,628
          Allegheny   County  IDA,  6.375%  due  8/15/2035   (School  Facility
          Development, Inc.)                                                       BBB-/NR       1,130,000     1,095,083
          Chartiers  Valley  Industrial  &  Community  Development  Authority,
          5.75% due 12/1/2022 (Asbury Health Center)                                NR/NR          900,000       878,247
          Lancaster County GO, 0% due 5/1/2014 (Insured: Natl-Re/FGIC)              NR/A1          795,000       727,751
          Lancaster County GO, 0% due 5/1/2015 (Insured: Natl-Re/FGIC)              NR/A1          800,000       693,160
          Pennsylvania  EDA, 4.625% due 12/1/2018  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1     12,570,000    12,200,065
          Pennsylvania Higher Education Facilities Authority,  0% due 7/1/2020
          (Insured: AMBAC)                                                          NR/NR        2,032,839     1,088,097
          Pennsylvania  Turnpike  Commission,  0% due  12/1/2030  (Convertible
          Capital Appreciation)                                                     A-/A3        4,000,000     3,390,640
          Philadelphia  School  District  GO,  5.00% due  9/1/2018  (State Aid
          Withholding)                                                              A+/Aa2       5,000,000     5,684,350
        Rhode Island -- 0.31%
          Rhode Island Health & Education  Building Corp., 5.00% due 3/15/2014
          (Salve Regina University; Insured: Radian)                                NR/NR        1,065,000     1,079,399
          Rhode Island Health & Education  Building Corp.,  5.25% due 7/1/2015
          (Memorial Hospital; LOC: Fleet Bank)                                      NR/NR        1,325,000     1,383,817
        South Carolina -- 3.24%
          Berkeley  County  School  District   Installment  Lease,  5.00%  due
          12/1/2019                                                                  A/A1        2,000,000     2,224,760
          Greenville  County School  District,  5.50% due 12/1/2021  (Building
          Equity Sooner)                                                            AA/Aa2       5,000,000     6,290,450
          Greenwood School  Facilities,  Inc., 5.00% due 12/1/2025  (Greenwood
          School District 50; Insured: AGM)                                        AA-/Aa3       2,400,000     2,597,568
          Lexington One School  Facilities Corp.  School District 1, 5.00% due
          12/1/2019                                                                 NR/Aa3       1,000,000     1,119,260
          Lexington One School  Facilities Corp.  School District 1, 5.25% due
          12/1/2021                                                                 NR/Aa3       1,700,000     1,901,739
          Scago Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
          School District; Insured: AGM)                                           AA-/Aa3       1,000,000     1,143,400
          Scago Educational  Facilities Corp., 5.00% due 4/1/2019 (Spartanburg
          School District; Insured: AGM)                                           AA-/Aa3       2,740,000     3,021,151
          Scago Educational  Facilities Corp., 5.00% due 4/1/2021 (Spartanburg
          School District; Insured: AGM)                                           AA-/Aa3       1,000,000     1,087,970
          South Carolina Housing Finance & Development  Authority,  5.875% due
          7/1/2022 (AMT)                                                            NR/Aa1       2,085,000     2,202,928
          South Carolina  Housing Finance & Development  Authority,  5.30% due
          7/1/2023 (AMT)                                                            NR/Aa1         980,000     1,030,509
          Sumter  School   Facilities   Inc.  School  District  2,  5.00%  due
          12/1/2021 (Insured: AGM)                                                 AA-/Aa3       2,855,000     3,111,094
        South Dakota -- 0.23%
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          11/1/2024 (Sanford Health)                                                AA-/A1       1,700,000     1,846,404
        Tennessee -- 1.33%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014          NR/Baa1       1,000,000     1,059,220
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023                   BBB/Baa3      2,500,000     2,462,300
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023                    B/Ba3        7,000,000     7,005,530
        Texas -- 11.03%
          Austin Community  College  District,  5.50% due 8/1/2023 (Round Rock
          Campus)                                                                   AA/Aa2       2,180,000     2,555,745
          Bexar  County  Health  Facilities   Development  Corp.,  6.125%  due
          7/1/2022 pre-refunded 7/1/2012 (Army Retirement Residence)                NR/NR        1,250,000     1,298,313
          Bexar  County  Health  Facilities   Development   Corp.,  5.00%  due
          7/1/2027 (Army Retirement Residence)                                      BBB/NR       2,000,000     1,982,980
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2021
          (Insured: Syncora)                                                         A/A1        1,300,000     1,428,011
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2022
          (Insured: Syncora)                                                         A/A1        2,300,000     2,503,504
          Birdville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                       AAA/Aaa       2,800,000     2,799,076
          Bryan Electric Systems, 3.00% due 7/1/2013                                A+/A1        1,000,000     1,033,870
          Cedar Park  Improvement  District GO, 5.00% due 2/15/2016  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,000,000     1,082,870
          City of Houston, 5.00% due 9/1/2013                                       A-/A2        1,500,000     1,602,960
          City of Houston, 5.00% due 9/1/2013                                       A-/A2        1,400,000     1,496,096
          Dallas County Utilities & Reclamation District,  5.15% due 2/15/2022
          (Insured: AMBAC)                                                         BBB+/A3       3,000,000     3,249,900
          Dallas/Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        1,000,000     1,135,230
          Duncanville  ISD  GO,  0%  due  2/15/2016   pre-refunded   2/15/2012
          (Guaranty: PSF)                                                           AAA/NR       2,985,000     2,373,015
          Duncanville  ISD  GO,  0%  due  2/15/2016   pre-refunded   2/15/2012
          (Guaranty: PSF)                                                          AAA/Aaa          15,000        11,913
          Eagle  Mountain & Saginaw  Texas  Independent  School  District  GO,
          2.50% due  8/1/2050  put 8/1/2014  (School  Improvements;  Guaranty:
          PSF))                                                                     AAA/NR       1,000,000     1,036,110
          Gulf Coast Center,  6.75% due 9/1/2020  (Mental  Health  Retardation
          Center)                                                                   BBB/NR       1,220,000     1,237,263
          Harris  County  Hospital  District,  5.00% due  2/15/2015  (Insured:
          Natl-Re)                                                                   A/A2        2,075,000     2,269,220
          Houston Airport System Revenue, 5.00% due 7/1/2014                         A/NR        1,000,000     1,093,160
          Houston Higher Education  Finance Corp, 6.50% due 5/15/2031  (Cosmos
          Foundation, Inc.)                                                         BBB/NR         700,000       757,617
          Kimble County Hospital District GO, 5.00% due 8/15/2017                   NR/NR          510,000       552,524
          Kimble County Hospital District GO, 5.00% due 8/15/2018                   NR/NR          525,000       569,956
          La Vernia  Higher  Education  Finance  Corp.,  5.75%  due  8/15/2024
          (Kipp, Inc.)                                                              BBB/NR       3,000,000     3,235,590
          Laredo Sports Venue Sales Tax, 5.00% due 3/15/2018 (Insured: AMBAC)       A+/A1        2,040,000     2,218,316
          Lewisville  Combination Contract Special Assessment District,  4.75%
          due 9/1/2012 (Insured: ACA)                                               NR/NR          505,000       508,449
          Mission EDA,  6.00% due 8/1/2020  put  8/1/2013  (Waste  Management,
          Inc.) (AMT)                                                               BBB/NR       3,250,000     3,462,030
          Northside  ISD GO, 1.75% due 6/1/2037 put 6/1/2013  (Various  School
          Buildings; Guaranty: PSF)                                                 AAA/NR       4,210,000     4,227,514
          Pharr Higher Education Finance Authority,  5.75% due 8/15/2024 (Idea
          Public School)                                                           BBB+/NR       5,050,000     5,376,230
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2016                  NR/Baa2       3,500,000     3,596,075
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  NR/Baa2       2,575,000     2,628,586
          San Juan Higher  Education  Finance  Authority,  5.75% due 8/15/2024
          (Idea Public Schools)                                                    BBB+/NR       1,590,000     1,686,338
          Stafford  Economic   Development,   6.00%  due  9/1/2017   (Insured:
          Natl-Re/FGIC)                                                             A+/A1        1,775,000     2,067,183
          Texas City Industrial  Development  Corp.,  7.375% due 10/1/2020 (BP
          Pipelines N.A., Inc.; Guaranty: Atlantic Richfield)                        A/A2        2,450,000     3,212,170
          Texas Public Finance Authority  Charter School Finance Corp.,  6.00%
          due 2/15/2030 (Cosmos Foundation, Inc.)                                   BBB/NR       1,750,000     1,821,697
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (Idea Public School; Insured: ACA)                         BBB+/NR       2,000,000     1,957,200
          Texas State, 2.50% due 8/30/2012 (Tax & Revenue Anticipation Notes)     SP-1+/Mig1    15,000,000    15,231,150
          Texas State Public  Finance  Authority,  5.00% due  8/15/2023  (Idea
          Public School; Insured: ACA)                                             BBB+/NR       3,000,000     3,061,710
          Uptown  Development  Authority,  5.50% due 9/1/2029  (Infrastructure
          Improvement)                                                              BBB/NR       1,250,000     1,303,062
        U.S. Virgin Islands -- 0.68%
          Virgin Islands Public Finance Authority, 6.625% due 10/1/2029            NR/Baa3       5,000,000     5,424,450
        Utah -- 0.33%
          City of  Herriman,  5.75% due  11/1/2027  (Towne  Center  Assessment
          Area)                                                                      A/NR        1,000,000     1,105,040
          Salt Lake Valley Fire Services, 5.25% due 4/1/2020                        NR/Aa2       1,250,000     1,484,225
        Virginia -- 0.49%
          Fauquier County IDRB, 5.50% due 10/1/2016 (Insured: Radian)              BBB+/NR       1,000,000     1,041,240
          Hanover  County  IDRB  Medical   Facilities,   6.00%  due  10/1/2021
          (FirstHealth Richmond Memorial Hospital) (ETM)                            BBB/NR         795,000       860,770
          Mecklenburg County IDA, 6.50% due 10/15/2017  (Virginia Electric and
          Power Company)                                                           NR/Baa1       2,000,000     2,008,920
        Washington -- 1.46%
          Seattle Municipal Power and Light, 5.00% due 2/1/2019                    AA-/Aa2       3,000,000     3,704,010
          Skagit  County  Public  Hospital  District GO,  5.125% due 12/1/2015
          (Insured: Natl-Re)                                                        NR/A1        1,900,000     2,150,040
          Washington  Health Care Facilities,  5.25% due 8/15/2024  (Multicare
          Systems; Insured: AGM)                                                   AA-/Aa3       1,000,000     1,105,380
          Washington  Health Care  Facilities,  6.25% due  8/1/2028  (Highline
          Medical Centers; Insured: FHA 242)                                        A+/NR        3,985,000     4,644,876
        West Virginia -- 0.20%
          West  Virginia  Hospital  Finance  Authority,   5.00%  due  6/1/2020
          (United Hospital Center; Insured: AMBAC)                                  A+/A2        1,530,000     1,625,946
        Wisconsin -- 1.08%
          Wisconsin  Health &  Educational  Facilities,  5.75%  due  8/15/2020
          (Eagle River Memorial Hospital Inc.; Insured: Radian)                     NR/NR          925,000       930,698
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2021 (Agnesian Healthcare)                                            A-/A3        2,170,000     2,338,891
          Wisconsin  Health &  Educational  Facilities  Authority,  5.50%  due
          7/1/2025 (Agnesian Healthcare)                                            A-/A3        5,000,000     5,330,000

TOTAL INVESTMENTS -- 97.72% (Cost $735,640,099)                                                            $ 776,507,504

OTHER ASSETS LESS LIABILITIES -- 2.28%                                                                        18,137,730

NET ASSETS -- 100.00%                                                                                      $ 794,645,234

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
GRT        Gross Receipts Tax
HFA        Health Facilities Authority
IDA        Industrial Development Authority
IDRB       Industrial Development Revenue Bond
ISD        Independent School District
LOC        Letter of Credit
Mtg        Mortgage
MFR        Multi-Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Q-SBLF     Qualified School Board Loan Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    776,507,504   $           --        $    776,507,504   $           --

Total Investments in Securities        $    776,507,504   $           --        $    776,507,504   $           --

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.

Thornburg Strategic Municipal Income Fund                                               December 31, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Arizona -- 1.72%
          Maricopa  County  PCR,  6.00% due  5/1/2029  put  5/1/2014  (Arizona
          Public Service Co.)                                                      BBB/Baa2   $    500,000  $    545,255
          Pima County Industrial Development  Authority,  5.125% due 12/1/2040
          (Providence Day School)                                                  BBB+/NR         710,000       634,960
          Pima County Industrial  Development  Authority Education,  6.25% due
          7/1/2013 (Arizona Charter Schools)                                       NR/Baa3         530,000       534,033
          University Medical Center Corp., 6.25% due 7/1/2029                     BBB+/Baa1        100,000       108,914
          University Medical Center Corp., 6.50% due 7/1/2039                     BBB+/Baa1        275,000       297,685
        California -- 20.22%
          Brea    Redevelopment    Agency,    0%   due    8/1/2032    (Capital
          Appreciation-Tax Allocation)                                              AA-/NR       1,270,000       296,215
          Brea    Redevelopment    Agency,    0%   due    8/1/2034    (Capital
          Appreciation-Tax Allocation)                                              AA-/NR       5,000,000       977,850
          California   Financial   Authority,   8.50%  due  11/1/2039  (Harbor
          Regulation Control)                                                      NR/Baa1       1,000,000     1,126,380
          California  HFA,  6.25% due 2/1/2026  (Community  Program;  Insured:
          California Mtg Insurance)                                                 A-/NR        1,500,000     1,651,605
          California HFA, 4.625% due 8/1/2026                                      BBB/Baa2        560,000       507,080
          California  Housing  Finance Agency,  4.625% due 8/1/2016  (Insured:
          FGIC)                                                                    BBB/Baa2      1,175,000     1,184,905
          California   Housing  Finance  Agency,  0%  due  8/1/2029  (Insured:
          AMBAC/FHA/VA)                                                            BBB/Baa2      1,125,000       403,178
          California State Public Works Board, 6.25% due 4/1/2034                  BBB+/A2         100,000       109,104
          California Statewide Communities  Development Authority,  6.125% due
          7/1/2046 (Aspire Public Schools)                                          NR/NR        1,000,000       990,780
          Calipatria  USD,  0%  due  8/1/2025  (Capital  Appreciation-Election
          1995; Insured: ACA)                                                       NR/NR        2,425,000       939,833
          Carson  Redevelopment  Agency Tax  Allocation,  7.00% due  10/1/2036
          (Project Area 1)                                                          A-/NR          500,000       559,140
          Chico  Redevelopment  Agency,  5.00% due 4/1/2030  (Chico  Amended &
          Merged Redevelopment; Insured: AMBAC)                                     A+/NR        1,000,000     1,001,820
          Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)                 AA-/Aa3       1,750,000     1,827,122
          Daly  County  Housing   Development   Finance   Agency,   5.25%  due
          12/15/2023 (Franciscan Mobile Park)                                        A/NR          650,000       674,876
          Huntington  Beach  Union  High  School  District,  0%  due  8/1/2031
          (Capital Appreciation-Election 2004; Insured: Natl-Re)                   BBB/Aa2       5,000,000     1,637,900
          Lee Lake Water District, 5.875% due 9/1/2027                              NR/NR          500,000       486,735
          M-S-R Energy Authority, 6.50% due 11/1/2039                               A-/NR        1,000,000     1,135,330
          Merced  Redevelopment  Agency  Tax  Allocation,  6.50% due  9/1/2039
          (Merced Gateways Redevelopment)                                           A-/NR          300,000       317,193
          Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)         BBB/NR       1,000,000     1,022,060
          Newport  Mesa USD, 0% due  8/1/2034  (Capital  Appreciation-Election
          2005)                                                                     AA/Aa1       5,000,000     1,426,750
          Oak Park USD GO, 0% due 8/1/2030 (Insured: AGM)                          AA-/Aa3         500,000       169,370
          Pittsburg Redevelopment Agency Tax Allocation,  0% due 8/1/2027 (Los
          Medanos Community Development; Insured: AMBAC)                            A+/NR        1,275,000       460,632
          Pittsburg Redevelopment Agency Tax Allocation,  0% due 8/1/2028 (Los
          Medanos Community Development; Insured: AMBAC)                            A+/NR        5,000,000     1,675,950
          Redwood City Redevelopment  Agency Tax Allocation,  0% due 7/15/2021
          (Redevelopment Project Area 2; Insured: AMBAC)                            A-/NR        1,285,000       764,716
          Riverside  County Asset Leasing  Corp.,  0% due 6/1/2021  (Riverside
          County Hospital; Insured: Natl-Re)                                        BBB/A1         535,000       320,920
          San Diego USD, 0% due 7/1/2035 (Election 2008)                           AA-/Aa2       1,700,000       437,427
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation,   0%  due  8/1/2023  (Redevelopment  Project;   Insured:
          Natl-Re)                                                                   A/A1          925,000       496,614
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)          A-/NR          250,000       269,010
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation, 6.75% due 8/1/2041 (Mission Bay North Redevelopment)          A-/NR          500,000       546,590
          San Jose  Redevelopment  Agency Tax, 5.50% due 8/1/2035 (Merged Area
          Redevelopment)                                                             A/A2        1,000,000       980,530
          Sonoma County Community  Redevelopment Agency Tax Allocation,  6.50%
          due 8/1/2034 (The Springs Redevelopment; Insured: AGM)                    AA-/NR         100,000       103,754
          Union  Elementary   School  District,   0%  due  9/1/2027   (Capital
          Appreciation-Election 1999; Insured: Natl-Re)                             AA+/NR         905,000       385,566
        Colorado -- 6.00%
          Colorado  Educational  & Cultural  Facilities  Authority,  5.25% due
          8/15/2019 (Peak to Peak Charter School; Insured: Syncora)                  A/NR        1,600,000     1,690,080
          Denver Convention Center, 5.125% due 12/1/2026 (Insured: Syncora)       BBB-/Baa3      1,000,000       980,050
          Denver Convention Center, 5.00% due 12/1/2030 (Insured: Syncora)        BBB-/Baa3        450,000       424,737
          Denver Convention Center, 5.00% due 12/1/2035 (Insured: Syncora)        BBB-/Baa3        605,000       552,250
          Eagle Bend Metropolitan  District GO, 5.00% due 12/1/2020  (Insured:
          Radian)                                                                   A-/NR        1,010,000     1,043,683
          Eagle River Fire District, 6.625% due 12/1/2024                           NR/NR          225,000       243,356
          Eagle River Fire District, 6.875% due 12/1/2030                           NR/NR          400,000       424,368
          Pinery  West  Metropolitan  District  No.  2,  4.50%  due  12/1/2032
          (Insured: Radian)                                                         NR/NR          500,000       387,440
          Public Authority for Colorado Energy,  5.75% due 11/15/2018 (Natural
          Gas Purchase  Revenue;  Guaranty:  Bank of  America-Merrill  Lynch &
          Co.)                                                                     A-/Baa1         770,000       824,501
          Public Authority for Colorado Energy,  6.50% due 11/15/2038 (Natural
          Gas Purchase  Revenue;  Guaranty:  Bank of  America-Merrill  Lynch &
          Co.)                                                                     A-/Baa1         250,000       274,022
          Regional Transportation District COP, 5.375% due 6/1/2031                 A-/Aa3         500,000       541,285
        Connecticut -- 0.83%
          Connecticut  Health & Educational  Facilities  Authority,  6.00% due
          7/1/2039 (Ethel Walker School)                                           BBB-/NR       1,000,000     1,019,940
        District of Columbia -- 0.53%
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2027
          (Dulles Toll Road; Insured: AGM)                                         AA-/Aa3       1,500,000       645,990
        Florida -- 5.26%
          Gainesville  Utilities  Systems  Revenue,  0.18% due  10/1/2026  put
          1/3/2012 (SPA: Suntrust Bank) (daily demand notes)                        AA/Aa2       1,500,000     1,500,000
          Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024             NR/A3          340,000       353,678
          Lakeland Energy System Revenue, 5.25% due 10/1/2036                       AA-/A1       2,000,000     2,294,240
          Sarasota  County  Public   Hospital  Board,   2.285%  due  10/1/2021
          (Miles-Sarasota Memorial Hospital; Insured: Natl-Re)                      BBB/A1       1,000,000     1,004,970
          St. Johns County IDA, 5.625% due 8/1/2034 (Presbyterian Retirement)       NR/NR          230,000       227,523
          Tampa  Sports  Authority,  5.75% due  10/1/2020  (Tampa  Bay  Arena;
          Insured: Natl-Re)                                                        BBB/Baa2      1,000,000     1,094,030
        Georgia -- 1.21%
          Atlanta Water & Waste Water, 6.25% due 11/1/2034                           A/A1          500,000       563,185
          Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)          A/Aa3          515,000       562,097
          Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)         A-/Baa1         350,000       362,512
        Guam -- 1.70%
          Guam Government, 5.75% due 12/1/2034 (Section 30)                        BBB-/NR         500,000       516,660
          Guam  Government  Department of Education COP,  6.875% due 12/1/2040
          (John F. Kennedy High School)                                              B/NR        1,000,000     1,033,000
          Guam Government GO, 7.00% due 11/15/2039                                  B+/NR          520,000       540,150
        Hawaii -- 0.24%
          Hawaii State  Department  of Budget & Finance,  5.45% due  11/1/2023
          (Hawaiian Electric Co.; Insured: Natl-Re) (AMT)                          NR/Baa2         300,000       299,970
        Illinois -- 7.43%
          Broadview Tax Increment, 5.25% due 7/1/2012                               NR/NR          265,000       265,299
          Chicago   Tax   Increment,   4.70%  due   11/15/2013   (Near   South
          Redevelopment; Insured: AMBAC)                                            NR/NR          800,000       802,104
          Chicago Tax Increment, 6.75% due 6/1/2022 (Pilsen Redevelopment)          NR/NR        1,000,000     1,022,900
          Cook County GO, 5.25% due 11/15/2033                                      AA/Aa3       1,000,000     1,051,340
          Illinois Civic Center, 5.375% due 12/15/2012 (Insured: AGM)               NR/Aa3         505,000       506,995
          Illinois  Finance  Authority,  5.75% due 11/15/2037  (OSF Healthcare
          System)                                                                    A/A3          330,000       336,890
          Illinois  Finance  Authority,  6.00% due 5/15/2039  (OSF  Healthcare
          System)                                                                    A/A3        1,240,000     1,300,574
          Melrose Park Tax Increment, 6.75% due 12/15/2016 (Insured: Natl-Re)      NR/Baa2         250,000       281,475
          Melrose Park Tax Increment, 6.75% due 12/15/2021 (Insured: Natl-Re)      NR/Baa2         410,000       510,922
          Metropolitan  Pier  &  Exposition  Authority,  5.00%  due  6/15/2050
          (McCormick Place)                                                         AAA/A2       1,500,000     1,492,335
          Railsplitter Tobacco Settlement Authority, 6.00% due 6/1/2028             A-/NR        1,000,000     1,077,460
          Southwestern  Illinois  Development  Authority,  5.50% due 8/15/2020
          (Southwestern Illinois Health Facilities)                                BBB/Baa3        500,000       500,480
        Indiana -- 3.28%
          Carmel Redevelopment District, 6.50% due 7/15/2035                        NR/NR        1,000,000     1,004,700
          Indiana Finance Authority, 6.00% due 12/1/2019 (U.S. Steel Corp.)         NR/NR        2,000,000     2,033,240
          Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)      BBB-/NR       1,000,000     1,004,190
        Kansas -- 0.88%
          Wichita  Multi-Family   Housing,   5.90%  due  12/1/2016  (Brentwood
          Apartments)                                                                B/NR          400,000       372,800
          Wichita  Multi-Family   Housing,   5.85%  due  12/1/2025  (Brentwood
          Apartments)                                                                B/NR          895,000       704,714
        Kentucky -- 2.01%
          Kentucky EDA, 0% due 10/1/2021 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                 BBB/Baa2        715,000       453,203
          Kentucky EDA, 0% due 10/1/2022 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                 BBB/Baa2      2,490,000     1,479,881
          Owen County Waterworks  Systems,  6.25% due 6/1/2039 (American Water
          Co.)                                                                    BBB+/Baa2        500,000       534,805
        Louisiana -- 0.50%
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2032 (Black &
          Gold Facilities; Insured: CIFG)                                          AA-/Aa3         120,000       121,264
          Louisiana  Public   Facilities   Authority,   5.375%  due  5/15/2043
          (Ochsner Clinic Foundation)                                              NR/Baa1         500,000       498,085
        Massachusetts -- 0.42%
          Massachusetts Educational Financing Authority, 6.00% due 1/1/2028         AA/NR          460,000       513,797
        Michigan -- 9.34%
          Detroit School District, 5.25% due 5/1/2027 (Insured: AGM)               AA-/Aa2       1,000,000     1,056,190
          Detroit Water Supply Systems, 5.00% due 7/1/2018 (Insured: Natl-Re)       BBB/A1         350,000       381,203
          Dickinson County Healthcare  Systems,  5.80% due 11/1/2024 (Insured:
          ACA)                                                                      NR/NR          270,000       265,947
          Dickinson County Healthcare Systems, 5.80% due 11/1/2024                  NR/Ba1       1,000,000       984,990
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2036 (Bronson
          Methodist Hospital)                                                       NR/A2        1,000,000       995,750
          Kalamazoo Hospital Finance  Authority,  5.25% due 5/15/2041 (Bronson
          Healthcare Group)                                                         NR/A2        1,000,000     1,014,730
          Michigan Financial  Authority,  5.00% due 4/1/2031 (Local Government
          Loan Program)                                                             A+/NR        1,000,000     1,018,480
          Michigan  Financial   Authority  Limited   Obligation,   8.125%  due
          4/1/2041 (Hope Academy)                                                   NR/NR        1,000,000     1,064,650
          Michigan Hospital Finance  Authority,  5.00% due 7/15/2025  (Oakwood
          Obligated Group)                                                           A/A2          650,000       661,083
          Michigan  Hospital Finance  Authority,  5.75% due 4/1/2032  (Oakwood
          Obligated Group)                                                           A/A2          150,000       152,120
          Michigan  Hospital Finance  Authority,  5.75% due 11/15/2039  (Henry
          Ford Health)                                                               A/A1        1,000,000     1,038,370
          Michigan Housing Development Authority, 3.375% due 11/1/2016              NR/NR        1,170,000     1,178,482
          Michigan  Public School  Academy,  8.00% due 8/1/2035 (Will Carleton
          Charter School)                                                           NR/NR        1,085,000     1,049,249
          Michigan Strategic Fund, 5.00% due 8/1/2013 (NSF International)           A-/NR          300,000       312,396
          Michigan  Strategic  Fund,  7.00% due 5/1/2021  (The Detroit  Edison
          Company; Insured: Natl-Re/AMBAC)                                          NR/NR          250,000       322,880
        Minnesota -- 0.39%
          St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023
          (Healthpartners Obligated Group)                                         BBB+/A3         100,000       104,886
          Washington  County  Housing  Redevelopment  Authority,   5.625%  due
          6/1/2037 (Birchwood & Woodbury)                                           NR/NR          415,000       370,807
        Missouri -- 0.89%
          Kansas City Tax Increment Financing  Commission,  5.25% due 3/1/2018
          (Maincor Project)                                                         NR/NR          700,000       701,043
          Missouri   Development   Finance  Board,  0.06%  due  12/1/2033  put
          1/3/2012  (Nelson  Gallery  Foundation;  SPA:  JPMorgan  Chase Bank)
          (daily demand notes)                                                     AAA/Aaa         400,000       400,000
        Nevada -- 0.68%
          Mesquite Redevelopment Agency Tax Increment, 7.125% due 6/1/2021          A-/NR          300,000       314,844
          Mesquite Redevelopment Agency Tax Increment, 7.375% due 6/1/2024          A-/NR          500,000       522,280
        New Mexico -- 1.21%
          Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)          BBB/Baa2      1,000,000     1,060,260
          Santa Fe County  Charter  School  Foundation,  6.625% due  1/15/2036
          (ATC Foundation)                                                          NR/NR          485,000       434,579
        New York -- 0.74%
          New York City  Municipal  Water  Finance,  0.15% due  6/15/2039  put
          1/3/2012 (2nd General  Resolution;  SPA:  Landesbank  Hessen) (daily
          demand notes)                                                            AA+/Aa2         905,000       905,000
        Ohio -- 3.81%
          Buckeye Tobacco Settlement Financing Authority, 5.875% due 6/1/2047       BB-/B3       1,000,000       717,320
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                         BBB-/NR         395,000       398,816
          Cleveland  Cuyahoga  County  Port  Authority,  7.00%  due  5/15/2040
          (Insured: City Appropriations)                                           BBB-/NR       1,000,000     1,065,110
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy)                                                  BBB-/Baa2      1,000,000     1,125,150
          Ohio State Water Development  Authority PCR, 3.375% due 7/1/2033 put
          7/1/2015 (FirstEnergy)                                                  BBB-/Baa3      1,350,000     1,381,171
        Oregon -- 0.80%
          Western Generation Agency,  5.00% due 1/1/2016 (Wauna  Cogeneration;
          Insured: ACA)                                                             NR/NR        1,000,000       983,310
        Pennsylvania -- 7.32%
          Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)        BBB-/NR         970,000       955,828
          Pennsylvania  EDA,  5.00% due 12/1/2014  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1        450,000       457,799
          Pennsylvania  EDA, 4.625% due 12/1/2018  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1      2,850,000     2,766,124
          Pennsylvania  Turnpike  Commission,  0% due  12/1/2030  (Convertible
          Capital Appreciation)                                                     A-/A3        2,000,000     1,695,320
          Philadelphia Airport Revenue, 5.00% due 6/15/2027                         A+/A2        2,000,000     2,071,620
          Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)               BBB+/NR       1,000,000     1,066,910
        Rhode Island -- 0.64%
          Pawtucket  Housing  Authority  Capital  Funds  Housing,   5.50%  due
          9/1/2022                                                                  AA/NR          315,000       377,247
          Pawtucket  Housing  Authority  Capital  Funds  Housing,   5.50%  due
          9/1/2024                                                                  AA/NR          350,000       408,555
        South Dakota -- 0.64%
          South Dakota Health & Educational  Facilities  Authority,  5.50% due
          11/1/2040 (Sanford Health)                                                AA-/A1         750,000       791,918
        Tennessee -- 0.49%
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015                   BBB/Baa3        100,000       102,556
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024                    B/Ba3          500,000       498,130
        Texas -- 10.97%
          Austin  Convention  Enterprises,  Inc.,  5.25% due 1/1/2024  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Ba1         720,000       675,727
          Austin  Convention  Enterprises,  Inc.,  5.00% due 1/1/2034  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Ba1         665,000       574,307
          Clifton Higher Education Finance Corp.,  9.00% due 2/15/2038 (Tejano
          Center for Community Concerns, Inc.)                                     BBB-/NR       1,000,000     1,108,590
          Gulf   Coast   Waste   Disposal   Authority,   6.10%  due   8/1/2024
          (International Paper Co.) (AMT)                                          BBB/Baa3        100,000       102,264
          Kimble County Hospital District, 6.25% due 8/15/2033                      NR/NR          500,000       527,835
          La Vernia  Higher  Education  Finance  Corp.,  6.25%  due  8/15/2039
          (Kipp, Inc.)                                                              BBB/NR       1,000,000     1,067,270
          Matagorda County Navigation  District,  5.15% due 11/1/2029 (Houston
          Industries, Inc.; Insured: Natl-Re)                                      BBB/Baa2        280,000       280,025
          San Antonio Energy  Acquisition  Public Facilities Corp.,  5.50% due
          8/1/2021                                                                 A-/Baa3          40,000        41,569
          San Juan Higher  Education  Finance  Authority,  6.70% due 8/15/2040
          (Idea Public School)                                                     BBB+/NR       1,000,000     1,075,060
          Texas City Industrial  Development  Corp.,  7.375% due 10/1/2020 (BP
          Pipelines N.A., Inc.; Guaranty: Atlantic Richfield)                        A/A2        1,000,000     1,311,090
          Texas   Multi-Family   Housing  Corp.,   7.00%  due  7/1/2043  (HDSA
          Affordable Housing Pool)                                                  A-/NR        3,000,000     3,064,620
          Texas Public Finance Authority  Charter School Finance Corp.,  4.15%
          due 8/15/2016 (Idea Public School; Insured: ACA)                         BBB+/NR         100,000       103,929
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 2/15/2018 (Cosmos Foundation, Inc.)                                   BBB/NR         895,000       908,389
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2023 (Idea Public School; Insured: ACA)                         BBB+/NR         155,000       158,189
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (Idea Public School; Insured: ACA)                         BBB+/NR       1,500,000     1,467,900
          Texas Public Finance Authority  Charter School Finance Corp.,  6.20%
          due 2/15/2040 (Cosmos Foundation, Inc.)                                   BBB/NR       1,000,000     1,036,020
        U.S. Virgin Islands -- 0.56%
          Virgin Islands Public Finance Authority, 6.75% due 10/1/2037             NR/Baa3         500,000       544,490
          Virgin Islands Water & Power Authority, 5.50% due 7/1/2017               NR/Baa3         150,000       150,312
        Utah -- 0.89%
          Herriman Utah Special Assessment,  4.75% due 11/1/2022 (Towne Center
          Assessment Area)                                                           A/NR        1,000,000     1,092,910
        Virginia -- 1.99%
          Lexington  IDA  Residential  Care  Facility,   5.375%  due  1/1/2028
          (Kendal at Lexington)                                                     NR/NR        1,000,000       918,640
          Mecklenburg County IDA, 6.50% due 10/15/2017  (Virginia Electric and
          Power Company)                                                           NR/Baa1       1,000,000     1,004,460
          Virginia  Small  Business  Financing  Authority,  9.00% due 7/1/2039
          (Hampton RDS Proton)                                                      NR/NR          500,000       527,950
        Washington -- 0.84%
          Washington  HFA,  5.70%  due  7/1/2038  (Overlake  Hospital  Medical
          Center)                                                                   A-/A3        1,000,000     1,031,930

TOTAL INVESTMENTS -- 94.43% (Cost $109,768,969)                                                            $ 116,227,531

OTHER ASSETS LESS LIABILITIES -- 5.57%                                                                         6,855,196

NET ASSETS -- 100.00%                                                                                      $ 123,082,727

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
GO         General Obligation
HFA        Health Facilities Authority
IDA        Industrial Development Authority
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Radian     Insured by Radian Asset Assurance
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    116,227,531   $           --        $    116,227,531   $           --

Total Investments in Securities        $    116,227,531   $           --        $    116,227,531   $           --

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.

Thornburg California Limited Term Municipal Fund                                        December 31, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        ABAG Finance  Authority,  4.75% due  10/1/2012  (California  School of
        Mechanical Arts)                                                           NR/A3      $  455,000    $  465,233
        Alameda County COP,  5.625% due 12/1/2016  (Santa Rita Jail;  Insured:
        AMBAC)                                                                     AA/NR       1,830,000     2,171,752
        Alvord USD GO, 5.25% due 2/1/2014 (Insured: Natl-Re)                      A+/Baa2      1,150,000     1,229,879
        Anaheim  Public  Financing  Authority,  5.00% due 10/1/2020  (Electric
        System Distribution; Insured: AMBAC)                                       NR/NR         445,000       479,661
        Anaheim  Public  Financing  Authority,  5.00% due 10/1/2021  (Electric
        System Distribution; Insured AMBAC)                                        NR/NR         820,000       878,269
        Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area)       AA/Aa3      2,075,000     2,422,542
        Burbank Water & Power, 5.00% due 6/1/2015                                  AA-/A1        750,000       846,405
        Burbank Water & Power, 5.00% due 6/1/2016                                  AA-/A1        500,000       581,515
        Burbank Water & Power, 5.00% due 6/1/2017                                  AA-/A1      1,000,000     1,186,550
        Burbank Water & Power, 5.00% due 6/1/2018                                  AA-/A1        360,000       433,922
        Burbank Water & Power, 5.00% due 6/1/2020                                  AA-/A1        625,000       766,738
        Calexico USD GO, 6.75% due 9/1/2017                                        A-/NR       3,060,000     3,580,414
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2018
        (Pitzer College)                                                           NR/A3       1,540,000     1,773,849
        California Educational Facilities Authority,  0% due 10/1/2019 (Loyola
        Marymount University; Insured: Natl-Re)                                    NR/A2       2,025,000     1,461,260
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2020
        (Pitzer College)                                                           NR/A3       1,445,000     1,679,827
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2022
        (Chapman University)                                                       NR/A2       2,000,000     2,303,200
        California Health Facilities Financing,  4.00% due 2/1/2013 (Community
        Program; Insured: CA Mtg Insurance)                                        A-/NR       1,665,000     1,702,529
        California HFA, 5.25% due 3/1/2022 (Catholic Health Care West)              A/A2       1,000,000     1,114,610
        California  Housing  Finance  Agency,  3.70% due  8/1/2013  (Home Mtg;
        Insured: FGIC)                                                            BBB/Baa2     1,270,000     1,295,121
        California  Housing  Finance Agency,  5.25% due 10/1/2013  (Providence
        Health)                                                                    AA/Aa2        650,000       699,764
        California  Housing  Finance  Agency,  3.80% due  2/1/2014  (Home Mtg;
        Insured: FGIC)                                                            BBB/Baa2       770,000       779,348
        California Housing Finance Agency,  5.00% due 8/15/2014  (Cedars-Sinai
        Medical Center)                                                            NR/A2       1,500,000     1,636,965
        California Housing Finance Agency,  4.85% due 8/1/2016 (Insured:  AGM)
        (AMT)                                                                     AA-/Aa3      1,000,000     1,033,610
        California Housing Finance Agency,  5.00% due 8/1/2017 (Insured:  AGM)
        (AMT)                                                                     AA-/Aa3        980,000     1,022,160
        California  Housing  Finance  Agency,  5.50% due  2/1/2018  (Community
        Program; Insured: California Mtg Insurance)                                A-/NR       2,715,000     3,068,493
        California Housing Finance Agency, 5.125% due 8/1/2018 (Insured:  AGM)
        (AMT)                                                                     AA-/Aa3      1,000,000     1,024,620
        California  Housing  Finance Agency,  6.00% due 10/1/2018  (Providence
        Health)                                                                    AA/Aa2      1,000,000     1,247,300
        California  Housing  Finance  Agency,  5.10% due  2/1/2019  (Episcopal
        Home; Insured: CA Mtg Insurance)                                           A-/NR       1,840,000     2,009,538
        California  Housing  Finance  Agency,  3.05%  due  12/1/2019  (Limited
        Obligation Manufactured Housing; Collateralized: GNMA)                     NR/Aaa        735,000       740,241
        California  Housing  Finance  Agency,  5.00% due 7/1/2027 put 7/1/2014
        (Catholic Health Care West)                                                 A/A2       2,000,000     2,156,440
        California   Housing  Finance  Agency,   0%  due  8/1/2029   (Insured:
        AMBAC/FHA/VA)                                                             BBB/Baa2     1,925,000       689,882
        California  Infrastructure  &  Economic  Development  Bank,  5.25% due
        8/15/2020 (King City High School)                                          A-/NR       1,000,000     1,153,270
        California Mobile Home Park Financing Authority,  5.00% due 11/15/2013
        (Rancho Vallecitos; Insured: ACA)                                          NR/NR         570,000       578,522
        California PCR, 5.90% due 6/1/2014 (San Diego Gas & Electric)               A/A2       2,500,000     2,786,350
        California PCR, 0.07% due 11/1/2026  1/3/2012 (Pacific Gas & Electric;
        LOC: JPMorgan Chase Bank) (daily demand notes)                             AAA/NR      1,150,000     1,150,000
        California PCR Solid Waste Disposal,  5.25% due 6/1/2023 put 12/1/2017
        (Republic Services, Inc.) (AMT)                                           BBB/Baa3     2,620,000     2,896,777
        California State Department of Transportation  COP, 5.25% due 3/1/2016
        (Insured: Natl-Re)                                                         BBB/A2      2,000,000     2,007,680
        California  State  Department of Water Resources  Power Supply,  6.00%
        due 5/1/2013 pre-refunded 5/1/2012                                        AA-/Aa3      2,270,000     2,336,012
        California  State  Department of Water Resources  Power Supply,  5.00%
        due 5/1/2015                                                              AA-/Aa3      5,000,000     5,684,050
        California  State Economic  Recovery GO, 5.00% due 7/1/2015  (Insured:
        Natl-Re)                                                                   A+/Aa3        500,000       552,000
        California State Economic Recovery GO, 5.00% due 7/1/2018                  A+/Aa3      3,000,000     3,629,610
        California  State  GO,  5.50%  due  3/1/2012   (School   Improvements;
        Insured: FGIC)                                                             A-/A1         230,000       231,976
        California State GO, 5.00% due 3/1/2017 (Insured: Syncora)                 A-/A1       2,860,000     3,255,109
        California State GO, 5.25% due 2/1/2018                                    A-/A1       3,000,000     3,130,770
        California State GO, 5.00% due 9/1/2020                                    A-/A1       2,000,000     2,414,500
        California  State GO, 0.04% due  5/1/2034 put 1/3/2012  (Kindergarten;
        LOC: Citibank N.A.) (daily demand notes)                                  AAA/Aa2      5,000,000     5,000,000
        California  State  GO,  0.04%  due  5/1/2034  put  1/3/2012   (Various
        Kindergarten;  LOC:  State  Street B&T  Co/California  State  Teachers
        Retirement) (daily demand notes)                                          AA-/Aa2      1,500,000     1,500,000
        California  State Public Works Board,  5.00% due  12/1/2021  (Judicial
        Council Projects)                                                         BBB+/A2      2,500,000     2,794,375
        California  State Public Works Board,  5.00% due  12/1/2022  (Judicial
        Council Projects)                                                         BBB+/A2      1,200,000     1,321,908
        California  State  Public  Works  Board  Lease,  5.25%  due  10/1/2013
        (California State University)                                             BBB+/Aa3       500,000       501,715
        California State Public Works Board Lease, 5.25% due 12/1/2014            BBB+/A2      1,525,000     1,529,697
        California  State  Public  Works  Board  Lease,   5.00%  due  1/1/2015
        (Department of Corrections; Insured: AMBAC)                               BBB+/A2      2,000,000     2,195,500
        California  State  Public  Works  Board  Lease,  5.00%  due  11/1/2015
        (Various Universities)                                                    AA-/Aa2      1,000,000     1,089,260
        California  State  Public  Works  Board  Lease,  5.00%  due  11/1/2016
        (California State University)                                             BBB+/Aa3     1,000,000     1,130,700
        California  State  Public  Works  Board  Lease,   5.00%  due  6/1/2020
        (Regents of University of California; Insured: Natl-Re/FGIC)              AA-/Aa2      1,185,000     1,434,976
        California  Statewide  Community  Development  Authority,   5.25%  due
        8/1/2014 (East Campus Apartments; Insured: ACA)                           NR/Baa1      1,715,000     1,762,025
        California  Statewide  Community  Development  Authority,   5.50%  due
        8/15/2014 (Enloe Medical Center; Insured: CA Mtg Insurance)                A-/NR         750,000       820,373
        California  Statewide  Community  Development  Authority,   5.00%  due
        5/15/2015 (Irvine LLC-UCI East Campus)                                    NR/Baa2      2,300,000     2,477,974
        California  Statewide  Community  Development  Authority,   5.00%  due
        5/15/2017 (Irvine LLC-UCI East Campus)                                    NR/Baa2      1,000,000     1,090,270
        California  Statewide  Community  Development  Authority,   5.00%  due
        4/1/2019 (Kaiser Credit Group)                                             A+/NR       3,600,000     4,283,640
        California  Statewide  Community  Development  Authority,   5.00%  due
        7/1/2020 (Aspire Public Schools; Insured: College for Certain LLC)         NR/NR       1,460,000     1,462,555
        California  Statewide  Community  Development  Authority,   4.10%  due
        4/1/2028 put 4/1/2013  (Southern  California  Edison County;  Insured:
        Syncora)                                                                    A/A1       2,000,000     2,079,660
        California  Statewide  Community  Development  Authority,   3.85%  due
        11/1/2029 put 6/1/2012 (Kaiser Credit Group)                               A+/NR         975,000       989,391
        California  Statewide Community  Development  Authority COP, 6.50% due
        8/1/2012 (Cedars-Sinai Center Hospital; Insured: Natl-Re)                  BBB/A2        155,000       158,551
        California  Statewide Community  Development  Authority PCR, 4.10% due
        4/1/2028 put 4/1/2013  (Southern  California  Edison County;  Insured:
        Syncora)                                                                    A/A1       3,225,000     3,353,452
        Calipatria USD, 0% due 8/1/2025 (Capital  Appreciation-Election  1995;
        Insured: ACA)                                                              NR/NR       5,000,000     1,937,800
        Carson  Redevelopment  Agency  Tax  Allocation,  6.00%  due  10/1/2019
        (Project Area 1)                                                           A-/NR       1,050,000     1,204,024
        Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re/FGIC)                    A+/NR       3,200,000     2,464,864
        Centinela Valley Unified High School District GO, 4.00% due 12/1/2013     SP-1+/NR     3,000,000     3,134,670
        Central  Union  High  School  District  Imperial  County,   5.00%  due
        8/1/2012 (Insured: Natl-Re/FGIC)                                           A+/NR         830,000       850,028
        Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)        A+/A1       1,000,000     1,111,970
        Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)        A+/A1         500,000       599,860
        Cerritos  Public  Financing   Authority  Tax  Allocation,   5.00%  due
        11/1/2014 (Insured: AMBAC)                                                 A-/NR       1,260,000     1,341,938
        Chabot-Las  Positas  Community  College  District  GO, 0% due 8/1/2018
        (Election 2004-B; Insured: AMBAC)                                         AA-/Aa2      2,465,000     1,934,951
        Chula Vista COP, 5.25% due 3/1/2020                                        A-/NR       1,300,000     1,487,681
        City of Folsom,  4.00% due 12/1/2014  (Community  Facilities  District
        No. 2)                                                                     A+/NR         755,000       791,731
        City of Folsom,  5.00% due 12/1/2016  (Community  Facilities  District
        No. 2)                                                                     A+/NR       1,100,000     1,225,180
        City of Folsom,  5.00% due 12/1/2018  (Community  Facilities  District
        No. 2)                                                                     A+/NR         965,000     1,086,436
        City of Los Angeles COP,  3.00% due 11/1/2030  put 2/1/2018  (American
        Academy of Dramatic Arts: LOC: TD Bank N.A.)                               NR/Aa2      3,000,000     3,093,420
        City of  Torrance,  5.00%  due  9/1/2020  (Torrance  Memorial  Medical
        Center)                                                                     A/A2       1,155,000     1,304,076
        City of  Torrance  Hospital  Revenue,  6.00%  due  6/1/2022  (Torrance
        Memorial Medical Center)                                                    A/A2       2,600,000     2,633,748
        City of Vallejo Water Revenue, 5.00% due 5/1/2017 (Insured: Natl-Re)      BBB/Baa2     1,240,000     1,312,118
        Contra Costa Water District, 2.50% due 10/1/2013                           AA+/NR      2,000,000     2,071,320
        Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)                       AA-/Aa2      1,595,000     1,393,217
        County of Stanislaus, 5.75% due 5/1/2015 (Insured: Natl-Re)               A+/Baa2      1,815,000     1,978,096
        Delano Financing  Authority,  5.00% due 12/1/2017  (Police Station and
        Capital Improvements)                                                       A/NR       1,085,000     1,203,547
        Delano Financing  Authority,  5.00% due 12/1/2018  (Police Station and
        Capital Improvements)                                                       A/NR       1,135,000     1,259,759
        Delano Financing  Authority,  5.00% due 12/1/2019  (Police Station and
        Capital Improvements)                                                       A/NR       1,195,000     1,324,287
        Fillmore  Public  Financing  Authority,   5.00%  due  5/1/2016  (Water
        Recycling; Insured: CIFG)                                                 AA-/Aa3        735,000       815,887
        Fullerton Public  Financing  Authority,  5.00% due 9/1/2016  (Insured:
        AMBAC)                                                                      A/NR       1,775,000     1,894,670
        Inland Valley Development Agency, 5.25% due 4/1/2012 (ETM)                  A/NR       1,490,000     1,508,848
        Kern Community College District COP, 4.00% due 4/1/2014                   SP-1+/NR     2,000,000     2,071,040
        Lindsay USD COP, 5.75% due 10/1/2017 (Insured: AGM)                        AA-/NR      1,160,000     1,285,303
        Lindsay USD COP, 6.00% due 10/1/2018 (Insured: AGM)                        AA-/NR        680,000       766,074
        Long Beach Bond Finance Authority, 5.00% due 11/15/2012 (Series A)        A-/Baa1      1,050,000     1,072,228
        Los Alamitos  Unified  School  District  GO, 0% due  9/1/2016  (School
        Facilities Improvement Anticipation Notes )                              SP-1+/Aa2     2,000,000     1,818,560
        Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00% due
        8/15/2016                                                                  A+/A2       2,000,000     2,232,700
        Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00% due
        8/15/2017                                                                  A+/A2       1,660,000     1,876,746
        Los Angeles COP, 5.00% due 2/1/2012 (Insured: Natl-Re)                     A+/A2       1,400,000     1,405,292
        Los  Angeles  County  Public  Works  Financing  Authority,  5.00%  due
        9/1/2014 (Insured: Natl-Re/FGIC)                                           BBB/NR      2,990,000     3,228,452
        Los  Angeles  County  Public  Works  Financing  Authority,  4.25%  due
        6/1/2016 (Calabasas Landfill: Insured: AMBAC)                              A+/A1       1,000,000     1,062,030
        Los  Angeles  County  Public  Works  Financing  Authority,  5.00%  due
        8/1/2018 (Multiple Capital Projects)                                       A+/A1       2,060,000     2,409,191
        Los Angeles County Schools, 5.00% due 6/1/2016 (Insured: Natl-Re)         BBB/Baa2     1,000,000     1,100,010
        Los Angeles County Schools, 5.00% due 6/1/2017 (Insured: Natl-Re)         BBB/Baa2     1,010,000     1,116,171
        Los Angeles County Schools  Regionalized  Business Services Corp. COP,
        0% due 8/1/2021 (Pooled Financing; Insured: AMBAC)                         NR/NR       2,135,000     1,266,781
        Los Angeles  Department of Airports,  5.50% due 5/15/2018 (Los Angeles
        International Airport)                                                     AA/Aa3      2,000,000     2,377,560
        Los Angeles Municipal  Improvement Corp., 5.00% due 11/1/2017 (Capital
        Equipment)                                                                 A+/A3       3,235,000     3,713,198
        Los Angeles Solid Waste, 4.00% due 2/1/2012                                AA/Aa2        850,000       852,737
        Los Angeles USD COP, 5.00% due 10/1/2014 (Insured: AMBAC)                  A+/A1         725,000       780,223
        Los Angeles USD COP, 5.00% due 10/1/2015 (Insured: AMBAC)                  A+/A1       1,500,000     1,643,625
        Los Angeles USD COP, 5.50% due 12/1/2018 (Capital Projects)                A+/A1       2,000,000     2,324,660
        Los Angeles USD GO, 5.50% due 7/1/2012 (Insured: Natl-Re)                 AA-/Aa2      2,500,000     2,566,025
        Merced Redevelopment Agency Tax Allocation, 5.25% due 9/1/2020             A-/NR       1,190,000     1,278,072
        Milpitas  Redevelopment  Agency  Tax  Allocation,  5.00% due  9/1/2015
        (Insured: Natl-Re)                                                         A/Baa2      2,000,000     2,110,080
        Mojave USD COP, 0% due 9/1/2017 (Insured: AGM)                             AA-/NR      1,045,000       881,687
        Mojave USD COP, 0% due 9/1/2018 (Insured: AGM)                             AA-/NR      1,095,000       870,667
        Monterey  County  COP,  5.00%  due  8/1/2014   (Refinancing   Project;
        Insured: AGM)                                                              AA/Aa3      2,000,000     2,166,160
        Moorpark  California  Mobile Home Park, 4.90% due 5/15/2017 (Villa Del
        Arroyo)                                                                    BBB/NR      1,160,000     1,186,100
        Mount Diablo USD  Community  Facilities  District,  4.60% due 8/1/2017
        (Insured: AMBAC)                                                           NR/Aa3      1,000,000     1,005,650
        Northern California Power Agency, 4.00% due 7/1/2015                        A/A2         500,000       542,965
        Northern California Power Agency, 5.00% due 7/1/2016                        A/A2         500,000       579,825
        Northern California Power Agency, 5.00% due 7/1/2017                        A/A2         100,000       118,536
        Northern California Power Agency, 5.00% due 7/1/2018                        A/A2       1,250,000     1,506,775
        Northern  California  Power  Agency,  5.00% due 6/1/2019  (Lodi Energy
        Center)                                                                    NR/NR       2,340,000     2,805,169
        Norwalk  Redevelopment  Agency  Tax  Allocation,  5.00% due  10/1/2014
        (Insured: Natl-Re)                                                        BBB/Baa2       625,000       662,013
        Orange County Public Finance Authority,  5.375% due 6/1/2015 (Juvenile
        Justice Center; Insured: AMBAC)                                            A+/Aa3      1,000,000     1,028,780
        Oxnard Financing  Authority Solid Waste,  5.25% due 6/1/2014 (Insured:
        Natl-Re/FGIC)                                                              BBB/NR      1,000,000     1,053,390
        Oxnard Financing  Authority Waste Water,  5.00% due 5/1/2013 (Insured:
        AMBAC) (AMT)                                                               A-/NR       2,115,000     2,192,028
        Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)                AA-/Aa3      2,000,000     1,479,760
        Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)             A+/A1       2,635,000     1,683,264
        Pittsburg  Redevelopment  Agency Tax  Allocation,  5.00% due  8/1/2020
        (Los Medanos Community Development Project; Insured: Natl-Re)             A+/Baa2      1,205,000     1,231,775
        Redding  Electrical  Systems Revenue COP, 5.00% due 6/1/2020 (Insured:
        AGM)                                                                       NR/Aa3      2,500,000     2,861,650
        Richmond Joint Powers Financing Authority,  5.25% due 5/15/2013 (Lease
        & Gas Tax)                                                                 A+/NR         205,000       205,334
        Ridgecrest  Redevelopment  Agency,  5.00%  due  6/30/2016  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,055,000     1,134,684
        Ridgecrest  Redevelopment  Agency,  5.00%  due  6/30/2017  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,055,000     1,142,934
        Ridgecrest  Redevelopment  Agency,  5.25%  due  6/30/2018  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,050,000     1,151,587
        Ridgecrest  Redevelopment  Agency,  5.50%  due  6/30/2019  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,050,000     1,167,421
        Ridgecrest  Redevelopment  Agency,  5.50%  due  6/30/2020  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,040,000     1,154,722
        Riverside County Palm Desert Financing Authority, 5.00% due 5/1/2013       AA-/A1      1,000,000     1,035,080
        Riverside  County  Public  Financing  Authority,  3.625% due 10/1/2012
        (Jurupa Valley Desert & Interstate 215; Insured: Natl-Re)                  BBB/A3      1,245,000     1,263,687
        Rosemead  Community  Development   Commission,   5.00%  due  10/1/2015
        (Redevelopment Project Area No. 1; Insured: AMBAC)                         A+/NR       1,015,000     1,080,813
        Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017            A-/Baa1      1,390,000     1,422,123
        Sacramento  City  Financing  Authority,  0%  due  11/1/2014  (Insured:
        Natl-Re)                                                                  BBB/Baa2     3,450,000     3,113,625
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2015  (Procter  &
        Gamble)                                                                    A+/A1       1,100,000     1,235,542
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2019  (Procter  &
        Gamble)                                                                    A+/A1         625,000       749,775
        Sacramento County Sanitation Districts Financing Authority,  0.05% due
        12/1/2036  put  1/3/2012  (Sub  Lien-Sanitation  District-A;  Insured:
        JPMorgan Chase Bank) (daily demand notes)                                 AAA/Aa1      1,945,000     1,945,000
        Sacramento County Sanitation Districts Financing Authority,  0.06% due
        12/1/2039 put 1/3/2012 (LOC: Morgan Stanley) (daily demand notes)         AAA/Aa1      5,500,000     5,500,000
        Sacramento  Municipal Utility District,  5.00% due 7/1/2020  (Cosumnes
        Project; Insured: Natl-Re)                                                BBB/Baa2     3,000,000     3,192,390
        San  Bernardino  County  Community  Facilities  District,   5.20%  due
        9/1/2012                                                                   NR/NR         205,000       208,934
        San  Bernardino  County  Community  Facilities  District,   5.30%  due
        9/1/2013                                                                   NR/NR         300,000       311,037
        San Diego  Redevelopment  Agency,  5.25%  due  9/1/2015  (Centre  City
        Redevelopment; Insured: AGM)                                              AA-/Aa3      1,375,000     1,393,741
        San Diego  Redevelopment  Agency,  5.00%  due  9/1/2018  (Centre  City
        Redevelopment; Insured: AMBAC)                                             NR/A2       3,215,000     3,504,221
        San  Diego   Redevelopment   Agency,   0.01%  due  9/1/2019   (Capital
        Appreciation-Tax Allocation; Insured: AGM)                                AA-/Aa3      1,910,000     1,417,430
        San  Diego  Redevelopment   Agency,   5.80%  due  11/1/2021  (Sub  Tax
        Allocation-Horton Plaza)                                                  A-/Baa2      2,635,000     2,651,126
        San  Diego  USD  GO,  5.50%  due  7/1/2020  (Election  1998;  Insured:
        Natl-Re)                                                                  AA-/Aa2      1,390,000     1,701,082
        San Francisco City & County Airports Commission, 4.00% due 5/1/2013        A+/A1         500,000       520,445
        San Francisco City & County  Airports  Commission,  5.25% due 5/1/2016
        pre-refunded 5/1/2012 (Insured: Syncora)                                   A+/A1       1,500,000     1,552,500
        San  Francisco  City & County  Redevelopment  Agency,  0% due 7/1/2013
        (George R. Moscone)                                                       AA-/Aa3      1,200,000     1,181,268
        San Francisco City & County  Redevelopment  Agency, 5.25% due 8/1/2013
        (San Francisco Redevelopment Project; Insured: Natl-Re/FGIC)                A/A1       1,250,000     1,328,550
        San Joaquin  County COP,  5.50% due  11/15/2013  (Capital  Facilities;
        Insured: Natl-Re)                                                         BBB/Baa2       690,000       710,307
        San Joaquin  Delta  Community  College  District  GO, 0% due  8/1/2019
        (Insured: AGM)                                                            AA-/Aa2      5,000,000     3,743,350
        San Jose Financing  Authority Lease,  5.25% due 6/1/2016 (Civic Center
        Project; Insured: AMBAC)                                                  AA+/Aa2        500,000       508,360
        San Luis & Delta-Mendota  Water  Authority,  4.50% due 3/1/2014 (Water
        Utility Improvements)                                                      A+/NR       2,000,000     2,132,180
        San Mateo  Flood  Control  District  COP,  5.25% due  8/1/2017  (Colma
        Creek; Insured: Natl-Re)                                                  BBB/Baa2     1,000,000     1,001,060
        San Mateo Union High School  District GO  Unlimited,  0% due  9/1/2019
        (Capital Appreciation-Election of 2000-B; Insured: Natl-Re/FGIC)           AA/Aa1      2,000,000     1,551,660
        Santa  Ana  USD  GO,  0% due  8/1/2020  (Election  of  1999;  Insured:
        Natl-Re/FGIC)                                                              A+/NR       2,035,000     1,457,182
        Santa Clara County Financing Authority,  5.00% due 5/15/2012 (Multiple
        Facilities)                                                                AA/Aa2      1,000,000     1,017,350
        Santa Clara County Financing Authority,  4.00% due 5/15/2017 (Multiple
        Facilities)                                                                AA/Aa2      1,000,000     1,110,370
        Santa Margarita-Dana Point Authority,  7.25% due 8/1/2013 (Improvement
        Districts 3-3A, 4-4A; Insured: Natl-Re)                                   BBB/Baa2     2,000,000     2,155,260
        Seal  Beach   Redevelopment   Agency  Mobile  Home  Park,   5.20%  due
        12/15/2013 (Linc Community Development Corp.; Insured: ACA)                NR/NR         245,000       249,778
        Solano County COP, 5.00% due 11/15/2013                                    AA-/A1      1,780,000     1,894,258
        Solano County COP, 5.00% due 11/15/2016                                    AA-/A1      1,000,000     1,130,120
        Southeast   Resource  Recovery   Facilities   Authority,   5.375%  due
        12/1/2013 (Insured: AMBAC) (AMT)                                           A+/A1       1,060,000     1,123,907
        Southeast Resource Recovery Facilities Authority,  5.25% due 12/1/2017
        (Insured: AMBAC)                                                           A+/A1       1,000,000     1,056,220
        Southern  California  Public  Power  Authority,   6.75%  due  7/1/2012
        (Multiple Projects; Insured: AGM)                                         AA-/Aa3      2,315,000     2,390,191
        Southern  California  Public  Power  Authority,  5.00%  due  11/1/2013
        (Project No. 1)                                                           BBB/Baa1     1,000,000     1,052,260
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Insured: AMBAC)                                                           NR/Aa3        450,000       495,828
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Insured: AMBAC)                                                           NR/Aa3        250,000       275,543
        Southern  California  Public  Power  Authority,   5.00%  due  7/1/2016
        (Southern Transmission Project)                                            AA-/NR      2,000,000     2,324,060
        Sweetwater   Union  High  School  District  COP,  4.00%  due  9/1/2014
        (Insured: Natl-Re)                                                        BBB/Baa2     1,020,000     1,057,638
        Sweetwater   Union  High  School  District  COP,  5.00%  due  9/1/2021
        (Insured: AGM)                                                            AA-/Aa3      2,250,000     2,300,602
        Tracy Area Public Facilities  Financing Agency Special Tax, 5.875% due
        10/1/2019 (Community Facilities District No. 87)                          BBB/Baa2       590,000       592,472
        Tuolumne Wind Project Authority, 5.00% due 1/1/2015 (Tuolumne Co.)         A+/A2         500,000       552,595
        Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)         A+/A2       1,690,000     1,981,694
        Turlock Irrigation District, 5.00% due 1/1/2015                            A+/A2       1,125,000     1,253,542
        Turlock Irrigation District, 5.00% due 1/1/2019                            A+/A2       1,000,000     1,197,290
        Twin  Rivers  USD COP,  3.50%  due  6/1/2041  put  5/31/2013  (Various
        School Facility Bridge Program; Insured: AGM)                              AA-/NR      2,000,000     2,001,680
        Twin Rivers USD GO, 0% due 4/1/2014                                       SP-1+/NR     1,000,000       946,830
        Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)                            A/A1       2,000,000     1,441,880
        University of California, 4.00% due 5/15/2017 (Limited Project)           AA-/Aa2      1,250,000     1,430,037
        Upper Lake Union High School  District  GO, 0% due  8/1/2020  (Capital
        Appreciation; Insured: Natl-Re)                                           NR/Baa2      1,050,000       693,494
        Val Verde USD COP, 5.00% due 1/1/2014 (Insured: Natl-Re/FGIC) (ETM)        NR/NR         445,000       485,700
        Washington  USD COP,  5.00% due 8/1/2017  (New High  School;  Insured:
        AMBAC)                                                                      A/NR         725,000       817,728
        Washington  USD Yolo  County,  5.00% due  8/1/2021  (New High  School;
        Insured: AMBAC)                                                             A/NR         910,000       986,040
        West Contra Costa USD GO, 3.00% due 8/1/2012 (Insured: AGM)               AA-/Aa3        750,000       759,773
        West Contra Costa USD GO, 4.00% due 8/1/2013 (Insured: AGM)               AA-/Aa3        500,000       521,860
        Whittier Solid Waste, 5.375% due 8/1/2014 (Insured: AMBAC)                 NR/NR         540,000       540,832

TOTAL INVESTMENTS --98.77%(Cost $ 291,968,061)                                                           $ 305,647,345

OTHER ASSETS LESS LIABILITIES -- 1.23%                                                                       3,798,127

NET ASSETS -- 100.00%                                                                                    $ 309,445,472

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG       Association of Bay Area Governments
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
HFA        Health Facilities Authority
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    305,647,345   $           --        $    305,647,345   $           --

Total Investments in Securities        $    305,647,345   $           --        $    305,647,345   $           --

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.

Thornburg New Mexico Intermediate Municipal Fund                                        December 31, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Albuquerque Airport, 5.50% due 7/1/2013                                     A/A1     $ 4,000,000   $ 4,246,440
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa2      1,340,000     1,594,118
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa2      3,000,000     3,568,920
        Albuquerque  IDRB,  5.15% due 4/1/2016 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/A2       1,000,000     1,036,470
        Albuquerque  IDRB,  5.25% due 4/1/2017 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/A2       2,140,000     2,215,285
        Bernalillo County GRT, 5.25% due 10/1/2012                                AAA/Aa2      1,000,000     1,037,610
        Bernalillo County GRT, 5.00% due 4/1/2021 (Insured: Natl-Re)              AAA/Aa2      3,000,000     3,498,210
        Bernalillo County GRT, 5.25% due 10/1/2022 (Insured: AMBAC)               AAA/Aa2      3,170,000     4,045,839
        Bernalillo County GRT, 5.25% due 10/1/2023 (Insured: AMBAC)               AAA/Aa2      1,275,000     1,632,051
        Bernalillo County GRT, 5.25% due 10/1/2025 (Insured: AMBAC)               AAA/Aa2      3,850,000     4,889,000
        Bernalillo County GRT, 5.70% due 4/1/2027                                 AAA/Aa2      3,000,000     3,717,630
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2021             AAA/Aa1      1,760,000     2,136,411
        Bernalillo County Water Utility Authority, 5.50% due 7/1/2025             AAA/Aa1      1,000,000     1,225,930
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2026             AAA/Aa1      1,420,000     1,609,968
        Central New Mexico Community College, 4.00% due 8/15/2023                 AA+/Aa1      1,920,000     2,155,200
        Colfax County GRT, 5.00% due 9/1/2019                                      A-/NR         845,000       964,517
        Colfax County GRT, 5.50% due 9/1/2029                                      A-/NR       2,510,000     2,749,479
        Dona  Ana  County  Pilot   Revenue,   5.50%  due   12/1/2014   (County
        Administrative Facilities; Insured: Radian)                                A-/NR         460,000       505,839
        Espanola  Public  School  District,  3.55%  due  7/1/2013  (State  Aid
        Withholding)                                                               NR/Aa1        410,000       428,667
        Farmington  Hospital,  5.00% due 6/1/2017 (San Juan  Regional  Medical
        Center)                                                                    NR/A3       1,035,000     1,162,129
        Farmington  Hospital,  5.125% due 6/1/2018 (San Juan Regional  Medical
        Center)                                                                    NR/A3         570,000       601,988
        Farmington  Hospital,  5.125% due 6/1/2019 (San Juan Regional  Medical
        Center)                                                                    NR/A3         645,000       676,418
        Farmington  Hospital,  5.00% due 6/1/2022 (San Juan  Regional  Medical
        Center)                                                                    NR/A3       2,825,000     3,023,089
        Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)           BBB/Baa2     4,000,000     4,241,040
        Farmington  PCR,  4.00% due 6/1/2032  put  8/1/2012 (El Paso  Electric
        Co.; Insured: Natl-Re/FGIC)                                                BBB/NR      2,000,000     2,026,460
        Farmington Utility Systems, 5.00% due 5/15/2012 (Insured: AGM)            AA-/Aa3      6,095,000     6,119,197
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2012 (Insured: AMBAC)       A/A3       3,345,000     3,408,154
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2013 (Insured: AMBAC)       A/A3       2,110,000     2,197,628
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2017 (Insured: AMBAC)       A/A3       3,540,000     3,765,427
        Grant County Department of Health, 5.50% due 7/1/2020 (Ft. Bayard)         AA/Aa1      1,565,000     1,823,209
        Grant County Department of Health, 5.50% due 7/1/2021 (Ft. Bayard)         AA/Aa1      1,655,000     1,910,466
        Grant County Department of Health, 5.50% due 7/1/2022 (Ft. Bayard)         AA/Aa1      1,745,000     1,993,802
        Guam Government Ltd. Obligation, 5.375% due 12/1/2024                     BBB-/NR      2,000,000     2,098,180
        Las Cruces Shared GRT, 5.00% due 6/1/2021                                  NR/Aa3        730,000       887,804
        Las Cruces Shared GRT, 5.00% due 6/1/2022                                  NR/Aa3        765,000       917,992
        Las Cruces Shared GRT, 5.00% due 6/1/2023                                  NR/Aa3        800,000       945,856
        Las Cruces Shared GRT, 5.00% due 6/1/2024                                  NR/Aa3        840,000       981,372
        Las Cruces Shared GRT, 5.00% due 6/1/2030                                  NR/Aa3      2,000,000     2,206,340
        Las Cruces Shared GRT, 5.00% due 6/1/2037                                  NR/Aa3      5,000,000     5,332,200
        Los Alamos County GRT Improvement, 5.75% due 6/1/2016                     AA+/Aa3      1,000,000     1,201,720
        Los Alamos County GRT Improvement, 5.625% due 6/1/2023                    AA+/Aa3      1,000,000     1,179,250
        Los Alamos County GRT Improvement, 5.75% due 6/1/2024                     AA+/Aa3      3,000,000     3,522,960
        Los Alamos County GRT Improvement, 5.75% due 6/1/2025                     AA+/Aa3      1,000,000     1,162,190
        Los Alamos County Utility Systems, 5.00% due 7/1/2013 (Insured: AGM)      AA-/Aa3      1,265,000     1,350,312
        Los Ranchos De Albuquerque Educational Facilities,  4.50% due 9/1/2040
        (Albuquerque Academy)                                                      AA-/NR      3,000,000     3,042,870
        New  Mexico  Educational  Assistance  Foundation,  4.10% due  9/1/2015
        (Insured: Fitch) (AMT)                                                     NR/Aaa      2,000,000     2,153,500
        New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019         AAA/Aaa      1,000,000     1,208,600
        New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022         AAA/Aaa      3,000,000     3,523,110
        New Mexico Finance Authority, 5.00% due 6/15/2013 (Insured: AMBAC)         NR/Aa2      2,280,000     2,428,725
        New Mexico Finance Authority, 5.00% due 6/1/2014 (Insured: Natl-Re)       AAA/Aa1      2,660,000     2,824,973
        New Mexico Finance Authority, 5.25% due 6/1/2015 (Insured: AMBAC)         AAA/Aa1      1,000,000     1,105,520
        New Mexico Finance Authority, 5.00% due 6/15/2015 (Insured: AMBAC)         NR/Aa2      2,360,000     2,671,827
        New Mexico Finance Authority, 5.00% due 6/15/2018 (Insured: AMBAC)         NR/Aa2      2,915,000     3,237,778
        New Mexico Finance Authority, 5.00% due 6/15/2019 (Insured: Natl-Re)       NR/Aa2      1,215,000     1,352,562
        New Mexico Finance Authority, 5.00% due 6/1/2020 (Insured: AMBAC)         AAA/Aa1        365,000       414,698
        New Mexico Finance Authority, 5.00% due 6/15/2022 (Insured: Natl-Re)       AA/Aa2      1,300,000     1,482,650
        New Mexico Finance Authority, 5.00% due 6/15/2024 (Insured: Natl-Re)       AA/Aa2      7,000,000     7,849,310
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2017
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,730,000     1,954,848
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2019
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,000,000     1,129,970
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2021
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,185,000     1,339,015
        New  Mexico  Hospital  Equipment  Loan  Council,  6.00%  due  8/1/2023
        (Presbyterian Healthcare Services)                                         AA/Aa3      6,000,000     6,924,900
        New  Mexico  Hospital  Equipment  Loan  Council,  5.25%  due  7/1/2025
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,000,000     1,138,520
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  8/1/2039
        (Presbyterian Healthcare Services)                                         AA/Aa3      3,000,000     3,095,400
        New  Mexico  Housing  Authority  MFR,  5.30% due  12/1/2022  (El Paseo
        Apartments; Insured: AMBAC) (AMT)                                          NR/NR         850,000       802,137
        New Mexico Institute of Mining & Technology, 5.00% due 7/1/2015            A+/A1         490,000       544,865
        New Mexico Institute of Mining & Technology, 5.00% due 7/1/2020            A+/A1         590,000       694,442
        New Mexico Institute of Mining & Technology, 5.00% due 7/1/2023            A+/A1         685,000       773,660
        New Mexico Institute of Mining & Technology, 5.00% due 7/1/2024            A+/A1         525,000       583,711
        New Mexico Institute of Mining & Technology, 5.00% due 7/1/2025            A+/A1         505,000       553,803
        New Mexico Institute of Mining & Technology, 5.00% due 7/1/2028            A+/A1       1,500,000     1,609,035
        New Mexico Institute of Mining & Technology, 5.00% due 7/1/2031            A+/A1       1,700,000     1,783,912
        New Mexico MFA MFR, 1.75% due 9/1/2012 (Villa Alegre; Insured: FHA)        AA+/NR        675,000       679,475
        New  Mexico  MFA  MFR,  6.05%  due  7/1/2028  (Sandpiper   Apartments;
        Insured: FHA) (AMT)                                                        AA-/NR      2,335,000     2,452,824
        New   Mexico   MFA   SFMR,   5.25%   due   7/1/2023   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AA+/NR        930,000       978,062
        New   Mexico   MFA  SFMR,   5.375%   due   7/1/2023   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AA+/NR      1,060,000     1,077,108
        New   Mexico   MFA  SFMR,   4.625%   due   3/1/2028   (Collateralized:
        GNMA/FNMA/FHLMC)                                                           AA+/NR      2,000,000     2,142,880
        New   Mexico   MFA   SFMR,   5.50%   due   7/1/2028   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AA+/NR      2,020,000     2,098,316
        New   Mexico   MFA   SFMR,   5.60%   due   7/1/2028   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AA+/NR        955,000     1,001,843
        New   Mexico   MFA   SFMR,   5.40%   due   9/1/2029   (Collateralized:
        GNMA/FNMA/FHLMC)                                                           AA+/NR        915,000       970,330
        New Mexico Severance Tax, 4.00% due 7/1/2016 pre-refunded 7/1/2012         AA/Aa1        500,000       509,465
        New Mexico State University, 5.00% due 4/1/2013 (Insured: AGM)             AA/Aa2      1,000,000     1,057,880
        Rio Rancho GRT, 5.00% due 6/1/2014 (Insured: Natl-Re/FGIC)                AA-/Aa2        955,000     1,044,493
        Rio Rancho GRT, 5.00% due 6/1/2016 (Insured: Natl-Re/FGIC)                AA-/Aa2        555,000       626,423
        Rio Rancho GRT, 5.00% due 6/1/2022 (Insured: Natl-Re/FGIC)                AA-/Aa2      1,000,000     1,087,800
        Rio Rancho  Public School  District GO, 3.00% due 8/1/2012  (State Aid
        Withholding)                                                               NR/Aa1      1,240,000     1,259,976
        Rio Rancho  Public School  District GO, 4.00% due 8/1/2013  (State Aid
        Withholding)                                                               NR/Aa1      1,210,000     1,277,808
        Rio Rancho  Public School  District GO, 4.00% due 8/1/2014  (State Aid
        Withholding)                                                               NR/Aa1      1,715,000     1,860,243
        San Juan County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
        5/15/2014                                                                  NR/Aa3        400,000       410,064
        San Juan County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
        5/15/2022                                                                  NR/Aa3      1,725,000     1,758,275
        San Juan County GRT, 5.00% due 6/15/2014 (Insured: Natl-Re)                A+/Aa3      1,225,000     1,338,582
        Sandoval County Incentive Payment, 4.00% due 6/1/2015 (Intel Corp.)        A+/NR         815,000       841,463
        Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)        A+/NR       6,390,000     6,960,308
        Sandoval County Landfill Improvement, 5.50% due 8/15/2015                 NR/Baa2      1,420,000     1,488,671
        Sandoval County Landfill Improvement, 5.75% due 8/15/2018                 NR/Baa2      1,335,000     1,388,360
        Santa Fe County, 5.50% due 5/15/2015 (El Castillo Retirement)             BBB-/NR        771,000       771,879
        Santa Fe County, 5.80% due 5/15/2018 (El Castillo Retirement)             BBB-/NR      1,835,000     1,836,431
        Santa Fe County, 5.625% due 5/15/2025 (El Castillo Retirement)            BBB-/NR      1,250,000     1,219,538
        Santa  Fe  County,   7.25%  due  7/1/2029  (Rancho  Viejo  Improvement
        District)                                                                  NR/NR         820,000       819,926
        Santa Fe County  Charter School  Foundation,  6.50% due 1/15/2026 (ATC
        Foundation)                                                                NR/NR         960,000       901,190
        Santa Fe County Charter School  Foundation,  6.625% due 1/15/2036 (ATC
        Foundation)                                                                NR/NR       1,030,000       922,921
        Santa Fe County  Correctional  Systems,  5.00% due 2/1/2018  (Insured:
        AGM)                                                                      AA-/Aa3      1,080,000     1,195,960
        Santa Fe County  Correctional  Systems,  6.00% due 2/1/2027  (Insured:
        AGM)                                                                      AA-/Aa3      1,520,000     1,838,212
        Santa Fe County GRT, 5.00% due 6/1/2025                                   AA+/Aa1      1,400,000     1,562,624
        Santa Fe County GRT, 5.00% due 6/1/2026                                   AA+/Aa1      1,535,000     1,696,973
        Santa Fe GRT,  5.25%  due  6/1/2014  pre-refunded  6/1/2012  (Insured:
        AMBAC)                                                                    AA+/Aa3      1,025,000     1,046,617
        Silver City GRT, 4.00% due 6/1/2029                                        A+/NR       1,000,000     1,034,120
        Silver City GRT, 4.25% due 6/1/2032                                        A+/NR       1,050,000     1,076,208
        Taos County GRT, 4.75% due 10/1/2012 (ETM)                                 NR/A3       1,500,000     1,550,145
        University of New Mexico, 5.25% due 6/1/2013                               AA/Aa2        665,000       678,227
        University of New Mexico, 5.25% due 6/1/2014                               AA/Aa2        335,000       341,519
        University of New Mexico, 5.00% due 6/1/2015 (Insured: AMBAC)              AA/Aa2      1,590,000     1,808,275
        University of New Mexico, 5.25% due 6/1/2015                               AA/Aa2      1,195,000     1,267,740
        University of New Mexico, 5.25% due 6/1/2016                               AA/Aa2        645,000       656,971
        University of New Mexico, 5.25% due 6/1/2017                               AA/Aa2      1,730,000     1,762,109
        University of New Mexico, 5.25% due 6/1/2018                               AA/Aa2      1,825,000     1,857,157
        University of New Mexico, 5.25% due 6/1/2018                               AA/Aa2      1,200,000     1,273,044
        University of New Mexico, 5.25% due 6/1/2021                               AA/Aa2      1,000,000     1,016,890
        University of New Mexico, 6.00% due 6/1/2021                               AA/Aa2        610,000       730,896
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2016
        (Insured: AGM/FHA)                                                        AA-/Aa3      2,920,000     3,145,074
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2017
        (Insured: AGM/FHA)                                                        AA-/Aa3      2,000,000     2,163,100
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2018
        (Insured: AGM/FHA)                                                        AA-/Aa3      2,000,000     2,155,420
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2019
        (Insured: AGM/FHA)                                                        AA-/Aa3      3,000,000     3,217,890
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2019
        (Insured: AGM/FHA)                                                        AA-/Aa3      3,000,000     3,207,630
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2020
        (Insured: AGM/FHA)                                                        AA-/Aa3      2,310,000     2,469,875
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2020
        (Insured: AGM/FHA)                                                        AA-/Aa3        500,000       534,605
        Ventana  West Public  Improvement  District  Special  Tax,  6.625% due
        8/1/2023                                                                   NR/NR       2,000,000     2,009,000
        Virgin Islands Public Finance Authority, 6.625% due 10/1/2029             NR/Baa3      2,500,000     2,712,225
        Virgin  Islands Water & Power  Authority  Electric  System,  5.00% due
        7/1/2025                                                                 BBB-/Baa3       990,000     1,024,373
        Virgin  Islands Water & Power  Authority  Electric  System,  5.00% due
        7/1/2026                                                                 BBB-/Baa3     1,090,000     1,117,904

TOTAL INVESTMENTS --95.03%(Cost $ 225,825,360)                                                           $ 241,150,425

OTHER ASSETS LESS LIABILITIES -- 4.97%                                                                      12,607,377

NET ASSETS -- 100.00%                                                                                    $ 253,757,802

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
GRT        Gross Receipts Tax
IDRB       Industrial Development Revenue Bond
LOC        Letter of Credit
MFA        Mortgage Finance Authority
Mtg        Mortgage
MFR        Multi-Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Radian     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    241,150,425   $           --        $    241,150,425   $           --

Total Investments in Securities        $    241,150,425   $           --        $    241,150,425   $           --

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.

Thornburg New York Intermediate Municipal Fund                                          December 31, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Amherst Development Corp., 5.00% due 10/1/2020  (University at Buffalo
        Foundation Facility-Student Housing; Insured: AGM)                        AA-/Aa3    $ 1,000,000   $ 1,174,950
        Amherst IDA Civic Facility, 5.75% due 4/1/2015 (Insured: ACA)              NR/NR         465,000       468,794
        Babylon New York GO, 5.00% due 9/1/2015 (Insured: AMBAC)                   NR/NR         465,000       512,816
        Dutchess County IDA, 5.00% due 8/1/2020 (Bard College)                    NR/Baa1        825,000       889,969
        Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)                    NR/Baa1      1,100,000     1,177,440
        Erie  County  IDA  School  Facilities  Revenue,   5.25%  due  5/1/2025
        (Buffalo City School District)                                            AA-/Aa3      1,000,000     1,127,480
        Guam Government Ltd. Obligation, 5.375% due 12/1/2024                     BBB-/NR      1,000,000     1,049,090
        Hempstead Town Local  Development  Corp.,  5.00% due 7/1/2028 (Hofstra
        University)                                                                 A/A3         500,000       538,795
        Long Island Power Authority, 5.25% due 9/1/2029                            NR/A3         645,000       748,200
        Nassau County IDA, 4.75% due 3/1/2026 (NY Institute of Technology)        BBB+/NR      1,000,000     1,048,930
        New York City GO,  0.09% due  8/1/2014  put  1/3/2012  (Sub Series H2;
        Insured: Natl-Re) (daily demand notes)                                     AA/Aa2        500,000       500,000
        New York City GO, 5.00% due 8/1/2025                                       AA/Aa2        400,000       451,920
        New York City Health & Hospital Corp. GO, 5.00% due 2/15/2025              A+/Aa3      1,000,000     1,103,010
        New  York  City  Metropolitan   Transportation  Authority,  6.25%  due
        11/15/2023                                                                  A/A2       1,000,000     1,207,960
        New York City Municipal Water Finance  Authority,  5.75% due 6/15/2013
        (Insured: Natl-Re) (ETM)                                                   AAA/A2      1,000,000     1,032,210
        New York City  Transitional  Finance  Authority,  5.25%  due  8/1/2016
        pre-refunded 8/1/2012 (Insured: AMBAC)                                    AA-/Aaa        135,000       138,961
        New York City  Transitional  Finance  Authority,  5.00% due  1/15/2020
        (State Aid Withholding)                                                   AA-/Aa3      1,000,000     1,193,740
        New York City Transitional Finance Authority, 5.00% due 11/1/2020         AAA/Aaa      1,000,000     1,133,100
        New York Convention  Center  Development  Corp.  Hotel Unit Fee, 5.00%
        due 11/15/2017 (Insured: AMBAC)                                            NR/A1       1,000,000     1,110,710
        New  York  Dorm  Authority,   5.00%  due  10/1/2024  (School  District
        Financing Program; Insured: AGM) (State Aid Withholding)                  AA-/Aa3      1,000,000     1,130,040
        New  York  Dormitory  Authority,  5.25%  due  2/15/2014  (Presbyterian
        Hospital; Insured: AGM)                                                   AA-/Aa3        500,000       537,860
        New York Dormitory  Authority,  5.00% due 10/1/2014  (School  District
        Financing Program; Insured: AGM) (State Aid Withholding)                  AA-/Aa3      1,000,000     1,099,710
        New York  Dormitory  Authority,  5.00% due  2/15/2015  (Mental  Health
        Services; Insured: AMBAC)                                                  AA-/NR      1,000,000     1,119,040
        New York  Dormitory  Authority,  5.00% due 7/1/2016  (Bishop  Henry B.
        Hucles Nursing Home; Insured: SONYMA)                                      NR/Aa1        600,000       693,942
        New York Dormitory  Authority,  5.00% due 10/1/2018  (School  District
        Revenue; Insured: AGM)                                                    AA-/Aa3      1,000,000     1,174,300
        New  York  Dormitory  Authority,  5.50%  due  7/1/2019  (Brooklyn  Law
        School; Insured: Radian)                                                 BBB+/Baa1     1,400,000     1,470,924
        New  York  Dormitory  Authority,  6.10%  due  7/1/2019  (Ryan  Clinton
        Community Health Center; Insured: SONYMA)                                  NR/Aa1        845,000       848,355
        New York Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc.)            NR/Aa3      1,175,000     1,396,276
        New  York  Dormitory   Authority,   5.25%  due  7/1/2022  (St.  John's
        University; Insured: Natl-Re)                                              A-/A3       1,000,000     1,215,000
        New York Dormitory  Authority,  5.00% due 1/15/2023  (Municipal Health
        Facilities)                                                               AA-/Aa3      1,000,000     1,115,310
        New York  Dormitory  Authority,  5.00% due 7/1/2024  (Bishop  Henry B.
        Hucles Nursing Home; Insured: SONYMA)                                      NR/Aa1      1,000,000     1,081,900
        New  York  Dormitory  Authority,  5.25%  due  7/1/2027  (Health  Quest
        Systems; Insured: AGM)                                                    AA-/Aa3        500,000       533,905
        New York  Dormitory  Authority,  5.25% due 5/1/2030  (North Shore Long
        Island Jewish Medical)                                                     A-/A3       1,000,000     1,059,820
        New York Dormitory Authority Personal Income Tax, 5.50% due 3/15/2012     AAA/Aa2      1,000,000     1,011,140
        New York Dormitory  Authority Personal Income Tax, 5.00% due 3/15/2019
        (Insured: AGM)                                                            AAA/Aa3      1,000,000     1,110,140
        New York Environmental  Facilities Corp.,  6.875% due 6/15/2014 (State
        Revolving Fund)                                                           AAA/Aaa        310,000       311,668
        New York Municipal  Bond Bank Agency,  5.00% due 4/15/2018 (Sub Series
        B1; Insured: AGM)                                                         AA-/Aa3      1,000,000     1,179,800
        New York State  Energy  Research &  Development  Authority,  2.25% due
        12/1/2015 (New York Electric & Gas Corp.)                                  NR/NR       1,000,000       997,980
        New York State Housing Finance Agency,  1.60% due 5/1/2012 (Affordable
        Housing)                                                                   NR/Aa2        375,000       375,322
        New York State Thruway  Authority  Highway & Bridge Trust Fund,  5.00%
        due 4/1/2022                                                               AA/NR       1,000,000     1,147,290
        New York State Urban Development Corp., 5.25% due 1/1/2021                 AA-/NR      1,000,000     1,187,670
        Oneida County IDA, 6.10% due 6/1/2020  (Presbyterian  Home for Central
        NY; LOC: HSBC Bank USA)                                                    NR/Aa3        450,000       451,417
        Onondaga  Civic  Development  Corp.,  5.00%  due  7/1/2021  (Le  Moyne
        College Project)                                                          NR/Baa2      1,000,000     1,109,880
        Onondaga  Civic  Development   Corp.,  5.50%  due  12/1/2031  (Upstate
        Properties Development)                                                    A+/NR       1,000,000     1,090,970
        Port  Authority New York & New Jersey,  5.00% due 8/15/2022  (Insured:
        AGM)                                                                      AA-/Aa2      1,000,000     1,140,430
        Syracuse Industrial  Development Agency,  5.25% due 5/1/2026 (Syracuse
        City School District)                                                     AA-/Aa3      2,150,000     2,462,094
        Tobacco Settlement Funding Corp., 5.50% due 6/1/2021                      AA-/Aa3      1,000,000     1,062,670
        Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2025                AA-/Aa2      1,410,000     1,585,545
        United Nations Development Corp., 5.00% due 7/1/2025                       NR/A1         710,000       789,641
        Utica IDA, 5.375% due 7/15/2019 (Munson Williams Proctor Institute)        NR/A2         525,000       526,864
        Utica  IDA  Civic  Facility,  5.25%  due  7/15/2016  (Munson  Williams
        Proctor Institute)                                                         NR/A2         210,000       212,931
        Virgin Islands Water & Power Authority, 5.50% due 7/1/2017                NR/Baa3      1,350,000     1,352,808

TOTAL INVESTMENTS --97.90%(Cost $ 46,709,934)                                                             $ 50,190,717

OTHER ASSETS LESS LIABILITIES -- 2.10%                                                                       1,077,682

NET ASSETS -- 100.00%                                                                                     $ 51,268,399

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $     50,190,717   $           --        $     50,190,717   $           --

Total Investments in Securities        $     50,190,717   $           --        $     50,190,717   $           --

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.

Thornburg Limited Term U.S. Government Fund                                           December 31, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount            Value
            U.S. TREASURY SECURITIES -- 9.22%
             United States Treasury Notes, 4.875%, 6/30/2012                        $     4,000,000   $        4,094,609
             United States Treasury Notes, 2.625%, 12/31/2014                             2,000,000            2,133,359
             United States Treasury Notes, 1.375%, 11/30/2015                             2,500,000            2,576,465
             United States Treasury Notes, 2.625%, 2/29/2016                              2,000,000            2,162,266
             United States Treasury Notes, 4.875%, 8/15/2016                              5,000,000            5,931,445
             United States Treasury Notes, 4.625%, 2/15/2017                              4,000,000            4,747,344
             United States Treasury Notes, 2.25%, 11/30/2017                              3,500,000            3,734,609
             United States Treasury Notes, 3.625%, 2/15/2020                              1,000,000            1,159,922
             United States Treasury Notes Inflationary Index, 2.00%, 7/15/2014            2,402,540            2,589,242
             United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015           4,656,560            5,138,199
             United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016            5,704,350            6,381,742

            TOTAL U.S. TREASURY SECURITIES (Cost $37,107,851)                                                 40,649,202

            U.S. GOVERNMENT AGENCIES -- 18.45%
             EJM Airport LLC GSA Lease Revenue Bond, 6.271%, 5/15/2020                    2,303,359            2,645,247
             Federal Agricultural Mtg Corp., 6.71%, 7/28/2014                               200,000              228,726
             Federal Farm Credit Bank, 6.06%, 5/28/2013                                     240,000              259,201
             Federal Farm Credit Bank, 3.98%, 1/22/2015                                   1,000,000            1,098,383
             Federal Home Loan Bank, 5.375%, 6/13/2014                                    2,000,000            2,233,954
             Federal Home Loan Bank, 5.00%, 12/8/2017                                     3,000,000            3,622,287
             Federal Home Loan Bank, 2.25%, 3/26/2018                                     3,000,000            3,057,959
             Federal Home Loan Bank, 2.00%, 12/13/2019                                    4,250,000            4,256,031
             Federal Home Loan Mtg Corp., 4.50%, 1/15/2015                                5,000,000            5,578,785
             Federal Home Loan Mtg Corp., 4.875%, 6/13/2018                               3,000,000            3,620,278
             Federal National Mtg Assoc., 4.40%, 2/19/2015                                1,585,000            1,765,728
             Federal National Mtg Assoc., 2.00%, 3/26/2015                                3,000,000            3,032,602
             New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019       3,069,642            3,733,101
             Overseas Private Investment Corp., 4.10%, 11/15/2014                           753,600              762,364
             Private Export Funding Corp., 5.685%, 5/15/2012                              5,000,000            5,101,965
             Private Export Funding Corp., 4.974%, 8/15/2013                              2,700,000            2,891,160
             Private Export Funding Corp., 5.45%, 9/15/2017                               3,000,000            3,634,683
             Small Business Administration Participation Certificates, Series
             2001-20D Class 1, 6.35%, 4/1/2021                                            4,124,030            4,565,959
             Small Business Administration Participation Certificates, Series
             2001-20F Class 1, 6.44%, 6/1/2021                                            2,565,914            2,852,266
             Small Business Administration Participation Certificates, Series
             2002-20A Class 1, 6.14%, 1/1/2022                                            1,929,533            2,140,166
             Small Business Administration Participation Certificates, Series
             2002-20K Class 1, 5.08%, 11/1/2022                                           1,646,503            1,800,571
             Small Business Administration Participation Certificates, Series
             2005-20H Class 1, 5.11%, 8/1/2025                                            1,022,357            1,129,463
             Small Business Administration Participation Certificates, Series
             2007-20D Class 1, 5.32%, 4/1/2027                                            1,841,101            2,056,217
             Small Business Administration Participation Certificates, Series
             2007-20F Class 1, 5.71%, 6/1/2027                                            1,022,078            1,152,958
             Small Business Administration Participation Certificates, Series
             2007-20I Class 1, 5.56%, 9/1/2027                                            3,512,719            3,937,403
             Small Business Administration Participation Certificates, Series
             2007-20K Class 1, 5.51%, 11/1/2027                                           1,952,743            2,188,930
             Small Business Administration Participation Certificates, Series
             2008-20G Class 1, 5.87%, 7/1/2028                                            5,255,163            6,000,528
             Tennessee Valley Authority, 4.75%, 8/1/2013                                  3,000,000            3,208,222
  a,b        U.S. Department of Transportation Headquarters, Series 2004 Class A-2,
             5.594%, 12/7/2021                                                            2,566,213            2,821,953

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $76,651,225)                                                 81,377,090

            MORTGAGE BACKED -- 63.33%
             Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022        389,609              430,369
             Federal Home Loan Mtg Corp., CMO Series 2420 Class MC, 6.00%, 2/15/2017        524,754              566,836
             Federal Home Loan Mtg Corp., CMO Series 2509 Class TV, 5.50%, 4/15/2022      1,957,692            2,009,657
             Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017     1,280,395            1,365,611
             Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017     1,250,589            1,337,278
             Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018        931,448              994,581
             Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018      4,185,535            4,500,538
             Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018      2,462,104            2,594,236
             Federal Home Loan Mtg Corp., CMO Series 2628 Class DQ, 3.00%, 11/15/2017       228,936              232,899
             Federal Home Loan Mtg Corp., CMO Series 2640 Class G, 4.50%, 7/15/2018         960,817            1,001,498
             Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033        419,421              446,120
             Federal Home Loan Mtg Corp., CMO Series 2642 Class JE, 5.00%, 9/15/2032      2,000,000            2,163,277
             Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018      1,000,000            1,070,708
             Federal Home Loan Mtg Corp., CMO Series 2692 Class QD, 5.00%, 12/15/2022     2,575,000            2,704,111
             Federal Home Loan Mtg Corp., CMO Series 2731 Class Vl, 5.50%, 12/15/2014     1,477,766            1,570,412
             Federal Home Loan Mtg Corp., CMO Series 2770 Class UD, 4.50%, 5/15/2017      1,164,775            1,188,399
             Federal Home Loan Mtg Corp., CMO Series 2808 Class VA, 5.50%, 5/15/2015      4,442,457            4,750,680
             Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019        485,208              503,581
             Federal Home Loan Mtg Corp., CMO Series 2825 Class VP, 5.50%, 6/15/2015      3,041,663            3,251,869
             Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019      2,500,000            2,605,629
             Federal Home Loan Mtg Corp., CMO Series 3020 Class VA, 5.50%, 11/15/2014       736,809              763,507
             Federal Home Loan Mtg Corp., CMO Series 3067 Class PJ, 5.50%, 7/15/2031      3,000,000            3,071,197
             Federal Home Loan Mtg Corp., CMO Series 3068 Class VA, 5.50%, 10/15/2016       177,747              177,860
             Federal Home Loan Mtg Corp., CMO Series 3178 Class MC, 6.00%, 4/15/2032      3,015,750            3,058,086
             Federal Home Loan Mtg Corp., CMO Series 3184 Class PC, 5.50%, 8/15/2032      2,318,815            2,354,392
             Federal Home Loan Mtg Corp., CMO Series 3187 Class LA, 5.50%, 4/15/2031        121,057              121,059
             Federal Home Loan Mtg Corp., CMO Series 3271 Class LU, 5.50%, 1/15/2018      2,054,599            2,153,547
             Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022      3,000,000            3,277,935
             Federal Home Loan Mtg Corp., CMO Series 3319 Class PA, 5.50%, 8/15/2030        119,674              119,758
             Federal Home Loan Mtg Corp., CMO Series 3320 Class TC, 5.50%, 10/15/2032     1,971,872            2,000,374
             Federal Home Loan Mtg Corp., CMO Series 3331 Class PB, 6.00%, 1/15/2031      2,000,000            2,047,807
             Federal Home Loan Mtg Corp., CMO Series 3351 Class PK, 5.50%, 1/15/2032      1,438,888            1,471,580
             Federal Home Loan Mtg Corp., CMO Series 3456 Class KV, 5.50%, 9/15/2017      2,034,441            2,154,096
             Federal Home Loan Mtg Corp., CMO Series 3477 Class VA, 5.50%, 7/15/2019      3,773,406            4,104,852
             Federal Home Loan Mtg Corp., CMO Series 3480 Class VA, 6.00%, 6/15/2019      2,272,435            2,533,657
             Federal Home Loan Mtg Corp., CMO Series 3563 Class BC, 4.00%, 6/15/2022        681,802              699,984
             Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00%, 10/15/2021     1,334,253            1,384,462
             Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020      2,609,919            2,743,181
             Federal Home Loan Mtg Corp., CMO Series 3678 Class AL, 4.50%, 10/15/2027     1,931,957            2,015,467
             Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036       991,111            1,059,063
             Federal Home Loan Mtg Corp., CMO Series 3872 Class DT, 4.00%, 6/15/2026      1,175,476            1,294,561
             Federal Home Loan Mtg Corp., CMO Series 3920 Class AB, 3.00%, 9/15/2025      2,880,246            2,970,152
             Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041      3,896,170            3,892,249
             Federal Home Loan Mtg Corp., CMO Series R003 Class VA, 5.50%, 8/15/2016        886,696              931,159
             Federal Home Loan Mtg Corp., CMO Series R012 Class AB, 5.50%, 12/15/2020       590,773              602,442
             Federal Home Loan Mtg Corp., Pool 1N1736, 5.355%, 4/1/2037                     484,688              510,928
             Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019                      806,337              849,331
             Federal Home Loan Mtg Corp., Pool C90041, 6.50%, 11/1/2013                       4,504                4,638
             Federal Home Loan Mtg Corp., Pool D37120, 7.00%, 7/1/2023                       12,494               13,859
             Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018                    2,387,862            2,533,873
             Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019                    2,088,727            2,228,277
             Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020                      553,195              582,519
             Federal Home Loan Mtg Corp., Pool G13517, 4.00%, 5/1/2024                    1,531,785            1,609,152
             Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025                    2,411,010            2,580,816
             Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024                   2,986,007            3,164,001
             Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025                   2,679,847            2,822,738
             Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026                    3,691,151            3,851,053
             Federal Home Loan Mtg Corp., REMIC Series 3626 Class AV, 5.50%,
             10/15/2020                                                                   2,585,860            2,745,862
             Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%,
             3/25/2023                                                                       48,341               53,697
             Federal National Mtg Assoc., CMO Series 2002-18 Class PC, 5.50%,
             4/25/2017                                                                      437,579              451,276
             Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%,
             3/25/2018                                                                      790,470              842,613
             Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%,
             2/25/2018                                                                    1,827,134            1,960,262
             Federal National Mtg Assoc., CMO Series 2003-49 Class YD, 5.50%,
             6/25/2023                                                                      838,167              896,490
             Federal National Mtg Assoc., CMO Series 2003-66 Class PA, 3.50%,
             2/25/2033                                                                      349,741              364,973
             Federal National Mtg Assoc., CMO Series 2003-89 Class XC, 6.00%,
             9/25/2014                                                                      711,661              741,618
             Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%,
             2/25/2018                                                                      878,018              937,750
             Federal National Mtg Assoc., CMO Series 2003-92 Class KH, 5.00%,
             3/25/2032                                                                    2,000,000            2,102,530
             Federal National Mtg Assoc., CMO Series 2003-W3 Class 1A2, 7.00%,
             8/25/2042                                                                    3,571,189            4,096,621
             Federal National Mtg Assoc., CMO Series 2004-2 Class QL, 4.00%,
             2/25/2019                                                                    2,000,000            2,137,659
             Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50%,
             1/25/2030                                                                    2,540,491            2,681,422
             Federal National Mtg Assoc., CMO Series 2004-35 Class CA, 4.00%,
             12/25/2017                                                                     353,124              357,690
             Federal National Mtg Assoc., CMO Series 2005-26 Class G, 5.00%,
             6/25/2032                                                                    1,659,351            1,748,137
             Federal National Mtg Assoc., CMO Series 2005-99 Class VA, 5.50%,
             11/25/2016                                                                   1,206,032            1,314,863
             Federal National Mtg Assoc., CMO Series 2006-121 Class VA, 5.50%,
             3/25/2017                                                                      856,532              911,028
             Federal National Mtg Assoc., CMO Series 2007-60 Class VA, 6.00%,
             12/25/2017                                                                   3,196,921            3,419,658
             Federal National Mtg Assoc., CMO Series 2007-65 Class PB, 6.00%,
             10/25/2032                                                                   2,916,000            2,966,248
             Federal National Mtg Assoc., CMO Series 2007-79 Class MB, 5.50%,
             12/25/2030                                                                   1,000,000            1,015,420
             Federal National Mtg Assoc., CMO Series 2008-54 Class EA, 5.00%,
             7/25/2019                                                                    2,211,579            2,361,744
             Federal National Mtg Assoc., CMO Series 2008-77 Class VA, 6.00%,
             7/25/2019                                                                    3,061,441            3,383,568
             Federal National Mtg Assoc., CMO Series 2009-111 Class VB, 4.50%,
             2/25/2021                                                                    1,706,463            1,827,575
             Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 2.739%,
             3/25/2039                                                                    1,929,132            1,812,696
             Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00%,
             2/25/2024                                                                      644,578              685,373
             Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%,
             7/25/2024                                                                    1,471,165            1,542,001
             Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%,
             8/25/2019                                                                      961,980            1,013,730
             Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%,
             8/25/2019                                                                    1,380,018            1,455,205
             Federal National Mtg Assoc., CMO Series 2010-46 Class VM, 5.00%,
             5/25/2021                                                                    2,641,788            2,899,905
             Federal National Mtg Assoc., CMO Series 2010-6 Class VA, 5.00%,
             2/25/2021                                                                    2,964,023            3,263,837
             Federal National Mtg Assoc., CMO Series 2010-69 Class EJ, 2.50%,
             7/25/2024                                                                    2,356,905            2,394,479
             Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00%,
             12/25/2022                                                                   2,946,120            3,188,859
             Federal National Mtg Assoc., CMO Series 2011-106 Class LV, 3.50%,
             1/25/2023                                                                    3,926,702            4,138,258
             Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%,
             1/25/2023                                                                    3,282,238            3,556,371
             Federal National Mtg Assoc., CMO Series 2011-118 Class V, 4.00%,
             10/25/2029                                                                   3,173,696            3,405,760
             Federal National Mtg Assoc., CMO Series 2011-24 Class VH, 4.00%,
             6/25/2022                                                                    3,963,272            4,294,570
             Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%,
             7/25/2024                                                                    3,876,817            4,106,018
             Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%,
             8/25/2026                                                                    7,418,676            7,753,949
             Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%,
             11/25/2022                                                                   2,319,829            2,467,388
             Federal National Mtg Assoc., CMO Series 2011-88 Class WA, 2.50%,
             9/25/2026                                                                    3,875,632            3,962,311
             Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017                        7,116                7,918
             Federal National Mtg Assoc., Pool 050811, 7.50%, 12/1/2012                       3,018                3,083
             Federal National Mtg Assoc., Pool 050832, 7.50%, 6/1/2013                        2,078                2,131
             Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018                       40,952               46,110
             Federal National Mtg Assoc., Pool 190555, 7.00%, 1/1/2014                        4,996                5,187
             Federal National Mtg Assoc., Pool 251759, 6.00%, 5/1/2013                        5,665                6,111
             Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022                       54,109               60,139
             Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024                      156,148              177,258
             Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018                       39,512               43,023
             Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017                      14,065               16,169
             Federal National Mtg Assoc., Pool 725866, 4.50%, 9/1/2034                    4,124,945            4,391,132
             Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018                    1,207,008            1,273,064
             Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023                    1,227,086            1,294,240
             Federal National Mtg Assoc., Pool 895572, 2.695%, 6/1/2036                     791,451              836,987
             Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019                    2,129,486            2,268,402
             Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024                    2,521,928            2,659,944
             Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025                    2,609,558            2,773,573
             Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026                    4,890,996            5,166,687
             Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019                    1,613,784            1,702,101
             Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019                    1,202,551            1,280,999
             Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019                      799,639              851,803
             Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020                    1,995,868            2,105,095
             Federal National Mtg Assoc., REMIC Series 2002-59 Class B, 5.50%,
             9/25/2017                                                                      862,934              922,084
             Federal National Mtg Assoc., REMIC Series 2006-B1 Class AB, 6.00%,
             6/25/2016                                                                       99,925              100,000
             Federal National Mtg Assoc., Series 2011-98 Class VC, 3.50%, 1/25/2023       4,417,538            4,672,429
             Government National Mtg Assoc., CMBS Series 2004-45 Class C, 5.67%,
             10/16/2033                                                                   3,000,000            3,328,412
             Government National Mtg Assoc., CMBS Series 2005-67 Class C, 4.907%,
             3/16/2035                                                                    2,000,000            2,157,303
             Government National Mtg Assoc., CMBS Series 2009-105 Class A, 3.456%,
             12/16/2050                                                                   2,908,721            3,002,134
             Government National Mtg Assoc., CMO Series 2004-45 Class C, 5.585%,
             11/20/2059                                                                   5,229,922            5,732,093
             Government National Mtg Assoc., CMO Series 2008-56 Class CH, 5.00%,
             5/20/2035                                                                    1,213,084            1,222,287
             Government National Mtg Assoc., CMO Series 2009-92 Class VA, 5.00%,
             10/20/2020                                                                   1,327,050            1,463,182
             Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%,
             1/20/2022                                                                      928,421            1,030,063
             Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016                   14,909               16,226
             Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019                  702,814              764,581
             Government National Mtg Assoc., Pool 453928, 7.00%, 7/15/2017                   13,439               14,365
             Government National Mtg Assoc., Pool 714631, 5.691%, 10/20/2059              2,148,121            2,352,068
             Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061               4,085,754            4,513,125
             Government National Mtg Assoc., Pool 731491, 5.156%, 12/20/2060              4,321,102            4,820,655
             Government National Mtg Assoc., Pool 751388, 5.307%, 1/20/2061               3,561,025            3,989,252
             Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061                5,385,567            6,031,586
             Government National Mtg Assoc., Pool 757313, 4.307%, 12/20/2060              5,793,104            6,240,440
             Government National Mtg Assoc., Pool 765151, 4.692%, 7/20/2061               3,049,120            3,359,446
             Government National Mtg Assoc., Pool 894205, 4.00%, 8/20/2039                2,190,108            2,313,477

            TOTAL MORTGAGE BACKED (Cost $275,035,167)                                                        279,317,679

TOTAL INVESTMENTS -- 91.00% (Cost $388,794,243)                                                          $   401,343,971

OTHER ASSETS LESS LIABILITIES -- 9.00%                                                                        39,694,371

NET ASSETS -- 100.00%                                                                                    $   441,038,342

Footnote Legend
a Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2011, the aggregate value of these securities in the Fund's portfolio was $2,821,953, representing 0.64% of the Fund's net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO        Collateralized Mortgage Obligation
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit
VA         Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by a Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1               Level 2             Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $   40,649,202     $   40,649,202        $           --       $          --
    U.S. Government Agencies               81,377,090                 --            78,555,137           2,821,953
    Mortgage Backed                       279,317,679                 --           279,317,679                  --

Total Investments in Securities        $  401,343,971     $   40,649,202        $  357,872,816       $   2,821,953

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2011, is as follows:

                                             U.S. Government
                                                 Agencies

Beginning Balance 09/30/2011                  $   2,852,955
Accrued Discounts/(Premiums)                            739
Net Realized Gain/(Loss)                                427
Gross Purchases                                          --
Gross Sales                                         (27,383)
Change in Unrealized Appreciation(Depreciation)      (4,785)
Transfers into Level 3 (a)                               --
Transfers out of Level 3 (a)                             --

Ending Balance 12/31/2011 (b)                 $   2,821,953

(a) There were no transfers into or out of level 3 for the three months ended December 31, 2011.

(b) Level 3 Securities represent 0.64% of Total Net Assets at the period ended December 31, 2011.

Other Notes: It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Funds recognized no significant transfers between Levels 1 and 2 for the three months ended December 31, 2011.

Thornburg Limited Term Income Fund                                                      December 31, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
            U.S. TREASURY SECURITIES -- 1.33%
                United States Treasury Notes, 1.00% due 4/30/2012                   NR/NR    $   2,500,000 $   2,507,910
                United States Treasury Notes, 1.75% due 4/15/2013                   NR/NR        2,500,000     2,549,854
                United States Treasury Notes, 2.50% due 3/31/2015                   NR/NR        6,500,000     6,931,640
                United States Treasury Notes, 5.125% due 5/15/2016                  NR/NR        1,000,000     1,190,156
                United States Treasury Notes, 4.875% due 8/15/2016                  NR/NR        2,000,000     2,372,578
                United States Treasury Notes, 3.00% due 2/28/2017                   NR/NR        2,000,000     2,212,188
                United States Treasury Notes, 2.125% due 8/15/2021                  NR/NR        5,000,000     5,128,125

            TOTAL U.S. TREASURY SECURITIES (Cost $21,464,478)                                                 22,892,451

            U.S. GOVERNMENT AGENCIES -- 2.21%
       a        Agribank FCB, 9.125% due 7/15/2019                                   A/NR        9,435,000    12,285,229
                EJM Airport LLC GSA Lease Revenue Bond, 6.271% due 5/15/2020        NR/NR        5,758,398     6,613,117
                Federal National Mtg Assoc., 7.491% due 8/1/2014                   AA+/Aaa          14,087        14,087
                Federal National Mtg Assoc., 2.00% due 3/26/2015                   AA+/Aaa       3,000,000     3,032,602
                Private Export Funding Corp., 5.45% due 9/15/2017                  AA+/Aaa       3,000,000     3,634,683
                Small  Business  Administration   Participation  Certificates,
                Series 2001-20J Class 1, 5.76% due 10/1/2021                        NR/NR        1,735,853     1,909,941
                Small  Business  Administration   Participation  Certificates,
                Series 2008-20D Class 1, 5.37% due 4/1/2028                         NR/NR        2,789,519     3,108,288
                Small  Business  Administration,  Series  2005-P10A  Class  1,
                4.638% due 2/10/2015                                                NR/NR        1,327,333     1,411,077
       a        U.S. Department of Transportation, 6.001% due 12/7/2021             NR/NR        3,000,000     3,402,031
     a,b        U.S. Department of Transportation Headquarters, Series 2004
                Class A-2, 5.594% due 12/7/2021                                     NR/NR        2,352,362     2,586,790

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $34,956,628)                                                 37,997,845

            OTHER GOVERNMENT -- 2.85%
     a,c        Emirate of Abu Dhabi, 5.50% due 4/8/2014                            AA/Aa2       1,000,000     1,088,700
       c        Export-Import Bank of Korea, 8.125% due 1/21/2014                    A/A1        1,250,000     1,381,488
       c        Export-Import Bank of Korea, 5.875% due 1/14/2015                    A/A1        3,000,000     3,217,422
     b,c        Government of Aruba, 6.80% due 4/2/2014                             A-/NR        5,616,000     5,896,800
     a,c        Government of Bermuda, 5.603% due 7/20/2020                        AA-/Aa2       3,000,000     3,360,000
       c        Korea Finance Corp., 4.625% due 11/16/2021                           A/A1        7,500,000     7,442,167
     a,c        Korea Housing Finance Co., 3.50% due 12/15/2016                     NR/Aa3       6,000,000     6,043,908
     a,c        Northern Rock Asset Management, 5.625% due 6/22/2017               AAA/Aaa      10,000,000    10,515,000
       c        Province of Nova Scotia Canada, 5.75% due 2/27/2012                 A+/Aa2         500,000       503,418
       c        Province of Ontario Canada, 4.10% due 6/16/2014                    AA-/Aa1       4,000,000     4,302,112
     a,c        State of Qatar, 3.125% due 1/20/2017                                NR/NR        4,000,000     4,034,800
     a,c        State of Qatar, 4.50% due 1/20/2022                                 NR/NR        1,000,000     1,030,000

            TOTAL OTHER GOVERNMENT (Cost $47,639,889)                                                         48,815,815

            MORTGAGE BACKED -- 10.89%
                Federal  Home Loan Mtg Corp.,  CMO Series 2528 Class HN, 5.00%
                due 11/15/2017                                                     AA+/Aaa         824,651       876,357
                Federal  Home Loan Mtg Corp.,  CMO Series 2627 Class GY, 4.50%
                due 6/15/2018                                                      AA+/Aaa       4,184,262     4,428,017
                Federal  Home Loan Mtg Corp.,  CMO Series 2628 Class AB, 4.50%
                due 6/15/2018                                                      AA+/Aaa       1,183,959     1,234,603
                Federal  Home Loan Mtg Corp.,  CMO Series  2640 Class G, 4.50%
                due 7/15/2018                                                      AA+/Aaa       1,633,389     1,702,547
                Federal  Home Loan Mtg Corp.,  CMO Series 2654 Class OG, 5.00%
                due 2/15/2032                                                      AA+/Aaa         972,101     1,015,700
                Federal  Home Loan Mtg Corp.,  CMO Series 2682 Class JG, 4.50%
                due 10/15/2023                                                     AA+/Aaa       3,626,150     3,859,152
                Federal  Home Loan Mtg Corp.,  CMO Series 2778 Class JD, 5.00%
                due 12/15/2032                                                     AA+/Aaa       3,773,284     3,965,745
                Federal  Home Loan Mtg Corp.,  CMO Series 2780 Class VJ, 5.00%
                due 4/15/2015                                                      AA+/Aaa         903,403       932,040
                Federal  Home Loan Mtg Corp.,  CMO Series 2808 Class VA, 5.50%
                due 5/15/2015                                                      AA+/Aaa       1,995,892     2,134,369
                Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB, 5.00%
                due 6/15/2019                                                      AA+/Aaa         485,208       503,581
                Federal  Home Loan Mtg Corp.,  CMO Series 2825 Class VP, 5.50%
                due 6/15/2015                                                      AA+/Aaa       2,247,429     2,402,747
                Federal  Home Loan Mtg Corp.,  CMO Series 2827 Class BU, 3.50%
                due 7/15/2019                                                      AA+/Aaa       3,000,000     3,126,755
                Federal  Home Loan Mtg Corp.,  CMO Series 2943 Class BV, 5.00%
                due 3/15/2016                                                      AA+/Aaa       2,211,533     2,358,887
                Federal  Home Loan Mtg Corp.,  CMO Series  3083 Class U, 4.50%
                due 1/15/2017                                                      AA+/Aaa       2,588,766     2,681,592
                Federal  Home Loan Mtg Corp.,  CMO Series 3138 Class PC, 5.50%
                due 6/15/2032                                                      AA+/Aaa       3,038,371     3,084,578
                Federal  Home Loan Mtg Corp.,  CMO Series 3195 Class PD, 6.50%
                due 7/15/2036                                                       NR/NR        4,917,946     5,466,387
                Federal  Home Loan Mtg Corp.,  CMO Series 3291 Class BY, 4.50%
                due 3/15/2022                                                      AA+/Aaa       4,000,000     4,393,853
                Federal  Home Loan Mtg Corp.,  CMO Series 3504 Class PC, 4.00%
                due 1/15/2039                                                      AA+/Aaa       1,069,211     1,112,606
                Federal  Home Loan Mtg Corp.,  CMO Series 3563 Class BC, 4.00%
                due 6/15/2022                                                      AA+/Aaa       1,363,603     1,399,967
                Federal  Home Loan Mtg Corp.,  CMO Series 3589 Class CA, 4.00%
                due 10/15/2021                                                     AA+/Aaa       2,001,379     2,076,694
                Federal  Home Loan Mtg Corp.,  CMO Series 3872 Class DT, 4.00%
                due 6/15/2026                                                       NR/NR          881,607       958,525
                Federal  Home Loan Mtg Corp.,  CMO Series 3919 Class VB, 4.00%
                due 8/15/2024                                                       NR/NR        5,910,494     6,383,445
                Federal  Home Loan Mtg Corp.,  CMO Series 3922 Class PQ, 2.00%
                due 4/15/2041                                                       NR/NR        5,844,255     5,915,172
                Federal Home Loan Mtg Corp., Pool P10039, 5.00% due 4/1/2013       AA+/Aaa         407,596       420,060
                Federal  Home Loan Mtg  Corp.,  REMIC  Series  3626  Class AV,
                5.50% due 10/15/2020                                               AA+/Aaa       4,309,766     4,576,437
                Federal  National  Mtg  Assoc.,  CMO Series  2003-4  Class PE,
                5.00% due 2/25/2018                                                AA+/Aaa       1,841,250     1,975,406
                Federal  National  Mtg Assoc.,  CMO Series  2003-74  Class KN,
                4.50% due 8/25/2018                                                AA+/Aaa         905,073       942,391
                Federal  National  Mtg Assoc.,  CMO Series  2003-92  Class VG,
                5.00% due 9/25/2014                                                AA+/Aaa         578,183       604,584
                Federal  National Mtg Assoc.,  CMO Series  2003-W3  Class 1A2,
                7.00% due 8/25/2042                                                AA+/Aaa       2,044,841     2,357,844
                Federal  National  Mtg Assoc.,  CMO Series  2004-33  Class MW,
                4.50% due 1/25/2030                                                AA+/Aaa       2,630,816     2,776,757
                Federal National Mtg Assoc.,  CMO Series 2005-35 Class VG,
                5.00% due 4/25/2016                                                AA+/Aaa         970,238     1,008,999
                Federal  National  Mtg Assoc.,  CMO Series  2005-48  Class AR,
                5.50% due 2/25/2035                                                AA+/Aaa       1,537,803     1,678,611
                Federal  National  Mtg Assoc.,  CMO Series  2007-26  Class VH,
                5.50% due 2/25/2018                                                AA+/Aaa       3,986,060     4,321,844
                Federal  National  Mtg Assoc.,  CMO Series  2007-42  Class PA,
                5.50% due 4/25/2037                                                AA+/Aaa       2,574,425     2,764,959
                Federal  National  Mtg Assoc.,  CMO Series  2007-65  Class PB,
                6.00% due 10/25/2032                                               AA+/Aaa       3,000,000     3,051,695
                Federal  National  Mtg Assoc.,  CMO Series  2008-54  Class EA,
                5.00% due 7/25/2019                                                AA+/Aaa       2,948,772     3,128,651
                Federal  National  Mtg Assoc.,  CMO Series  2008-55  Class VA,
                5.00% due 7/25/2019                                                AA+/Aaa       3,685,239     3,899,301
                Federal  National Mtg Assoc.,  CMO Series  2009-111  Class VB,
                4.50% due 2/25/2021                                                AA+/Aaa       1,706,463     1,811,553
                Federal  National  Mtg Assoc.,  CMO Series  2009-17  Class AH,
                2.739% due 3/25/2039                                               AA+/Aaa       3,215,221     3,021,161
                Federal  National  Mtg Assoc.,  CMO Series  2009-49  Class KA,
                5.00% due 2/25/2024                                                AA+/Aaa       1,504,016     1,599,203
                Federal National Mtg Assoc.,  CMO Series 2009-5 Class A, 4.50%
                due 12/25/2023                                                     AA+/Aaa       4,295,794     4,568,903
                Federal  National  Mtg Assoc.,  CMO Series  2009-52  Class AJ,
                4.00% due 7/25/2024                                                AA+/Aaa       2,451,941     2,570,001
                Federal  National  Mtg Assoc.,  CMO Series  2009-65  Class GA,
                4.50% due 11/25/2023                                               AA+/Aaa       1,139,252     1,198,131
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class NK,
                4.50% due 8/25/2019                                                AA+/Aaa       2,404,950     2,587,576
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class PA,
                5.00% due 8/25/2035                                                AA+/Aaa       2,222,128     2,284,700
                Federal  National  Mtg Assoc.,  CMO Series  2009-89  Class BV,
                4.50% due 12/25/2020                                               AA+/Aaa       2,521,190     2,684,619
                Federal  National Mtg Assoc.,  CMO Series  2011-100  Class VE,
                4.00% due 12/25/2022                                                NR/NR        7,593,017     8,083,564
                Federal  National Mtg Assoc.,  CMO Series  2011-103  Class VA,
                4.00% due 12/25/2022                                                NR/NR        2,918,623     3,151,401
                Federal  National  Mtg Assoc.,  CMO Series  2011-15  Class VA,
                4.00% due 4/25/2022                                                AA+/Aaa       1,878,273     2,019,106
                Federal  National  Mtg Assoc.,  CMO Series  2011-24  Class VH,
                4.00% due 6/25/2022                                                 NR/NR        4,727,653     5,095,834
                Federal  National  Mtg Assoc.,  CMO Series  2011-88  Class WA,
                2.50% due 9/25/2026                                                 NR/NR        3,148,951     3,224,693
                Federal  National  Mtg Assoc.,  CMO Series  2011-89  Class VA,
                4.00% due 9/25/2023                                                 NR/NR        6,812,125     7,262,057
                Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018       AA+/Aaa         652,768       696,268
                Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021       AA+/Aaa       2,891,106     3,140,730
                Government  National Mtg Assoc., CMO Series 2009-35 Series KV,
                4.50% due 6/20/2020                                                AA+/Aaa       4,041,490     4,377,855
                Government  National Mtg Assoc.,  CMO Series 2009-68 Class DP,
                4.50% due 11/16/2038                                               AA+/Aaa       2,459,287     2,635,980
                Government  National  Mtg  Assoc.,  Pool  003007,   8.50%  due
                11/20/2015                                                         AA+/Aaa          13,138        14,183
                Government  National  Mtg  Assoc.,  Pool  714631,  5.691%  due
                10/20/2059                                                         AA+/Aaa       5,799,926     6,350,583
                Government  National  Mtg  Assoc.,  Pool  721652,  5.044%  due
                5/20/2061                                                          AA+/Aaa       5,956,843     6,579,931
                Government  National  Mtg  Assoc.,  Pool  731491,  5.156%  due
                12/20/2060                                                         AA+/Aaa       4,138,122     4,616,522
                Government  National  Mtg  Assoc.,  Pool  751388,  5.307%  due
                1/20/2061                                                          AA+/Aaa       5,595,897     6,268,825
                Government  National  Mtg  Assoc.,  Pool  765151,  4.692%  due
                7/20/2061                                                          AA+/Aaa       4,929,410     5,431,105
                Government  National  Mtg  Assoc.,  Pool  827148,  2.375%  due
                2/20/2024                                                          AA+/Aaa          30,620        31,334

            TOTAL MORTGAGE BACKED (Cost $184,666,411)                                                        186,826,676

            ASSET BACKED SECURITIES -- 8.91%
            ADVANCE RECEIVABLE -- 1.05%
                AH Mtg  Advance  Trust,  Series  SART-1  Class  A2,  3.37% due
                5/10/2043                                                          AA+/Aaa       5,000,000     4,980,000
       b        AH Mtg  Advance  Trust,  Series  SART-2  Class  B1,  6.90% due
                9/15/2043                                                           BBB/NR      10,000,000    10,050,000
                GSAF Series 2011-1A Class A, 3.72% due 2/15/2023                    NR/Aaa       3,000,000     2,992,500

                                                                                                              18,022,500
            AUTO RECEIVABLES -- 0.08%
                Santander Drive Auto Receivables Trust, 2.86% due 6/15/2017          A/NR        1,321,425     1,313,880

                                                                                                               1,313,880
            COMMERCIAL MTG TRUST -- 2.23%
                Banc of America  Commercial Mtg Inc., Series 2002-PB2 Class C,
                6.349% due 6/11/2035                                                A/Aa1        3,045,000     3,061,776
                Banc of America  Commercial Mtg Inc.,  Series 2006-6 Class A3,
                5.369% due 10/10/2045                                              AAA/Aaa       3,000,000     3,164,388
                Citigroup  Commercial Mtg Trust,  Series  2004-HYB2  Class B1,
                2.885% due 3/25/2034                                               B+/Caa2         397,327       319,013
                Commercial  Mtg  Pass-Through  Certificates,  Series  2011-THL
                Class A, 3.376% due 6/9/2028                                        NR/Aaa       5,000,000     5,068,645
                Commercial  Mtg  Pass-Through  Certificates,  Series  2011-THL
                Class B, 4.554% due 6/9/2028                                        NR/Aa2       1,500,000     1,512,513
                Credit  Suisse  Commercial  Mtg Capital  Certificates,  Series
                2007-C2 Class A2, 5.448% due 1/15/2049                             AAA/Aaa       2,922,083     2,950,308
                DBUBS Mtg Trust CMO  Series  2011-LC1A  Class A1,  3.742%  due
                6/1/2017                                                            NR/Aaa       5,404,590     5,671,581
                DBUBS Mtg Trust CMO Series  2011-LC2A  Class A1FL,  1.627% due
                7/12/2044                                                           NR/Aaa       1,441,261     1,434,983
                JPMorgan  Chase  Commercial  Mtg,  Series  2004-C3  Class A-5,
                4.878% due 1/15/2042                                                NR/Aaa       5,000,000     5,321,447
                JPMorgan Chase Series 2011-FL1 Class B, 4.028% due 11/15/2028       AA/Aa2       2,725,000     2,711,375
                Morgan  Stanley  Re-REMIC  Trust Series  2009-GG10  Class A4A,
                5.79% due 8/12/2045                                                 NR/Aaa       2,838,000     3,181,795
                Wachovia Bank  Commercial Mtg Trust,  Series 2004-C10 Class C,
                4.842% due 2/15/2041                                               AA+/Aaa       4,000,000     3,916,026

                                                                                                              38,313,850
            CREDIT CARD -- 0.41%
                First  Financial  Bank USA,  Series  2010-C Class B, 5.19% due
                9/17/2018                                                           AA-/NR       2,000,000     2,009,091
                First  Financial  Bank USA,  Series  2010-D Class A, 3.72% due
                6/17/2019                                                           AAA/NR       5,000,000     5,094,071

                                                                                                               7,103,162
            OTHER ASSET BACKED -- 1.61%
     a,c        Cie Financement Foncier, 2.50% due 9/16/2015                       AAA/Aaa       6,000,000     5,806,248
                MIRAMAX LLC, 6.25% due 10/20/2021                                   NR/NR        7,000,000     6,999,919
                Nomura Asset Securities Corp.,  Series 1998-D6 Class A2, 7.07%
                due 3/15/2030                                                      AAA/Aaa       5,683,000     5,930,923
                Northwind   Holdings  LLC,  Floating  Rate  Bond,  1.307%  due
                12/1/2037                                                           A/Baa1       4,900,000     3,839,542
                Sonic Capital LLC, 5.438% due 5/20/2041                             NR/NR        4,912,500     5,035,312

                                                                                                              27,611,944
            RESIDENTIAL MTG TRUST -- 2.41%
                Arran  Residential Mtgs Funding plc, Series 2011-1A Class A2C,
                1.929% due 11/19/2047                                               NR/Aaa       5,000,000     4,969,392
                Banc of America Mtg Securities,  Inc.,  Series 2005 A Class B1
                Floating Rate Note, 3.238% due 2/25/2035                            NR/NR        2,751,540     1,094,220
                Bear  Stearns  Mtg,  Series  2004-3  Class  1-A2,  2.827%  due
                7/25/2034                                                          BBB+/B1         281,577       216,772
                Countrywide  Home Loan,  Series  2004  Class  1-A,  2.683% due
                7/20/2034                                                           A/Ba3          482,465       402,270
                FNBC Trust, Series 1993 A, 8.08% due 1/5/2018                       A+/Aa1         921,442     1,073,647
                Home Equity  Asset Trust Series  2006-3  Class 2A,  0.474% due
                7/25/2036                                                           AAA/A1       2,270,957     2,175,420
                Merrill  Lynch Mtg  Investors,  Series 2003 E Class B3, 2.544%
                due 10/25/2028                                                      A+/B3        1,091,214       470,734
                Merrill Lynch Mtg  Investors,  Series 2004 A4 Class M1, 2.606%
                due 8/25/2034                                                       CCC/NR         829,508       647,657
                New Century  Home Equity Loan Trust  Series  2005-2 Class A2C,
                0.594% due 6/25/2035                                               AAA/Aa1       7,932,463     7,760,797
                Option One Mtg Loan  Trust,  Series  2005-5  Class A3 Floating
                Rate Note, 0.504% due 12/25/2035                                   AAA/Baa2      1,966,789     1,539,244
                Popular ABS Mtg  Pass-Through  Trust Series  2005-4 Class AF5,
                5.537% due 9/25/2035                                               AAA/Baa1      7,000,000     6,930,686
                Residential Asset Mtg Products, Inc., 0.594% due 3/25/2035          NR/Aa3       1,111,833     1,003,957
       c        Silverstone  Master  Issuer,  Series 2010-1A Class A1 Floating
                Rate Note, 1.812% due 1/21/2055                                    AAA/Aaa       5,000,000     4,976,864
                Structured Asset Securities Corp., 2.386% due 3/25/2033            AAA/Baa1      3,191,390     2,662,528
                Structured Asset  Securities  Corp.  Series 2004-3 Class 3-A1,
                5.50% due 3/25/2019                                                AAA/Baa2      2,018,116     2,093,556
                Washington  Mutual Mtg Series 2003-S13 Class 21-A1,  4.50% due
                12/25/2018                                                          AAA/NR       1,703,374     1,761,195
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                2.724% due 2/25/2035                                                 CC/C          943,495       104,213
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                3.439% due 3/25/2035                                                NR/NR        1,025,378       138,516
                Wells Fargo  Mortgage  Backed  Securities,  CMO Series  2003-7
                Class A2, 4.50% due 8/25/2018                                      AAA/Baa2      1,225,096     1,244,713

                                                                                                              41,266,381
            STUDENT LOAN -- 1.12%
                SLM Student  Loan Trust Series  2003-C Class A2 Floating  Rate
                Bond, 0.936% due 9/15/2020                                         AA-/Aa2       3,965,784     3,789,101
                SLM Student  Loan Trust Series  2004-B Class A3 Floating  Rate
                Bond, 0.876% due 3/15/2024                                          A+/Aaa       8,000,000     5,652,019
                SLM Student  Loan Trust Series  2006-B Class A3 Floating  Rate
                Bond, 0.686% due 12/15/2022                                         A/Aaa        4,888,534     4,837,925
                SLM  Student  Loan Trust  Series  2011-B  Class A2,  3.74% due
                2/15/2029                                                          AAA/Aaa       5,000,000     4,985,391

                                                                                                              19,264,436

            TOTAL ASSET BACKED SECURITIES (Cost $158,310,201)                                                152,896,153

            CORPORATE BONDS -- 54.80%
            AUTOMOBILES & COMPONENTS -- 1.32%
              Automobiles -- 1.32%
       a        American Honda Finance, 2.60% due 9/20/2016                         NR/NR        5,000,000     5,022,435
       a        Harley-Davidson Funding Corp., 5.75% due 12/15/2014                BBB/Baa1      5,000,000     5,397,900
       a        Harley-Davidson Funding Corp., 5.25% due 12/15/2012                BBB/Baa1      3,000,000     3,090,969
       a        Hyundai Capital America, 3.75% due 4/6/2016                        BBB/Baa2        500,000       498,459
       c        Hyundai Capital Services, Inc., 6.00% due 5/5/2015                BBB+/Baa2      8,000,000     8,584,384

                                                                                                              22,594,147
            BANKS -- 9.81%
              Commercial Banks -- 9.81%
     a,c        ANZ National International Ltd., 3.125% due 8/10/2015              AA-/Aa3       4,000,000     3,998,944
     a,c        ANZ National International Ltd., 6.20% due 7/19/2013               AA-/Aa3       1,000,000     1,061,063
                Associated Banc Corp., 5.125% due 3/28/2016                        BBB/Baa1      3,000,000     3,092,130
     a,c        Australia and New Zealand Bank, 2.40% due 11/23/2016                NR/Aaa       6,000,000     5,943,342
     a,c        Banco Santander, 2.659% due 3/18/2014                               BBB/NR       7,883,000     7,509,976
     a,c        Bank of China Hong Kong, 3.75% due 11/8/2016                        A+/Aa3       4,000,000     4,082,008
     a,c        Barclays Bank plc, 2.50% due 9/21/2015                             AAA/Aaa       5,000,000     4,932,320
     a,c        BNP Paribas Home Loan Covered Bonds SA, 2.20% due 11/2/2015        AAA/Aaa      10,000,000     9,615,690
       a        CoBank, ACB, 7.875% due 4/16/2018                                    A/NR        3,786,000     4,530,188
       c        Corp Andina de Fomento, 3.75% due 1/15/2016                         A+/A1       11,000,000    11,169,488
     a,c        Credit Agricole London, 1.862% due 1/21/2014                        A+/Aa3       7,000,000     6,470,016
     a,c        Danske Bank A/S, 3.75% due 4/1/2015                                  A/A2        4,000,000     3,838,896
                First Niagara Finance Group, 7.25% due 12/15/2021                 BBB-/Baa3      4,000,000     4,095,536
                First Niagara Finance Group, 6.75% due 3/19/2020                   BBB/Baa2        740,000       779,244
     a,c        HSBC Bank plc, 3.50% due 6/28/2015                                 AA-/Aa2       2,000,000     2,016,148
                HSBC Bank USA, N.A., 4.875% due 8/24/2020                            A/A1        1,000,000       927,936
       c        HSBC Holdings plc, 4.875% due 1/14/2022                             A+/Aa2       2,000,000     2,113,786
     a,c        Intesa Sanpaolo SpA, 2.906% due 2/24/2014                            A/A2        5,000,000     4,402,230
     a,c        Kookmin Bank, 7.25% due 5/14/2014                                   AA/Aa1       5,000,000     5,522,705
     a,c        National Bank of Canada, 2.20% due 10/19/2016                       NR/Aaa       2,000,000     2,016,558
                National City Bank Floating Rate Note, 0.904% due 6/7/2017          A-/A3        4,000,000     3,668,972
                Nations Bank Corp., 7.23% due 8/15/2012                            A-/Baa1         250,000       250,476
                North Fork Bancorp, Inc., 5.875% due 8/15/2012                    BBB-/Baa2      2,000,000     2,039,642
                PNC Bank NA, 6.00% due 12/7/2017                                    A-/A3        2,482,000     2,756,949
       c        Royal Bank of Scotland plc, 3.95% due 9/21/2015                      A/A2        4,000,000     3,750,816
       c        Royal Bank of Scotland plc, 4.875% due 3/16/2015                     A/A2        1,600,000     1,529,891
     a,c        Royal Bank of Scotland plc, 4.875% due 8/25/2014                     A/A2        5,000,000     4,892,395
     a,c        Santander Issuances, 6.50% due 8/11/2019                             A/A2        5,000,000     4,353,175
     a,c        Societe Generale, 3.10% due 9/14/2015                               A+/A1        6,000,000     5,251,434
    a, b        Sovereign Bank Lease Pass-Through Trust, 12.18% due 6/30/2020       A+/A2        5,920,404     7,578,117
     a,c        Standard Chartered plc, 3.20% due 5/12/2016                         A+/A2        5,000,000     4,892,645
       c        Svenska Handelsbanken AB, 3.125% due 7/12/2016                     AA-/Aa2       6,000,000     6,034,500
     a,c        Toronto-Dominion Bank, 2.20% due 7/29/2015                          NR/Aaa       3,000,000     3,071,865
                US Bank NA, 3.778% due 4/29/2020                                    A/Aa3       10,000,000    10,297,610
       a        Webster Bank, 5.875% due 1/15/2013                                BBB-/Baa1      3,000,000     3,051,600
                Wells Fargo & Co., 2.625% due 12/15/2016                            A+/NR        4,000,000     3,997,560
                Wells Fargo Bank NA, 0.671% due 5/16/2016                           A+/A1        4,629,000     4,069,104
       c        Westpac Banking Corp., 3.00% due 8/4/2015                          AA-/Aa2       2,000,000     2,023,204
                Whitney National Bank, 5.875% due 4/1/2017                         NR/Baa1       1,500,000     1,521,060
     a,c        Woori Bank, 4.75% due 1/20/2016                                     A-/A1        5,000,000     5,149,341

                                                                                                             168,298,560
            CAPITAL GOODS -- 1.58%
              Aerospace & Defense -- 0.09%
                Boeing Co., 5.00% due 3/15/2014                                      A/A2        1,500,000     1,641,692
              Industrial Conglomerates -- 0.79%
                General Electric Capital Corp.  Floating Rate Note, 0.703% due
                6/20/2014                                                          AA+/Aa2       4,000,000     3,845,812
                General Electric Co., 5.25% due 12/6/2017                          AA+/Aa2       2,500,000     2,869,405
     a,c        Smiths Group plc, 6.05% due 5/15/2014                             BBB+/Baa2      3,000,000     3,227,679
     a,c        Smiths Group plc, 7.20% due 5/15/2019                             BBB+/Baa2      3,000,000     3,602,040
              Machinery -- 0.70%
                Aeroquip Vickers, Inc., 6.875% due 4/9/2018                         A-/NR        1,500,000     1,817,896
                John Deere Capital Corp., 5.25% due 10/1/2012                        A/A2        1,600,000     1,655,693
     a,c        Volvo Treasury AB, 5.95% due 4/1/2015                              BBB/Baa2      8,000,000     8,497,320

                                                                                                              27,157,537
            COMMERCIAL & PROFESSIONAL SERVICES -- 0.31%
              Commercial Services & Supplies -- 0.31%
                Allied Waste North America, Inc., 6.875% due 6/1/2017              BBB/Baa3      4,000,000     4,230,000
                Science Applications International Corp., 6.25% due 7/1/2012        A-/A3        1,000,000     1,022,445

                                                                                                               5,252,445
            CONSUMER DURABLES & APPAREL -- 0.22%
              Household Durables -- 0.06%
                Fortune Brands, Inc., 6.375% due 6/15/2014                        BBB-/Baa2        970,000     1,060,636
              Textiles, Apparel & Luxury Goods -- 0.16%
                Nike, Inc., 5.15% due 10/15/2015                                    A+/A1        2,315,000     2,635,549

                                                                                                               3,696,185
            DIVERSIFIED FINANCIALS -- 7.34%
              Capital Markets -- 3.00%
       c        AMVESCAP plc, 5.375% due 2/27/2013                                  A-/A3        5,606,000     5,826,478
                Bank of New York Mellon, 2.40% due 1/17/2017                        A+/Aa2       7,000,000     6,984,187
     a,c        CDP Financial, Inc., 3.00% due 11/25/2014                          AAA/Aaa       4,000,000     4,159,664
       a        FMR LLC, 4.75% due 3/1/2013                                         A+/A2        5,000,000     5,126,865
                Goldman  Sachs  Group,  Inc.  Floating  Rate Note,  1.435% due
                2/7/2014                                                            A-/A1        3,000,000     2,804,100
     a,c        Gruposura Finance, 5.70% due 5/18/2021                             BBB-/NR       1,500,000     1,500,000
     a,c        IPIC GMTN Ltd., 3.125% due 11/15/2015                               AA/Aa3       1,000,000       997,500
     a,c        IPIC GMTN Ltd., 5.00% due 11/15/2020                                AA/Aa3       1,000,000     1,006,250
     a,c        Macquarie Group Ltd., 7.30% due 8/1/2014                            BBB/A2       3,000,000     3,123,306
     a,c        Macquarie Group Ltd., 7.625% due 8/13/2019                          BBB/A2       1,000,000     1,026,038
     a,c        Macquarie Group Ltd., 6.00% due 1/14/2020                           BBB/A2       1,000,000       938,004
     a,c        Macquarie Group Ltd., 4.875% due 8/10/2017                          BBB/A2       3,000,000     2,829,312
       c        Man Group plc, 6.50% due 8/1/2013                                  NR/Baa2       5,000,000     5,114,430
                Merrill Lynch & Co., 0.979% due 5/2/2017                          BBB+/Baa2      2,500,000     1,814,800
                Merrill Lynch & Co., 6.875% due 4/25/2018                          A-/Baa1       2,000,000     1,971,878
                Morgan Stanley Floating Rate Note, 2.953% due 5/14/2013             A-/A2        5,000,000     4,801,110
       c        Nomura Holdings, Inc., 5.00% due 3/4/2015                         BBB+/Baa2      1,500,000     1,510,457
              Consumer Finance -- 1.17%
                American Express Credit Co., 5.125% due 8/25/2014                  BBB+/A2       3,000,000     3,222,957
                American Express Credit Co., 2.80% due 9/19/2016                   BBB+/A2       8,000,000     8,039,200
     a,c        Banque PSA Finance, 2.274% due 4/4/2014                            BBB/Baa1      7,000,000     6,482,196
                Capital One Bank, 6.50% due 6/13/2013                              BBB/Baa1        300,000       316,440
                Western Union Co., 3.65% due 8/22/2018                              A-/A3        2,000,000     2,050,580
              Diversified Financial Services -- 3.17%
                Bank of America Corp., 4.50% due 4/1/2015                          A-/Baa1       1,000,000       964,986
                Bank of America Corp., 5.875% due 1/5/2021                         A-/Baa1       2,000,000     1,903,654
       a        Bank of America Covered Bond Issuer, 5.50% due 6/14/2012            AA/Aa3       3,000,000     3,060,390
     a,c        BM&F Bovespa SA, 5.50% due 7/16/2020                              BBB+/Baa1      1,000,000     1,025,000
                Citigroup, Inc., 6.50% due 8/19/2013                                A-/A3        1,000,000     1,040,963
                Citigroup, Inc., 5.00% due 9/15/2014                              BBB+/Baa1      3,000,000     2,969,124
                Citigroup, Inc., 6.00% due 12/13/2013                               A-/A3        2,000,000     2,069,518
       a        CME Group Index Services, 4.40% due 3/15/2018                       AA/Aa3       4,000,000     4,249,920
       c        IPIC GMTN Ltd., 3.75% due 3/1/2017                                  NR/NR        3,000,000     2,988,750
     a,c        IPIC GMTN Ltd., 5.50% due 3/1/2022                                  NR/NR        3,500,000     3,500,000
                JPMorgan Chase & Co., 4.35% due 8/15/2021                           A/Aa3        4,000,000     4,039,628
                JPMorgan Chase Bank NA, 0.872% due 6/13/2016                        A/Aa2       10,000,000     8,949,680
       c        Korea Development Bank, 8.00% due 1/23/2014                          A/A1        3,000,000     3,300,810
                MBNA Corp., 6.125% due 3/1/2013                                    A-/Baa1       1,305,000     1,310,272
     a,c        National  Agricultural   Cooperative  Federation,   5.00%  due
                9/30/2014                                                            A/A1        2,000,000     2,101,586
                National Rural Utilities CFC, 10.375% due 11/1/2018                 A+/A1        2,000,000     2,877,508
       a        USAA Capital Corp., 2.25% due 12/13/2016                            NR/Aa1       8,000,000     8,039,240

                                                                                                             126,036,781
            ENERGY -- 4.82%
              Energy Equipment & Services -- 0.90%
                Detroit  Edison  Corporate  Senior  Note  Series D,  5.40% due
                8/1/2014                                                             A/A2        2,000,000     2,195,634
                Nabors Industries, Inc., 9.25% due 1/15/2019                       BBB/Baa2      4,000,000     5,031,580
                Rowan Companies, Inc., 7.875% due 8/1/2019                        BBB-/Baa3      7,000,000     8,206,086
              Oil, Gas & Consumable Fuels -- 3.92%
     a,c        BG Energy Capital plc, 2.875% due 10/15/2016                         A/A2        5,000,000     5,109,280
       c        BP Capital Markets plc, 3.875% due 3/10/2015                         A/A2        2,000,000     2,135,614
                ConocoPhillips, 4.75% due 2/1/2014                                   A/A1        1,000,000     1,080,019
       a        DCP Midstream LLC, 9.75% due 3/15/2019                             BBB/Baa2      6,500,000     8,473,329
                Energy Transfer Partners LP, 9.70% due 3/15/2019                  BBB-/Baa3      3,856,000     4,724,179
                EQT Corp., 4.875% due 11/15/2021                                   BBB/Baa2      2,000,000     2,018,886
       a        Florida Gas Transmission, 4.00% due 7/15/2015                      BBB/Baa2      2,000,000     2,094,684
     a,c        Gazprom, 4.95% due 5/23/2016                                       BBB/Baa1      4,000,000     4,005,000
     a,c        Korea National Oil Corp., 4.00% due 10/27/2016                       A/A1        2,000,000     2,053,870
                Murphy Oil Corp., 6.375% due 5/1/2012                              BBB/Baa3        750,000       761,657
       c        Norsk Hydro A/S, 6.70% due 1/15/2018                               AA-/Aa2       1,000,000     1,219,170
       a        Northern Natural Gas Co., 5.75% due 7/15/2018                        A/A2           50,000        59,891
     a,c        Odebrecht Drill VIII/IX, 6.35% due 6/30/2021                       NR/Baa3       5,880,000     6,056,400
     a,c        Origin Energy Finance Ltd., 5.45% due 10/14/2021                  BBB+/Baa1     10,000,000    10,286,960
       a        Semco Energy, Inc., 5.15% due 4/21/2020                            BBB+/A3       3,000,000     3,325,596
       c        Shell International Finance, 3.10% due 6/28/2015                    AA/Aa1       3,000,000     3,216,420
                Sunoco Logistics, 8.75% due 2/15/2014                              NR/Baa2       5,000,000     5,588,610
                Valero Logistics, 6.875% due 7/15/2012                            BBB-/Baa3      2,700,000     2,759,802
     a,c        Woodside Finance Ltd., 8.125% due 3/1/2014                        BBB+/Baa1      2,000,000     2,236,548

                                                                                                              82,639,215
            FOOD, BEVERAGE & TOBACCO -- 2.22%
              Beverages -- 1.06%
                Anheuser-Busch Cos., Inc., 4.70% due 4/15/2012                     A-/Baa1       1,000,000     1,011,177
                Anheuser-Busch Cos., Inc., 4.375% due 1/15/2013                    A-/Baa1       2,000,000     2,068,932
                Coca Cola Enterprises, Inc., 5.71% due 3/18/2037                    A+/NR        3,380,000     4,252,161
       c        Coca Cola HBC Finance BV, 5.50% due 9/17/2015                       A-/A3        3,750,000     4,119,135
       c        Coca Cola HBC Finance BV, 5.125% due 9/17/2013                      A-/A3        6,524,000     6,790,734
              Food Products -- 0.12%
                Corn Products International, Inc., 3.20% due 11/1/2015             BBB/Baa2      1,000,000     1,033,199
                Kraft Foods, Inc., 6.00% due 2/11/2013                            BBB-/Baa2      1,000,000     1,053,539
              Tobacco -- 1.04%
                Altria Group, Inc., 8.50% due 11/10/2013                           BBB/Baa1      1,000,000     1,128,947
                Altria Group, Inc., 9.70% due 11/10/2018                           BBB/Baa1      3,000,000     4,036,239
                Lorillard Tobacco Co., 8.125% due 6/23/2019                       BBB-/Baa2      5,000,000     5,955,990
                Lorillard Tobacco Co., 6.875% due 5/1/2020                        BBB-/Baa2      5,000,000     5,587,190
                UST, Inc., 5.75% due 3/1/2018                                       BBB/NR       1,000,000     1,109,421

                                                                                                              38,146,664
            HEALTH CARE EQUIPMENT & SERVICES -- 0.22%
              Health Care Providers & Services -- 0.22%
                Cigna Corp., 2.75% due 11/15/2016                                  BBB/Baa2      1,750,000     1,746,166
                Cigna Corp., 4.00% due 2/15/2022                                   BBB/Baa2      1,000,000       990,735
                Wellpoint, Inc., 6.00% due 2/15/2014                               A-/Baa1       1,000,000     1,089,961

                                                                                                               3,826,862
            HOTELS RESTAURANTS & LEISURE -- 0.28%
              Hotels, Restaurants & Leisure -- 0.28%
       a        Hyatt Hotels Corps., 5.75% due 8/15/2015                           BBB/Baa2      2,500,000     2,677,182
     a,c        TDIC Finance Ltd., 6.50% due 7/2/2014                               AA/A1        2,000,000     2,150,000

                                                                                                               4,827,182
            INSURANCE -- 4.08%
              Insurance -- 4.08%
                Aflac, Inc., 8.50% due 5/15/2019                                    A-/A3        3,000,000     3,676,650
                Alterra Finance LLC, 6.25% due 9/30/2020                          BBB+/Baa2      3,000,000     3,159,891
                Aon Corp., 3.50% due 9/30/2015                                    BBB+/Baa2      1,000,000     1,026,159
                CNA Financial Corp., 6.50% due 8/15/2016                          BBB-/Baa3      2,035,000     2,201,166
                CNA Financial Corp., 7.35% due 11/15/2019                         BBB-/Baa3      2,507,000     2,794,052
                Fidelity National Financial, 6.60% due 5/15/2017                  BBB-/Baa3      6,000,000     6,360,126
       a        Forethought Financial Group, Inc., 8.625% due 4/15/2021           BBB-/Baa3      5,700,000     5,763,595
       a        Genworth Life Institutional Fund, 5.875% due 5/3/2013                A/A2        1,000,000     1,016,317
                Hanover Insurance Group, 6.375% due 6/15/2021                     BBB-/Baa3      2,480,000     2,671,652
                Hartford Financial Services Group, Inc., 4.625% due 7/15/2013      BBB/Baa3      5,370,000     5,470,381
       a        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                   BBB-/Baa2      1,000,000     1,042,797
                Lincoln National Corp., 4.75% due 2/15/2014                        A-/Baa2       1,000,000     1,046,001
       a        Met Life Global Funding I, 1.141% due 1/10/2014                    AA-/Aa3       6,000,000     5,993,718
       c        Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                   BBB/NR       7,035,000     7,168,763
                Pacific Life Global Funding CPI Floating Rate Note,  6.05% due
       a        2/6/2016                                                            A+/A1        8,000,000     8,071,280
                Progressive Corp., 3.75% due 8/23/2021                              A+/A1        1,000,000     1,039,119
     a,c        QBE Insurance Group Ltd., 5.647% due 7/1/2023                     BBB+/Baa1      7,000,000     6,267,814
                Unitrin, Inc., 6.00% due 11/30/2015                               BBB-/Baa3      5,000,000     5,231,390

                                                                                                              70,000,871
            MATERIALS -- 2.01%
              Chemicals -- 0.45%
                E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A/A2          325,000       337,421
       a        Incitec Pivot Ltd., 4.00% due 12/7/2015                            BBB/Baa3      3,000,000     3,061,347
                RPM International, Inc., 6.125% due 10/15/2019                    BBB-/Baa3      4,000,000     4,347,708
              Construction Materials -- 0.28%
                CRH America, Inc., 8.125% due 7/15/2018                           BBB+/Baa1      4,150,000     4,735,204
              Containers & Packaging -- 0.12%
                Bemis Company, Inc., 4.50% due 10/15/2021                          BBB/Baa1      2,000,000     2,118,722
              Metals & Mining -- 1.16%
     a,c        Anglo American Capital, 9.375% due 4/8/2014                       BBB+/Baa1      1,000,000     1,141,541
       c        Anglogold Holdings plc, 5.375% due 4/15/2020                      BBB-/Baa3      3,500,000     3,477,092
       c        Arcelormittal, 3.75% due 8/5/2015                                 BBB-/Baa3      3,000,000     2,867,931
       c        Arcelormittal, 9.85% due 6/1/2019                                 BBB-/Baa3      4,100,000     4,560,086
     a,c        Kinross Gold Corp., 3.625% due 9/1/2016                           BBB-/Baa3      5,000,000     4,871,420
     a,c        Xstrata Canada Finance Corp., 3.60% due 1/15/2017                 BBB+/Baa2      3,000,000     3,024,723

                                                                                                              34,543,195
            MEDIA -- 0.72%
              Media -- 0.72%
                DIRECTV Holdings  LLC/DIRECTV  Financing Co., Inc., 7.625% due
                5/15/2016                                                          BBB/Baa2      5,000,000     5,306,250
                Time Warner Cable, Inc., 5.40% due 7/2/2012                        BBB/Baa2      3,000,000     3,067,644
                Time Warner Cable, Inc., 7.50% due 4/1/2014                        BBB/Baa2      1,500,000     1,679,482
                Time Warner Cable, Inc., 4.00% due 9/1/2021                        BBB/Baa2      2,000,000     2,023,456
                Time Warner Cable, Inc., 8.05% due 1/15/2016                       BBB/Baa2        200,000       234,438

                                                                                                              12,311,270
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.36%
              Biotechnology -- 0.77%
                Biogen Idec, Inc., 6.875% due 3/1/2018                            BBB+/Baa3      3,000,000     3,626,004
                Genzyme Corp., 3.625% due 6/15/2015                                 AA-/A2       3,000,000     3,203,097
                Genzyme Corp., 5.00% due 6/15/2020                                  AA-/A2       1,000,000     1,154,457
                Gilead Sciences, Inc., 4.40% due 12/1/2021                         A-/Baa1       2,000,000     2,117,384
                Gilead Sciences, Inc., 3.05% due 12/1/2016                         A-/Baa1       3,000,000     3,070,455
              Pharmaceuticals -- 0.59%
       c        Teva Pharmaceuticals, 2.40% due 11/10/2016                          A-/A3        4,500,000     4,576,896
       c        Teva Pharmaceuticals, 3.65% due 10/10/2021                          A-/A3        3,500,000     3,559,972
       b        Tiers  Inflation  Linked  Trust  Series  Wyeth  2004-21  Trust
                Certificate CPI Floating Rate Note, 5.718% due 2/1/2014             AA/A1        2,000,000     1,962,160

                                                                                                              23,270,425
            REAL ESTATE -- 0.57%
              Real Estate Investment Trusts -- 0.57%
                Boston Properties LP, 5.625% due 11/15/2020                        A-/Baa2       5,000,000     5,580,135
                Commonwealth REIT (HRPT Properties), 6.25% due 6/15/2017           BBB/Baa2      4,000,000     4,206,936

                                                                                                               9,787,071
            RETAILING -- 1.05%
              Multiline Retail -- 0.48%
                Family Dollar Stores, Inc., 5.00% due 2/1/2021                    BBB-/Baa3      8,000,000     8,233,152
              Specialty Retail -- 0.57%
                Best Buy Co., Inc., 6.75% due 7/15/2013                           BBB-/Baa2      3,000,000     3,180,894
                Best Buy Co., Inc., 3.75% due 3/15/2016                           BBB-/Baa2      5,000,000     4,925,720
                Staples, Inc., 9.75% due 1/15/2014                                 BBB/Baa2      1,500,000     1,715,208

                                                                                                              18,054,974
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.23%
              Semiconductors & Semiconductor Equipment -- 1.23%
                Intel Corp., 1.95% due 10/1/2016                                    A+/A1        2,700,000     2,775,646
                Intel Corp., 3.30% due 10/1/2021                                    A+/A1        1,725,000     1,817,165
                KLA Tencor Corp., 6.90% due 5/1/2018                               BBB/Baa1     14,314,000    16,506,232

                                                                                                              21,099,043
            SOFTWARE & SERVICES -- 1.02%
              Information Technology Services -- 0.65%
                Computer Sciences Corp., 5.50% due 3/15/2013                      BBB+/Baa1      1,000,000       995,000
                Computer Sciences Corp., 6.50% due 3/15/2018                      BBB+/Baa1      6,000,000     5,880,000
                Electronic Data Systems Corp., 6.00% due 8/1/2013                  BBB+/A2       1,000,000     1,060,074
                SAIC Inc., 4.45% due 12/1/2020                                      A-/A3        2,000,000     2,129,650
                Western Union Co., 6.50% due 2/26/2014                              A-/A3        1,000,000     1,092,840
              Software -- 0.37%
                BMC Software, Inc., 7.25% due 6/1/2018                            BBB+/Baa2      5,564,000     6,416,355

                                                                                                              17,573,919
            TECHNOLOGY HARDWARE & EQUIPMENT -- 0.21%
              Computers & Peripherals -- 0.21%
                Dell, Inc., 5.625% due 4/15/2014                                    A-/A2          500,000       548,284
                Hewlett Packard Co., 4.65% due 12/9/2021                           BBB+/A2       1,000,000     1,055,080
                Hewlett Packard Co., 3.30% due 12/9/2016                           BBB+/NR       2,000,000     2,042,208

                                                                                                               3,645,572
            TELECOMMUNICATION SERVICES -- 3.95%
              Diversified Telecommunication Services -- 2.55%
                AT&T, Inc., 4.85% due 2/15/2014                                     A-/A2        1,000,000     1,077,870
       c        France Telecom, 2.75% due 9/14/2016                                 A-/A3        3,000,000     3,008,085
       c        France Telecom, 4.125% due 9/14/2021                                A-/A3        3,000,000     3,024,219
       a        Hidden Ridge Facility, 5.65% due 1/1/2022                          NR/Baa1       4,472,178     4,546,953
                Michigan Bell Telephone Co., 7.85% due 1/15/2022                    A-/NR        3,000,000     3,839,628
     a,c        Qtel International Finance Ltd., 6.50% due 6/10/2014                 A/A2        1,000,000     1,088,500
     a,c        Qtel International Finance Ltd., 3.375% due 10/14/2016               A/A2          500,000       503,750
                Qwest Corp., 6.75% due 12/1/2021                                  BBB-/Baa3      3,000,000     3,270,000
       a        SBA Tower Trust, 5.101% due 4/15/2042                               NR/A2        2,100,000     2,186,625
       a        SBA Tower Trust, 4.254% due 4/15/2040                               NR/NR        7,655,000     7,869,593
       c        Telecom Italia Capital SA, 6.175% due 6/18/2014                    BBB/Baa2      3,000,000     2,885,595
       c        Telefonica Emisiones SAU, 6.421% due 6/20/2016                    BBB+/Baa1     10,000,000    10,464,940
              Wireless Telecommunication Services -- 1.40%
       c        America Movil S.A.B. de C.V., 2.375% due 9/8/2016                   A-/A2        2,500,000     2,493,035
       c        America Movil S.A.B. de C.V., 5.00% due 10/16/2019                  A-/A2        5,000,000     5,534,520
       a        Crown Castle Towers LLC, 6.113% due 1/15/2040                       NR/A2        3,795,000     4,187,171
       a        Crown Castle Towers LLC, 5.495% due 1/15/2037                       NR/A2        8,220,000     8,976,585
       a        Richland Towers, 4.606% due 3/15/2016                               NR/NR        2,639,015     2,767,385

                                                                                                              67,724,454
            TRANSPORTATION -- 1.99%
              Air Freight & Logistics -- 0.04%
                FedEx Corp., 8.76% due 5/22/2015                                   BBB/Baa1        640,076       704,882
              Airlines -- 1.32%
                American Airlines Pass-Through Trust, 8.625% due 10/15/2021         NR/NR        2,000,000     2,040,000
       a        Aviation Capital Group, 6.75% due 4/6/2021                         BBB-/NR       3,000,000     2,826,540
       a        Aviation Capital Group, 7.125% due 10/15/2020                      BBB-/NR       6,912,000     6,686,185
                Delta Air Lines, Inc., 6.20% due 7/2/2018                          A-/Baa2       2,358,164     2,511,445
     b,c        Iberbond plc, 4.826% due 12/24/2017                                 NR/A2        7,225,666     6,972,768
                United Airlines, Inc. Pass-Through  Certificates,  10.40% due
                5/1/2018                                                          BBB+/Baa2      1,535,713     1,698,805
              Road & Rail -- 0.63%
     a,c        Asciano Finance, 5.00% due 4/7/2018                               BBB-/Baa2      2,000,000     2,005,494
     a,c        Asciano Finance, 4.625% due 9/23/2020                             BBB-/Baa2      5,000,000     4,692,195
                Ryder System, Inc., 3.50% due 6/1/2017                            BBB+/Baa1      4,000,000     4,047,560

                                                                                                              34,185,874
            UTILITIES -- 8.49%
              Electric Utilities -- 6.60%
     a,c        Cent Elet Brasileiras SA, 5.75% due 10/27/2021                     BBB/Baa2      8,000,000     8,312,000
                Centerpoint Energy, 7.00% due 3/1/2014                              A-/A3        2,000,000     2,248,118
                Commonwealth Edison Co., 6.15% due 3/15/2012                       A-/Baa1         910,000       919,766
     a,c        E.ON International Finance BV, 5.80% due 4/30/2018                   A/A3        2,000,000     2,280,278
     a,c        Electricite de France SA, 5.50% due 1/26/2014                      AA-/Aa3       1,250,000     1,334,958
                Empire District Electric Co., 4.65% due 5/28/2020                  BBB+/A3       3,000,000     3,313,035
     a,c        Enel Finance International S.A., 6.25% due 9/15/2017                A-/A3        9,500,000     9,066,819
                Entergy Louisiana LLC, 4.80% due 5/1/2021                           A-/A3        4,300,000     4,805,499
                Entergy Texas, Inc., 7.125% due 2/1/2019                          BBB+/Baa2      2,000,000     2,440,582
                Entergy Texas, Inc., 3.60% due 6/1/2015                           BBB+/Baa2      3,000,000     3,113,301
       a        Great River Energy Series 2007-A, 5.829% due 7/1/2017               A-/A3        2,738,456     3,109,626
                Gulf Power Co., 4.35% due 7/15/2013                                  A/A3          925,000       961,147
     a,c        Iberdrola Finance Ireland Ltd., 3.80% due 9/11/2014                 A-/A3        6,000,000     5,990,340
                Idaho Power Corp., 6.025% due 7/15/2018                             A-/A2        1,000,000     1,209,628
       a        Kincaid Generation LLC, 7.33% due 6/15/2020                       BBB-/Baa3      7,595,744     8,647,299
     a,c        Korea Hydro & Nuclear Power Co., Ltd., 4.75% due 7/13/2021           A/A1        7,000,000     7,094,717
     a,c        Korea Southern Power Co., 5.375% due 4/18/2013                       A/A1        1,000,000     1,034,600
                Metropolitan Edison Co., 7.70% due 1/15/2019                      BBB-/Baa2      2,250,000     2,846,768
       a        Midland Cogen Venture, 6.00% due 3/15/2025                         BBB-/NR       8,000,000     8,234,800
       a        Monongahela Power Co., 5.70% due 3/15/2017                        BBB+/Baa1      5,495,000     6,193,085
                MP Environmental, 4.982% due 7/1/2014                              AAA/Aaa       2,202,963     2,313,374
                PPL Energy Supply LLC, 4.60% due 12/15/2021                         NR/NR        6,750,000     6,845,168
                Public Service Co. of New Mexico, 5.35% due 10/1/2021             BBB-/Baa3      3,000,000     3,051,525
       a        Rochester Gas & Electric, 5.90% due 7/15/2019                       A-/A3       11,732,000    12,675,452
       a        Steelriver Transmission Co. LLC, 4.71% due 6/30/2017               NR/Baa2       3,802,740     3,878,034
                Toledo Edison Co., 7.25% due 5/1/2020                              BBB/Baa1      1,000,000     1,246,359
              Gas Utilities -- 0.48%
     a,c        ENN Energy Holdings Ltd., 6.00% due 5/13/2021                     BBB-/Baa3      6,000,000     5,418,054
       a        Maritimes & North East Pipeline, 7.50% due 5/31/2014               BBB/Baa3      2,694,900     2,870,069
              Multi-Utilities -- 1.41%
                Ameren Energy Generating Co., 7.00% due 4/15/2018                  BBB-/Ba1      2,000,000     2,062,000
                Black Hills Corp., 5.875% due 7/15/2020                           BBB-/Baa3      5,000,000     5,760,445
       a        Enogex LLC, 6.875% due 7/15/2014                                  BBB-/Baa3      4,000,000     4,378,848
       a        Enogex LLC, 6.25% due 3/15/2020                                   BBB-/Baa3      3,640,000     4,119,541
       a        Power Receivables Financing LLC, 6.29% due 1/1/2012                BBB/Baa2        489,620       489,620
     a,c        Taqa Abu Dhabi National Energy Co., 6.60% due 8/1/2013              NR/A3        5,000,000     5,287,500
                Union Electric Co., 4.65% due 10/1/2013                            BBB+/A3       2,000,000     2,111,374

                                                                                                             145,663,729

            TOTAL CORPORATE BONDS (Cost $922,259,808)                                                        940,335,975

            CONVERTIBLE BONDS -- 0.70%
            DIVERSIFIED FINANCIALS -- 0.41%
              Capital Markets -- 0.41%
       a        Apollo Investment Corp., 5.75% due 1/15/2016                        BBB/NR       8,500,000     7,097,500

                                                                                                               7,097,500
            MATERIALS -- 0.29%
              Metals & Mining -- 0.29%
       c        Kinross Gold Corp., 1.75% due 3/15/2028                             NR/NR        5,000,000     4,881,250

                                                                                                               4,881,250

            TOTAL CONVERTIBLE BONDS (Cost $13,245,402)                                                        11,978,750

            MUNICIPAL BONDS -- 8.60%
                American  Campus   Properties   Student  Housing,   7.38%  due
                9/1/2012 (Insured: Natl-Re)                                        BBB/Baa2        685,000       689,302
                American  Fork City Utah Sales,  5.07% due 3/1/2013  (Insured:
                AGM)                                                               AA-/Aa3         120,000       124,818
                American Municipal Power Ohio, Inc., 5.072% due 2/15/2018            A/A3        5,000,000     5,425,150
                Anaheim  California  Public  Financing  Authority,  5.316% due
                9/1/2017 (Insured: Natl Re/FGIC)                                   BBB+/A1       2,095,000     2,094,665
                Anaheim  California  Public  Financing  Authority,  5.486% due
                9/1/2020 (Insured: Natl-Re/FGIC)                                   BBB+/A1       3,270,000     3,364,241
                Brentwood  California   Infrastructure   Financing  Authority,
                6.16% due 10/1/2019                                                 AA-/NR       2,110,000     2,372,168
                California Health Facilities  Financing  Authority,  6.76% due
                2/1/2019                                                            A-/NR        3,905,000     4,534,642
                California  School  Finance  Authority,  5.041%  due  7/1/2020
                (LOC: City National Bank)                                           AA+/NR       4,000,000     4,303,600
                Camden County New Jersey, 5.47% due 7/1/2018                        A+/A2        2,140,000     2,323,655
                Camden County New Jersey, 5.62% due 7/1/2019                        A+/A2        3,025,000     3,266,667
                Carson California Redevelopment Agency, 4.511% due 10/1/2016        A-/NR        5,000,000     4,998,950
                Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                BBB-/NR         480,000       482,563
                Connecticut Housing Finance Authority, 5.071% due 11/15/2019       AAA/Aaa       3,605,000     3,756,194
                Florida State Board of Education, 3.60% due 6/1/2015               AAA/Aa1       3,000,000     3,239,760
                Fort Collins Colorado Electric Utility, 4.92% due 12/1/2020         AA-/NR       2,250,000     2,428,470
                George Washington University, 4.411% due 9/15/2017                  A+/A1        1,750,000     1,939,245
                Hanover  Pennsylvania  Area School District  Notes,  4.47% due
                3/15/2013 (Insured: AGM)                                           AA-/Aa3       1,385,000     1,444,070
                Illinois Finance Authority Revenue Bonds,  5.629% due 7/1/2016
                (Insured: Syncora)                                                  A+/NR        1,735,000     1,774,888
                Los Angeles  California  Department  of  Airports,  5.175% due
                5/15/2017                                                           AA-/A1       4,000,000     4,299,680
                Los Angeles California  Municipal  Improvement  Corp.,  6.165%
                due 11/1/2020                                                       A+/A3       10,000,000    11,202,200
                Los  Angeles   County   California   Public  Works   Financing
                Authority, 5.591% due 8/1/2020                                      A+/A1        3,000,000     3,178,230
                Louisiana  Public  Facilities  Authority,  5.72% due  7/1/2015
                (Insured: CIFG)                                                    AA-/Aa3       1,795,000     1,788,825
                Maine Finance Authority Waste Motor Oil, 4.55% due 10/1/2014         A/NR        1,125,000     1,176,458
                Menomonee Falls Wisconsin GO, 4.25% due 11/1/2014                   NR/Aa2       3,350,000     3,485,306
       a        Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)        AA-/Baa2      1,185,000     1,178,992
                Mississippi  Development  Bank Special  Obligation,  5.21% due
                7/1/2013 (Insured: AGM)                                             AA-/NR       1,200,000     1,269,972
                New York City Transitional  Finance Authority Revenue,  4.075%
                due 11/1/2020                                                      AAA/Aa1       2,500,000     2,774,775
                New York, New York GO, 3.48% due 10/1/2018                          AA/Aa2       3,500,000     3,701,215
                North Carolina Eastern Municipal Power, 4.43% due 1/1/2014         A-/Baa1       2,000,000     2,072,560
                Oakland California Redevelopment Agency, 8.00% due 9/1/2016         A-/NR        4,200,000     4,550,112
                Ohio  Housing   Financing   Agency  Mtg,  5.20%  due  9/1/2014
                (GNMA/FNMA)                                                         NR/Aaa       2,395,000     2,554,507
                Oklahoma Development Finance Authority, 8.00% due 5/1/2020          NR/NR        8,500,000     8,625,205
                Orleans Parish Louisiana School Board GO, 4.40% due 2/1/2021       AA-/Aa3      10,000,000    10,199,900
                Port St.  Lucie  Florida  Lease  Revenue,  4.457% due 9/1/2014
                (Wyndcrest)                                                         A/Aa3        1,470,000     1,500,973
                Redlands California  Redevelopment Agency, 5.818% due 8/1/2022
                (Insured: AMBAC)                                                    A-/NR        2,415,000     2,458,422
                Riverside California Sewer Revenue, 5.61% due 8/1/2017             AA-/Aa2       2,000,000     2,304,680
                San Bernardino  County  California  San Sevaine  Redevelopment
                Agency, 7.135% due 9/1/2020                                         BBB/NR       2,005,000     2,088,127
                San  Francisco   California  City  and  County   Redevelopment
                Financing Authority, 8.00% due 8/1/2019                              A/A1        6,500,000     7,449,910
                San  Jose  California  Redevelopment  Agency  Tax  Allocation,
                3.447% due 8/1/2013                                                  A/A2        1,000,000     1,020,990
                San  Jose  California  Redevelopment  Agency  Tax  Allocation,
                4.281% due 8/1/2014                                                  A/A2          750,000       785,543
                San Luis Obispo County California, 7.45% due 9/1/2019               AA-/NR       3,950,000     4,715,352
                San  Marcos  California   Redevelopment   Agency,  6.125%  due
                10/1/2018                                                           AA-/NR       5,000,000     5,276,050
                Victor New York, 9.20% due 5/1/2014                                 NR/NR          710,000       737,711
                Wallenpaupack  Pennsylvania  Area School  District GO,  (State
                Aid Withholding), 3.80% due 9/1/2019                                AA-/NR       3,000,000     3,062,940
                Wallenpaupack  Pennsylvania  Area School  District GO,  (State
                Aid Withholding), 4.00% due 9/1/2020                                AA-/NR       2,750,000     2,807,777
                Wisconsin State Health and Educational  Facilities,  7.08% due
                6/1/2016 (Insured: ACA)                                             NR/NR        1,680,000     1,649,777
                Yuba  California   Levee  Financing   Authority,   6.375%  due
                9/1/2021                                                            AA-/NR       1,000,000     1,078,690

            TOTAL MUNICIPAL BONDS (Cost $139,160,578)                                                        147,557,927

            SHORT TERM INVESTMENTS -- 7.81%
                AGL Capital Corp., 0.35% due 1/3/2012                               NR/NR       70,000,000    69,998,639
                Bank of New York Tri-Party Repurchase Agreement dated
                01/03/2012, repurchase price $50,001,333 collateralized by
                Government Agency debt securities valued at $50,987,480,
                0.24% due 1/3/2012                                                  NR/NR       50,000,000    50,000,000
                Oglethorpe Power Corp., 0.15% due 1/5/2012                          NR/NR       14,011,000    14,010,766

            TOTAL SHORT TERM INVESTMENTS (Cost $134,009,405)                                                 134,009,405

TOTAL INVESTMENTS -- 98.10% (Cost $1,655,712,800)                                                        $ 1,683,310,997

OTHER ASSETS LESS LIABILITIES -- 1.90%                                                                        32,631,190

NET ASSETS -- 100.00%                                                                                    $ 1,715,942,187

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2011, the aggregate value of these securities in the Fund's portfolio was $478,647,835, representing 27.89% of the Fund's net assets.
b Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
c Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
CIFG       CIFG Assurance North America Inc.
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
FCB        Farm Credit Bank
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
REIT       Real Estate Investment Trust
REMIC      Real Estate Mortgage Investment Conduit
SBA        Small Business Administration
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by a Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1               Level 2             Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $     22,892,451   $     22,892,451      $            --       $         --
    U.S. Government Agencies                 37,997,845                 --           32,009,024          5,988,821
    Other Government                         48,815,815                 --           42,919,015          5,896,800
    Mortgage Backed                         186,826,676                 --          186,826,676                  -
    Asset Backed Securities                 152,896,153                 --          142,846,153         10,050,000
    Corporate Bonds                         940,335,975                 --          923,822,930         16,513,045
    Convertible Bonds                        11,978,750                 --           11,978,750                 --
    Municipal Bonds                         147,557,927                 --          147,557,927                 --
    Short Term Investments                  134,009,405                 --          134,009,405                 --

Total Investments in Securities        $  1,683,310,997   $     22,892,451      $ 1,621,969,880   $     38,448,666

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2011, is as follows:

                                              Asset Backed     Corporate
                                               Securities        Bonds          Government     Total
Beginning Balance 09/30/2011                  $  10,032,000   $ 20,171,794    $  8,568,169   $   38,771,963
Accrued Discounts/(Premiums)                             --        (41,745)        (31,736)         (73,481)
Net Realized Gain/(Loss)                                 --          4,476             391            4,867
Gross Purchases                                          --             --       3,410,640        3,410,640
Gross Sales                                              --       (557,482)        (25,101)        (582,583)
Change in Unrealized
Appreciation(Depreciation)                           18,000         56,781         (36,742)          38,039
Transfers into Level 3 (a)                               --      7,578,117              --        7,578,117
Transfers out of Level 3 (a)                             --    (10,698,896)             --      (10,698,896)

Ending Balance 12/31/2011 (b)                 $  10,050,000   $  16,513,045   $ 11,885,621   $   38,448,666

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2011. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 2.24% of Total Net Assets at the period ended December 31, 2011.

Other Notes: It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Funds recognized no significant transfers between Levels 1 and 2 for the three months ended December 31, 2011.

Thornburg Strategic Income Fund                                                       December 31, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 4.53%
              CONSUMER SERVICES -- 0.02%
                Hotels, Restaurants & Leisure -- 0.02%
                 OPAP SA                                                                    8,300     $         73,370

                                                                                                                73,370
              DIVERSIFIED FINANCIALS -- 0.46%
                Capital Markets -- 0.29%
                 Apollo Investment Corp.                                                  168,060            1,082,306
                Diversified Financial Services -- 0.17%
                 KKR Financial Holdings LLC                                                73,000              637,290

                                                                                                             1,719,596
              ENERGY -- 0.74%
                Energy Equipment & Services -- 0.41%
                 Seadrill Ltd.                                                             46,100            1,541,587
                Oil, Gas & Consumable Fuels -- 0.33%
                 Eni S.p.A.                                                                58,500            1,212,176

                                                                                                             2,753,763
              INSURANCE -- 0.06%
                Insurance -- 0.06%
                 Swiss Re Ltd.                                                              4,400              224,239

                                                                                                               224,239
              REAL ESTATE -- 2.33%
                Real Estate Investment Trusts -- 2.33%
                 Annaly Capital Management, Inc.                                          207,100            3,305,316
                 Chimera Investment Corp.                                                 770,900            1,934,959
                 Invesco Mortgage Capital, Inc.                                           242,900            3,412,745

                                                                                                             8,653,020
              TELECOMMUNICATION SERVICES -- 0.75%
                Diversified Telecommunication Services -- 0.65%
                 France Telecom SA                                                         26,900              422,484
                 Telefonica SA                                                             21,500              372,456
                 Telstra Corp. Ltd.                                                       483,000            1,645,062
                Wireless Telecommunication Services -- 0.10%
                 Mobistar SA                                                                7,000              366,829

                                                                                                             2,806,831
              UTILITIES -- 0.17%
                Electric Utilities -- 0.17%
                 E. ON AG                                                                  13,100              282,635
                 Enel S.p.A.                                                               87,856              357,497

                                                                                                               640,132

            TOTAL COMMON STOCK (Cost $19,534,319)                                                           16,870,951

            PREFERRED STOCK -- 3.09%
              BANKS -- 1.35%
                Commercial Banks -- 0.22%
                 Huntington Bancshares Pfd, 8.50%                                             750              813,743
                 Webster Financial Corp. Pfd Series A, 8.50%                                   15               16,050
                Thrifts & Mortgage Finance -- 1.13%
                 Falcons Funding Trust I Pfd, 8.875%                                        3,000            3,154,687
                 First Niagara Financial Group Pfd, 8.75%                                  40,000            1,026,252

                                                                                                             5,010,732
              DIVERSIFIED FINANCIALS -- 0.18%
                Diversified Financial Services -- 0.18%
                 Bank of America Corp. Pfd, 8.00%                                         750,000              671,580

                                                                                                               671,580
              FOOD, BEVERAGE & TOBACCO -- 0.14%
                Food Products -- 0.14%
                 H.J. Heinz Finance Co. Pfd, 8.00%                                              5              520,937

                                                                                                               520,937
              MISCELLANEOUS -- 0.31%
                U.S. Government Agencies -- 0.31%
                 Farm Credit Bank of Texas Pfd, 10.00%                                      1,000            1,168,125

                                                                                                             1,168,125
              REAL ESTATE -- 0.32%
                Real Estate Investment Trusts -- 0.32%
                 Alexandria Real Estate Pfd, 7.00%                                         50,000            1,199,500

                                                                                                             1,199,500
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.33%
                Communications Equipment -- 0.33%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                             2,000            1,228,000

                                                                                                             1,228,000
              UTILITIES -- 0.46%
                Multi-Utilities -- 0.46%
                 Centerpoint Energy, Inc. Pfd, 7.5%                                        50,000            1,715,625

                                                                                                             1,715,625

            TOTAL PREFERRED STOCK (Cost $11,365,450)                                                        11,514,499

            ASSET BACKED SECURITIES -- 8.14%
              COMMERCIAL MTG TRUST -- 0.59%
                  Bear Stearns Commercial Mtg Securities Series 2007-T28 Class A1,
                  5.422%, 9/11/2042                                                 $         230                  230
                  Citigroup Commercial Mtg Trust Series 2004-HYB2 Class B1,
                  2.885%, 3/25/2034                                                       178,976              143,699
                  Citigroup Commercial Mtg Trust Series 2007-C6 Class A1, 5.622%,
                  12/10/2049                                                               44,779               44,766
                  Commercial Mtg Pass-Through Certificates Series 2011-FL1
                  Class B, 3.827%, 12/17/2013                                           1,993,944            1,990,437
                  Morgan Stanley Capital I Series 2007-IQ13 Class A1, 5.05%,
                  3/15/2044                                                                 1,658                1,656

                                                                                                             2,180,788
              OTHER ASSET BACKED -- 2.27%
  a               AH Mtg Advance Trust, 6.90%, 9/15/2043                                2,000,000            2,010,000
  a               JPR Royalty LLC, 14.00%, 12/1/2020                                    2,000,000            2,000,000
                  MRMX Series 2011-1A Class B, 10.00%, 10/20/2021                       2,000,000            1,935,177
  b               QHP PhaRMA, 10.25%, 3/15/2015                                           466,851              471,916
  b               Richland Towers, 7.87%, 3/15/2041                                     2,000,000            2,042,278

                                                                                                             8,459,371
              RESIDENTIAL MTG TRUST -- 4.90%
                  Banc of America Funding Corp. Series 2006-I Class SB1, 3.106%,
                  12/20/2036                                                              950,506              156,408
                  Banc of America Mtg Services Series 2005-A Class B1, 3.238%,
                  2/25/2035                                                               917,180              364,740
                  Bayview Financial Acquisition Trust, 0.974%, 4/28/2039                4,000,000            2,558,464
                  Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 2.601%, 8/25/2033        544,379              338,195
                  Countrywide Series 2005-11 Class AF3, 4.778%, 2/25/2036                 889,924              667,931
                  Countrywide Series 2006-15 Class A6, 5.826%, 10/25/2046                 393,215              265,575
                  CS First Boston Mtg Securities Co. Series 2005-CF1 Class M1,
                  0.994%, 3/25/2045                                                     2,750,000            2,501,667
  a               FDIC Trust Series 2011-N1 Class A1, 4.50%, 12/25/2016                 1,467,572            1,464,538
                  JPMorgan Mtg Acquisition Corp. Series 2006-CH1 Class A4,
                  0.434%, 7/25/2036                                                     1,645,000            1,197,950
                  JPMorgan Series 2007-CH5 Class A2, 0.344%, 5/25/2037                    478,433              460,806
                  Merrill Lynch Mtg Investors Trust, 2.606%, 8/25/2034                    331,803              259,063
                  Morgan Stanley Capital, Inc. Series 2005-HE7 Class A2C, 0.614%,
                  11/25/2035                                                            1,710,583            1,329,209
                  New Century Home Equity Loan Trust, 0.724%, 6/25/2035                 2,000,000            1,610,792
                  Residential Asset Securities Corporation, 0.444%, 6/25/2036           2,120,808            1,870,304
                  Structured Asset Investment Loan Trust, 1.254%, 8/25/2033             1,828,512            1,579,407
                  Wells Fargo Asset Securities Corp. Series 2005-AR1 Class B1,
                  2.724%, 2/25/2035                                                       377,399               41,685
                  Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
                  3.439%, 3/25/2035                                                       379,770               51,302
                  Wells Fargo MBS Series 2003-7 Class A2, 4.50%, 8/25/2018              1,497,339            1,521,316

                                                                                                            18,239,352
              STUDENT LOAN -- 0.38%
                  SLM Student Loan Trust Series 2004-B Class A3, 0.876%, 3/15/2024      2,000,000            1,413,005

                                                                                                             1,413,005

            TOTAL ASSET BACKED SECURITIES (Cost $32,652,242)                                                30,292,516

            CORPORATE BONDS -- 58.61%
              BANKS -- 4.18%
                Commercial Banks -- 3.33%
  b,c             Banco do Brasil SA, 5.875%, 1/26/2022                                 1,000,000            1,001,000
  b,c             Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                   1,000,000              992,200
  b,c             Banco Pine SA, 8.75%, 1/6/2017                                        2,000,000            1,960,000
  b,c             DBS Bank Ltd., 5.125%, 5/16/2017                                        200,000              202,000
  b,c,d,e         Islandsbanki, 4.41%, 10/15/2008                                          60,000               15,600
  b,c,d,e         Landsbanki Islands HF, 5.73%, 8/25/2009                                 175,000                6,125
                  National City Bank Floating Rate Note, 0.904%, 6/7/2017               1,000,000              917,243
                  PNC Preferred Funding Trust III Floating Rate Note, 8.70%,
  b               12/31/2049                                                              500,000              508,165
                  Provident Bank of Maryland, 9.50%, 5/1/2018                           1,500,000            1,757,829
  b,c             Santander Issuances, 6.50%, 8/11/2019                                 1,000,000              870,635
  c               Shinhan Bank, 6.819%, 9/20/2036                                         100,000               98,870
                  Susquehanna Capital II, 11.00%, 3/23/2040                             1,000,000            1,022,500
  b               Webster Bank, 5.875%, 1/15/2013                                       2,000,000            2,034,400
                  Whitney National Bank, 5.875%, 4/1/2017                               1,000,000            1,014,040
                Thrifts & Mortgage Finance -- 0.85%
  b,c             Northern Rock Asset Management plc, 5.625%, 6/22/2017                 3,000,000            3,154,500

                                                                                                            15,555,107
              CAPITAL GOODS -- 3.19%
                Building Products -- 0.32%
                  Owens Corning, Inc., 9.00%, 6/15/2019                                 1,000,000            1,193,052
                Industrial Conglomerates -- 1.66%
                  General Electric Capital Corp., 0.703%, 6/20/2014                     1,000,000              961,453
  b,c             Hutchison Whampoa International (10) Ltd., 6.00%, 12/29/2049          2,000,000            1,990,000
                  Otter Tail Corp., 9.00%, 12/15/2016                                   3,000,000            3,225,000
                Machinery -- 0.58%
                  Case New Holland, Inc., 7.75%, 9/1/2013                               1,000,000            1,062,500
                  SPX Corp., 6.875%, 9/1/2017                                           1,000,000            1,080,000
                Trading Companies & Distributors -- 0.63%
  b               Aviation Capital Group, 6.75%, 4/6/2021                               2,500,000            2,355,450

                                                                                                            11,867,455
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.27%
                Commercial Services & Supplies -- 0.27%
                  Corrections Corp. of America, 6.25%, 3/15/2013                        1,000,000            1,000,000

                                                                                                             1,000,000
              CONSUMER DURABLES & APPAREL -- 0.51%
                Household Durables -- 0.51%
                  FGI Operating Co., Inc., 10.25%, 8/1/2015                             1,800,000            1,908,000

                                                                                                             1,908,000
              CONSUMER SERVICES -- 0.53%
                Hotels, Restaurants & Leisure -- 0.53%
  b               Sizzling Platter LLC, 12.25%, 4/15/2016                               2,000,000            1,980,000

                                                                                                             1,980,000
              DIVERSIFIED FINANCIALS -- 2.60%
                Capital Markets -- 0.53%
  b,c             Macquarie Group Ltd., 7.30%, 8/1/2014                                 1,000,000            1,041,102
                  Oppenheimer Holdings, Inc., 8.75%, 4/15/2018                          1,000,000              927,500
                Consumer Finance -- 1.20%
                  North Fork Bancorp, Inc., 5.875%, 8/15/2012                           1,000,000            1,019,821
                  SLM Corp., 6.25%, 1/25/2016                                           1,000,000              972,479
                  TMX Finance LLC, 13.25%, 7/15/2015                                    2,250,000            2,475,000
                Diversified Financial Services -- 0.87%
  b               Citicorp, 8.04%, 12/15/2019                                             250,000              284,851
                  Citigroup, Inc., 5.00%, 9/15/2014                                       750,000              742,281
  a               Counts Series 1998 II-A, 6.67%, 2/15/2018                               190,040              179,778
  c               Korea Development Bank, 5.30%, 1/17/2013                                200,000              205,688
                  Merrill Lynch & Co., 0.979%, 5/2/2017                                 2,500,000            1,814,800

                                                                                                             9,663,300
              ENERGY -- 9.65%
                Energy Equipment & Services -- 0.92%
  b,c             RDS Ultra-Deepwater Ltd., 11.875%, 3/15/2017                          2,250,000            2,373,750
                  Seacor Holdings, Inc., 7.375%, 10/1/2019                              1,000,000            1,054,726
                Oil, Gas & Consumable Fuels -- 8.73%
                  Black Elk Energy Offshore, 13.75%, 12/1/2015                          2,000,000            2,032,500
  b,c             Bumi Capital PTE Ltd., 12.00%, 11/10/2016                             1,000,000            1,010,000
  b               DCP Midstream LLC, 9.75%, 3/15/2019                                     500,000              651,794
                  Energy Transfer Partners LP, 8.50%, 4/15/2014                           500,000              560,592
                  Energy Transfer Partners LP, 9.70%, 3/15/2019                         1,500,000            1,837,725
                  Enterprise Products Operating LP, 7.034%, 1/15/2068                   2,000,000            2,080,000
  b,c             Gaz Capital SA, 7.51%, 7/31/2013                                      1,000,000            1,057,592
  b               Green Field Energy Services, 13.00%, 11/15/2016                       2,000,000            1,940,000
  b               Maritimes & Northeast Pipeline LLC, 7.50%, 5/31/2014                    898,300              956,689
  b               NGPL PipeCo, LLC, 6.514%, 12/15/2012                                  1,500,000            1,515,216
                  Niska Gas Storage, 8.875%, 3/15/2018                                  2,000,000            1,955,000
  b               Northern Tier Energy LLC, 10.50%, 12/1/2017                           1,500,000            1,605,000
  b,c             Odebrecht Drill VIII/IX, 6.35%, 6/30/2021                             1,960,000            2,018,800
  b,c             Origin Energy Finance Ltd., 5.45%, 10/14/2021                         1,000,000            1,028,696
  b,c             Pacific Rubiales Energy Corp., 7.25%, 12/12/2021                      2,000,000            2,010,000
  b,c             Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                      1,000,000            1,180,000
  b,c             Petroplus Finance Ltd., 6.75%, 5/1/2014                               1,000,000              595,000
                  Plains All American Pipeline LP, 8.75%, 5/1/2019                      1,000,000            1,277,494
  b               QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2018                     1,914,800            1,900,439
                  Raam Global Energy Co., 12.50%, 10/1/2015                             2,000,000            2,035,000
  b               Rockies Express Pipeline, 6.85%, 7/15/2018                            2,000,000            2,066,400
                  Tennessee Gas Pipeline Co., 8.00%, 2/1/2016                           1,000,000            1,180,390

                                                                                                            35,922,803
              FOOD, BEVERAGE & TOBACCO -- 1.10%
                Beverages -- 0.15%
                  Constellation Brands, Inc., 8.375%, 12/15/2014                          500,000              561,250
                Food Products -- 0.63%
                  Bunge Ltd. Finance Co., 5.10%, 7/15/2015                                321,000              335,980
  b               Harmony Foods Corp., 10.00%, 5/1/2016                                 2,000,000            2,010,000
                Tobacco -- 0.32%
                  Lorillard Tobacco Co, 8.125%, 6/23/2019                               1,000,000            1,191,198

                                                                                                             4,098,428
              HEALTH CARE EQUIPMENT & SERVICES -- 2.10%
                Health Care Equipment & Supplies -- 0.39%
  b               Chiron Merger Sub, Inc., 10.50%, 11/1/2018                            1,500,000            1,470,000
                Health Care Providers & Services -- 1.14%
                  Aurora Diagnostics Holdings LLC, 10.75%, 1/15/2018                    1,000,000              995,000
  b               Fresenius Medical Care, 6.50%, 9/15/2018                                500,000              523,750
                  Prospect Medical Holdings, Inc., 12.75%, 7/15/2014                    2,500,000            2,725,000
                Health Care Technology -- 0.57%
                  Merge Healthcare, Inc., 11.75%, 5/1/2015                              2,000,000            2,120,000

                                                                                                             7,833,750
              INSURANCE -- 5.78%
                Insurance -- 5.78%
  b               Forethought Financial Group, 8.625%, 4/15/2021                        2,000,000            2,022,314
  b               International Lease Finance Corp., 6.50%, 9/1/2014                    2,000,000            2,045,000
                  International Lease Finance Corp., 5.75%, 5/15/2016                     500,000              463,771
  b               National Life Insurance of Vermont, 10.50%, 9/15/2039                 1,000,000            1,228,725
                  Northwind Holdings LLC, 1.307%, 12/1/2037                             1,400,000            1,097,012
  b,c             Oil Casualty Insurance, 8.00%, 9/15/2034                              1,934,000            2,080,462
  b               Oil Insurance Ltd., 3.561%, 12/29/2049                                1,000,000              958,620
  b               Prudential Holdings LLC, 8.695%, 12/18/2023                             585,000              734,965
  b,c             QBE Insurance Group Ltd., 9.75%, 3/14/2014                              780,000              861,106
  b,c             QBE Insurance Group Ltd., 5.647%, 7/1/2023                            2,500,000            2,238,505
  b,c             Swiss Re Capital I LP, 6.854%, 5/29/2049                              2,000,000            1,699,716
                  Unum Group, 7.125%, 9/30/2016                                           500,000              570,553
  b,c             White Mountains RE Group, 7.506%, 5/29/2049                           2,500,000            2,277,600
                  Willis North America, Inc., 7.00%, 9/29/2019                          1,286,000            1,431,533
  b               ZFS Finance USA Trust II, 6.45%, 12/15/2065                           2,000,000            1,820,000

                                                                                                            21,529,882
              MATERIALS -- 1.75%
                Containers & Packaging -- 0.59%
  b               Sealed Air Corp., 8.125%, 9/15/2019                                   2,000,000            2,190,000
                Metals & Mining -- 1.01%
  c               ArcelorMittal, 9.85%, 6/1/2019                                        1,000,000            1,112,216
  b,c             FMG Resources, 8.25%, 11/1/2019                                       2,000,000            2,035,000
  b,c             Posco, 8.75%, 3/26/2014                                                 500,000              561,718
  c               Rio Tinto Alcan, Inc., 5.00%, 6/1/2015                                   50,000               54,270
                Miscellaneous -- 0.15%
  b,c             Anglo American Capital, 9.375%, 4/8/2014                                500,000              570,770

                                                                                                             6,523,974
              MEDIA -- 1.86%
                Media -- 1.86%
                  DISH DBS Corp., 6.625%, 10/1/2014                                     2,000,000            2,135,000
  b               Friendfinder Networks, 14.00%, 9/30/2013                                561,578              511,036
  b               Proquest LLC, 9.00%, 10/15/2018                                       2,000,000            1,620,000
                  Washington Post Co., 7.25%, 2/1/2019                                    500,000              583,394
  b               WM Finance Corp., 9.50%, 6/15/2016                                    1,000,000            1,085,000
  b               WM Finance Corp., 11.50%, 10/1/2018                                   1,000,000              992,500

                                                                                                             6,926,930
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.65%
                Pharmaceuticals -- 0.65%
                  Axcan Intermediate Holdings, Inc., 12.75%, 3/1/2016                   1,000,000            1,055,000
                  KV Pharmaceutical Co., 12.00%, 3/15/2015                              2,000,000            1,370,000

                                                                                                             2,425,000
              REAL ESTATE -- 0.21%
                Real Estate Investment Trusts -- 0.21%
                  Bayview Financial Asset Trust  Series 2003-SSRA Class M, 1.607%,
                  10/25/2038                                                              914,763              777,372

                                                                                                               777,372
              RETAILING -- 0.41%
                Internet & Catalog Retail -- 0.14%
                  Ticketmaster, 10.75%, 8/1/2016                                          500,000              532,500
                Multiline Retail -- 0.27%
  b,c             Grupo Famsa S.A.B. de C.V., 11.00%, 7/20/2015                         1,000,000              985,000

                                                                                                             1,517,500
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.89%
                Semiconductors & Semiconductor Equipment -- 0.89%
                  KLA Tencor Corp., 6.90%, 5/1/2018                                     1,000,000            1,153,153
                  MEMC Electronics Materials, Inc., 7.75%, 4/1/2019                     3,000,000            2,167,500

                                                                                                             3,320,653
              SOFTWARE & SERVICES -- 1.59%
                Information Technology Services -- 0.28%
  b               Igate Corp., 9.00%, 5/1/2016                                          1,000,000            1,032,500
                Internet Software & Services -- 1.03%
  b,c             EAccess Ltd., 8.25%, 4/1/2018                                         1,000,000              950,000
                  EarthLink, Inc., 8.875%, 5/15/2019                                    2,000,000            1,840,000
                  SSI Investment II/CP-ISSR LLC, 11.125%, 6/1/2018                      1,000,000            1,057,500
                Software -- 0.28%
                  Aspect Software, Inc., 10.625%, 5/15/2017                             1,000,000            1,037,500

                                                                                                             5,917,500
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.56%
                Communications Equipment -- 0.28%
  b               Brightstar Corp., 9.50%, 12/1/2016                                    1,000,000            1,020,000
                Electronic Equipment, Instruments & Components -- 0.28%
                  Avnet, Inc., 5.875%, 6/15/2020                                        1,000,000            1,051,008

                                                                                                             2,071,008
              TELECOMMUNICATION SERVICES -- 4.92%
                Diversified Telecommunication Services -- 3.05%
                  Centurylink, Inc., 6.45%, 6/15/2021                                   2,000,000            2,003,684
                  Frontier Communications, 8.25%, 4/15/2017                             1,000,000            1,022,500
                  Level 3 Communications, Inc., 11.875%, 2/1/2019                       1,000,000            1,065,000
                  Level 3 Financing, Inc., 9.25%, 11/1/2014                             1,500,000            1,533,750
                  Qwest Corp., 8.375%, 5/1/2016                                           500,000              572,687
                  Qwest Corp., 6.75%, 12/1/2021                                         2,000,000            2,180,000
  c               Telefonica Emisiones SAU, 6.421%, 6/20/2016                           1,000,000            1,046,494
  b,c             Wind Acquisition Finance SA, 7.25%, 2/15/2018                         2,150,000            1,956,500
                Wireless Telecommunication Services -- 1.87%
  b               CC Holdings GS V LLC/Crown Castle Intl. Corp., 7.75%, 5/1/2017        1,500,000            1,616,250
  b,c             Digicel SA, 12.00%, 4/1/2014                                            500,000              560,000
  b,c             VimpelCom Holdings, 8.25%, 5/23/2016                                    500,000              497,500
  b,c             VimpelCom Holdings, 7.504%, 3/1/2022                                  2,000,000            1,680,000
  b               WCP Wireless Site Fund, 6.829%, 11/15/2040                            2,500,000            2,600,365

                                                                                                            18,334,730
              TRANSPORTATION -- 5.00%
                Airlines -- 4.79%
  b,c             Air Canada, 9.25%, 8/1/2015                                           2,000,000            1,750,000
                  American Airlines, Inc., 10.375%, 7/2/2019                            1,275,581            1,339,359
                  American Airlines, Inc., 13.00%, 8/1/2016                               745,498              779,045
  d,e             American Airlines, Inc., 10.50%, 10/15/2012                           2,000,000            1,910,000
                  Continental Airlines, 6.90%, 7/2/2018                                 1,488,087            1,452,671
                  Continental Airlines, 7.02%, 5/1/2017                                 1,338,923            1,288,740
  b               Jet Equipment Trust, 9.41%, 12/15/2013                                1,377,298            1,239,568
  a               JetBlue Airways Corp., 0.602%, 1/2/2014                               1,919,000            1,755,885
  b               United Airlines, Inc., 9.875%, 8/1/2013                               1,800,000            1,838,250
                  United Airlines, Inc., 10.40%, 5/1/2018                               1,535,713            1,698,805
                  US Airways, 7.076%, 9/20/2022                                         1,071,305            1,007,027
                  US Airways, 6.25%, 4/22/2023                                          1,935,445            1,780,610
                Marine -- 0.21%
  b               Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                     937,056              759,896

                                                                                                            18,599,856
              UTILITIES -- 10.86%
                Electric Utilities -- 5.19%
                  Alabama Power Capital Trust V, 3.472%, 10/1/2042                        700,000              690,060
  b,c             Centrais Eletricas Brasilerias S.A., 5.75%, 10/27/2021                2,000,000            2,078,000
  b,c             Centrais Eletricas DO PA, 10.50%, 6/3/2016                            2,000,000            1,990,000
                  Comed Financing III, 6.35%, 3/15/2033                                 1,500,000            1,254,723
                  Commonwealth Edison, 6.15%, 3/15/2012                                   300,000              303,220
  b,c             Dubai Electricity & Water, 6.375%, 10/21/2016                         1,000,000            1,022,500
  b               Duquesne Light Holdings,Inc., 6.40%, 9/15/2020                        2,000,000            2,126,742
  b,c             Enel Finance International S.A., 6.25%, 9/15/2017                     1,500,000            1,431,603
                  Metropolitan Edison Co., 7.70%, 1/15/2019                               250,000              316,308
                  PNM Resources, Inc., 9.25%, 5/15/2015                                 3,070,000            3,392,350
                  Public Service Co. of New Mexico, 7.95%, 5/15/2018                    1,325,000            1,548,828
                  Puget Energy, Inc., 6.50%, 12/15/2020                                 2,000,000            2,135,400
  b,c             Taqa Abu Dhabi National Energy Co., 6.60%, 8/1/2013                   1,000,000            1,057,500
                Gas Utilities -- 1.10%
  b,c             ENN Energy Holdings Ltd., 6.00%, 5/13/2021                            1,000,000              903,009
  b               Source Gas LLC., 5.90%, 4/1/2017                                      1,250,000            1,326,020
                  Southern Union Co., 3.447%, 11/1/2066                                 2,000,000            1,865,000
                Independent Power Producers & Energy Traders -- 2.42%
  b,c             Atlantic Power Corp., 9.00%, 11/15/2018                               2,000,000            2,005,000
  b,c             Inkia Energy Ltd., 8.375%, 4/4/2021                                   2,000,000            1,990,000
                  Ipalco Enterprises, Inc., 5.00%, 5/1/2018                             2,500,000            2,450,000
  b               Midland Cogen Venture, 6.00%, 3/15/2025                               2,000,000            2,058,700
                  RRI Energy, Inc., 7.625%, 6/15/2014                                     500,000              500,000
                Multi-Utilities -- 2.15%
                  Amerenenergy Generating Co., 7.00%, 4/15/2018                         1,000,000            1,031,000
                  Black Hills Corp., 9.00%, 5/15/2014                                     500,000              566,562
                  CMS Energy Corp., 8.75%, 6/15/2019                                    2,000,000            2,369,488
  b               Enogex LLC, 6.875%, 7/15/2014                                         1,000,000            1,094,712
                  NiSource Finance Corp., 6.40%, 3/15/2018                              1,130,000            1,299,333
                  Sempra Energy, 9.80%, 2/15/2019                                         250,000              337,636
  b               Texas-New Mexico Power Co., 9.50%, 4/1/2019                           1,000,000            1,311,549

                                                                                                            40,455,243

            TOTAL CORPORATE BONDS (Cost $209,609,993)                                                      218,228,491

            CONVERTIBLE BONDS -- 5.17%
              CAPITAL GOODS -- 0.50%
                Machinery -- 0.50%
  b               3D Systems Corp., 5.50%, 12/15/2016                                   2,000,000            1,855,000

                                                                                                             1,855,000

              DIVERSIFIED FINANCIALS -- 1.63%
                Capital Markets -- 1.00%
  b               Apollo Investment Corp., 5.75%, 1/15/2016                             2,300,000            1,920,500
  b               Hercules Technology, 6.00%, 4/15/2016                                 1,000,000              888,750
  b               Kohlberg Capital Corp., 8.75%, 3/15/2016                              1,000,000              915,000
                Diversified Financial Services -- 0.63%
  b               ICAHN Enterprise LP, 4.00%, 8/15/2013                                 2,000,000            1,880,000
                  KKR Financial Holdings LLC, 7.00%, 7/15/2012                            475,000              490,437

                                                                                                             6,094,687
              ENERGY -- 0.47%
                Oil, Gas & Consumable Fuels -- 0.47%
                  SunPower Corp., 4.75%, 4/15/2014                                      2,000,000            1,742,500

                                                                                                             1,742,500
              FOOD, BEVERAGE & TOBACCO -- 0.54%
                Beverages -- 0.54%
                  Central European Distribution Corp., 3.00%, 3/15/2013                 2,500,000            2,000,000

                                                                                                             2,000,000
              MATERIALS -- 1.25%
                Construction Materials -- 0.26%
  c               Cemex SAB de CV, 4.875%, 3/15/2015                                    1,500,000              978,750
                Metals & Mining -- 0.99%
  b,c             Jaguar Mining, Inc., 4.50%, 11/1/2014                                 2,000,000            1,715,000
                  Kinross Gold Corp., 1.75%, 3/15/2028                                  2,000,000            1,952,500

                                                                                                             4,646,250
              SOFTWARE & SERVICES -- 0.25%
                Software -- 0.25%
                  THQ, Inc., 5.00%, 8/15/2014                                           2,000,000              940,000

                                                                                                               940,000
              TELECOMMUNICATION SERVICES -- 0.34%
                Diversified Telecommunication Services -- 0.34%
  b               Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018             2,000,000            1,272,500

                                                                                                             1,272,500
              TRANSPORTATION -- 0.19%
                Marine -- 0.19%
  b               Ultrapetrol Bahamas Ltd., 7.25%, 1/15/2017                            1,000,000              716,250

                                                                                                               716,250

            TOTAL CONVERTIBLE BONDS (Cost $21,766,724)                                                      19,267,187

            WARRANTS -- 0.02%
  e             Green Field Energy Services                                                2,000               92,000

            TOTAL WARRANTS (Cost $78,418)                                                                       92,000

            MUNICIPAL BONDS -- 3.55%
                  California Health Facilities Financing Authority (Developmental
                  Disabilities-B), 7.875%, 2/1/2026                                     1,940,000            2,279,578
                  Los Angeles California Municipal Improvement Corp. Lease Revenue
                  (Build America Bonds), 6.165%, 11/1/2020                              1,885,000            2,111,615
                  Louisiana Public Facilities Authority Revenue (Black & Gold
                  Facilities Project C), 5.15%, 4/1/2012                                   90,000               90,067
  b               Midwest Family Housing, 5.168%, 7/1/2016                                770,000              766,096
                  Oakland California Redevelopment Agency, 8.00%, 9/1/2016              1,000,000            1,083,360
                  Ohio State Solid Waste (Republic Services Project), 4.25%,
                  4/1/2033                                                                900,000              935,730
                  Oklahoma Development Finance Authority, 8.00%, 5/1/2020               1,500,000            1,522,095
                  San Bernardino County California Redevelopment Agency (San
                  Sevaine), 8.45%, 9/1/2030                                             2,000,000            2,138,880
                  San Marcos California Redevelopment Agency Tax Allocation,
                  6.125%, 10/1/2018                                                     1,000,000            1,055,210
                  Texas State Public Finance Authority Charter School Finance
                  Corp. (ED-New Frontiers Series Q), 8.75%, 8/15/2027                     750,000              785,400
                  Wisconsin State Health & Educational Facilities (Richland
                  Hospital), 7.08%, 6/1/2016                                              470,000              461,545

            TOTAL MUNICIPAL BONDS (Cost $11,972,586)                                                        13,229,576

            U.S. TREASURY SECURITIES -- 0.57%
                  U.S. Treasury, 2.25%, 1/31/2015                                       2,000,000            2,112,891

            TOTAL U.S. TREASURY SECURITIES (Cost $1,994,691)                                                 2,112,891

            U.S. GOVERNMENT AGENCIES -- 0.35%
  b               Agribank FCB, 9.125%, 7/15/2019                                       1,000,000            1,302,091

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,042,178)                                                 1,302,091

            OTHER GOVERNMENT -- 0.26%
  b,c             Republic of Iceland, 4.875%, 6/16/2016                                1,000,000              977,379

            TOTAL OTHER GOVERNMENT (Cost $995,342)                                                             977,379

            MORTGAGE BACKED 0.00%
                  Federal National Mtg Assoc. CMO Series 1994-37 Class L, 6.50%,
                  3/25/2024                                                                 9,043               10,128

            TOTAL MORTGAGE BACKED (Cost $9,077)                                                                 10,128

            FOREIGN BONDS -- 7.10%
              BANKS -- 0.49%
                Commercial Banks -- 0.49%
                  NRW Bank (NOK), 3.50%, 5/21/2013                                      5,000,000              846,322
                  Royal Bank of Scotland Group plc (CAD), 5.875%, 5/12/2016             1,000,000              967,941

                                                                                                             1,814,263
              DIVERSIFIED FINANCIALS -- 0.53%
                Capital Markets -- 0.53%
                  Morgan Stanley (AUD), 5.187%, 3/1/2013                                1,000,000              986,431
                  Morgan Stanley (BRL), 10.09%, 5/3/2017                                2,000,000              970,379

                                                                                                             1,956,810
              FOOD & STAPLES RETAILING -- 0.37%
                Food & Staples Retailing -- 0.37%
                  Wesfarmers Ltd. (AUD), 7.157%, 9/11/2014                              1,300,000            1,367,806

                                                                                                             1,367,806
              FOOD, BEVERAGE & TOBACCO -- 1.02%
                Beverages -- 0.60%
                  Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017         2,000,000            1,125,855
                  Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015                         2,000,000            1,120,493
                Food Products -- 0.42%
                  Viterra, Inc. (CAD), 8.50%, 8/1/2017                                  1,500,000            1,560,736

                                                                                                             3,807,084
              INSURANCE -- 0.42%
                Insurance -- 0.42%
                  ELM BV (AUD), 7.635%, 12/31/2049                                      1,000,000              809,270
                  ELM BV (AUD), 5.502%, 12/27/2049                                      1,000,000              749,426

                                                                                                             1,558,696
              MATERIALS -- 0.40%
                Construction Materials -- 0.40%
                  CEMEX Finance LLC (EUR), 9.625%, 12/14/2017                           1,500,000            1,490,006

                                                                                                             1,490,006
              MEDIA -- 0.60%
                Media -- 0.60%
  b               Corus Entertainment (CAD), 7.25%, 2/10/2017                           1,000,000            1,020,859
                  CET 21 SPOL S.R.O. (EUR), 9.00%, 11/1/2017                            1,000,000            1,229,538

                                                                                                             2,250,397
              MISCELLANEOUS -- 1.89%
                Miscellaneous -- 1.89%
                  BK Nederlandse Gemeenten N.V. (NOK), 4.00%, 5/15/2015                 5,000,000              861,795
  a               International Bank for Reconstruction and Development (BRL),
                  9.00%, 4/28/2014                                                      1,000,000              547,959
                  International Finance Corp. (KRW), 1.75%, 8/23/2013               1,450,000,000            1,264,052
                  Kommunalbanken AS (NOK), 4.00%, 1/26/2015                             5,000,000              869,056
                  New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020               1,000,000            1,247,264
                  Republic of Brazil (BRL), 12.50%, 1/5/2016                            3,525,000            2,229,996

                                                                                                             7,020,122
              SOFTWARE & SERVICES -- 0.30%
                Internet Software & Services -- 0.30%
                  EAccess Ltd. (EUR), 8.375%, 4/1/2018                                  1,000,000            1,117,262

                                                                                                             1,117,262
              TELECOMMUNICATION SERVICES -- 0.07%
                Diversified Telecommunication Services -- 0.07%
                  Wind Acquisition Finance SA (EUR), 11.75%, 7/15/2017                    250,000              266,130

                                                                                                               266,130
              TRANSPORTATION -- 1.01%
                Air Freight & Logistics -- 0.40%
                  Livingston International (CAD), 10.125%, 11/9/2015                    1,500,000            1,513,149
                Airlines -- 0.61%
  a               Iberbond 2004 plc (EUR), 4.235%, 12/24/2017                           2,000,000            2,264,938

                                                                                                             3,778,087

            TOTAL FOREIGN BONDS (Cost $25,984,721)                                                          26,426,663

            OTHER SECURITIES -- 0.65%
                Loan Participations -- 0.65%
  a               Merisant Co. Term Loan B, 7.50%, 1/31/2014                            1,533,749            1,464,730
                  Ocwen Financial Corp., 7.00%, 6/6/2016                                  975,000              956,719

            TOTAL OTHER SECURITIES (Cost $2,427,853)                                                         2,421,449

            SHORT TERM INVESTMENTS -- 5.91%
                  Bank of New York Tri-Party Repurchase Agreement dated
                  12/30/2011 repurchase price $9,000,240 collateralized by
                  U.S. Government debt securities valued at $9,164,677,
                  0.24%, 1/3/2012                                                       9,000,000            9,000,000
                  Darden Restaurants, Inc., 0.28%, 1/3/2012                            13,000,000           12,999,798

            TOTAL SHORT TERM INVESTMENTS (Cost $21,999,798)                                                 21,999,798

TOTAL INVESTMENTS -- 97.95% (Cost $361,433,392)                                                        $   364,745,619

OTHER ASSETS LESS LIABILITIES -- 2.05%                                                                       7,619,175

NET ASSETS -- 100.00%                                                                                  $   372,364,794

Footnote Legend
a Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2011, the aggregate value of these securities in the Fund's portfolio was $128,466,974, representing 34.5% of the Fund's net assets.
c Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d   Bond in default.
e   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate Mortgage
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Real
CAD        Denominated in Canadian Dollars
CMO        Collateralized Mortgage Obligation
EUR        Denominated in Euros
FCB        Farm Credit Bank
KRW        Denominated in Korean Won
Mtg        Mortgage
NOK        Denominated in Norwegian Krone
Pfd        Preferred Stock

                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2011
                                             Contract         Contract            Value              Unrealized       Unrealized
Contract Description          Buy/Sell        Amount         Value Date            USD              Appreciation     Depreciation

Euro                            Sell        2,087,000        02/21/2012         2,702,068           $    290,899     $         --
Euro                            Sell        1,000,000        02/21/2012         1,294,714                 90,326               --

Total                                                                                               $    381,225     $         --

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.
Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                              Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $     16,870,951   $     16,870,951      $           --      $          --
    Preferred Stock(a)                       11,514,499          4,267,495           7,247,004                 --
    Asset Backed Securities                  30,292,516                 --          24,817,978          5,474,538
    Corporate Bonds                         218,228,491                 --         216,292,828          1,935,663
    Convertible Bonds                        19,267,187                 --          19,267,187                 --
    Warrants                                     92,000             92,000                  --                 --
    Municipal Bonds                          13,229,576                 --          13,229,576                 --
    U.S. Treasury Securities                  2,112,891          2,112,891                  --                 --
    U.S. Government Agencies                  1,302,091                 --           1,302,091                 --
    Other Government                            977,379                 --             977,379                 --
    Mortgage Backed                              10,128                 --              10,128                 --
    Foreign Bonds                            26,426,663                 --          23,613,766          2,812,897
    Other Securities                          2,421,449                 --             956,719          1,464,730
    Short Term Investments                   21,999,798                 --          21,999,798                 --

Total Investments in Securities        $    364,745,619   $     23,343,337      $  329,714,454      $  11,687,828

    Other Financial Instruments**
    Forward  Currency Contracts        $        381,225   $             --      $      381,225      $          --

(a) At December 31, 2011, industry classifications for Preferred Stock in Level 2 consist of $3,170,737 in Banks, $671,580 in Diversified Financials, $520,937 in Food, Beverage & Tobacco, $1,168,125 in Miscellaneous, and $1,715,625 in Utilities.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2011, is as follows:

                                  Asset Backed        Corporate       Foreign      Other
                                   Securities           Bonds          Bonds     Securities       Total

Beginning Balance 09/30/2011    $    4,006,400     $  4,029,779    $ 2,978,038  $ 1,525,065   $ 12,539,282
Accrued Discounts (Premiums)                12           21,237          7,719        6,842         35,810
Net Realized Gain (Loss)                    67            7,757       (779,486)       1,613       (770,049)
Gross Purchases                      1,496,898               --        899,997           --      2,396,895
Gross Sales                            (32,428)         (81,000)    (1,022,085)     (38,484)    (1,173,997)
Change in Unrealized
Appreciation (Depreciation)              3,589          (22,110)       728,714      (30,306)       679,887
Transfers into Level 3 (a)                  --               --             --           --             --
Transfers out of Level 3 (a)                --       (2,020,000)            --           --     (2,020,000)

Ending Balance 12/31/2011 (b)   $    5,474,538     $  1,935,663    $ 2,812,897  $ 1,464,730   $ 11,687,828

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2011. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 3.14% of Total Net Assets at the period ended December 31, 2011.

Other Notes: It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Funds recognized no significant transfers between Levels 1 and 2 for the three months ended December 31, 2011.

Thornburg Value Fund                                                                  December 31, 2011 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 95.22%
              BANKS -- 1.20%
                Commercial Banks -- 1.20%
       a         Sterling Financial Corp.                                               2,272,729     $     37,954,574

                                                                                                            37,954,574
              CAPITAL GOODS -- 1.25%
                Machinery -- 1.25%
       a         Oshkosh Corp.                                                          1,850,241           39,558,153

                                                                                                            39,558,153
              CONSUMER DURABLES & APPAREL -- 1.54%
                Household Durables -- 1.54%
       a         Pulte Group, Inc.                                                      7,740,600           48,843,186

                                                                                                            48,843,186
              CONSUMER SERVICES -- 2.57%
                Hotels, Restaurants & Leisure -- 2.57%
       a         Life Time Fitness, Inc.                                                1,746,636           81,655,233

                                                                                                            81,655,233
              DIVERSIFIED FINANCIALS -- 7.88%
                Capital Markets -- 3.74%
                 AllianceBernstein Holding LP                                           1,079,195           14,115,871
                 Charles Schwab Corp.                                                   9,278,200          104,472,532
                Diversified Financial Services -- 4.14%
                 Bank of America Corp.                                                 12,265,500           68,196,180
                 JPMorgan Chase & Co.                                                   1,896,540           63,059,955

                                                                                                           249,844,538
              ENERGY -- 12.58%
                Oil, Gas & Consumable Fuels -- 12.58%
                 Apache Corp.                                                             768,340           69,596,237
       a         Bankers Petroleum Ltd.                                                 4,635,700           20,203,689
                 Exxon Mobil Corp.                                                      1,064,800           90,252,448
                 Inpex Corp.                                                               21,095          132,922,892
       a         Sandridge Energy, Inc.                                                10,531,515           85,937,162

                                                                                                           398,912,428
              HEALTH CARE EQUIPMENT & SERVICES -- 6.45%
                Health Care Equipment & Supplies -- 4.86%
       a         Alere, Inc.                                                            2,465,600           56,930,704
       a         Varian Medical Systems, Inc.                                           1,449,090           97,277,412
                Health Care Providers & Services -- 1.59%
       a         Community Health Systems, Inc.                                         2,878,673           50,232,844

                                                                                                           204,440,960
              INSURANCE -- 7.20%
                Insurance -- 7.20%
       a         Genworth Financial, Inc.                                               9,389,995           61,504,467
                 Hartford Financial Services Group, Inc.                                5,094,940           82,792,775
                 Metlife, Inc.                                                          2,692,490           83,951,838

                                                                                                           228,249,080
              MATERIALS -- 6.54%
                Metals & Mining -- 6.54%
       b         Tokyo Steel Mfg.                                                      11,229,100           91,326,706
                 United States Steel Corp.                                              4,384,800          116,021,808

                                                                                                           207,348,514
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 8.79%
                Biotechnology -- 4.95%
       a         Gilead Sciences, Inc.                                                  3,836,305          157,019,964
                Life Sciences Tools & Services -- 3.84%
       a         Thermo Fisher Scientific, Inc.                                         2,707,093          121,737,972

                                                                                                           278,757,936
              RETAILING -- 10.09%
                Specialty Retail -- 10.09%
                 Best Buy Co., Inc.                                                     2,940,100           68,710,137
     a,b         Office Depot, Inc.                                                    14,539,100           31,259,065
     a,b         OfficeMax, Inc.                                                        4,617,314           20,962,606
                 Staples, Inc.                                                          8,148,900          113,188,221
                 The Gap, Inc.                                                          4,631,400           85,912,470

                                                                                                           320,032,499
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.48%
                Semiconductors & Semiconductor Equipment -- 2.48%
     a,b         MEMC Electronic Materials, Inc.                                       11,887,551           46,836,951
       a         ON Semiconductor Corp.                                                 4,126,527           31,856,788

                                                                                                            78,693,739
              SOFTWARE & SERVICES -- 13.10%
                Information Technology Services -- 2.92%
       a         Amdocs Ltd.                                                            3,245,948           92,606,897
                Internet Software & Services -- 8.18%
       a         Google, Inc.                                                             235,489          152,102,345
       a         Yahoo!, Inc.                                                           6,648,600          107,241,918
                Software -- 2.00%
                 Microsoft Corp.                                                        2,439,200           63,321,632

                                                                                                           415,272,792
              TECHNOLOGY HARDWARE & EQUIPMENT -- 8.70%
                Communications Equipment -- 1.00%
       a         Juniper Networks, Inc.                                                 1,560,178           31,843,233
                Computers & Peripherals -- 7.02%
       a         Apple, Inc.                                                               67,415           27,303,075
       a         Dell, Inc.                                                             4,841,739           70,834,642
                 Hewlett-Packard Co.                                                    4,832,619          124,488,265
                Electronic Equipment, Instruments & Components -- 0.68%
                 Corning, Inc.                                                          1,650,735           21,426,540

                                                                                                           275,895,755
              TELECOMMUNICATION SERVICES -- 4.85%
                Diversified Telecommunication Services -- 1.95%
       a         Level 3 Communications, Inc                                            3,642,679           61,889,116
                Wireless Telecommunication Services -- 2.90%
                 KDDI Corp.                                                                14,302           91,977,264

                                                                                                           153,866,380

            TOTAL COMMON STOCK (Cost $3,429,038,161)                                                     3,019,325,767

            CONVERTIBLE BONDS -- 0.46%
              TELECOMMUNICATION SERVICES -- 0.46%
                Diversified Telecommunication Services -- 0.46%
                  Level 3 Communications, Inc., 6.50%, 10/1/2016                   $   12,049,000           14,654,597

                                                                                                            14,654,597

            TOTAL CONVERTIBLE BONDS (Cost $12,049,000)                                                      14,654,597

            SHORT TERM INVESTMENTS -- 3.98%
                  Bank of New York Tri-Party Repurchase Agreement dated
                  12/30/2011, due 01/03/2012, repurchase price $41,001,093
                  collateralized by corporate debt securities valued at
                  $43,754,686, 0.24%, 1/3/2012                                         41,000,000           41,000,000
                  Darden Restaurants, Inc., 0.28%, 1/3/2012                            85,000,000           84,998,678

            TOTAL SHORT TERM INVESTMENTS (Cost $125,998,678)                                               125,998,678

TOTAL INVESTMENTS -- 99.66% (Cost $3,567,085,839)                                                     $  3,159,979,042

OTHER ASSETS LESS LIABILITIES -- 0.34%                                                                      10,886,094

NET ASSETS -- 100.00%                                                                                 $  3,170,865,136

Footnote Legend
a   Non-income producing.
b Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                           Shares/Principal       Gross         Gross       Shares/Principal      Market Value          Investment
    Issuer                September 30, 2011    Additions    Reductions    December 31, 2011    December 31, 2011         Income
    MEMC Electronic
    Materials, Inc.*              10,926,751      960,800            --           11,887,551     $     46,836,951     $         --
    Office Depot, Inc.            14,539,100           --            --           14,539,100           31,259,065               --
    OfficeMax, Inc.                4,617,314           --            --            4,617,314           20,962,606               --
    Tokyo Steel Mfg.              10,800,400      428,700            --           11,229,100           91,326,706               --

Total non-controlled affiliated issuers - 6.00% of net assets                                    $    190,385,328     $         --
*Issuer not affiliated at September 30, 2011.
                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2011
                                               Contract       Contract             Value              Unrealized       Unrealized
Contract Description          Buy/Sell          Amount       Value Date             USD              Appreciation     Depreciation

Japanese Yen                    Sell     28,575,004,400      02/28/2012          371,586,430     $      2,275,361     $         --
Japanese Yen                    Buy       4,410,956,800      02/28/2012           57,359,630              155,454               --

Total                                                                                            $      2,430,815     $         --

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.
In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices,futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally,a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011

                                             Total             Level 1               Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  3,019,325,767   $  3,019,325,767      $           --       $          --
    Convertible Bonds                        14,654,597                 --          14,654,597                  --
    Short Term Investments                  125,998,678                 --         125,998,678                  --

Total Investments in Securities        $  3,159,979,042   $  3,019,325,767      $  140,653,275       $          --

Other Financial Instruments**
    Forward  Currency Contracts        $      2,430,815   $             --      $    2,430,815       $          --

Liabilities

Other Financial Instruments**
    Spot Currency                      $        (99,019)   $       (99,019)     $           --       $          --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.

Thornburg International Value Fund                                                    December 31, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 91.46%
              AUTOMOBILES & COMPONENTS -- 3.80%
                Automobiles -- 3.80%
                 Hyundai Motor Co.                                                      2,493,253     $    460,992,091
                 Toyota Motor Corp.                                                    14,729,026          490,839,960

                                                                                                           951,832,051
              BANKS -- 7.99%
                Commercial Banks -- 7.99%
                 China Merchants Bank Co. Ltd.                                        161,970,732          327,420,041
                 Industrial & Commercial Bank of China Ltd.                           482,819,400          287,207,482
                 Mitsubishi UFJ Financial Group, Inc.                                 107,819,900          458,062,976
                 Standard Chartered plc                                                27,057,306          592,061,750
                 Svenska Handelsbanken AB                                               4,904,000          128,976,686
                 Turkiye Garanti Bankasi A.S.                                          66,352,768          206,722,815

                                                                                                         2,000,451,750
              CAPITAL GOODS -- 7.12%
                Aerospace & Defense -- 1.34%
                 Embraer S.A.                                                           5,421,345          136,726,321
                 Rolls-Royce Holdings plc                                              17,206,482          199,477,242
                Industrial Conglomerates -- 2.00%
                 Siemens AG                                                             5,222,600          499,786,505
                Machinery -- 3.78%
                 Fanuc Ltd.                                                             1,889,082          289,117,656
                 Komatsu Ltd.                                                          21,552,493          503,740,872
                 Vallourec SA                                                           2,372,900          154,047,721

                                                                                                         1,782,896,317
              CONSUMER DURABLES & APPAREL -- 5.15%
                Textiles, Apparel & Luxury Goods -- 5.15%
                 adidas AG                                                              8,678,635          564,536,756
                 LVMH Moet Hennessy Louis Vuitton SA                                    3,940,056          557,876,454
                 Swatch Group AG                                                          444,460          166,323,528

                                                                                                         1,288,736,738
              CONSUMER SERVICES -- 1.59%
                Hotels, Restaurants & Leisure -- 1.59%
       a         Carnival plc                                                          12,085,525          399,025,122

                                                                                                           399,025,122
              DIVERSIFIED FINANCIALS -- 4.75%
                Capital Markets -- 2.46%
                 Credit Suisse Group AG                                                16,556,538          389,016,069
                 Julius Baer Group Ltd.                                                 5,777,758          225,992,578
                Diversified Financial Services -- 2.29%
                 BM&F Bovespa SA                                                       29,219,800          153,520,461
                 Hong Kong Exchanges & Clearing Ltd.                                   26,157,400          419,981,431

                                                                                                         1,188,510,539
              ENERGY -- 9.42%
                Energy Equipment & Services -- 2.11%
                 Schlumberger Ltd.                                                      7,730,184          528,048,869
                Oil, Gas & Consumable Fuels -- 7.31%
       b         BG Group plc                                                          26,546,992          567,496,245
                 Canadian Natural Resources Ltd.                                        9,894,900          370,542,758
                 Cenovus Energy, Inc.                                                   7,442,913          247,159,506
                 CNOOC Ltd.                                                           268,418,070          470,714,871
                 Coal India Ltd.                                                       30,625,664          173,586,760

                                                                                                         2,357,549,009
              FOOD & STAPLES RETAILING -- 3.95%
                Food & Staples Retailing -- 3.95%
                 Tesco plc                                                             97,762,618          612,539,361
                 Wal-Mart de Mexico SAB de C.V.                                       137,062,200          376,180,230

                                                                                                           988,719,591
              FOOD, BEVERAGE & TOBACCO -- 6.33%
                Beverages -- 1.21%
                 Sabmiller plc                                                          8,615,750          303,263,589
                Food Products -- 2.48%
                 Nestle SA                                                             10,790,500          620,341,744
                Tobacco -- 2.64%
                 British American Tobacco plc                                          13,926,446          660,836,535

                                                                                                         1,584,441,868
              HEALTH CARE EQUIPMENT & SERVICES -- 3.98%
                Health Care Equipment & Supplies -- 1.27%
                 Covidien plc                                                           7,054,798          317,536,458
                Health Care Providers & Services -- 2.71%
                 Fresenius Medical Care AG & Co.                                        7,344,894          499,071,938
                 Sinopharm Group Co. H                                                 74,602,800          179,048,257

                                                                                                           995,656,653
              HOUSEHOLD & PERSONAL PRODUCTS -- 2.99%
                Household Products -- 2.10%
                 Reckitt Benckiser plc                                                 10,635,620          525,244,350
                Personal Products -- 0.89%
                 Natura Cosmeticos SA                                                  11,460,500          222,789,294

                                                                                                           748,033,644
              INSURANCE -- 2.84%
                Insurance -- 2.84%
                 Allianz SE                                                             3,791,607          362,697,727
                 China Life Insurance Co.                                              83,335,910          206,231,322
                 Dai-ichi Life Insurance Co.                                              144,257          141,876,769

                                                                                                           710,805,818
              MATERIALS -- 5.04%
                Chemicals -- 3.62%
                 Air Liquide SA                                                         4,158,340          514,459,004
                 Potash Corp. of Saskatchewan, Inc.                                     9,466,600          390,781,248
                Metals & Mining -- 1.42%
                 BHP Billiton Ltd.                                                     10,125,662          356,471,755

                                                                                                         1,261,712,007
              MEDIA -- 2.67%
                Media -- 2.67%
                 Pearson plc                                                           16,108,031          302,690,845
                 Publicis Groupe                                                        7,975,402          366,901,440

                                                                                                           669,592,285
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 6.89%
                Pharmaceuticals -- 6.89%
                 Novartis AG                                                           10,081,996          576,390,062
                 Novo Nordisk A/S                                                       5,735,512          659,105,030
                 Teva Pharmaceutical Industries Ltd. ADR                               12,164,900          490,975,364

                                                                                                         1,726,470,456
              RETAILING -- 3.26%
                Specialty Retail -- 3.26%
                 Hennes & Mauritz AB                                                   13,523,874          434,875,265
                 Kingfisher plc                                                        98,103,317          381,952,611

                                                                                                           816,827,876
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.05%
                Semiconductors & Semiconductor Equipment -- 1.05%
                 ARM Holdings plc                                                      28,514,516          262,155,618

                                                                                                           262,155,618
              SOFTWARE & SERVICES -- 5.06%
                Internet Software & Services -- 1.48%
                 Tencent Holdings Ltd.                                                 11,958,157          240,191,653
       b         Yandex NV                                                              6,633,900          130,687,830
                Software -- 3.58%
       b         Check Point Software Technologies Ltd.                                 5,529,515          290,520,718
                 SAP AG                                                                11,460,205          605,902,525

                                                                                                         1,267,302,726
              TECHNOLOGY HARDWARE & EQUIPMENT -- 2.23%
                Communications Equipment -- 0.60%
                 HTC Corp.                                                              9,116,123          149,632,191
                Office Electronics -- 1.63%
                 Canon, Inc.                                                            9,227,138          408,789,666

                                                                                                           558,421,857
              TELECOMMUNICATION SERVICES -- 3.50%
                Wireless Telecommunication Services -- 3.50%
                 KDDI Corp.                                                                56,492          363,304,404
                 Vodafone Group plc                                                   184,319,280          512,097,392

                                                                                                           875,401,796
              TRANSPORTATION -- 1.85%
                Road & Rail -- 1.85%
                 Canadian National Railway Co.                                          5,889,800          463,379,112

                                                                                                           463,379,112

            TOTAL COMMON STOCK (Cost $20,942,057,393)                                                   22,897,922,833

            PREFERRED STOCK -- 1.75%
              AUTOMOBILES & COMPONENTS -- 1.75%
                Automobiles -- 1.75%
                 Volkswagen AG Pfd                                                      2,925,675          438,293,869

            TOTAL PREFERRED STOCK (Cost $256,125,379)                                                      438,293,869

            SHORT TERM INVESTMENTS -- 6.00%
                  Airgas, Inc., 0.35%, 1/3/2012                                    $   20,000,000           19,999,611
                  Airgas, Inc., 0.40%, 1/3/2012                                        57,300,000           57,298,727
                  Atmos Energy Corp., 0.35%, 1/3/2012                                  90,000,000           89,998,250
                  Atmos Energy Corp., 0.35%, 1/4/2012                                  60,000,000           59,998,250
                  Atmos Energy Corp., 0.35%, 1/5/2012                                 120,000,000          119,995,333
                  AutoZone Inc., 0.45%, 1/3/2012                                       34,000,000           33,999,150
                  AutoZone Inc., 0.34%, 1/5/2012                                       30,000,000           29,998,867
                  Baker Hughes, Inc., 0.09%, 1/3/2012                                  76,402,000           76,401,618
                  CenterPoint Energy, 0.40%, 1/3/2012                                  57,000,000           56,998,733
                  Darden Restaurants, Inc., 0.28%, 1/3/2012                            53,500,000           53,499,168
                  DCP Midstream LLC, 0.35%, 1/3/2012                                   15,000,000           14,999,708
                  DCP Midstream LLC, 0.42%, 1/3/2012                                    8,000,000            7,999,813
                  Devon Energy Corp., 0.28%, 1/3/2012                                 294,400,000          294,395,420
                  Johnson Controls, Inc., 0.33%, 1/4/2012                              15,000,000           14,999,588
                  Kansas City Power & Light, 0.33%, 1/3/2012                           10,148,000           10,147,814
                  Kansas City Power & Light, 0.38%, 1/3/2012                           20,000,000           19,999,578
                  Kansas City Power & Light, 0.35%, 1/4/2012                           13,000,000           12,999,621
                  Kansas City Power & Light, 0.51%, 1/4/2012                           26,626,000           26,624,868
                  Kinder Morgan Energy Partners L.P., 0.53%, 1/3/2012                  61,475,000           61,473,190
                  Kinder Morgan Energy Partners L.P., 0.50%, 1/4/2012                  10,000,000            9,999,583
                  Kinder Morgan Energy Partners L.P., 0.50%, 1/5/2012                  45,000,000           44,997,500
                  New York City Municipal Water Finance, put 1/3/2012 (SPA:
                  Landesbank Hessen-Thuringen) (daily demand notes), 0.15%,
                  6/15/2039                                                            10,000,000           10,000,000
                  Northern Illinois Gas Corp., 0.35%, 1/3/2012                         43,000,000           42,999,164
                  Potomac Electric Power Co., 0.30%, 1/3/2012                          40,000,000           39,999,333
                  Ryder System, Inc., 0.35%, 1/4/2012                                  38,000,000           37,998,892
                  Ryder System, Inc., 0.34%, 1/6/2012                                   4,400,000            4,399,792
                  Sherwin Williams Co., 0.14%, 1/6/2012                                10,000,000            9,999,806
                  The Washington Post Co., 0.40%, 1/3/2012                             27,400,000           27,399,391
                  Tyco Electronics Group S.A., 0.33%, 1/3/2012                         67,295,000           67,293,766
                  Weatherford International Ltd., 0.40%, 1/3/2012                     110,000,000          109,997,556
                  Wisconsin Energy Corp., 0.26%, 1/5/2012                              35,000,000           34,998,989

            TOTAL SHORT TERM INVESTMENTS (Cost $1,501,911,079)                                           1,501,911,079

TOTAL INVESTMENTS -- 99.21% (Cost $22,700,093,851)                                                   $  24,838,127,781

OTHER ASSETS LESS LIABILITIES -- 0.79%                                                                     197,343,767

NET ASSETS -- 100.00%                                                                                $  25,035,471,548

Footnote Legend
a Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                           Shares/Principal       Gross         Gross       Shares/Principal      Market Value          Investment
    Issuer                September 30, 2011    Additions    Reductions    December 31, 2011    December 31, 2011         Income
    Carnival plc                  12,085,525           --            --           12,085,525     $    399,025,122    $   2,984,265
    Yandex NV*                     6,633,900           --            --                   --                   --               --

    Total non-controlled affiliated issuers - 1.59% of net assets                                $    399,025,122    $   2,984,265

*   Issuer not affiliated at December 31, 2011.
b   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate Mortgage
Pfd        Preferred Stock
SPA        Stand-by Purchase Agreement
                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2011
                                             Contract         Contract            Value              Unrealized       Unrealized
Contract Description          Buy/Sell        Amount         Value Date            USD              Appreciation     Depreciation

Euro                            Sell      1,019,329,100      05/09/2012       1,321,112,895     $     78,395,380   $           --
Euro                            Sell        720,221,000      01/23/2012         932,254,139            8,840,636               --

Total                                                                                           $     87,236,016   $           --

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.
Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011

                                             Total             Level 1               Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $ 22,897,922,833   $ 22,897,922,833      $            --       $          --
    Preferred Stock                         438,293,869        438,293,869                   --                  --
    Short Term Investments                1,501,911,079                 --        1,501,911,079                  --

Total Investments in Securities        $ 24,838,127,781   $ 23,336,216,702      $ 1,501,911,079       $          --

Other Financial Instruments**
    Forward  Currency Contracts        $     87,236,016   $             --      $    87,236,016       $          --

Liabilities
Other Financial Instruments**
    Spot Currency                     $           (796)  $           (796)     $            --       $          --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.

Thornburg Core Growth Fund                                                            December 31, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 98.80%
              AUTOMOBILES & COMPONENTS -- 2.70%
                Auto Components -- 2.70%
                 Gentex Corp.                                                             630,527     $     18,657,294

                                                                                                            18,657,294
              BANKS -- 2.35%
                Commercial Banks -- 2.35%
       a         SVB Financial Group                                                      341,506           16,286,421

                                                                                                            16,286,421
              COMMERCIAL & PROFESSIONAL SERVICES -- 1.46%
                Commercial Services & Supplies -- 1.46%
       a         Stericycle, Inc.                                                         129,810           10,114,795

                                                                                                            10,114,795
              CONSUMER DURABLES & APPAREL -- 5.16%
                Textiles, Apparel & Luxury Goods -- 5.16%
                 Oxford Industries, Inc.                                                  404,520           18,251,942
       a         Vera Bradley, Inc.                                                       541,900           17,476,275

                                                                                                            35,728,217
              DIVERSIFIED FINANCIALS -- 14.46%
                Capital Markets -- 10.78%
       a         Affiliated Managers Group, Inc.                                          209,787           20,129,063
                 Charles Schwab Corp.                                                   2,305,435           25,959,198
                 Hargreaves Lansdown plc                                                2,850,000           19,054,145
       a         WisdomTree Investments, Inc.                                           1,569,904            9,497,919
                Diversified Financial Services -- 3.68%
       a         Encore Capital Group, Inc.                                               571,022           12,139,928
       a         Portfolio Recovery Associates, Inc.                                      197,317           13,322,844

                                                                                                           100,103,097
              ENERGY -- 3.07%
                Energy Equipment & Services -- 3.07%
                 Baker Hughes, Inc.                                                       436,100           21,211,904

                                                                                                            21,211,904
              HEALTH CARE EQUIPMENT & SERVICES -- 14.59%
                Health Care Equipment & Supplies -- 6.05%
                 Covidien plc                                                             500,000           22,505,000
       a         Zoll Medical Corp.                                                       305,927           19,328,468
                Health Care Providers & Services -- 8.54%
       a         Community Health Systems, Inc.                                           621,700           10,848,665
       a         DaVita, Inc.                                                             214,600           16,268,826
       a         HMS Holdings Corp.                                                       471,429           15,076,299
       a         Medco Health Solutions, Inc.                                             302,650           16,918,135

                                                                                                           100,945,393
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 3.20%
                Biotechnology -- 3.20%
       a         Gilead Sciences, Inc.                                                    541,679           22,170,921

                                                                                                            22,170,921
              RETAILING -- 5.71%
                Internet & Catalog Retail -- 3.85%
       a         Amazon.com, Inc.                                                         154,091           26,673,152
                Specialty Retail -- 1.86%
       a         Urban Outfitters, Inc.                                                   465,800           12,837,448

                                                                                                            39,510,600
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.34%
                Semiconductors & Semiconductor Equipment -- 2.34%
       a         ON Semiconductor Corp.                                                 2,100,898           16,218,933

                                                                                                            16,218,933
              SOFTWARE & SERVICES -- 24.94%
                Information Technology Services -- 3.02%
                 Visa, Inc.                                                               205,756           20,890,407
                Internet Software & Services -- 9.93%
       a         Active Network, Inc.                                                     397,710            5,408,856
       a         Baidu, Inc. ADR                                                          174,566           20,331,702
       a         Google, Inc.                                                              35,839           23,148,410
                 MercadoLibre, Inc.                                                       249,386           19,836,162
                Software -- 11.99%
       a         Allot Communications Ltd.                                                740,000           11,248,000
       a         BroadSoft, Inc.                                                          549,344           16,590,189
       a         Imperva, Inc.                                                            221,500            7,710,415
                 Intuit, Inc.                                                             307,100           16,150,389
                 Microsoft Corp.                                                          874,738           22,708,199
       a         Taleo Corp.                                                              222,073            8,592,004

                                                                                                           172,614,733
              TECHNOLOGY HARDWARE & EQUIPMENT -- 13.29%
                Communications Equipment -- 7.35%
       a         Juniper Networks, Inc.                                                   565,000           11,531,650
                 Qualcomm, Inc.                                                           467,500           25,572,250
       a         Riverbed Technology, Inc.                                                585,100           13,749,850
                Computers & Peripherals -- 4.40%
       a         EMC Corp.                                                                889,000           19,149,060
       a         Fusion-Io, Inc.                                                          468,100           11,328,020
                Electronic Equipment, Instruments & Components -- 1.54%
       a         InvenSense, Inc.                                                       1,069,100           10,648,236

                                                                                                            91,979,066
              TELECOMMUNICATION SERVICES -- 2.32%
                Wireless Telecommunication Services -- 2.32%
       a         SBA Communications Corp.                                                 373,776           16,057,417

                                                                                                            16,057,417
              TRANSPORTATION -- 3.21%
                Air Freight & Logistics -- 3.21%
                 FedEx Corp.                                                              266,027           22,215,915

                                                                                                            22,215,915

            TOTAL COMMON STOCK (Cost $599,569,746)                                                         683,814,706

            SHORT TERM INVESTMENTS -- 1.23%
                  Darden Restaurants, Inc., 0.28%, 1/3/2012                        $    8,500,000            8,499,868

            TOTAL SHORT TERM INVESTMENTS (Cost $8,499,868)                                                   8,499,868

TOTAL INVESTMENTS -- 100.03% (Cost $608,069,614)                                                     $     692,314,574

LIABILITIES NET OF OTHER ASSETS -- (0.03)%                                                                    (232,796)

NET ASSETS -- 100.00%                                                                                $     692,081,778

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund did not enter into any forward currency contracts during the period ended December 31, 2011.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1               Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $    683,814,706   $    683,814,706      $            --   $              --
    Short Term Investments                    8,499,868                 --            8,499,868                  --

Total Investments in Securities        $    692,314,574   $    683,814,706      $     8,499,868   $              --

Other Financial Instruments**
    Spot Currency                      $          2,472   $          2,472      $            --   $              --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.

Thornburg International Growth Fund                                                   December 31, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 89.22%
              CAPITAL GOODS -- 4.65%
                Construction & Engineering -- 2.48%
                 Tower Bersama Infrastructure                                          26,676,000     $      6,987,097
                Machinery -- 2.17%
                 The Weir Group plc                                                       193,300            6,099,960

                                                                                                            13,087,057
              COMMERCIAL & PROFESSIONAL SERVICES -- 4.38%
                Commercial Services & Supplies -- 2.17%
                 Regus plc                                                              4,641,300            6,090,708
                Professional Services -- 2.21%
                 Experian plc                                                             458,100            6,228,564

                                                                                                            12,319,272
              CONSUMER SERVICES -- 9.54%
                Hotels, Restaurants & Leisure -- 9.54%
       a         7 Days Group Holdings Ltd. ADR                                           382,131            4,260,761
                 Domino's Pizza UK & IRL plc                                            1,259,900            7,875,415
       a         Jubilant Foodworks Ltd.                                                  413,703            5,866,473
       a         Las Vegas Sands Corp.                                                     94,180            4,024,311
                 Wynn Macau Ltd.                                                        1,923,600            4,824,727

                                                                                                            26,851,687
              DIVERSIFIED FINANCIALS -- 4.95%
                Capital Markets -- 4.95%
                 Credit Suisse Group AG                                                   230,200            5,408,830
                 Hargreaves Lansdown plc                                                1,276,600            8,534,920

                                                                                                            13,943,750
              ENERGY -- 5.31%
                Oil, Gas & Consumable Fuels -- 5.31%
                 Cenovus Energy, Inc.                                                     205,900            6,837,396
                 CNOOC Ltd.                                                             4,621,000            8,103,677

                                                                                                            14,941,073
              FOOD & STAPLES RETAILING -- 7.55%
                Food & Staples Retailing -- 7.55%
                 Clicks Group Ltd.                                                        938,100            5,372,325
                 PriceSmart, Inc.                                                          56,682            3,944,500
       a         Puregold Price Club, Inc.                                             13,213,000            5,387,036
                 Tesco plc                                                              1,047,200            6,561,314

                                                                                                            21,265,175
              HEALTH CARE EQUIPMENT & SERVICES -- 7.64%
                Health Care Equipment & Supplies -- 5.03%
                 Covidien plc                                                             221,612            9,974,756
                 Shandong Weigao Group Medical Polymer Co. Ltd.                         4,644,000            4,191,595
                Health Care Providers & Services -- 2.61%
                 Orpea                                                                    225,175            7,339,736

                                                                                                            21,506,087
              MATERIALS -- 1.33%
                Metals & Mining -- 1.33%
                 Southern Copper Corp.                                                    123,600            3,730,248

                                                                                                             3,730,248
              MEDIA -- 2.91%
                Media -- 2.91%
       a         Kabel Deutschland Holding AG                                             161,400            8,191,700

                                                                                                             8,191,700
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 3.80%
                Biotechnology -- 2.06%
       a         Grifols SA                                                               323,183            5,437,636
       a         Grifols SA-B                                                              32,318              351,352
                Pharmaceuticals -- 1.74%
       a         Genomma Lab Internacional SA                                           2,544,600            4,906,962

                                                                                                            10,695,950
              RETAILING -- 12.12%
                Internet & Catalog Retail -- 11.52%
       a         ASOS plc                                                                 291,700            5,599,205
       a         MakeMyTrip Ltd.                                                          218,471            5,252,043
                 Start Today Co. Ltd.                                                     490,000           11,465,376
       a         YOOX S.p.A                                                               454,000            4,900,498
       a         zooplus AG                                                                93,221            5,200,072
                Multiline Retail -- 0.60%
                 Dollarama, Inc.                                                           38,600            1,686,086

                                                                                                            34,103,280
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.50%
                Semiconductors & Semiconductor Equipment -- 1.50%
                 Arm Holdings plc                                                         459,200            4,221,775

                                                                                                             4,221,775
              SOFTWARE & SERVICES -- 17.11%
                Internet Software & Services -- 10.30%
       a         Baidu, Inc. ADR                                                           66,412            7,735,006
                 carsales.com Ltd.                                                      1,171,000            5,713,025
                 MercadoLibre, Inc.                                                       111,267            8,850,177
       a         Telecity Group plc                                                       665,980            6,691,707
                Software -- 6.81%
       a         Allot Communications Ltd.                                                328,300            4,990,160
       a         Check Point Software Technologies Ltd.                                   135,700            7,129,678
       a         Imperva, Inc.                                                             94,300            3,282,583
       a         Monitise plc                                                           8,086,200            3,767,360

                                                                                                            48,159,696
              TELECOMMUNICATION SERVICES -- 1.84%
                Wireless Telecommunication Services -- 1.84%
                 Vodafone Group plc                                                     1,865,400            5,182,673

                                                                                                             5,182,673
              TRANSPORTATION -- 2.36%
                Transportation Infrastructure -- 2.36%
                 China Merchants Holdings International Co., Ltd.                       2,294,400            6,646,924

                                                                                                             6,646,924
              UTILITIES -- 2.23%
                Independent Power Producers & Energy Traders -- 2.23%
       a         APR Energy plc                                                           404,500            6,275,603

                                                                                                             6,275,603

            TOTAL COMMON STOCK (Cost $255,627,468)                                                         251,121,950

            SHORT TERM INVESTMENTS -- 6.57%
                  Darden Restaurants, Inc., 0.28%, 1/3/2012                        $   10,000,000            9,999,844
                  Devon Energy Corp., 0.28%, 1/3/2012                                   8,500,000            8,499,868

            TOTAL SHORT TERM INVESTMENTS (Cost $18,499,712)                                                 18,499,712

TOTAL INVESTMENTS -- 95.79% (Cost $274,127,180)                                                      $     269,621,662

OTHER ASSETS LESS LIABILITIES -- 4.21%                                                                      11,839,836

NET ASSETS -- 100.00%                                                                                $     281,461,498

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt

                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2011
                                             Contract         Contract            Value              Unrealized       Unrealized
Contract Description          Buy/Sell        Amount         Value Date            USD              Appreciation     Depreciation

Australian Dollar               Sell         4,369,000       05/08/2012          4,410,678      $         30,411   $           --
Euro                            Sell        18,633,200       03/20/2012         24,132,237             1,276,926               --
Euro                            Sell         8,666,700       03/20/2012         11,224,420               724,966               --
Euro                            Buy          3,194,300       03/20/2012          4,137,003                    --         (151,345)
Great Britain Pound             Sell        10,894,200       03/21/2012         16,906,149               512,478               --
Great Britain Pound             Sell        25,789,900       03/21/2012         40,022,021               415,252               --
Japanese Yen                    Buy        152,880,000       01/10/2012          1,986,373                    --           (2,879)
Japanese Yen                    Sell       808,500,000       01/10/2012         10,504,856                    --         (524,607)
South African Rand              Sell        24,830,300       06/08/2012          3,006,647                    --          (12,988)

Total                                                                                           $      2,960,033   $     (691,819)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1               Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $    251,121,950   $    251,121,950      $           --       $           --
    Short Term Investments                   18,499,712                 --          18,499,712                   --

Total Investments in Securities        $    269,621,662   $    251,121,950      $   18,499,712       $           --

Other Financial Instruments**
    Forward  Currency Contracts        $      2,960,033   $             --      $    2,960,033       $           --
    Spot Currency                      $          1,742   $          1,742      $           --       $           --

Liabilities

Other Financial Instruments**
    Forward  Currency Contracts        $       (691,819)  $             --      $     (691,819)      $           --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.

Thornburg Investment Income Builder Fund                                              December 31, 2011 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 73.58%
              BANKS -- 1.45%
                Commercial Banks -- 1.07%
                 Banque Cantonale Vaudoise                                                 55,100     $     26,763,946
                 Liechtensteinische Landesbank AG                                       1,150,000           50,809,113
                 St. Galler Kantonalbank                                                   70,641           26,622,926
                Thrifts & Mortgage Finance -- 0.38%
                 Capitol Federal Financial, Inc.                                        3,200,000           36,928,000

                                                                                                           141,123,985
              CAPITAL GOODS -- 0.23%
                Industrial Conglomerates -- 0.23%
                 NWS Holdings Ltd.                                                     15,117,000           22,266,948

                                                                                                            22,266,948
              CONSUMER SERVICES -- 1.73%
                Hotels, Restaurants & Leisure -- 1.73%
                 McDonald's Corp.                                                       1,461,500          146,632,295
                 OPAP SA                                                                2,394,000           21,162,315

                                                                                                           167,794,610
              DIVERSIFIED FINANCIALS -- 4.65%
                Capital Markets -- 3.19%
                 AllianceBernstein Holdings LP                                          1,200,000           15,696,000
       a         Apollo Investment Corp.                                               11,890,800           76,576,752
                 Ares Capital Corp.                                                     6,457,700           99,771,465
                 Och-Ziff Capital Management Group, LLC                                 4,200,000           35,322,000
       a         Solar Capital Ltd.                                                     3,600,000           79,524,000
       a         Solar Capital Ltd.                                                       150,000            3,313,500
                Diversified Financial Services -- 1.46%
                 Hong Kong Exchanges & Clearing Ltd.                                    2,317,300           37,206,411
       a         KKR Financial Holdings, LLC                                           12,000,000          104,760,000

                                                                                                           452,170,128
              ENERGY -- 9.66%
                Energy Equipment & Services -- 0.81%
                 Seadrill Ltd.                                                          2,345,294           78,426,779
                Oil, Gas & Consumable Fuels -- 8.85%
                 Canadian Oil Sands Ltd.                                                7,188,500          164,056,564
                 Eni SpA                                                                9,792,800          202,916,112
                 Royal Dutch Shell plc ADR                                              3,091,800          225,979,662
                 Total SA                                                               5,255,300          268,666,133

                                                                                                           940,045,250
              FOOD & STAPLES RETAILING -- 1.40%
                Food & Staples Retailing -- 1.40%
                 Walgreen Co.                                                           4,133,400          136,650,204

                                                                                                           136,650,204
              FOOD, BEVERAGE & TOBACCO -- 4.02%
                Beverages -- 1.77%
                 Coca Cola Co.                                                          2,462,400          172,294,128
                Food Products -- 0.46%
                 Nestle SA                                                                786,900           45,238,582
                Tobacco -- 1.79%
                 Philip Morris International, Inc.                                      2,216,500          173,950,920

                                                                                                           391,483,630
              HOUSEHOLD & PERSONAL PRODUCTS -- 1.63%
                Household Products -- 1.63%
                 Kimberly-Clark Corp.                                                     886,400           65,203,584
                 Reckitt Benckiser Group plc                                            1,900,000           93,832,260

                                                                                                           159,035,844
              INSURANCE -- 2.76%
                Insurance -- 2.76%
                 Allianz SE                                                               181,900           17,400,199
                 Gjensidige Forsikring ASA                                              7,393,601           85,669,520
                 Legal & General Group plc                                             23,976,400           38,277,939
                 Scor SE                                                                  858,800           20,073,731
                 Zurich Financial Services AG                                             475,000          107,460,343

                                                                                                           268,881,732
              MATERIALS -- 1.72%
                Chemicals -- 0.43%
                 Wacker Chemie AG                                                         515,000           41,425,397
                Metals & Mining -- 1.29%
                 Impala Platinum Holdings Ltd.                                          1,349,900           27,984,437
                 Southern Copper Corp.                                                  3,250,000           98,085,000

                                                                                                           167,494,834
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 6.70%
                Pharmaceuticals -- 6.70%
                 Merck & Co.                                                            4,300,000          162,110,000
                 Novartis AG                                                            2,246,900          128,455,797
                 Pfizer, Inc.                                                          10,186,200          220,429,368
                 Roche Holding AG                                                         829,400          140,573,278

                                                                                                           651,568,443
              REAL ESTATE -- 6.59%
                Real Estate Investment Trusts -- 6.11%
                 Annaly Capital Management, Inc.                                        5,570,640           88,907,415
                 Anworth Mortgage Asset Corp.                                           3,067,800           19,265,784
                 Capstead Mortgage Corp.                                                2,537,544           31,567,047
                 Chimera Investment Corp.                                              42,965,000          107,842,150
       a         Dynex Capital, Inc.                                                    2,860,000           26,111,800
       a         Invesco Mortgage Capital, Inc.                                         6,657,800           93,542,090
       a         MFA Financial, Inc.                                                   20,000,000          134,400,000
                 Two Harbors Investment Corp.                                           2,700,000           24,948,000
                 Washington REIT                                                        2,500,700           68,394,145
                Real Estate Management & Development -- 0.48%
                 Hopewell Holdings Ltd.                                                18,171,840           46,467,275

                                                                                                           641,445,706
              RETAILING -- 0.30%
                Multiline Retail -- 0.30%
                 David Jones Ltd.                                                      11,848,826           28,721,988

                                                                                                            28,721,988
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.95%
                Semiconductors & Semiconductor Equipment -- 2.95%
                 Intel Corp.                                                            7,388,870          179,180,097
                 Taiwan Semiconductor Manufacturing Co. Ltd.                           42,979,000          107,592,992

                                                                                                           286,773,089
              SOFTWARE & SERVICES -- 2.67%
                Software -- 2.67%
                 Microsoft Corp.                                                        9,994,300          259,452,028

                                                                                                           259,452,028
              TELECOMMUNICATION SERVICES -- 16.06%
                Diversified Telecommunication Services -- 10.95%
                 AT&T, Inc.                                                             6,000,000          181,440,000
                 Cable & Wireless Communications plc                                   54,025,162           32,050,212
                 Koninklijke KPN N.V.                                                  11,037,000          132,061,515
                 Singapore Telecommunications Ltd.                                     40,036,164           95,379,320
                 TDC A/S                                                               16,365,417          131,247,037
                 Telecom Italia S.p.A.                                                 19,890,500           21,392,672
                 Telecom Italia-RSP S.p.A.                                             12,230,500           10,953,896
                 Telefonica SA                                                          6,147,174          106,490,826
                 Telstra Corp. Ltd.                                                    90,092,475          306,848,202
                 Vivendi                                                                2,170,000           47,520,216
                Wireless Telecommunication Services -- 5.11%
                 China Mobile Ltd.                                                     17,558,707          171,594,502
                 SK Telecom Co. Ltd.                                                      463,500           56,931,641
                 VimpelCom Ltd. ADR                                                     3,100,000           29,357,000
                 Vodafone Group plc                                                    86,232,800          239,582,055

                                                                                                         1,562,849,094
              TRANSPORTATION -- 1.61%
                Transportation Infrastructure -- 1.61%
                 China Merchants Holdings International Co. Ltd.                       23,895,000           69,224,306
                 Hopewell Highway Infrastructure Ltd.                                  15,722,341            7,874,734
                 Sydney Airport                                                        29,371,709           79,910,102

                                                                                                           157,009,142
              UTILITIES -- 7.45%
                Electric Utilities -- 5.17%
                 CEZ AS                                                                 2,267,200           90,198,678
                 Enel S.p.A.                                                           47,655,400          193,915,700
                 Entergy Corp.                                                          2,999,900          219,142,695
                Multi-Utilities -- 2.28%
                 GDF Suez                                                               8,119,396          221,940,189

                                                                                                           725,197,262

            TOTAL COMMON STOCK (Cost $7,172,006,596)                                                     7,159,963,917

            PREFERRED STOCK -- 3.60%
              BANKS -- 2.15%
                Commercial Banks -- 2.11%
                 Barclays Bank plc Pfd, 7.10%                                             200,000            3,954,000
                 Fifth Third Bancorp Pfd, 8.50%                                           637,000           90,504,960
                 First Tennessee Bank Pfd, 3.75%                                           12,000            7,031,250
                 Huntington Bancshares Pfd, 8.50%                                          95,087          103,168,444
                Thrifts & Mortgage Finance -- 0.04%
  b              First Niagara Financial Group Pfd, 8.625%                                160,000            4,105,008

                                                                                                           208,763,662
              DIVERSIFIED FINANCIALS -- 0.28%
                Capital Markets -- 0.02%
                 Morgan Stanley Pfd, 4.00%                                                120,000            1,765,200
                Diversified Financial Services -- 0.26%
                 Bank of America Corp. Pfd, 3.00%                                         420,000            5,766,600
                 Bank of America Corp. Pfd, 8.00%                                       5,250,000            4,701,060
                 Citigroup Capital XII Pfd, 8.50%                                         600,000           15,096,000

                                                                                                            27,328,860
              INSURANCE -- 0.24%
                Insurance -- 0.24%
                 Principal Financial Group Pfd, 5.563%                                    234,400           22,993,187

                                                                                                            22,993,187
              MISCELLANEOUS -- 0.11%
                U.S. Government Agencies -- 0.11%
                 Farm Credit Bank of Texas Pfd, 10.00%                                      9,000           10,513,125

                                                                                                            10,513,125
              REAL ESTATE -- 0.11%
                Real Estate Investment Trusts -- 0.11%
                 Alexandria Real Estate Pfd, 7.00%                                        463,500           11,119,365

                                                                                                            11,119,365
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.17%
                Communications Equipment -- 0.17%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                            26,500           16,271,000

                                                                                                            16,271,000
              TELECOMMUNICATION SERVICES -- 0.17%
                Wireless Telecommunication Services -- 0.17%
                 Centaur Funding Corp. Pfd, 9.08%                                          15,000           16,959,375

                                                                                                            16,959,375
              UTILITIES -- 0.37%
                Multi-Utilities -- 0.37%
                 Centerpoint Energy, Inc. Pfd, 7.5%                                     1,050,000           36,028,125

                                                                                                            36,028,125

            TOTAL PREFERRED STOCK (Cost $307,007,960)                                                      349,976,699

            ASSET BACKED SECURITIES -- 0.34%
              OTHER ASSET BACKED -- 0.14%
                  MRMX Series 2011-1A Class B, 10.00%, 10/20/2021                  $   13,000,000           12,578,651
  c               QHP PhaRMA, 10.25%, 3/15/2015                                         1,400,552            1,415,748

                                                                                                            13,994,399
              RESIDENTIAL MTG TRUST -- 0.20%
                  Banc of America Funding Corp. Series 2006-I Class SB1, 3.106%,
                  12/20/2036                                                            3,193,224              525,454
                  Banc of America Mtg Securities Series 2005-A Class B1, 3.238%,
                  2/25/2035                                                             5,120,615            2,036,343
                  Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 2.601%, 8/25/2033        544,379              338,195
                  Citigroup Mtg Loan Trust, Inc., 2.885%, 3/25/2034                     1,431,810            1,149,596
                  Merrill Lynch Mtg Investors Trust, 2.606%, 8/25/2034                  6,105,180            4,766,752
                  Morgan Stanley Capital, Inc. Series 2005-HE7 Class A2C, 0.614%,
                  11/25/2035                                                            9,108,543            7,287,362
                  Structured Asset Security Corp. Series 2002-27A Class B1,
                  2.481%, 1/25/2033                                                     2,405,152              518,095
                  Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                  2.724%, 2/25/2035                                                    10,010,485            1,105,698
                  Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                  3.439%, 3/25/2035                                                     9,494,244            1,282,556

                                                                                                            19,010,051

            TOTAL ASSET BACKED SECURITIES (Cost $56,907,317)                                                33,004,450

            CORPORATE BONDS -- 14.26%
              AUTOMOBILES & COMPONENTS -- 0.06%
                Automobiles -- 0.06%
  c               American Honda Finance, 7.625%, 10/1/2018                             5,000,000            6,281,000

                                                                                                             6,281,000
              BANKS -- 0.58%
                Commercial Banks -- 0.58%
  c,d             Alfa Diversified, 2.546%, 3/15/2012                                     437,500              437,570
  c,d             Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                   9,000,000            8,929,800
  c,d             Banco Pine SA, 8.75%, 1/6/2017                                        8,998,000            8,818,040
                  Fifth Third Bancorp, 6.25%, 5/1/2013                                  2,750,000            2,890,811
  c,d             Groupe BPCE, 12.50%, 8/29/2049                                       10,211,000            9,217,265
  b,c,d,e,f       Landsbanki Islands HF, 7.431%, 12/31/2049                             5,000,000                    0
                  National City Preferred Capital Trust I, 12.00%, 12/29/2049           3,250,000            3,412,955
                  PNC Financial Services Group, Inc., 8.25%, 5/29/2049                 10,000,000           10,232,050
  c               PNC Preferred Funding Trust III, 8.70%, 12/31/2049                    4,500,000            4,573,485
                  Provident Bank of Maryland, 9.50%, 5/1/2018                           5,600,000            6,562,562
  d               Shinhan Bank, 6.819%, 9/20/2036                                         900,000              889,832

                                                                                                            55,964,370
              CAPITAL GOODS -- 0.28%
                Industrial Conglomerates -- 0.19%
                  Otter Tail Corp., 9.00%, 12/15/2016                                  17,000,000           18,275,000
                Trading Companies & Distributors -- 0.09%
                  International Lease Finance Corp. E-Capital Trust I, 4.48%,
  c               12/21/2065                                                           15,000,000            8,849,700

                                                                                                            27,124,700
              CONSUMER SERVICES -- 0.10%
                Hotels, Restaurants & Leisure -- 0.10%
                  Seneca Nation Indians Capital Improvements Authority, 6.75%,
  c               12/1/2013                                                             1,915,000            1,886,485
  c               Sizzling Platter, LLC, 12.25%, 4/15/2016                              7,500,000            7,425,000

                                                                                                             9,311,485
              DIVERSIFIED FINANCIALS -- 1.18%
                Capital Markets -- 0.15%
                  Deutsche Bank Financial LLC, 5.375%, 3/2/2015                         7,000,000            6,867,833
                  Goldman Sachs Group, Inc., 5.625%, 1/15/2017                          8,000,000            7,844,736
                Consumer Finance -- 0.48%
                  American Express Credit Co., 5.875%, 5/2/2013                         5,000,000            5,255,775
                  Capital One Capital IV, 6.745%, 2/17/2037                             6,400,000            6,320,000
                  Capital One Financial Corp., 6.15%, 9/1/2016                         25,000,000           26,013,300
                  SLM Corp., 4.00%, 7/25/2014                                           2,000,000            1,856,520
                  SLM Corp. LIBOR Floating Rate Note, 0.718%, 1/27/2014                 5,000,000            4,519,930
                  TMX Finance LLC/TitleMax Finance Corp., 13.25%, 7/15/2015             2,500,000            2,750,000
                Diversified Financial Services -- 0.55%
                  Citigroup, Inc., 5.00%, 9/15/2014                                    16,250,000           16,082,755
  d               Export-Import Bank of Korea, 8.125%, 1/21/2014                        2,750,000            3,039,272
                  JPMorgan Chase & Co., 7.90%, 4/29/2049                               15,000,000           15,970,350
  d               Korea Development Bank, 5.30%, 1/17/2013                                800,000              822,754
                  MBNA Corp., 6.125%, 3/1/2013                                          2,000,000            2,008,080
                  National Rural Utilities CFC, 10.375%, 11/1/2018                      5,000,000            7,193,770
                  SquareTwo Financial Corp., 11.625%, 4/1/2017                          8,850,000            8,540,250

                                                                                                           115,085,325
              ENERGY -- 2.54%
                Energy Equipment & Services -- 0.27%
                  Nabors Industries, Inc., 9.25%, 1/15/2019                            10,500,000           13,207,898
  c,d             RDS Ultra-Deepwater Ltd., 11.875%, 3/15/2017                         10,400,000           10,972,000
                  Seacor Holdings, Inc., 7.375%, 10/1/2019                              2,000,000            2,109,452
                Oil, Gas & Consumable Fuels -- 2.27%
                  Black Elk Energy Offshore, 13.75%, 12/1/2015                         16,750,000           17,022,187
  c,d             Bumi Capital PTE Ltd., 12.00%, 11/10/2016                             3,000,000            3,030,000
  c               DCP Midstream, LLC, 9.75%, 3/15/2019                                  5,000,000            6,517,945
                  Enbridge Energy Partners LP, 9.875%, 3/1/2019                         9,750,000           12,930,762
  c               Enogex, LLC, 6.875%, 7/15/2014                                        2,000,000            2,189,424
  c               Enogex, LLC, 6.25%, 3/15/2020                                         2,500,000            2,829,355
                  Enterprise Products Operating LP, 7.034%, 1/15/2068                  20,880,000           21,715,200
  c               Gaz Capital SA, 8.146%, 4/11/2018                                     2,000,000            2,250,000
  c               Green Field Energy Services, 13.00%, 11/15/2016                      16,000,000           15,520,000
  c               GS Caltex Corp., 7.25%, 7/2/2013                                      7,000,000            7,430,150
                  Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019                     8,000,000           10,092,120
  c               Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014                 6,737,250            7,175,171
                  Murphy Oil Corp., 6.375%, 5/1/2012                                    5,000,000            5,077,715
                  Niska Gas Storage, 8.875%, 3/15/2018                                  8,739,000            8,542,373
                  NuStar Logistics, 7.65%, 4/15/2018                                   18,000,000           21,370,266
                  Oneok Partners LP, 5.90%, 4/1/2012                                    3,000,000            3,033,096
                  Oneok Partners LP, 8.625%, 3/1/2019                                   8,000,000           10,269,504
  c,d             Pacific Rubiales Energy Corp., 7.25%, 12/12/2021                      2,000,000            2,010,000
  c,d             Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                      4,000,000            4,720,000
  c,d             Petroplus Finance Ltd., 6.75%, 5/1/2014                               5,650,000            3,361,750
                  Plains Exploration & Production Co., 7.625%, 6/1/2018                 1,000,000            1,060,000
                  RAAM Global Energy Co., 12.50%, 10/1/2015                            15,000,000           15,262,500
                  Southern Union Co., 3.447%, 11/1/2066                                23,020,000           21,466,150
                  Teppco Partners LP, 7.00%, 6/1/2067                                   7,000,000            6,868,750
  c               Woodside Financial Ltd., 8.125%, 3/1/2014                             8,000,000            8,946,192

                                                                                                           246,979,960
              FOOD & STAPLES RETAILING -- 0.12%
                Food & Staples Retailing -- 0.12%
                  Rite Aid Corp., 8.625%, 3/1/2015                                      3,000,000            2,895,000
                  Rite Aid Corp., 9.375%, 12/15/2015                                    9,500,000            9,167,500

                                                                                                            12,062,500
              FOOD, BEVERAGE & TOBACCO -- 0.40%
                Beverages -- 0.03%
                  Anheuser Busch Cos., Inc., 4.70%, 4/15/2012                           3,000,000            3,033,531
                Food Products -- 0.10%
  c               Harmony Foods Corp, 10.00%, 5/1/2016                                  9,900,000            9,949,500
                Tobacco -- 0.27%
                  Altria Group, Inc., 8.50%, 11/10/2013                                 4,000,000            4,515,788
                  Altria Group, Inc., 9.70%, 11/10/2018                                10,750,000           14,463,190
  c,d             B.A.T. International Finance, plc, 9.50%, 11/15/2018                  5,000,000            6,789,400

                                                                                                            38,751,409
              HEALTH CARE EQUIPMENT & SERVICES -- 0.71%
                Health Care Equipment & Supplies -- 0.16%
                  Alere, Inc., 8.625%, 10/1/2018                                        5,000,000            4,925,000
  c               Chiron Merger Sub, Inc., 10.50%, 11/1/2018                           11,500,000           11,270,000
                Health Care Providers & Services -- 0.37%
                  Aurora Diagnostics Holdings, LLC, 10.75%, 1/15/2018                  11,000,000           10,945,000
                  Prospect Medical Holdings, Inc., 12.75%, 7/15/2014                   23,000,000           25,070,000
                Health Care Technology -- 0.18%
                  Merge Healthcare, Inc., 11.75%, 5/1/2015                             16,400,000           17,384,000

                                                                                                            69,594,000
              INSURANCE -- 1.90%
                Insurance -- 1.90%
                  American General Finance Corp., 4.875%, 7/15/2012                     1,000,000              960,000
  c,d             Dai Ichi Mutual Life, 7.25%, 12/31/2049                               9,000,000            9,059,733
                  Hartford Financial Services Group, 8.125%, 6/15/2038                  9,650,000            9,553,500
  c               Liberty Mutual Group, Inc., 5.75%, 3/15/2014                          1,000,000            1,042,797
  c               Metlife Capital Trust X, 9.25%, 4/8/2068                             12,000,000           13,710,000
                  Metlife, Inc. Series A, 6.817%, 8/15/2018                             4,000,000            4,758,152
  c               National Life Insurance of Vermont, 10.50%, 9/15/2039                 2,000,000            2,457,450
                  Northwind Holdings, LLC Series 2007-1A Class A1, 1.307%,
                  12/1/2037                                                             4,900,000            3,839,542
  c,d             Oil Insurance Ltd., 3.561%, 12/29/2049                                4,000,000            3,834,480
                  Pacific Life Global Funding CPI Floating Rate Note, 6.05%,
  c               2/6/2016                                                              2,000,000            2,017,820
  c               Prudential Holdings, LLC, 8.695%, 12/18/2023                          4,500,000            5,653,575
  c,d             QBE Capital Funding III Ltd., 7.25%, 5/24/2041                       10,000,000            8,805,380
  c,d             QBE Insurance Group Ltd., 5.647%, 7/1/2023                           10,613,000            9,502,901
  c               Swiss Re Capital I LP, 6.854%, 5/29/2049                             40,865,000           34,729,447
                  Transatlantic Holdings, Inc., 5.75%, 12/14/2015                      14,647,000           15,470,498
  c               White Mountains Re Group Ltd., 7.506%, 5/29/2049                     28,590,000           26,046,634
  c               ZFS Finance USA Trust II, 6.45%, 12/15/2065                          35,208,000           32,039,280
  c               ZFS Finance USA Trust V, 6.50%, 5/9/2037                              1,260,000            1,134,000

                                                                                                           184,615,189
              MATERIALS -- 0.60%
                Construction Materials -- 0.24%
  c,d             C8 Capital Ltd., 6.64%, 12/31/2049                                    2,000,000            1,080,000
  c               CEMEX Finance, LLC, 9.50%, 12/14/2016                                10,000,000            8,775,000
                  CRH America, Inc., 8.125%, 7/15/2018                                 12,000,000           13,692,156
                Containers & Packaging -- 0.05%
  c               Plastipak Holdings, Inc., 10.625%, 8/15/2019                          2,250,000            2,486,250
  c               Sealed Air Corp., 8.375%, 9/15/2021                                   2,000,000            2,210,000
                Metals & Mining -- 0.31%
  c,d             Anglo American Capital, 9.375%, 4/8/2014                              3,500,000            3,995,394
  c,d,e           Bemax Resources Ltd., 9.375%, 7/15/2014                               5,000,000            4,450,000
  c,d             FMG Resources (Aug. 2006) Pty Ltd., 8.25%, 11/1/2019                  8,500,000            8,648,750
                  Freeport-McMoRan Copper & Gold, 8.375%, 4/1/2017                      4,965,000            5,275,312
  c               GTL Trade Finance, Inc., 7.25%, 10/20/2017                            7,000,000            7,525,000

                                                                                                            58,137,862
              MEDIA -- 0.57%
                Media -- 0.57%
                  Comcast Cable Communications, 8.875%, 5/1/2017                        5,000,000            6,453,075
                  DIRECTV Holdings, LLC, 7.625%, 5/15/2016                              3,000,000            3,183,750
                  Time Warner Cable, Inc., 8.75%, 2/14/2019                            14,000,000           17,877,006
                  Time Warner Cable, Inc., 8.25%, 2/14/2014                             4,000,000            4,508,624
  c               WM Finance Corp., 11.50%, 10/1/2018                                  17,500,000           17,368,750
  c               WMG Holdings Corp., 13.75%, 10/1/2019                                 6,000,000            5,640,000

                                                                                                            55,031,205
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.21%
                Biotechnology -- 0.08%
  e               JPR Royalty, LLC, 14.00%, 12/1/2020                                   5,000,000            5,000,000
                  Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
  e               Certificate CPI Floating Rate Note, 5.718%, 2/1/2014                  3,000,000            2,943,240
                Pharmaceuticals -- 0.13%
                  Axcan Intermediate Holdings, Inc., 12.75%, 3/1/2016                   4,250,000            4,483,750
                  KV Pharmaceutical Co., 12.00%, 3/15/2015                             12,000,000            8,220,000

                                                                                                            20,646,990
              REAL ESTATE -- 0.08%
                Real Estate Investment Trusts -- 0.08%
                  Residential Asset Securities Corp., 0.444%, 6/25/2036                 8,594,118            7,579,007

                                                                                                             7,579,007
              RETAILING -- 0.08%
                Internet & Catalog Retail -- 0.02%
                  Ticketmaster, 10.75%, 8/1/2016                                        1,500,000            1,597,500
                Multiline Retail -- 0.02%
  c,d             Grupo Famsa S.A.B. de C.V., 11.00%, 7/20/2015                         1,500,000            1,477,500
                Specialty Retail -- 0.04%
                  Best Buy, Inc., 6.75%, 7/15/2013                                      4,000,000            4,241,192

                                                                                                             7,316,192

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.51%
                Semiconductors & Semiconductor Equipment -- 0.51%
                  KLA Tencor Corp., 6.90%, 5/1/2018                                    10,000,000           11,531,530
                  MEMC Electronics Materials, Inc., 7.75%, 4/1/2019                    49,670,000           35,886,575
                  National Semiconductor Corp., 6.15%, 6/15/2012                        2,000,000            2,049,024

                                                                                                            49,467,129
              SOFTWARE & SERVICES -- 0.33%
                Information Technology Services -- 0.05%
  c               Igate Corp., 9.00%, 5/1/2016                                          5,000,000            5,162,500
                Internet Software & Services -- 0.26%
  c,d             EAccess Ltd., 8.25%, 4/1/2018                                         4,000,000            3,800,000
                  EarthLink, Inc., 8.875%, 5/15/2019                                   12,000,000           11,040,000
                  SSI Investments II/CO-ISSR, LLC, 11.125%, 6/1/2018                    3,000,000            3,172,500
  e               Yahoo!, Inc., 6.65%, 8/10/2026                                        8,072,399            7,265,159
                Software -- 0.02%
                  Aspect Software, Inc., 10.625%, 5/15/2017                             2,000,000            2,075,000

                                                                                                            32,515,159
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.05%
                Communications Equipment -- 0.05%
  c               Brightstar Corp., 9.50%, 12/1/2016                                    5,000,000            5,100,000

                                                                                                             5,100,000
              TELECOMMUNICATION SERVICES -- 1.10%
                Diversified Telecommunication Services -- 0.96%
  d               Deutsche Telekom International Finance B.V., 8.75%, 6/15/2030        26,150,000           36,476,896
                  Level 3 Communications, Inc., 11.875%, 2/1/2019                       6,000,000            6,390,000
                  Level 3 Financing, Inc., 9.25%, 11/1/2014                            21,821,000           22,311,973
                  Qwest Corp., 6.75%, 12/1/2021                                         9,000,000            9,810,000
  d               Telecom Italia Capital SA, 5.25%, 10/1/2015                           4,190,000            3,843,613
  c,d             Telemar Norte Leste SA, 5.50%, 10/23/2020                             9,065,000            8,929,025
  c,d             Wind Acquisition Finance SA, 7.25%, 2/15/2018                         6,000,000            5,460,000
                Wireless Telecommunication Services -- 0.14%
  c,d             Digicel SA, 12.00%, 4/1/2014                                          2,000,000            2,240,000
  c,d             VimpelCom, 8.25%, 5/23/2016                                           4,500,000            4,477,500
  c,d             VimpelCom Holdings, 7.504%, 3/1/2022                                  8,735,000            7,337,400

                                                                                                           107,276,407
              TRANSPORTATION -- 0.49%
                Airlines -- 0.39%
  c,d             Air Canada, 9.25%, 8/1/2015                                          17,000,000           14,875,000
                  American Airlines, Inc., 13.00%, 8/1/2016                             3,727,490            3,895,227
  b,c,f           American Airlines, Inc., 7.50%, 3/15/2016                            10,000,000            7,150,000
                  American Airllines, Inc., 8.625%, 10/15/2021                          9,000,000            9,180,000
                  US Airways, 6.25%, 4/22/2023                                          2,903,168            2,670,915
                Marine -- 0.10%
                  United Maritime, LLC, 11.75%, 6/15/2015                               3,500,000            3,561,250
  c               Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                   8,380,089            6,795,749

                                                                                                            48,128,141
              UTILITIES -- 2.37%
                Electric Utilities -- 1.12%
                  Alabama Power Capital Trust V, 3.472%, 10/1/2042                      4,000,000            3,943,200
                  Arizona Public Service Co., 8.75%, 3/1/2019                           6,500,000            8,300,916
  c,d             Centrais Eletricas DO PA, 10.50%, 6/3/2016                           16,000,000           15,920,000
                  Comed Financing III, 6.35%, 3/15/2033                                 2,961,000            2,476,823
  c,d             E. CL SA, 5.625%, 1/15/2021                                           2,000,000            2,113,274
  c,d             Enel Finance International S.A., 6.25%, 9/15/2017                    40,000,000           38,176,080
                  Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018                   8,000,000            9,114,320
  c               Great River Energy, 5.829%, 7/1/2017                                  1,580,089            1,794,255
  c               Monongahela Power Co., 7.95%, 12/15/2013                              2,000,000            2,236,300
  c               Texas-New Mexico Power Co., 9.50%, 4/1/2019                          19,000,000           24,919,431
                Gas Utilities -- 0.10%
                  Southwest Gas Corp., 7.625%, 5/15/2012                                9,465,000            9,678,994
                Independent Power Producers & Energy Traders -- 0.29%
  c,d             Atlantic Power Corp., 9.00%, 11/15/2018                              10,000,000           10,025,000
  c,d             Inkia Energy Ltd., 8.375%, 4/4/2021                                  18,000,000           17,910,000
                Multi-Utilities -- 0.86%
                  Ameren Illinois Co., 9.75%, 11/15/2018                                5,000,000            6,578,880
                  AmerenEnergy Generating Co., 7.00%, 4/15/2018                         9,050,000            9,330,550
                  Black Hills Corp., 9.00%, 5/15/2014                                   4,500,000            5,099,062
                  Dominion Resources, Inc., 8.875%, 1/15/2019                          13,750,000           18,246,827
                  NiSource Finance Corp., 6.15%, 3/1/2013                               5,562,000            5,841,185
                  NiSource Finance Corp., 6.40%, 3/15/2018                             20,000,000           22,997,040
                  Sempra Energy, 9.80%, 2/15/2019                                       7,750,000           10,466,716
                  Sempra Energy, 8.90%, 11/15/2013                                      2,000,000            2,255,066
                  Union Electric Co., 6.70%, 2/1/2019                                   2,500,000            3,037,105

                                                                                                           230,461,024

            TOTAL CORPORATE BONDS (Cost $1,252,019,018)                                                  1,387,429,054

            CONVERTIBLE BONDS -- 2.06%
              CAPITAL GOODS -- 0.14%
                Machinery -- 0.14%
  c               3D Systems Corp., 5.50%, 12/15/2016                                  15,000,000           13,912,500
              DIVERSIFIED FINANCIALS -- 1.24%
                Capital Markets -- 0.16%
  a,c             Apollo Investment Corp., 5.75%, 1/15/2016                            10,900,000            9,101,500
  c               Hercules Technology Growth Capital, Inc., 6.00%, 4/15/2016            7,000,000            6,221,250
                Diversified Financial Services -- 1.08%
  c               ICAHN Enterprise LP, 4.00%, 8/15/2013                                10,000,000            9,400,000
                  ICAHN Enterprises LP, 4.00%, 8/15/2013                                1,200,000            1,128,000
  a               KKR Financial Holdings, LLC, 7.00%, 7/15/2012                        61,600,000           63,602,000
  a               KKR Financial Holdings, LLC, 7.50%, 1/15/2017                        22,750,000           30,769,375

                                                                                                           120,222,125
              ENERGY -- 0.07%
                Oil, Gas & Consumable Fuels -- 0.07%
                  SunPower Corp., 4.50%, 3/15/2015                                      5,000,000            4,106,250
                  SunPower Corp., 4.75%, 4/15/2014                                      3,000,000            2,613,750

                                                                                                             6,720,000
              FOOD, BEVERAGE & TOBACCO -- 0.15%
                Beverages -- 0.15%
                  Central European Distribution Corp., 3.00%, 3/15/2013                18,239,000           14,591,200

                                                                                                            14,591,200
              MATERIALS -- 0.15%
                Construction Materials -- 0.06%
  d               Cemex SAB de CV, 4.875%, 3/15/2015                                    8,500,000            5,546,250
                Metals & Mining -- 0.09%
  c,d             Jaguar Mining, Inc., 4.50%, 11/1/2014                                11,000,000            9,432,500

                                                                                                            14,978,750
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.01%
                Pharmaceuticals -- 0.01%
                  KV Pharmaceutical Co., 2.50%, 5/16/2033                               4,000,000            1,080,000

                                                                                                             1,080,000
              REAL ESTATE -- 0.11%
                Real Estate Investment Trusts -- 0.11%
  c               Extra Space Storage LP, 3.625%, 4/1/2027                             10,000,000           10,725,000

                                                                                                            10,725,000
              SOFTWARE & SERVICES -- 0.04%
                Software -- 0.04%
                  THQ, Inc., 5.00%, 8/15/2014                                           9,136,000            4,293,920

                                                                                                             4,293,920
              TELECOMMUNICATION SERVICES -- 0.13%
                Diversified Telecommunication Services -- 0.13%
  c               Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018            15,600,000            9,925,500
                  Level 3 Communications, Inc., 7.00%, 3/15/2015                        2,000,000            2,167,500

                                                                                                            12,093,000
              TRANSPORTATION -- 0.02%
                Marine -- 0.02%
  c               Ultrapetrol Bahamas Ltd., 7.25%, 1/15/2017                            2,750,000            1,969,687

                                                                                                             1,969,687

            TOTAL CONVERTIBLE BONDS (Cost $201,275,061)                                                    200,586,182

            WARRANTS -- 0.01%
  b              Green Field Energy Services                                               16,000              736,000

            TOTAL WARRANTS (COST $627,343)                                                                     736,000

            MUNICIPAL BONDS -- 0.04%
                  San Bernardino County California, 8.45%, 9/1/2030                     2,555,000            2,732,419
                  Victor New York, 9.20%, 5/1/2014                                      1,130,000            1,174,104


            TOTAL MUNICIPAL BONDS (Cost $3,660,558)                                                          3,906,523

            U.S. GOVERNMENT AGENCIES -- 0.10%
  c               Agribank FCB, 9.125%, 7/15/2019                                       6,750,000            8,789,114
                  Federal National Mtg Association REMIC Series 2006-B1 Class AB,
                  6.00%, 6/25/2016                                                        499,627              499,999

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $7,248,601)                                                 9,289,113

            FOREIGN BONDS -- 2.13%
              BANKS -- 0.07%
                Commercial Banks -- 0.07%
                 Intesa Sanpaolo S.p.A. (EUR)                                           8,000,000            7,196,032
              DIVERSIFIED FINANCIALS -- 0.12%
                Capital Markets -- 0.06%
                  Morgan Stanley (AUD), 5.187%, 3/1/2013                                4,000,000            3,945,722
                  Morgan Stanley (BRL), 10.09%, 5/3/2017                                4,560,000            2,212,465
                Diversified Financial Services -- 0.06%
  e               Bank of America Corp. (BRL), 10.00%, 11/19/2014                       6,500,000            3,206,005
  e               Bank of America Corp. (BRL), 10.75%, 8/20/2018                        5,000,000            2,412,545

                                                                                                            11,776,737
              FOOD & STAPLES RETAILING -- 0.02%
                Food & Staples Retailing -- 0.02%
                  Wesfarmers Ltd. (AUD), 7.47%, 9/11/2014                               2,000,000            2,104,318

                                                                                                             2,104,318
              FOOD, BEVERAGE & TOBACCO -- 0.10%
                Beverages -- 0.10%
                  Ambev International Finance Co. Ltd. (BRL), 9.50%, 7/24/2017          7,669,000            4,317,089
                  Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015                        10,000,000            5,602,466

                                                                                                             9,919,555
              INSURANCE -- 0.15%
                Insurance -- 0.15%
                  ELM BV (AUD), 7.635%, 12/31/2049                                     10,500,000            8,497,337
                  ELM BV (AUD), 5.502%, 12/27/2049                                      8,000,000            5,995,410

                                                                                                            14,492,747
              MATERIALS -- 0.07%
                Construction Materials -- 0.07%
                  CEMEX Finance LLC (EUR), 9.625%, 12/14/2017                           6,500,000            6,456,692
              MEDIA -- 0.06%
                Media -- 0.06%
  c               Corus Entertainment (CAD), 7.25%, 2/10/2017                           2,000,000            2,041,718
                  News America Holdings (AUD), 8.625%, 2/7/2014                         4,000,000            4,282,595

                                                                                                             6,324,313
              MISCELLANEOUS -- 0.44%
                Miscellaneous -- 0.44%
                  New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020               8,500,000           10,601,744
                  Republic of Brazil (BRL), 12.50%, 1/5/2016                           29,750,000           18,820,533
                  Republic of Brazil (BRL), 12.50%, 1/5/2022                           20,000,000           13,724,702

                                                                                                            43,146,979
              SOFTWARE & SERVICES -- 0.05%
                Internet Software & Services -- 0.05%
                  EAccess Ltd. (EUR), 8.375%, 4/1/2018                                  4,000,000            4,469,047

                                                                                                             4,469,047
              TELECOMMUNICATION SERVICES -- 0.03%
                Diversified Telecommunication Services -- 0.03%
                  Wind Acquisition Finance SA (EUR), 11.75%, 7/15/2017                  3,000,000            3,193,563

                                                                                                             3,193,563
              TRANSPORTATION -- 0.83%
                Airlines -- 0.10%
  e               Iberbond 2004 plc (EUR), 4.235%, 12/24/2017                           8,000,000            9,059,753
                Transportation Infrastructure -- 0.73%
                  Southern Cross Air Corp. (AUD), 6.528%, 12/20/2016                   69,711,900           71,301,350

                                                                                                            80,361,103
              UTILITIES -- 0.19%
                Electric Utilities -- 0.07%
                  Cia De Ele Do E Da Bahia (BRL), 11.75%, 4/27/2016                    12,000,000            6,722,959
                Multi-Utilities -- 0.12%
                  Ville De Montreal (CAD), 5.45%, 12/1/2019                            10,000,000           11,428,908

                                                                                                            18,151,867

            TOTAL FOREIGN BONDS (Cost $179,075,358)                                                        207,592,953

            OTHER SECURITIES -- 0.20%
                Loan Participations -- 0.20%
                  Crown Castle Operating Co., 1.76%, 3/6/2014                           2,908,629            2,861,684
  e               Merisant Co. Term Loan B, 7.50%, 1/31/2014                            2,146,018            2,049,447
                  Texas Comp Electric Holdings, LLC, 3.776%, 10/10/2014                15,242,990           10,602,719
                  Texas Comp Electric Holdings, LLC, 3.776%, 10/31/2014                 5,426,870            3,774,823

            TOTAL OTHER SECURITIES (Cost $22,366,317)                                                       19,288,673

            SHORT TERM INVESTMENTS -- 1.22%
                  Bank of New York Tri-Party Repurchase Agreement dated
                  12/30/2011 due 1/3/12, repurchase price $100,002,667
                  collateralized by 48 U.S. Government debt securities, having an average coupon of 2.96%, a minimum credit weighting of
                  BBB-, maturity dates from 11/1/2017 to 12/1/2041, and having
                  an aggregate market value of $101,784,351.84, 0.24%, 1/3/2012       100,000,000          100,000,000
                  Darden Restaurants, Inc., 0.28%, 1/3/2012                            19,000,000           18,999,704

            TOTAL SHORT TERM INVESTMENTS (Cost $118,999,704)                                               118,999,704

TOTAL INVESTMENTS -- 97.54% (Cost $9,321,193,833)                                                    $   9,490,773,268

OTHER ASSETS LESS LIABILITIES -- 2.46%                                                                     239,483,583

NET ASSETS -- 100.00%                                                                                $   9,730,256,851

Footnote Legend
a Investment in Affiliates - Holdings of voting secrities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                               Shares/Principal       Gross         Gross       Shares/Principal      Market Value        Investment
    Issuer                   September 30, 2011     Additions    Reductions    December 31, 2011    December 31, 2011       Income

    Apollo Investment Corp.          10,000,000     1,890,000            --           11,890,800     $     76,576,752   $  3,329,424
    Apollo Investment Corp.,
    5.75%, 01/15/2016                 5,000,000     5,900,000            --           10,900,000            9,101,500        102,254
    Dynex Capital, Inc.               2,860,000            --            --            2,860,000           26,111,800        800,800
    Invesco Mortgage
    Capital, Inc.*                    5,414,300     1,243,500            --            6,657,800           93,542,090      4,327,570
    KKR Financial Holdings,
    LLC                              11,900,000       100,000            --           12,000,000          104,760,000      2,160,000
    KKR Financial Holdings,
    LLC, 7.00%, 07/15/2012           61,600,000            --            --           61,600,000           63,602,000      1,078,000
    KKR Financial Holdings,
    LLC, 7.50%, 01/15/2017           22,750,000            --            --           22,750,000           30,769,375        426,563
    MFA Financial, Inc.              18,000,000     2,000,000            --           20,000,000          134,400,000      9,900,000
    Solar Capital Ltd.                3,750,000            --            --            3,750,000           82,837,500      2,250,000

    Total non-controlled affilited issuers - 6.39% of net assets                                      $    621,701,017   $24,374,611

    *Issuers not affiliated at September 30, 2011.

b   Non-income producing.
c   Securities exempt from registration under Rule 144A of the Securities Act of
    1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2011, the aggregate value of these securities in the Fund's portfolio was $642,425,404, representing 6.60% of the Fund's net assets.
d   Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e   Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
f   Bond in default.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate Mortgage
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Real
CAD        Denominated in Canadian Dollars
CHL        Denominated in Chilean Peso
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
EUR        Denominated in Euros
FCB        Farm Credit Bank
LIBOR      London Interbank Offered Rate
MFA        Mortgage Finance Authority
Mtg        Mortgage
Pfd        Preferred Stock
REIT       Real Estate Investment Trust
REMIC      Real Estate Mortgage Investment Conduit
                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2011
                                               Contract       Contract               Value            Unrealized       Unrealized
Contract Description          Buy/Sell          Amount       Value Date               USD            Appreciation     Depreciation

Australian Dollar               Sell         70,350,000      01/05/2012            71,945,825      $           --   $  (5,043,679)
Euro                            Sell        883,126,300      02/29/2012         1,143,491,846         127,060,195              --
Euro                            Sell        115,000,000      02/29/2012           148,904,593          13,890,557              --
Euro                            Sell          5,000,000      02/29/2012             6,474,113             450,987              --
Great Britain Pound             Sell         47,961,700      04/11/2012            74,412,818                  --         (91,847)
Great Britain Pound             Sell        101,806,700      04/11/2012           157,953,605                  --      (1,637,053)
Swiss Franc                     Sell        129,128,000      04/10/2012           137,772,154           2,897,817              --

Total                                                                                              $  144,299,556   $  (6,772,579)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.
Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1               Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  7,159,963,917   $  7,159,963,917      $            --      $           --
    Preferred Stock(a)                      349,976,699        274,743,764           75,232,935                  --
    Asset Backed Securities                  33,004,450                 --           33,004,450                  --
    Corporate Bonds                       1,387,429,054                 --        1,367,770,655          19,658,399
    Convertible Bonds                       200,586,182                 --          200,586,182                  --
    Warrants                                    736,000            736,000                   --                  --
    Municipal Bonds                           3,906,523                 --            3,906,523                  --
    U.S. Government Agencies                  9,289,113                 --            9,289,113                  --
    Foreign Bonds                           207,592,953                 --          192,914,650          14,678,303
    Other Securities                         19,288,673                 --           17,239,226           2,049,447
    Short Term Investments                  118,999,704                 --          118,999,704                  --

Total Investments in Securities        $  9,490,773,268   $  7,435,443,681      $ 2,018,943,438      $   36,386,149

    Other Financial Instruments**
     Forward  Currency Contracts       $    144,299,556   $             --      $   144,299,556      $           --
     Spot Currency                     $            656   $            656      $            --      $           --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $    (6,772,579)   $             --      $    (6,772,579)     $           --
     Spot Currency                     $          (182)   $           (182)     $            --      $           --

(a) At December 31, 2011, industry classifications for Preferred Stock in Level 2 consist of $7,031,250 in Banks, $4,701,060 in Diversified Financials, $10,513,125 in Miscellaneous, $16,959,375 in Telecommunication Services, and $36,028,125 in Utilities.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2011, is as follows:

Beginning Balance 09/30/2011       $ 32,545,547
Accrued Discounts/(Premiums)             59,413
Net Realized Gain/(Loss)             (1,945,874)
Gross Purchases                       2,249,993
Gross Sales                          (2,648,936)
Change in Unrealized
Appreciation(Depreciation)            1,526,006
Transfers into Level 3 (a)            4,600,000
Transfers out of Level 3 (a)                 --
Ending Balance 12/31/2011 (b)      $ 36,386,149

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2011. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 0.37% of Total Net Assets at the period ended December 31, 2011.

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.

Thornburg Global Opportunities Fund                                                   December 31, 2011 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 85.27%
              BANKS -- 1.89%
                Commercial Banks -- 1.89%
                 Liechtensteinische Landesbank AG                                         132,178     $      5,839,867

                                                                                                             5,839,867
              CAPITAL GOODS -- 7.96%
                Machinery -- 4.21%
       a         Oshkosh Corp.                                                            524,700           11,218,086
                 Trinity Industries, Inc.                                                  59,721            1,795,213
                Trading Companies & Distributors -- 3.75%
                 Fly Leasing Ltd. ADR                                                     925,113           11,582,415

                                                                                                            24,595,714
              COMMERCIAL & PROFESSIONAL SERVICES -- 3.08%
                Commercial Services & Supplies -- 3.08%
                 Mineral Resources Ltd.                                                   846,100            9,519,304

                                                                                                             9,519,304
              CONSUMER DURABLES & APPAREL -- 3.34%
                Household Durables -- 3.34%
                 Cyrela Brazil Realty S.A.                                              1,296,300           10,313,412

                                                                                                            10,313,412
              DIVERSIFIED FINANCIALS -- 10.29%
                Capital Markets -- 3.67%
                 Apollo Investment Corp.                                                  597,700            3,849,188
       a         UBS AG                                                                   629,046            7,487,208
                Diversified Financial Services -- 6.62%
                 Bank of America Corp.                                                  1,103,700            6,136,572
       a         ING Groep N.V.                                                           230,600            1,659,405
                 KKR Financial Holdings LLC                                             1,449,650           12,655,444

                                                                                                            31,787,817
              ENERGY -- 10.99%
                Energy Equipment & Services -- 8.29%
                 Ensco plc ADR                                                            127,025            5,960,013
                 Ensign Energy Services, Inc.                                             663,400           10,581,841
                 Transocean Ltd.                                                          236,200            9,067,718
                Oil, Gas & Consumable Fuels -- 2.70%
       a         Bankers Petroleum Ltd.                                                 1,909,400            8,321,704

                                                                                                            33,931,276
              FOOD & STAPLES RETAILING -- 2.43%
                Food & Staples Retailing -- 2.43%
                 Walgreen Co.                                                             226,900            7,501,314

                                                                                                             7,501,314
              FOOD, BEVERAGE & TOBACCO -- 4.59%
                Food Products -- 4.59%
                 BRF-Brasil Foods SA                                                      726,000           14,175,537

                                                                                                            14,175,537
              INSURANCE -- 8.64%
                Insurance -- 8.64%
                 Swiss Re Ltd.                                                            262,350           13,370,270
                 Willis Group Holdings plc                                                342,909           13,304,869

                                                                                                            26,675,139
              MEDIA -- 6.48%
                Media -- 6.48%
       a         Kabel Deutschland Holding AG                                             225,300           11,434,883
                 Television Broadcasts Ltd.                                             1,415,470            8,584,019

                                                                                                            20,018,902
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 3.09%
                Pharmaceuticals -- 3.09%
                 Roche Holding AG                                                          35,300            5,982,923
                 Teva Pharmaceutical Industries Ltd. ADR                                   88,030            3,552,891

                                                                                                             9,535,814
              RETAILING -- 0.82%
                Specialty Retail -- 0.82%
                 Carphone Warehouse Group plc                                             525,000            2,519,354

                                                                                                             2,519,354
              SOFTWARE & SERVICES -- 10.32%
                Internet Software & Services -- 5.43%
       a         Google, Inc.                                                              25,955           16,764,335
                Software -- 4.89%
                 Microsoft Corp.                                                          581,500           15,095,740

                                                                                                            31,860,075
              TECHNOLOGY HARDWARE & EQUIPMENT -- 3.25%
                Computers & Peripherals -- 3.25%
                 Hewlett-Packard Co.                                                      390,300           10,054,128

                                                                                                            10,054,128
              TELECOMMUNICATION SERVICES -- 6.12%
                Diversified Telecommunication Services -- 6.12%
                 Cable & Wireless Worldwide plc                                        15,146,800            3,822,484
       a         Level 3 Communications, Inc.                                             298,526            5,071,957
                 Telstra Corp. Ltd.                                                     2,936,563           10,001,713

                                                                                                            18,896,154
              TRANSPORTATION -- 1.98%
                Transportation Infrastructure -- 1.98%
                 China Merchants Holdings International Co. Ltd.                        2,116,400            6,131,254

                                                                                                             6,131,254

            TOTAL COMMON STOCK (Cost $273,188,581)                                                         263,355,061

            PREFERRED STOCK -- 3.70%
              BANKS -- 3.70%
                Commercial Banks -- 3.70%
                 Fifth Third Bancorp Pfd, 8.50%                                            80,500           11,437,440

            TOTAL PREFERRED STOCK (Cost $2,079,829)                                                         11,437,440

            EXCHANGE TRADED FUNDS -- 3.97%
       a         SPDR Gold Trust                                                           80,700           12,265,593

            TOTAL EXCHANGE TRADED FUNDS (Cost $13,094,593)                                                  12,265,593

            SHORT TERM INVESTMENTS -- 6.96%
                  Darden Restaurants, Inc., 0.28%, 1/3/2012                        $   11,000,000           10,999,829
                  Devon Energy Corp., 0.28%, 1/3/2012                                  10,500,000           10,499,836

            TOTAL SHORT TERM INVESTMENTS (Cost $21,499,665)                                                 21,499,665

TOTAL INVESTMENTS -- 99.90% (Cost $309,862,668)                                                      $     308,557,759

OTHER ASSETS LESS LIABILITIES -- 0.10%                                                                         301,530

NET ASSETS -- 100.00%                                                                                $     308,859,289

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
Pfd        Preferred Stock

                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2011
                                             Contract         Contract             Value              Unrealized      Unrealized
Contract Description          Buy/Sell        Amount         Value Date             USD              Appreciation    Depreciation

Euro                            Sell        12,765,200       02/08/2012          16,525,031       $     1,444,286    $         --
Euro                            Sell         2,362,300       02/08/2012           3,058,086               346,815              --
Euro                            Buy          1,883,700       02/08/2012           2,438,520                    --          (12,437)
Euro                            Buy          1,807,800       02/08/2012           2,340,265                    --         (106,484)
Euro                            Buy          1,718,000       02/08/2012           2,224,016                    --         (216,008)
Great Britain Pound             Buy          1,737,600       06/18/2012           2,693,956                 6,948               --
Great Britain Pound             Sell         5,012,700       06/18/2012           7,771,634                    --          (36,888)
Swiss Franc                     Sell         5,019,200       04/05/2012           5,354,425               177,411               --

Total                                                                                             $     1,975,460    $    (371,817)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1               Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $    263,355,061   $    263,355,061      $           --       $           --
    Preferred Stock                          11,437,440         11,437,440                  --                   --
    Exchange Traded Funds                    12,265,593         12,265,593                  --                   --
    Short Term Investments                   21,499,665                 --          21,499,665                   --

Total Investments in Securities        $    308,557,759   $    287,058,094      $   21,499,665       $           --

Other Financial Instruments**
    Forward  Currency Contracts        $      1,975,460   $             --      $    1,975,460       $           --

Liabilities

Other Financial Instruments**
    Forward  Currency Contracts        $       (371,817)   $            --      $     (371,817)      $           --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011..

Thornburg Developing World Fund                                                       December 31, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 97.17%
              BANKS -- 14.84%
                Commercial Banks -- 14.84%
                 Banco Santander Chile ADR                                                 18,135     $      1,372,820
                 Credicorp Ltd.                                                            16,907            1,850,809
                 HDFC Bank Ltd. ADR                                                        59,841            1,572,622
                 PT Bank Mandiri                                                        2,172,000            1,616,873
                 Sberbank of Russia                                                       704,600            1,585,350
                 Turkiye Garanti Bankasi A.S.                                             381,900            1,189,814

                                                                                                             9,188,288
              CAPITAL GOODS -- 1.03%
                Machinery -- 1.03%
                 Turk Traktor Ve Ziraat Makineleri AS                                      35,574              634,931

                                                                                                               634,931
              CONSUMER DURABLES & APPAREL -- 3.36%
                Textiles, Apparel & Luxury Goods -- 3.36%
                 Trinity Ltd.                                                           2,874,000            2,079,659

                                                                                                             2,079,659
              CONSUMER SERVICES -- 4.37%
                Hotels, Restaurants & Leisure -- 4.37%
       a         Jubilant Foodworks Ltd.                                                   65,943              935,098
                 Wynn Macau Ltd.                                                          704,800            1,767,762

                                                                                                             2,702,860
              ENERGY -- 10.21%
                Energy Equipment & Services -- 2.53%
                 Schlumberger Ltd.                                                         22,890            1,563,616
                Oil, Gas & Consumable Fuels -- 7.68%
       a         Bankers Petroleum Ltd.                                                   253,200            1,103,517
                 CNOOC Ltd.                                                               855,000            1,499,382
                 Coal India Ltd.                                                          211,700            1,199,919
                 Novatek OAO GDR                                                            7,600              951,520

                                                                                                             6,317,954
              FOOD & STAPLES RETAILING -- 13.76%
                Food & Staples Retailing -- 13.76%
                 Bizim Toptan Satis Magazalari AS                                          57,703              572,840
                 Clicks Group Ltd.                                                        316,462            1,812,319
                 CP All plc                                                             1,052,100            1,725,711
                 O'Key Group S.A.                                                         183,700            1,258,345
       a         Puregold Price Club, Inc.                                              4,264,700            1,738,749
                 Raia Drogasil SA                                                         202,767            1,409,939

                                                                                                             8,517,903
              FOOD, BEVERAGE & TOBACCO -- 5.24%
                Beverages -- 2.23%
                 Coca Cola Co.                                                             19,741            1,381,278
                Food Products -- 3.01%
                 Mayora Indah                                                           1,184,000            1,860,711

                                                                                                             3,241,989
              HEALTH CARE EQUIPMENT & SERVICES -- 4.32%
                Health Care Equipment & Supplies -- 2.32%
                 Shandong Weigao Group Medical Polymer Co. Ltd.                         1,590,000            1,435,107
                Health Care Providers & Services -- 2.00%
                 Diagnosticos da America SA                                               149,000            1,238,172

                                                                                                             2,673,279
              HOUSEHOLD & PERSONAL PRODUCTS -- 5.10%
                Household Products -- 3.22%
                 Colgate Palmolive Co.                                                     21,596            1,995,254
                Personal Products -- 1.88%
                 Hengan International Group Co. Ltd.                                      124,500            1,164,593

                                                                                                             3,159,847
              MATERIALS -- 10.53%
                Chemicals -- 4.92%
                 Asian Paints Ltd.                                                         22,818            1,110,285
                 Potash Corp. of Saskatchewan, Inc.                                        46,852            1,934,051
                Construction Materials -- 2.89%
                 PT Indocement Tunggal Prakarsa Tbk                                       952,200            1,790,462
                Metals & Mining -- 2.72%
                 Southern Copper Corp.                                                     55,713            1,681,418

                                                                                                             6,516,216
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 3.36%
                Pharmaceuticals -- 3.36%
       a         Genomma Lab Internacional SA                                           1,077,700            2,078,218

                                                                                                             2,078,218
              RETAILING -- 4.61%
                Multiline Retail -- 1.69%
                 PT Mitra Adiperkasa Tbk                                                1,845,500            1,048,175
                Specialty Retail -- 2.92%
                 Cia Hering                                                               103,900            1,808,119

                                                                                                             2,856,294
              SOFTWARE & SERVICES -- 16.44%
                Internet Software & Services -- 13.98%
       a         Baidu, Inc. ADR                                                           15,085            1,756,950
                 Mercadolibre, Inc.                                                        22,068            1,755,289
                 PChome Online, Inc.                                                      208,000            1,281,152
                 Tencent Holdings Ltd.                                                     95,800            1,924,240
       a         Yandex NV                                                                 98,126            1,933,082
                Software -- 2.46%
                 Totvs SA                                                                  85,455            1,523,781

                                                                                                            10,174,494

            TOTAL COMMON STOCK (Cost $59,850,636)                                                           60,141,932

TOTAL INVESTMENTS -- 97.17% (Cost $59,850,636)                                                       $      60,141,932

OTHER ASSETS LESS LIABILITIES -- 2.83%                                                                       1,749,496

NET ASSETS -- 100.00%                                                                                $      61,891,428

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
CHL        Denominated in Chilean Peso
GDR        Global Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund did not enter into any forward currency contracts during the period ended December 31, 2011.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2011
                                             Total             Level 1               Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $     60,141,932   $     60,141,932      $           --       $           --

Total Investments in Securities        $     60,141,932   $     60,141,932      $           --       $           --

Liabilities

Other Financial Instruments**
    Spot Currency                      $         (1,166)  $         (1,166)     $           --       $           --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the three months ended December 31, 2011.



Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    February 24, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    February 24, 2012

By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and principal financial officer

         Date:    February 24, 2012